1933 Act Registration No. 33-16905
                                             1940 Act Registration No. 811-5309

    As filed with the Securities and Exchange Commission on January 29, 1997
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [X]


                          Pre-Effective Amendment No.___   [ ]
                       Post-Effective Amendment No. 27     [X]

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940         [X]

                                Amendment No. 28

                      FIRST AMERICAN INVESTMENT FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                            OAKS, PENNSYLVANIA 19456
               (Address of Principal Executive Offices) (Zip Code)

                                 (610) 254-1924
              (Registrant's Telephone Number, including Area Code)

                                    DAVID LEE
              C/O SEI INVESTMENTS COMPANY, OAKS, PENNSYLVANIA 19456
                     (Name and Address of Agent for Service)

                                   COPIES TO:

     Kathryn Stanton, Esq.                            Michael J. Radmer, Esq.
    SEI Investments Company                              James D. Alt, Esq.
    Oaks, Pennsylvania 19456                           Dorsey & Whitney LLP
                                                      220 South Sixth Street
                                                   Minneapolis, Minnesota  55402

It is proposed that this filing shall become effective (check appropriate box):

            [ ]    immediately upon filing pursuant to paragraph (b) of rule 485
            [X]    on January 31, 1997 pursuant to paragraph (b) of rule 485
            [ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485
            [ ]    on (date) pursuant to paragraph (a)(1) of Rule 485
            [ ]    75 days after filing pursuant to paragraph (a)(2) of Rule 485
            [ ]    on (date) pursuant to paragraph (a)(2) of Rule 485

Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice was filed with the Securities and Exchange Commission on November 25, 1996.
================================================================================



                      FIRST AMERICAN INVESTMENT FUNDS, INC.
                         POST-EFFECTIVE AMENDMENT NO. 27

              CROSS REFERENCE SHEET FOR ITEMS REQUIRED BY FORM N-1A

NOTE: PART A of this Registration Statement consists of six Prospectuses, as follows:

         1. Retail Class Prospectus relating to Class A and Class B Shares of the following funds (the "Equity Funds"): Stock Fund, Equity Index Fund, Balanced Fund, Asset Allocation Fund, Equity Income Fund, Diversified Growth Fund, Emerging Growth Fund, Regional Equity Fund, Special Equity Fund, Technology Fund, Health Sciences Fund, Real Estate Securities Fund, and International Fund.

         2. Institutional Class Prospectus relating to Class C Shares of the Equity Funds.

         3. Retail Class Prospectus relating to Class A and Class B Shares of the following funds (the "Taxable Fixed Income Funds"): Limited Term Income Fund, Intermediate Term Income Fund, Fixed Income Fund, and Intermediate Government Bond Fund.

         4. Institutional Class Prospectus relating to Class C Shares of the Taxable Fixed Income Funds.

         5. Retail Class Prospectus relating to Class A Shares of the following funds (the "Tax Free Funds"): Intermediate Tax Free Fund, Minnesota Insured Intermediate Tax Free Fund, and Colorado Intermediate Tax Free Fund.

         6. Institutional Class Prospectus relating to Class C Shares of the Tax Free Funds.

         PART B of this Registration Statement consists of one Statement of Additional Information, which relates to all six of the Prospectuses listed above.


                   CROSS REFERENCE SHEET FOR THE EQUITY FUNDS:

ITEM NUMBER OF FORM N-1A

PART A        CAPTION IN PROSPECTUS

RETAIL CLASSES PROSPECTUS

      1       Cover Page
      2       Summary; Fees and Expenses
      3       Financial Highlights
      4       The Funds; Investment Objectives and Policies; Special Investment
              Methods
      5       Management; Distributor
      5A      Included in Annual Report to Shareholders
      6       Fund Shares; Investing in the Funds; Federal Income Taxes
      7       Distributor; Investing in the Funds; Determining the Price of
              Shares
      8       Redeeming Shares
      9       Not Applicable

INSTITUTIONAL CLASS PROSPECTUS

      1       Cover Page
      2       Summary; Fees and Expenses
      3       Financial Highlights
      4       The Funds; Investment Objectives and Policies; Special Investment
              Methods
      5       Management; Distributor
      5A      Included in Annual Report to Shareholders
      6       Fund Shares; Purchases and Redemptions of Shares; Federal Income
              Taxes
      7       Distributor; Purchases and Redemptions of Shares
      8       Purchases and Redemptions of Shares
      9       Not Applicable

              CAPTION IN STATEMENT
PART B        OF ADDITIONAL INFORMATION

      10      Cover Page
      11      Table of Contents
      12      General Information
      13      Additional Information Concerning Fund Investments; Investment
              Restrictions
      14      Directors and Executive Officers
      15      Capital Stock
      16      Investment Advisory and Other Services
      17      Portfolio Transactions and Allocation of Brokerage
      18      Not Applicable
      19      Net Asset Value and Public Offering Price
      20      Taxation
      21      Investment Advisory and Other Services
      22      Fund Performance
      23      Financial Statements


            CROSS REFERENCE SHEET FOR THE TAXABLE FIXED INCOME FUNDS:

ITEM NUMBER OF FORM N-1A

PART A        CAPTION IN PROSPECTUS

RETAIL CLASSES PROSPECTUS

      1       Cover Page
      2       Summary; Fees and Expenses
      3       Financial Highlights
      4       The Funds; Investment Objectives and Policies; Special Investment
              Methods
      5       Management; Distributor
      5A      Included in Annual Report to Shareholders
      6       Fund Shares; Investing in the Funds; Federal Income Taxes
      7       Distributor; Investing in the Funds; Determining the Price of
              Shares
      8       Redeeming Shares
      9       Not Applicable

INSTITUTIONAL CLASS PROSPECTUS

      1       Cover Page
      2       Summary; Fees and Expenses
      3       Financial Highlights
      4       The Funds; Investment Objectives and Policies; Special Investment
              Methods
      5       Management; Distributor
      5A      Included in Annual Report to Shareholders
      6       Fund Shares; Purchases and Redemptions of Shares; Federal Income
              Taxes
      7       Distributor; Purchases and Redemptions of Shares
      8       Purchases and Redemptions of Shares
      9       Not Applicable

              CAPTION IN STATEMENT
PART B        OF ADDITIONAL INFORMATION

      10      Cover Page
      11      Table of Contents
      12      General Information
      13      Additional Information Concerning Fund Investments; Investment
              Restrictions
      14      Directors and Executive Officers
      15      Capital Stock
      16      Investment Advisory and Other Services
      17      Portfolio Transactions and Allocation of Brokerage
      18      Not Applicable
      19      Net Asset Value and Public Offering Price
      20      Taxation
      21      Investment Advisory and Other Services
      22      Fund Performance
      23      Financial Statements

                  CROSS REFERENCE SHEET FOR THE TAX FREE FUNDS:

ITEM NUMBER OF FORM N-1A

PART A        CAPTION IN PROSPECTUS

RETAIL CLASS PROSPECTUS

      1       Cover Page
      2       Summary; Fees and Expenses
      3       Financial Highlights
      4       The Funds; Investment Objectives and Policies; Special Investment
              Methods
      5       Management; Distributor
      5A      Included in Annual Report to Shareholders
      6       Fund Shares; Investing in the Funds; Income Taxes
      7       Distributor; Investing in the Funds; Determining the Price of
              Shares
      8       Redeeming Shares
      9       Not Applicable

INSTITUTIONAL CLASS PROSPECTUS

      1       Cover Page
      2       Summary; Fees and Expenses
      3       Financial Highlights
      4       The Funds; Investment Objectives and Policies; Special Investment
              Methods
      5       Management; Distributor
      5A      Included in Annual Report to Shareholders
      6       Fund Shares; Purchases and Redemptions of Shares; Income Taxes
      7       Distributor; Purchases and Redemptions of Shares
      8       Purchases and Redemptions of Shares
      9       Not Applicable

              CAPTION IN STATEMENT
PART B        OF ADDITIONAL INFORMATION

      10      Cover Page
      11      Table of Contents
      12      General Information
      13      Additional Information Concerning Fund Investments; Investment
              Restrictions
      14      Directors and Executive Officers
      15      Capital Stock
      16      Investment Advisory and Other Services
      17      Portfolio Transactions and Allocation of Brokerage
      18      Not Applicable
      19      Net Asset Value and Public Offering Price
      20      Taxation
      21      Investment Advisory and Other Services
      22      Fund Performance
      23      Financial Statements








FIRST AMERICAN INVESTMENT FUNDS, INC.

EQUITY FUNDS
RETAIL CLASSES

Stock Fund                                                  Regional Equity Fund
Equity Index Fund                                            Special Equity Fund
Balanced Fund                                                    Technology Fund
Asset Allocation Fund                                       Health Sciences Fund
Equity Income Fund                                   Real Estate Securities Fund
Diversified Growth Fund                                       International Fund
Emerging Growth Fund

                                   PROSPECTUS


                                                                JANUARY 31, 1997

[LOGO] FIRST AMERICAN FUNDS
       THE POWER OF DISCIPLINED INVESTING



TABLE OF CONTENTS

                                    PAGE

SUMMARY                               4
FEES AND EXPENSES                     8
Class A Share Fees and Expenses       8
Class B Share Fees and Expenses      10
Information Concerning Fees and
Expenses                             12
FINANCIAL HIGHLIGHTS                 14
THE FUNDS                            18
INVESTMENT OBJECTIVES AND
POLICIES                             18
Stock Fund                           19
Equity Index Fund                    20
Balanced Fund                        21
Asset Allocation Fund                23
Equity Income Fund                   24
Diversified Growth Fund              26
Emerging Growth Fund                 26
Regional Equity Fund                 27
Special Equity Fund                  28
Technology Fund                      30
Health Sciences Fund                 31
Real Estate Securities Fund          32
International Fund                   34
Risks to Consider                    36
MANAGEMENT                           36
Investment Adviser                   36
Sub-Adviser to International
Fund                                 38
Portfolio Managers                   38
Custodian                            41
Administrator                        41
Transfer Agent                       42
DISTRIBUTOR                          42
INVESTING IN THE FUNDS               43
Share Purchases                      43
Minimum Investment Required          44
Alternative Sales Charge Options     45
Systematic Exchange Program          49
Systematic Investment Program        50
Exchanging Securities for Fund
Shares                               50
Certificates and Confirmations       50
Dividends and Distributions          50
Exchange Privilege                   51
REDEEMING SHARES                     52
By Telephone                         53
By Mail                              53
By Systematic Withdrawal Program     54
Redemption Before Purchase
Instruments Clear                    55
Accounts with Low Balances           55
DETERMINING THE PRICE OF SHARES      55
Determining Net Asset Value          55
Foreign Securities                   56
FEDERAL INCOME TAXES                 57
FUND SHARES                          58
CALCULATION OF PERFORMANCE DATA      59
SPECIAL INVESTMENT METHODS           60
Cash Items                           60
Repurchase Agreements                60
When-Issued and Delayed-Delivery
Transactions                         61
Lending of Portfolio Securities      61
Options Transactions                 62
Futures and Options on Futures       63
Fixed Income Securities              64
Foreign Securities                   65
Foreign Currency Transactions        67
Mortgage-Backed Securities           68
Asset-Backed Securities              69
Bank Instruments                     69
Portfolio Transactions               69
Portfolio Turnover                   70
Investment Restrictions              70
Information Concerning
Compensation Paid to First Trust
National Association and
Its Affiliates                       71


FIRST AMERICAN INVESTMENT FUNDS, INC.
Oaks, Pennsylvania 19456


RETAIL CLASSES PROSPECTUS

    The shares described in this Prospectus represent interests in First American Investment Funds, Inc., which consists of mutual funds with several different investment portfolios and objectives. This Prospectus relates to the Class A and Class B Shares of the following funds (the "Funds"):

    *  STOCK FUND                    *  REGIONAL EQUITY FUND
    *  EQUITY INDEX FUND             *  SPECIAL EQUITY FUND
    *  BALANCED FUND                 *  TECHNOLOGY FUND
    *  ASSET ALLOCATION FUND         *  HEALTH SCIENCES FUND
    *  EQUITY INCOME FUND            *  REAL ESTATE SECURITIES FUND
    *  DIVERSIFIED GROWTH FUND       *  INTERNATIONAL FUND
    *  EMERGING GROWTH FUND

    SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, INCLUDING FIRST BANK NATIONAL ASSOCIATION AND ANY OF ITS AFFILIATES, NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, DUE TO FLUCTUATIONS IN EACH FUND'S NET ASSET VALUE.

    This Prospectus concisely sets forth information about the Funds that a prospective investor should know before investing. It should be read and retained for future reference.

    A Statement of Additional Information dated January 31, 1997 for the Funds has been filed with the Securities and Exchange Commission and is incorporated in its entirety by reference in this Prospectus. To obtain copies of the Statement of Additional Information at no charge, or to obtain other information or make inquiries about the Funds, call (800) 637-2548 or write SEI Financial Services Company, Oaks, Pennsylvania 19456.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The date of this Prospectus is January 31, 1997.


SUMMARY

    First American Investment Funds, Inc. ("FAIF") is an open-end investment company which offers shares in several different mutual funds. This Prospectus provides information with respect to the Class A and Class B Shares of the following funds (the "Funds"):

    STOCK FUND has a primary objective of capital appreciation and a secondary objective to provide current income. Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks diversified among a broad range of industries and among companies that have a market capitalization of at least $500 million. In selecting equity securities, the Fund's adviser employs a value-based selection discipline.

    EQUITY INDEX FUND has an objective of providing investment results that correspond to the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"). The Fund invests substantially in common stocks included in the S&P 500. The Fund's adviser believes that its objective can best be achieved by investing in the common stocks of approximately 250 to 500 of the issues included in the S&P 500.

    BALANCED FUND has an objective of maximizing total return (capital appreciation plus income). The Fund seeks to achieve its objective by investing in a balanced portfolio of equity securities and fixed income securities. Over the long term, it is anticipated that the Fund's asset mix will average approximately 60% equity securities and 40% fixed income securities, with the asset mix normally ranging between 40% and 75% equity securities, between 25% and 60% fixed income securities, and between 0% and 25% money market instruments.

    ASSET ALLOCATION FUND has an objective of maximizing total return over the long term by allocating its assets principally among common stocks, bonds, and short-term instruments. There are no limitations on the proportions in which the Fund's adviser may allocate the Fund's investments among these three classes of assets, and the Fund may at times be fully invested in a single asset class if the adviser believes that it offers the most favorable total return outlook.

    EQUITY INCOME FUND has an objective of long-term growth of capital and income. Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of issuers believed by the Fund's adviser to be characterized by sound management, the ability to finance expected growth and the ability to pay above average dividends.

    DIVERSIFIED GROWTH FUND has a primary objective of long-term growth of capital and a secondary objective to provide current income. Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of a diverse group of companies that will provide representation across all economic sectors included in the S&P 500. The adviser may overweight the Fund's portfolio holdings in sectors that it believes provide above average total return potential.

    EMERGING GROWTH FUND has an objective of growth of capital. Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of small-capitalization companies that exhibit, in the adviser's opinion, outstanding potential for superior growth. Companies that participate in sectors that are identified by the adviser as having long-term growth potential generally are expected to make up a substantial portion of the Fund's holdings.

    REGIONAL EQUITY FUND has an objective of capital appreciation. The Fund seeks to achieve its objective by investing, in normal market conditions, at least 65% of its total assets in equity securities of small-capitalization companies headquartered in Minnesota, North and South Dakota, Montana, Wisconsin, Michigan, Iowa, Nebraska, Colorado and Illinois. The Fund invests in the securities of rapidly growing companies within this size category and geographic area.

    SPECIAL EQUITY FUND has an objective of capital appreciation. Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of mid-capitalization companies. The Fund's policy is to invest in equity securities which the Fund's adviser believes offer the potential for greater than average capital appreciation. The adviser believes that this policy can best be achieved by investing in the equity securities of companies where fundamental changes are occurring, are likely to occur, or have occurred and where, in the opinion of the adviser, the changes have not been adequately reflected in the price of the securities.

    TECHNOLOGY FUND has an objective of long-term growth of capital. Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of companies which the Fund's adviser believes have, or will develop, products, processes or services that will provide or will benefit significantly from technological advances and improvements.

    HEALTH SCIENCES FUND has an objective of long-term growth of capital. Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of companies which the Fund's adviser considers to be principally engaged in the development, production or distribution of products or services connected with health care or medicine.

    REAL ESTATE SECURITIES FUND has an objective of providing above average current income and long-term capital appreciation by investing primarily in equity securities of real estate companies. Under normal market conditions, the Fund invests at least 65% of its total assets in income producing equity securities of publicly traded companies principally engaged in the real estate industry. A majority of the Fund's total assets will be invested in securities of real estate investment trusts ("REITs"), with an expected emphasis on equity REITs.

    INTERNATIONAL FUND has an objective of long-term growth of capital. Under normal market conditions, the Fund invests at least 65% of its total assets in an internationally diversified portfolio of equity securities which trade in markets other than the United States. Investments are expected to be made primarily in developed markets and larger capitalization companies. However, the Fund also may invest in emerging markets where smaller capitalization companies are the norm.

    INVESTMENT ADVISER AND SUB-ADVISER First Bank National Association (the "Adviser") serves as investment adviser to each of the Funds. Marvin & Palmer Associates, Inc. (the "Sub-Adviser") serves as sub-adviser to International Fund. See "Management."

    DISTRIBUTOR; ADMINISTRATOR SEI Financial Services Company (the "Distributor") serves as the distributor of the Funds' shares. SEI Financial Management Corporation (the "Administrator") serves as the administrator of the Funds. See "Management" and "Distributor."

    OFFERING PRICES Class A Shares of the Funds are sold at net asset value plus a maximum sales charge of 4.50%. These sales charges are reduced on purchases of $50,000 or more. Purchases of $1 million or more of Class A Shares are not subject to an initial sales charge, but a contingent deferred sales charge of 1.00% will be imposed on such purchases in the event of redemption within 24 months following the purchase except in the case of Equity Index Fund. Class A Shares of the Funds otherwise are redeemed at net asset value without any additional charge. Class A Shares of each Fund are subject to a shareholder servicing fee computed at an annual rate of 0.25% of the average daily net assets of that class. See "Investing in the Funds -- Alternative Sales Charge Options."

    Class B Shares of the Funds are sold at net asset value without an initial sales charge. Class B Shares of each Fund are subject to Rule 12b-1 distribution and shareholder servicing fees computed at an annual rate totaling 1.00% of the average daily net assets of that class. If Class B Shares are redeemed within six years after purchase, they are subject to a contingent deferred sales charge declining from 5.00% in the first year to zero after six years. Class B Shares automatically convert into Class A Shares approximately eight years after purchase. See "Investing in the Funds -- Alternative Sales Charge Options."

    MINIMUM INITIAL AND SUBSEQUENT INVESTMENTS The minimum initial investment is $1,000 ($250 for IRAs) for each Fund. Subsequent investments must be $100 or more. Regular investment in the Funds is simplified through the Systematic Investment Program through which monthly purchases of $100 or more are possible. See "Investing in the Funds -- Minimum Investment Required" and "-- Systematic Investment Program."

    EXCHANGES Shares of any Fund may be exchanged for the same class of shares of other funds in the First American family at the shares' respective net asset values with no additional charge. See "Investing in the Funds -- Exchange Privilege."

    REDEMPTIONS Shares of each Fund may be redeemed at any time at their net asset value next determined after receipt of a redemption request by the Funds' transfer agent, less any applicable contingent deferred sales charge. Each Fund may, upon 60 days written notice, redeem an account if the account's net asset value falls below $500. See "Investing in the Funds" and "Redeeming Shares."

    RISKS TO CONSIDER Each of the Funds is subject to the risk of generally adverse equity markets. Investors also should recognize that market prices of equity securities generally, and of particular companies' equity securities, frequently are subject to greater volatility than prices of fixed income securities.

    Because each of the Funds other than Equity Index Fund is actively managed to a greater or lesser degree, their performance will reflect in part the ability of the Adviser or Sub-Adviser to select securities which are suited to achieving their investment objectives. Due to their active management, these Funds could underperform other mutual funds with similar investment objectives or the market generally.

    In addition, (i) certain of the Funds are subject to risks associated with investing in small-capitalization companies; (ii) Regional Equity Fund is subject to risks associated with concentrating its investments in a single geographic region; (iii) Technology Fund, Health Sciences Fund and Real Estate Securities Fund are subject to risks associated with concentrating their investments in a single or related economic sectors; (iv) Real Estate Securities Fund is subject to risks associated with direct investments in REITs; (v) International Fund is subject to risks associated with investing in foreign securities and to currency risk; (vi) Equity Income Fund may invest a significant portion of its assets in less than investment grade convertible debt obligations; (vii) certain Funds other than International Fund may invest specified portions of their assets in securities of foreign issuers which are listed on a United States stock exchange or represented by American Depository Receipts or, in the case of Balanced Fund, are debt obligations of foreign issuers denominated in United States dollars; and
    (viii) certain Funds may invest (but not for speculative purposes) in stock index futures contracts, options on stock indices, options on stock index futures, index participation contracts based on the S&P 500, and/or exchange traded put and call options on interest rate futures contracts and on interest rates indices. See "Investment Objectives and Policies" and "Special Investment Methods."

    SHAREHOLDER INQUIRIES Any questions or communications regarding the Funds or a shareholder account should be directed to the Distributor by calling (800) 637-2548, or to the financial institution which holds shares on an investor's behalf.


FEES AND EXPENSES RETAIL CLASSES

CLASS A SHARE FEES AND EXPENSES

                                                 EQUITY                 ASSET      EQUITY
                                        STOCK    INDEX     BALANCED  ALLOCATION    INCOME
                                        FUND      FUND       FUND       FUND        FUND
SHAREHOLDER TRANSACTION EXPENSES
Maximum sales load imposed on
purchases (as a percentage of
offering price)(1)                    4.50%     4.50%      4.50%      4.50%         4.50%
Maximum sales load imposed on
reinvested dividends                  None      None       None       None          None
Deferred sales load                   None      None       None       None          None
Redemption fees                       None      None       None       None          None
Exchange fees                         None      None       None       None          None
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Investment advisory fee (after
voluntary fee waivers and
reimbursements)(2)                    0.62%     0.16%      0.61%      0.47%         0.50%
Rule 12b-1 fees                       0.25%(3)  0.25%(3)   0.25%(3)   0.25%(3)      0.25%(3)
Other expenses (after voluntary fee
waivers and reimbursements)(2)        0.18%     0.19%      0.19%      0.33%         0.25%
Total fund operating expenses
(after voluntary fee waivers
and reimbursements)(2)                1.05%     0.60%      1.05%      1.05%         1.00%
EXAMPLE(4)
You would pay the following expenses on a $1,000 investment, assuming (i) the maximum applicable sales charge for all funds; (ii) a 5% annual return; and
(iii) redemption at the end of each time period:
1 year                                 $55       $51        $55        $55           $55
3 years                                $77       $63        $77        $77           $75
5 years                               $100       $77       $100       $100           $98
10 years                              $167      $117       $167       $167          $162

(1) The rules of the Securities and Exchange Commission require that the maximum sales charge be reflected in the above table. However, certain investors may qualify for reduced sales charges. Purchases of $1 million or more of Class A Shares are not subject to an initial sales charge, but a contingent deferred sales charge of 1.00% will be imposed on such purchases in the event of redemption within 24 months following the purchase except in the case of Equity Index Fund. See "Investing in the Funds -- Alternative Sales Charge Options."

(2) The Adviser and the Administrator intend to waive a portion of their fees and/or reimburse expenses on a voluntary basis, and the amounts shown reflect these waivers and reimbursements as of the date of this Prospectus. Each of these persons intends to maintain such waivers and reimbursements in effect for the current fiscal year but reserves the right to discontinue such waivers and reimbursements at any time in its sole discretion. Absent any fee waivers, investment advisory fees as an annualized percentage of average daily net assets would be 0.70% for each Fund except International Fund, as to which they would be 1.25%; and total fund operating expenses calculated on such basis would be 1.13% for Stock Fund, 1.15% for Equity Index Fund, 1.14% for Balanced Fund, 1.28% for Asset Allocation Fund,


                       [WIDE TABLE CONTINUED FROM ABOVE]


                                                                                          HEALTH      REAL ESTATE
               DIVERSIFIED      EMERGING       REGIONAL       SPECIAL      TECHNOLOGY    SCIENCES     SECURITIES    INTERNATIONAL
               GROWTH FUND    GROWTH FUND     EQUITY FUND    EQUITY FUND      FUND         FUND          FUND            FUND

                  4.50%           4.50%          4.50%          4.50%         4.50%        4.50%         4.50%           4.50%
                  None            None           None           None          None         None          None            None
                  None            None           None           None          None         None          None            None
                  None            None           None           None          None         None          None            None
                  None            None           None           None          None         None          None            None

                  0.57%           0.63%          0.68%          0.70%         0.59%        0.00%         0.00%           1.25%
                  0.25%(3)        0.25%(3)       0.25%(3)       0.25%(3)      0.25%(3)     0.25%(3)      0.25%(3)        0.25%(3)

                  0.23%           0.27%          0.20%          0.18%         0.31%        0.90%         0.80%           0.47%
                  1.05%           1.15%          1.13%          1.13%         1.15%        1.15%         1.05%           1.97%

                   $55             $56            $56            $56           $56          $56           $55             $64
                   $77             $80            $79            $79           $80          $80           $77            $104
                  $100            $105           $104           $104          $105         $105          $100            $146
                  $167            $178           $176           $176          $178         $178          $167            $264

    1.20% for Equity Income Fund, 1.17% for Diversified Growth Fund, 1.21% for Emerging Growth Fund, 1.15% for Regional Equity Fund, 1.13% for Special Equity Fund, 1.26% for Technology Fund, 2.12% for Health Sciences Fund, 1.76% for Real Estate Securities Fund, and 1.97% for International Fund. Other expenses includes an administration fee.

(3) Of this amount, 0.25% is designated as a shareholder servicing fee and none as a distribution fee.

(4) Absent the fee waivers and reimbursements referred to in (2) above, the dollar amounts for the 1, 3, 5 and 10-year periods would be as follows:
    Stock Fund, $56, $79, $104 and $176; Equity Index Fund, $56, $80, $105 and
    $178; Balanced Fund, $56, $80, $105 and $177; Asset Allocation Fund, $57, $84, $112 and $193; Equity Income Fund, $57, $81, $108 and $184; Diversified Growth Fund, $56, $80, $106 and $181; Emerging Growth Fund, $57, $82, $109 and $185; Regional Equity Fund, $56, $80, $105 and $178; Special Equity Fund, $56, $79, $104 and $176; Technology Fund, $57, $83, $111 and $190;
    Health Sciences Fund, $66, $108, $154, and $279; Real Estate Securities Fund, $62, $98, $136 and $243; and International Fund, $64, $104, $146 and
    $264.

FEES AND EXPENSES RETAIL CLASSES

CLASS B SHARE FEES AND EXPENSES

                                                   EQUITY                  ASSET     EQUITY
                                         STOCK     INDEX     BALANCED   ALLOCATION   INCOME
                                          FUND      FUND       FUND        FUND       FUND
SHAREHOLDER TRANSACTION EXPENSES
Maximum sales load imposed on
purchases (as a percentage of
offering price)                           None      None       None        None       None
Maximum sales load imposed on
reinvested dividends                      None      None       None        None       None
Maximum contingent deferred sales
charge (as a percentage of original
purchase price or redemption
proceeds, as applicable)                  5.00%     5.00%      5.00%      5.00%       5.00%
Redemption fees                           None      None       None        None       None
Exchange fees                             None      None       None        None       None
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Investment advisory fees (after
voluntary fee waivers and
reimbursements)(1)                        0.62%     0.16%      0.61%       0.47%      0.50%
Rule 12b-1 fees                           1.00%(2)  1.00%(2)   1.00%(2)    1.00%(2)   1.00%(2)
Other expenses (after voluntary fee
waivers and reimbursements)(1)            0.18%     0.19%      0.19%       0.33%      0.25%
Total fund operating expenses
(after voluntary fee waivers
and reimbursements)(3)                    1.80%     1.35%      1.80%       1.80%      1.75%
EXAMPLE:
ASSUMING REDEMPTION(3)
You would pay the following expenses on a $1,000 investment, assuming (i) a 5%
annual return; (ii) redemption at the end of each time period; and (iii) payment of the maximum applicable contingent deferred sales charge of 5% in year 1, 4%
in year 3, 2% in year 5, and automatic conversion to Class A shares at the end of year 8:
1 year                                     $68       $64        $68         $68        $68
3 years                                    $97       $83        $97         $97        $95
5 years                                   $117       $94       $117        $117       $115
10 years                                  $192      $142       $192        $192       $186
ASSUMING NO REDEMPTION(4)
You would pay the following expenses on the same investment, assuming no redemption:
1 year                                     $18       $14        $18         $18        $18
3 years                                    $57       $43        $57         $57        $55
5 years                                    $97       $74        $97         $97        $95
10 years                                  $192      $142       $192        $192       $186

(1) The Adviser and the Administrator intend to waive a portion of their fees and/or reimburse expenses on a voluntary basis, and the amounts shown reflect these waivers and reimbursements as of the date of this Prospectus. Each of these persons intends to maintain such waivers and reimbursements in effect for the current fiscal year but reserves the right to discontinue such waivers and reimbursements at any time in its sole discretion. Absent any fee waivers, investment advisory fees for each Fund as an annualized percentage of average daily net assets would be 0.70% for each Fund except International Fund, as to which they would be 1.25%; and total fund operating expenses calculated on such basis would be 1.88% for Stock Fund, 1.90% for Equity Index Fund, 1.89% for Balanced Fund, 2.03% for Asset Allocation Fund, 1.95% for Equity Income Fund, 1.92% for Diversified Growth Fund, 1.96% for Emerging Growth Fund, 1.90% for Regional Equity Fund, 1.88% for Special Equity Fund, 2.01% for Technology Fund 2.87% for Health Sciences Fund, 2.51% for Real Estate Securities Fund, and 2.72% for International Fund. Other expenses includes an administration fee.


                       [WIDE TABLE CONTINUED FROM ABOVE]


                             EMERGING     REGIONAL      SPECIAL                       HEALTH     REAL ESTATE
            DIVERSIFIED       GROWTH       EQUITY       EQUITY        TECHNOLOGY     SCIENCES     SECURITIES     INTERNATIONAL
            GROWTH FUND        FUND         FUND         FUND            FUND          FUND          FUND            FUND
               None            None         None         None           None           None          None            None
               None            None         None         None           None           None          None            None
               5.00%           5.00%        5.00%        5.00%          5.00%          5.00%         5.00%           5.00%
               None            None         None         None           None           None          None            0.00%
               None            None         None         None           None           None          None            None
               0.57%           0.63%        0.68%        0.70%          0.59%          0.00%         0.00%           1.25%
               1.00%(2)        1.00%(2)     1.00%(2)     1.00%(2)       1.00%(2)       1.00%(2)      1.00%(2)        1.00%(2)

               0.23%           0.27%        0.20%        0.18%          0.31%          0.90%         0.80%           0.47%
               1.80%           1.90%        1.88%        1.88%          1.90%          1.90%         1.80%           2.72%

                $68             $69          $69          $69            $69            $69           $68             $78
                $97            $100          $99          $99           $100           $100           $97            $124
               $117            $123         $122         $122           $123           $123          $117            $164
               $192            $203         $201         $201           $203           $203          $192            $287
                $18             $19          $19          $19            $19            $19           $18             $28
                $57             $60          $59          $59            $60            $60           $57             $84
                $97            $103         $102         $102           $103           $103           $97            $144
               $192            $203         $201         $201           $203           $203          $192            $287


(2) Of this amount, 0.25% is designated as a shareholder servicing fee and 0.75% as a distribution fee.

(3) Absent the fee waivers and reimbursements referred to in (1) above, the dollar amounts for the 1, 3, 5 and 10-year periods would be as follows:
    Stock Fund, $69, $99, $122 and $201; Equity Index Fund, $69, $100, $123 and
    $203; Balanced Fund, $69, $99, $122 and $202; Asset Allocation Fund, $71, $104, $129 and $217; Equity Income Fund; $70, $101, $125 and $208;
    Diversified Growth Fund, $69, $100, $124 and $205; Emerging Growth Fund, $70, $102, $126 and $209; Regional Equity Fund, $69, $100, $123 and $203;
    Special Equity Fund, $69, $99, $122 and $201; Technology Fund, $70, $103, $128 and $214; Health Sciences Fund, $79, $129, $171 and $302; Real Estate Securities Fund, $75, $118, $154 and $266; and International Fund, $78, $124, $164 and $287.

(4) Absent the fee waivers and reimbursements referred to in (1) above, the dollar amounts for the 1, 3, 5 and 10-year periods would be as follows:
    Stock Fund, $19, $59, $102 and $201; Equity Index Fund, $19, $60, $103 and
    $203; Balanced Fund, $19, $59, $102 and $202; Asset Allocation Fund, $21, $64, $109 and $217; Equity Income Fund; $20, $61, $105 and $208; Diversified Growth Fund, $19, $60, $104 and $205; Emerging Growth Fund, $20, $62, $106 and $209; Regional Equity Fund, $19, $60, $103 and $203; Special Equity Fund, $19, $59, $102 and $201; Technology Fund, $20, $63, $108 and $214;
    Health Sciences Fund, $29, $89, $151 and $302; Real Estate Securities Fund, $25, $78, $134 and $266; and International Fund, $28, $84, $144 and $287.

    INFORMATION CONCERNING FEES AND EXPENSES

    The purpose of the preceding tables is to assist the investor in understanding the various costs and expenses that an investor in a Fund may bear directly or indirectly. THE EXAMPLES CONTAINED IN THE TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The information set forth in the foregoing tables and examples relates only to the Class A and Class B Shares of the Funds. The Funds also offer Class C Shares which are subject to the same expenses except that they bear no sales loads, and distribution fees or shareholder servicing fees.

    The examples in the above tables are based on projected annual Fund operating expenses after voluntary fee waivers and expense reimbursements by the Adviser, the Distributor and the Administrator. Although these persons intend to maintain such waivers in effect for the current fiscal year, any such waivers are voluntary and may be discontinued at any time. Prior to fee waivers, investment advisory fees accrue at the annual rate as a percentage of average daily net assets of 0.70% for each of the Funds except International Fund, as to which they are 1.25%.

    The Class A Shares of each Fund pay shareholder servicing fees to the Distributor in an amount equaling 0.25% per year of each such class's average daily net assets, and the Class B Shares of each Fund bear distribution and shareholder servicing fees totaling 1.00% per year of each such class's average daily net assets. The Distributor also receives the sales charge for distributing the Funds' Class A Shares. Due to the distribution and shareholder servicing fees paid by these classes of shares, long-term shareholders may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by NASD rules. For additional information, see "Distributor."

    Other expenses include fees paid by each Fund to the Administrator for providing various services necessary to operate the Funds. These include shareholder servicing and certain accounting and other services. The Administrator provides these services for a fee calculated at an annual rate of 0.12% of average daily net assets of each Fund subject to a minimum of $50,000 per Fund per fiscal year; provided, that to the extent that the aggregate net assets of all First American funds exceed $8 billion, the percentage stated above is reduced to 0.105%. Other expenses of the Funds also includes the cost of maintaining shareholder records, furnishing shareholder statements and reports, and other services. Investment advisory fees, administrative fees and other expenses are reflected in the Funds' daily dividends and are not charged to individual shareholder accounts.


                 (This page has been left blank intentionally.)


FINANCIAL HIGHLIGHTS

    The following audited financial highlights should be read in conjunction with the Funds' financial statements, the related notes thereto and the independent auditors' report of KPMG Peat Marwick LLP appearing in FAIF's annual report to shareholders for the year ended September 30, 1996. Further information about the Funds' performance is contained in such annual report to share- holders, which may be obtained without charge by calling (800) 637-2548 or by writing SEI Financial Services Company, Oaks, Pennsylvania 19456.

For the periods ended September 30,
For a share outstanding throughout the period

                                                REALIZED AND
                                                 UNREALIZED      DIVIDENDS
                NET ASSET VALUE       NET         GAINS OR       FROM NET
                 BEGINNING OF     INVESTMENT     (LOSSES) ON    INVESTMENT
                    PERIOD          INCOME       INVESTMENTS      INCOME
STOCK FUND
Class A
1996                $19.57           $0.36         $ 4.07         $(0.36)
1995                 16.51            0.33           3.64          (0.32)
1994                 16.00            0.31           1.00          (0.30)
1993                 14.04            0.22           1.99          (0.23)
1992                 13.62            0.24           0.81          (0.29)
1991(6)              10.64            0.28           2.95          (0.22)
1990(7)              12.09            0.25          (1.17)         (0.25)
1989(7)              10.35            0.25           1.70          (0.20)
1988(7)(8)           10.03            0.27           0.35          (0.30)
Class B
1996                $19.49           $0.22         $ 4.06         $(0.22)
1995                 16.49            0.26           3.55          (0.22)
1994(2)              16.65            0.03          (0.10)         (0.09)
EQUITY INDEX FUND
Class A
1996                $13.35           $0.27         $ 2.32         $(0.27)
1995                 10.68            0.25           2.76          (0.25)
1994                 10.60            0.25           0.09          (0.25)
1993(1)              10.00            0.20           0.60          (0.20)
Class B
1996                $13.30           $0.17         $ 2.31         $(0.17)
1995                 10.66            0.23           2.68          (0.18)
1994(2)              10.68            0.01           0.04          (0.07)
BALANCED FUND
Class A
1996                $12.12           $0.39         $ 1.43         $(0.39)
1995                 10.54            0.38           1.72          (0.37)
1994                 10.73            0.34          (0.02)         (0.34)
1993(1)              10.00            0.28           0.75          (0.28)
Class B
1996                $12.09           $0.31         $ 1.42         $(0.31)
1995                 10.53            0.29           1.71          (0.29)
1994(2)              10.66            0.06          (0.12)         (0.07)
ASSET ALLOCATION FUND
Class A
1996                $11.73           $0.34         $ 1.03         $(0.34)
1995                 10.39            0.36           1.58          (0.35)
1994                 10.60            0.27          (0.08)         (0.26)
1993(1)              10.00            0.19           0.60          (0.19)
Class B
1996                $11.68           $0.25         $ 1.02         $(0.25)
1995                 10.37            0.27           1.57          (0.28)
1994(2)              10.40            0.05          (0.03)         (0.05)

*Total return excludes sales charges.

+Returns, excluding sales charges, are for the period indicated and have not been annualized.

(A) Beginning in 1996, average commission rate paid per share is disclosed for all applicable security purchases and sales subject to commissions. The comparability of this information may be affected by the fact that commission rates per share vary significantly among foreign countries.

(B) Represents a distribution in excess of net investment income due to the tax treatment of foreign currency related transactions.

(1) Commenced operations on December 14, 1992. All ratios for the period have been annualized.

(2) Class B shares have been offered since August 15, 1994. All ratios for the period have been annualized.

(3) On April 28, 1994 the Board of Directors approved a change in this Fund's fiscal year end from November 30 to September 30, effective September 30, 1994, and shareholders approved a change of investment adviser from Boulevard Bank National Association to First Bank National Association. All ratios for the period have been annualized.

(4) For the period ended November 30.

(5) Commenced operations on December 18, 1992. All ratios for the period have been annualized.


                       [WIDE TABLE CONTINUED FROM ABOVE]


                                                                                                RATIO OF
                                                                                 RATIO OF NET  EXPENSES TO
                                                                    RATIO OF      INVESTMENT   AVERAGE NET
         DISTRIBUTIONS    NET ASSET              NET ASSETS END   EXPENSES TO     INCOME TO      ASSETS      PORTFOLIO    AVERAGE
         FROM CAPITAL     VALUE END    TOTAL       OF PERIOD      AVERAGE NET    AVERAGE NET   (EXCLUDING    TURNOVER    COMMISSION
            GAINS         OF PERIOD    RETURN*       (000)          ASSETS         ASSETS       WAIVERS)       RATE       RATE (A)
         $  (1.05)         $22.59      23.90%      $ 22,965          1.05%          1.64%         1.13%        40%        $ 0.0653
            (0.59)          19.57      25.26         13,076          1.00           1.89          1.19          52         --
            (0.50)          16.51       8.35          8,421          0.76           1.51          1.20          65         --
            (0.02)          16.00      15.82        134,186          0.75           1.94          1.28          48         --
            (0.34)          14.04       7.88          3,644          1.45           1.75          4.46          39         --
            (0.03)          13.62      30.49+         2,386          1.45           2.47          7.42          76         --
            (0.28)          10.64      (8.22)         1,161          1.45           2.24          9.47          41         --
            (0.01)          12.09      20.33            323          1.24           2.26         36.39          74         --
               --           10.35       6.40+           206          1.02           2.67         28.60          80         --

         $  (1.05)         $22.50      23.08%      $ 23,316          1.80%          0.89%         1.88%        40%        $ 0.0653
            (0.59)          19.49      24.20          7,051          1.79           1.10          1.94          52         --
               --           16.49      (0.43)+          346          1.75           1.58          2.01          65         --

         $  (0.18)         $15.49      19.75%      $  6,221          0.60%          1.87%         1.15%        10%        $ 0.0377
            (0.09)          13.35      28.90          2,140          0.57           2.16          1.20           9         --
            (0.01)          10.68       3.25            758          0.35           2.23          1.23          11         --
               --           10.60       8.02+       139,957          0.35           2.52          1.30           1         --

         $  (0.18)         $15.43      18.95%      $  8,252          1.35%          1.11%         1.90%        10%        $ 0.0377
            (0.09)          13.30      27.87          1,197          1.35           1.34          1.95           9         --
               --           10.66       0.48+            29          1.35           1.68          2.03          11         --

         $  (0.41)         $13.14      15.61%        20,927          1.05%          3.05%         1.14%        73%        $ 0.0619
            (0.15)          12.12      20.57         15,288          0.99           3.41          1.19          77         --
            (0.17)          10.54       3.02         13,734          0.77           2.63          1.24          98         --
            (0.02)          10.73      10.39+       111,225          0.75           3.31          1.29          77         --

         $  (0.41)         $13.10      14.78%      $ 15,542          1.80%          2.32%         1.89%        73%        $ 0.0619
            (0.15)          12.09      19.58          3,120          1.79           2.60          1.94          77         --
               --           10.53      (0.55)+          270          1.75           2.80          2.05          98         --

         $  (0.41)         $12.35      12.09%      $  1,841          1.05%          2.84%         1.28%        57%        $ 0.0409
            (0.25)          11.73      19.51            993          0.99           3.29          1.26          87         --
            (0.14)          10.39       1.81            707          0.75           2.01          1.29          32         --
               --           10.60       8.01+        56,393          0.75           2.40          1.34          31         --

         $  (0.41)         $12.29      11.29%      $  2,300          1.80%          2.12%         2.03%        57%        $ 0.0409
            (0.25)          11.68      18.51            571          1.79           2.35          2.01          87         --
               --           10.37       0.19             11          1.75           1.94          2.12          32         --

(6) On September 3, 1991, the Board of Directors of FAIF approved a change in FAIF's fiscal year end from October 31 to September 30, effective September 30, 1991. All ratios for the period have been annualized.

(7)  For the period ended October 31.

(8) Commenced operations on December 22, 1987. All ratios for the period have been annualized.

(9) Commenced operations on April 4, 1994. All ratios for the period have been annualized.

(10) Class A shares have been offered since April 7, 1994. All ratios for the period have been annualized.

(11) Commenced operations on January 31, 1996. All ratios for the period have been annualized.

(12) Commenced operations on September 29, 1995. All ratios for the period have been annualized.

FINANCIAL HIGHLIGHTS

For the periods ended September 30,
For a share outstanding throughout the period


                                               REALIZED AND
                                                UNREALIZED      DIVIDENDS
               NET ASSET VALUE       NET         GAINS OR        FROM NET     DISTRIBUTIONS
                BEGINNING OF     INVESTMENT     (LOSSES) ON     INVESTMENT    FROM CAPITAL
                   PERIOD          INCOME       INVESTMENTS       INCOME          GAINS
EQUITY INCOME FUND
Class A
1996               $11.24           $0.39         $ 1.42         $ (0.39)        $(0.01)
1995                 9.89            0.41           1.33           (0.39)            --
1994(3)              9.87            0.41             --           (0.39)            --
1993(4)(5)          10.00            0.57          (0.14)          (0.56)            --
Class B
1996               $11.20           $0.31         $ 1.42         $ (0.31)        $(0.01)
1995                 9.88            0.33           1.32           (0.33)            --
1994(2)              9.87            0.04           0.02           (0.05)            --
DIVERSIFIED GROWTH FUND
Class A
1996               $11.75           $0.15         $ 1.88         $ (0.15)        $   --
1995                 9.09            0.15           2.66           (0.15)            --
1994(3)              9.39            0.10          (0.29)          (0.11)            --
1993(4)(5)          10.00            0.11          (0.63)          (0.09)            --
Class B
1996               $11.73           $0.08         $ 1.84         $ (0.08)        $   --
1995                 9.09            0.09           2.65           (0.10)            --
1994(2)              8.87            0.01           0.23           (0.02)            --
EMERGING GROWTH FUND
Class A
1996               $13.40          $(0.06)        $ 1.78         $    --         $(0.35)
1995                10.57            0.01           2.99           (0.02)         (0.15)
1994(9)             10.00            0.01           0.57           (0.01)            --
Class B
1996               $13.29          $(0.12)        $ 1.71         $    --         $(0.35)
1995                10.55           (0.03)          2.92              --          (0.15)
1994(2)              9.89           (0.01)          0.67              --             --
REGIONAL EQUITY FUND
Class A
1996               $17.12          $ 0.04         $ 1.70         $ (0.04)        $(1.11)
1995                12.52            0.08           4.90           (0.06)         (0.32)
1994                11.96            0.08           0.71           (0.07)         (0.16)
1993(1)             10.00            0.05           1.96           (0.05)            --
Class B
1996               $16.99          $ 0.04)        $ 1.64         $ (0.01)        $(1.11)
1995                12.50            0.04           4.80           (0.03)         (0.32)
1994(2)             12.19              --           0.33           (0.02)            --
SPECIAL EQUITY FUND
Class A
1996               $17.89          $ 0.20         $ 3.94         $ (0.20)        $(1.42)
1995                17.30            0.35           1.60           (0.34)         (1.02)
1994                15.81            0.28           2.52           (0.28)         (1.03)
1993                13.61            0.23           2.32           (0.25)         (0.10)
1992                12.98            0.21           1.61           (0.27)         (0.92)
1991(6)             10.33            0.30           2.61           (0.26)            --
1990(7)             12.96            0.47          (2.03)          (0.46)         (0.61)
1989(7)             11.55            0.47           1.39           (0.41)         (0.04)
1988(7)(8)          10.03            0.34           1.57           (0.39)            --
Class B
1996               $17.83          $ 0.09         $ 3.91         $ (0.10)        $(1.42)
1995                17.29            0.29           1.51           (0.24)         (1.02)
1994(2)             16.51            0.01           0.85           (0.08)            --
TECHNOLOGY FUND
Class A
1996               $18.24          $(0.05)        $ 2.95         $    --         $(1.89)
1995                11.19           (0.03)          7.31              --          (0.23)
1994(9)             10.00           (0.01)          1.20              --             --
Class B
1996               $18.02          $(0.14)        $ 2.86         $    --         $(1.89)
1995                11.17           (0.04)          7.12              --          (0.23)
1994(2)              9.85           (0.02)          1.34              --             --
HEALTH SCIENCES FUND
Class A
1996(11)           $10.00          $ 0.01         $(0.14)        $ (0.01)        $   --
Class B
1996(11)           $10.00          $(0.02)        $(0.16)        $ (0.01)        $   --
REAL ESTATE SECURITIES FUND
Class A
1996               $10.38          $ 0.52         $ 1.30         $ (0.51)        $   --
1995(12)            10.37              --           0.01              --             --
Class B
1996               $10.37          $ 0.44          $1.27         $ (0.45)        $   --
1995(12)            10.37              --             --              --             --
INTERNATIONAL FUND
Class A
1996               $10.28          $(0.02)        $ 0.20         $ (0.18)(B)     $   --
1995                10.21              --           0.07              --             --
1994(10)             9.98           (0.01)          0.24              --             --
Class B
1996               $10.20          $(0.07)        $ 0.17         $ (0.16)(B)     $   --
1995                10.21           (0.03)          0.02              --             --
1994(2)             10.23           (0.01)         (0.01)             --             --


                       [WIDE TABLE CONTINUED FROM ABOVE]


                                                                                                  RATIO OF
                                                                                 RATIO OF NET    EXPENSES TO
                                                                    RATIO OF      INVESTMENT     AVERAGE NET
         DISTRIBUTIONS    NET ASSET              NET ASSETS END   EXPENSES TO    INCOME (LOSS)     ASSETS      PORTFOLIO   AVERAGE
        FROM RETURN OF    VALUE END    TOTAL       OF PERIOD      AVERAGE NET   TO AVERAGE NET   (EXCLUDING    TURNOVER   COMMISSION
            CAPITAL       OF PERIOD   RETURN*        (000)          ASSETS          ASSETS        WAIVERS)       RATE      RATE (A)
            $   --         $12.65      16.41%       $ 2,581          1.00%           3.25%          1.20%         23%      $ 0.0700
                --          11.24      18.06          1,995          0.92            3.91           1.31           23            --
                --           9.89       4.22+         1,852          0.88            4.88           1.39          108            --
                --           9.87       4.44+        28,786          0.75            6.09           1.36           68            --

            $   --         $12.61      15.66%       $ 3,770          1.75%           2.49%          1.95%         23%      $ 0.0700
                --          11.20      17.10          1,233          1.75            3.05           2.06           23            --
                --           9.88       0.57+             1          1.75            4.39           2.14          108            --

            $   --         $13.63      17.38%       $ 5,318          1.04%           1.13%          1.17%         21%      $ 0.0593
                --          11.75      31.21          2,710          0.92            1.52           1.26           28            --
                --           9.09      (2.07)+        1,900          0.90            1.15           1.33          101            --
                --           9.39      (5.18)+       31,084          0.78            1.26           1.25            5            --

            $   --         $13.57      16.41%       $ 5,775          1.79%           0.36%          1.92%         21%      $ 0.0593
                --          11.73      30.29            819          1.75            0.58           2.01           28            --
                --           9.09       2.75+            12          1.75            1.20           2.08          101            --

            $   --         $14.77      13.21%       $ 1,867          1.14%          (0.52)%         1.21%         39%      $ 0.0700
                --          13.40      28.82            386          1.04            0.00           1.44           51            --
                --          10.57       5.88+            91          0.79            0.23           2.84           19            --

            $   --         $14.53      12.32%       $   799          1.89%          (1.26)%         1.96%         39%      $ 0.0700
                --          13.29      27.89            268          1.84           (0.83)          2.19           51            --
                --          10.55       6.67+            18          1.80           (0.85)          3.59           19            --

            $   --         $17.71      10.97%       $25,325          1.13%           0.24%          1.15%         36%      $ 0.0697
                --          17.12      41.17         14,917          1.05            0.58           1.20           42            --
                --          12.52       6.76          8,345          0.82            0.59           1.25           41            --
                --          11.96      20.17+        58,427          0.80            0.59           1.30           28            --

            $   --         $17.47      10.14%       $27,671          1.88%          (0.52)%         1.90%         36%      $ 0.0697
                --          16.99      39.98          7,630          1.84           (0.25)          1.95           42            --
                --          12.50       2.73+           185          1.80           (0.41)          2.05           41            --

            $   --         $20.41      25.23%       $17,987          1.13%           1.06%          1.13%        143%      $ 0.0673
                --          17.89      12.63         11,609          1.09            2.08           1.20           72            --
                --          17.30      18.70          7,333          0.81            1.88           1.23          116            --
                --          15.81      18.91         81,899          0.81            2.07           1.31          104            --
                --          13.61      15.17          3,586          1.50            1.61           4.18          146            --
                --          12.98      28.38+         3,423          1.50            2.60           5.13          116            --
                --          10.33     (13.24)         2,761          1.50            4.09           4.21          113            --
                --          12.96      17.41          2,000          1.38            4.07           8.68          102            --
                --          11.55      19.56+           578          1.20            4.02          15.60           51            --

            $   --         $20.31      24.35%       $12,847          1.88%           0.25%          1.88%        143%      $ 0.0673
                --          17.83      11.64          4,847          1.88            1.22           1.95           72            --
                --          17.29       5.22+           370          1.68            0.47           2.03          116            --

            $   --         $19.25      18.60%       $ 4,799          1.15%          (0.85)%         1.26%        119%      $ 0.0700
                --          18.24      66.22          1,464          1.13           (0.61)          1.55           74            --
                --          11.19      11.90+            61          0.80           (0.21)          3.37           43            --

            $   --         $18.85      17.75%       $ 4,881          1.90%          (1.60)%         2.01%        119%      $ 0.0700
                --          18.02      64.52          2,031          1.88           (1.41)          2.30           74            --
                --          11.17      13.40+             2          1.80           (1.44)          4.12           43            --

            $   --         $ 9.86      (1.32)%+     $   629          1.15%           0.18%          2.12%         19%      $ 0.0700

            $   --         $ 9.81      (1.86)%+     $   281          1.90%          (0.61)%         2.87%         19%      $ 0.0700

            $(0.17)        $11.52      18.17%       $   226          1.05%           4.36%          1.76%          8%      $ 0.0704
                --          10.38       0.00              1          1.05            0.00           2.59            0            --

            $(0.17)        $11.46      17.00%       $   263          1.80%           4.29%          2.51%          8%      $ 0.0704
                --          10.37       0.00              1          1.80            0.00           3.34            0            --

            $  --          $10.28    $  1.84%       $ 1,964          1.97%          (0.28)%         1.97%        100%      $ 0.0345
               --           10.28       0.69            876          1.93           (0.13)          2.06           57            --
               --           10.21       2.30+           464          1.75           (0.26)          2.30           16            --

            $  --          $10.14       1.02%       $ 1,175          2.72%          (0.96)%         2.72%        100%      $ 0.0345
               --           10.20      (0.10)           306          2.76           (0.95)          2.81           57            --
               --           10.21      (0.20)+           22          2.75           (0.71)          3.05           16            --


THE FUNDS

    FAIF is an open-end management investment company which offers shares in several different mutual funds (collectively, the "FAIF Funds"), each of which evidences an interest in a separate and distinct investment portfolio. Shareholders may purchase shares in each FAIF Fund through three separate classes (Class A, Class B and Class C) which provide for variations in distribution costs, shareholder servicing fees, voting rights and dividends. Except for these differences among classes, each share of each FAIF Fund represents an undivided proportionate interest in that fund. FAIF is incorporated under the laws of the State of Maryland, and its principal offices are located at Oaks, Pennsylvania 19456.

    This Prospectus relates only to the Class A and Class B Shares of the Funds named on the cover hereof. Information regarding the Class C Shares of these Funds and regarding the Class A, Class B and Class C Shares of the other FAIF Funds is contained in separate prospectuses that may be obtained from FAIF's Distributor, SEI Financial Services Company, Oaks, Pennsylvania 19456, or by calling (800) 637-2548. The Board of Directors of FAIF may authorize additional series or classes of common stock in the future.


INVESTMENT OBJECTIVES AND POLICIES

    This section describes the investment objectives and policies of the Funds. There is no assurance that any of these objectives will be achieved. The Funds' investment objectives are not fundamental and therefore may be changed without a vote of shareholders. Such changes could result in a Fund having investment objectives different from those which shareholders considered appropriate at the time of their investment in a Fund. Shareholders will receive written notification at least 30 days prior to any change in a Fund's investment objectives. Each of the Funds except Technology Fund, Health Sciences Fund, and Real Estate Securities Fund is a diversified investment company, as defined in the Investment Company Act of 1940 (the "1940 Act"). Technology Fund, Health Sciences Fund, and Real Estate Securities Fund are non-diversified companies under the 1940 Act.

    If a percentage limitation on investments by a Fund stated below or in the Statement of Additional Information is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in asset values will not be deemed to violate the limitation except in the case of the limitation on illiquid investments. Similarly, if the Fund is required or permitted to invest a stated percentage of its assets in companies with no more or no less than a stated market capitalization, deviations from the stated percentages which result from changes in companies' market capitalizations after the Fund purchases their shares will not be deemed to violate the limitation. A Fund which is limited to investing in securities with specified ratings is not required to sell a security if its rating is reduced or discontinued after purchase, but the Fund may consider doing so. However, except in the case of Equity Income Fund, in no event will more than 5% of any Fund's net assets be invested in non-investment grade securities. Descriptions of the rating categories of Standard & Poor's Corporation ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's") are contained in the Statement of Additional Information.

    When the term "equity securities" is used in this Prospectus, it refers to common stock and securities which are convertible into or exchangeable for, or which carry warrants or other rights to acquire, common stock.

    This section also contains information concerning certain investment risks borne by Fund shareholders under the heading "-- Risks to Consider." Further information concerning the securities in which the Funds may invest and related matters is set forth under "Special Investment Methods."

    STOCK FUND

    OBJECTIVES. Stock Fund has a primary objective of capital appreciation. A secondary objective of the Fund is to provide current income.

    INVESTMENT POLICIES. Under normal market conditions, Stock Fund invests at least 65% of its total assets in common stocks diversified among a broad range of industries and among companies that have a market capitalization of at least $500 million. In selecting equity securities, the Adviser employs a value-based selection discipline. The Adviser anticipates investing in equity securities of companies it believes are selling at less than fair value and offer the potential for appreciation as a result of improved profitability reflecting corporate restructuring or elimination of unprofitable operations, change in management or management goals, or improving demand for the companies' goods or services.

    The Fund also may invest up to 35% of its total assets in the aggregate in equity securities of issuers with a market capitalization of less than $500 million and in fixed income securities of the kinds described under "Special Investment Methods -- Fixed Income Securities."

    Subject to the limitations stated above, the Fund may invest up to 25% of its total assets in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. For information about these kinds of investments and certain associated risks, see "Special Investment Methods -- Foreign Securities."

    In addition, the Fund may (i) enter into repurchase agreements; (ii) in order to attempt to reduce risk, purchase put and call options on equity securities and on stock indices; (iii) write covered call options covering up to 25% of the equity securities owned by the Fund and write call options on stock indices related to such equity securities; (iv) purchase securities on a when-issued or delayed-delivery basis; and (v) engage in the lending of portfolio securities. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."

    For temporary defensive purposes during times of unusual market conditions, the Fund may without limitation hold cash or invest in cash items of the kinds described under "Special Investment Methods -- Cash Items." The Fund also may invest not more than 35% of its total assets in cash and cash items in order to utilize assets awaiting normal investment.

    EQUITY INDEX FUND

    OBJECTIVE. Equity Index Fund has an objective of providing investment results that correspond to the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500").

    INVESTMENT POLICIES. Equity Index Fund invests substantially (at least 65% of total assets) in common stocks included in the S&P 500. The Adviser believes that the Fund's objective can best be achieved by investing in the common stocks of approximately 250 to 500 of the issues included in the S&P 500, depending on the size of the Fund.

    Standard & Poor's designates the stocks included in the S&P 500 on a statistical basis. A particular stock's weighting in the S&P 500 is based on its total market value (that is, its market price per share times the number of shares outstanding) relative to that of all stocks included in the S&P
    500. From time to time, Standard & Poor's may add or delete stocks to or from the S&P 500. Inclusion of a particular stock in the S&P 500 does not imply any opinion by Standard & Poor's as to its merits as an investment, nor is Standard & Poor's a sponsor of or in any way affiliated with the Fund.

    The Fund is managed by utilizing a computer program that identifies which stocks should be purchased or sold in order to replicate, as closely as possible, the composition of the S&P 500. The Fund includes a stock in its investment portfolio in the order of the stock's weighting in the S&P 500, starting with the most heavily weighted stock. Thus, the proportion of Fund assets invested in a stock or industry closely approximates the percentage of the S&P 500 represented by that stock or industry. Portfolio turnover is expected to be well below that of actively managed mutual funds. Inasmuch as the common stock of the Adviser's parent company First Bank System, Inc. is included in the S&P 500, such stock may be purchased by the Fund consistent with its indexing-based policies.

    Although the Fund will not duplicate the S&P 500's performance precisely, it is anticipated that there will be a close correlation between the Fund's performance and that of the S&P 500 in both rising and falling markets. The Fund will attempt to achieve a correlation between the performance of its portfolio and that of the S&P 500 of at least 95%, without taking into account expenses of the Fund. A perfect correlation would be indicated by a figure of 100%, which would be achieved if the Fund's net asset value, including the value of its dividends and capital gains distributions, increased or decreased in exact proportion to changes in the S&P 500. The Fund's ability to replicate the performance of the S&P 500 may be affected by, among other things, changes in securities markets, the manner in which Standard & Poor's calculates the S&P 500, and the amount and timing of cash flows into and out of the Fund. Although cash flows into and out of the Fund will affect the Fund's portfolio turnover rate and its ability to replicate the S&P 500's performance, investment adjustments will be made, as practicably as possible, to account for these circumstances.

    The Fund also may invest up to 20% of its total assets in the aggregate in stock index futures contracts, options on stock indices, options on stock index futures, and index participation contracts based on the S&P 500. The Fund will not invest in these types of contracts and options for speculative purposes, but rather to maintain sufficient liquidity to meet redemption requests; to increase the level of Fund assets devoted to replicating the composition of the S&P 500; and to reduce transaction costs. These types of contracts and options and certain associated risks are described under "Special Investment Methods -- Options Transactions." In addition, the Fund may engage in securities lending as described under "Special Investment Methods -- Lending of Portfolio Securities."

    In order to maintain liquidity during times of unusual market conditions, the Fund also may invest temporarily in cash and cash items of the kinds described under "Special Investment Methods -- Cash Items."

    BALANCED FUND

    OBJECTIVE. Balanced Fund has an objective of maximizing total return (capital appreciation plus income).

    INVESTMENT POLICIES. Balanced Fund seeks to achieve its objective by investing in a balanced portfolio of equity securities and fixed income securities. The asset mix of the Fund normally will range between 40% and 75% equity securities, between 25% and 60% fixed income securities (including only that portion of the value of convertible securities attributable to their fixed income characteristics), and between 0% and 25% money market instruments. Over the long term, it is anticipated that the Fund's asset mix will average approximately 60% equity securities and 40% fixed income securities. The Adviser may make moderate shifts among asset classes in order to attempt to increase returns or reduce risk.

    With respect to the equity security portion of the Fund's portfolio, the Adviser follows the same investment policies as are described above under "-- Stock Fund -- Investment Policies."

    The fixed income portion of the Fund's portfolio is invested in investment grade debt securities, at least 65% of which are United States Government obligations and corporate debt obligations and mortgage-related securities rated at least A by Standard & Poor's or Moody's or which have been assigned an equivalent rating by another nationally recognized statistical rating organization. Under normal market conditions, the weighted average maturity of the fixed income securities held by the Fund will not exceed 15 years.

    The Fund's permitted fixed income investments include notes, bonds and discount notes of United States Government agencies or instrumentalities; domestic issues of corporate debt obligations having floating or fixed rates of interest and rated at least BBB by Standard & Poor's or Baa by Moody's, or which have been assigned an equivalent rating by another nationally recognized statistical rating organization, or which are of comparable quality in the judgment of the Adviser; other investments, including mortgage-backed securities, which are rated in one of the four highest categories by a nationally recognized statistical rating organization or which are of comparable quality in the judgment of the Adviser; and commercial paper which is rated A-1 by Standard & Poor's or P-1 by Moody's or which has been assigned an equivalent rating by another nationally recognized statistical rating organization. Unrated securities will not exceed 10% in the aggregate of the value of the total fixed income securities held by the Fund.

    Subject to the foregoing limitations, the fixed income securities in which the Fund may invest include (i) mortgage-backed securities (provided that the Fund will not invest more than 10% of its total fixed income assets in interest-only, principal-only or inverse floating rate mortgage-backed securities); (ii) asset-backed securities; and (iii) bank instruments. In addition, the Fund may invest up to 15% of its total fixed income assets in foreign securities payable in United States dollars. For information about these kinds of investments and certain associated risks, see the related headings under "Special Investment Methods," and for information concerning certain risks associated with investing in fixed income securities generally, see "Special Investment Methods -- Fixed Income Securities."

    In addition, the Fund may (i) enter into repurchase agreements; (ii) in order to attempt to reduce risk, purchase put and call options on equity securities and on stock indices; (iii) write covered call options covering up to 25% of the equity securities owned by the Fund and write call options on stock indices related to such equity securities; (iv) purchase securities on a when-issued or delayed-delivery basis; (v) engage in the lending of portfolio securities; (vi) in order to attempt to reduce risk, invest in exchange traded put and call options on interest rate futures contracts and on interest rate indices; and (vii) in order to attempt to reduce risk, write covered call options on interest rate indices. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."

    For temporary defensive purposes during times of unusual market conditions, the Fund may without limitation hold cash or invest in cash items of the kinds described under "Special Investment Methods -- Cash Items." The Fund also may invest not more than 35% of its total assets in cash and cash items in order to utilize assets awaiting normal investment.

    ASSET ALLOCATION FUND

    OBJECTIVE. Asset Allocation Fund has an objective of maximizing total return over the long term by allocating its assets principally among common stocks, bonds, and short-term instruments.

    INVESTMENT POLICIES. Asset Allocation Fund allocates its investments principally among (i) common stocks included in the S&P 500, (ii) direct obligations of the United States Treasury, and (iii) short-term instruments. There are no limitations on the proportions in which the Adviser may allocate the Fund's investments among these three classes of assets. The Fund thus is not a "balanced" fund, in that it is not required to allocate its investments in specific proportions or ranges among these asset classes.

    The Adviser regularly reviews the Fund's investment allocation and varies the allocation to emphasize the asset class or classes that, in the Adviser's then-current judgment, provide the most favorable total return outlook. There is no limitation on the amount that may be invested in any one asset class, and the Fund may at times be fully invested in a single asset class if the Adviser believes that it offers the most favorable total return outlook.

    In making asset allocation decisions, the Adviser utilizes a proprietary quantitative model which predicts future asset class returns based on historical experience using probability theory. By investing in common stocks intended to approximate the total return of the S&P 500, as described below, the Adviser attempts to minimize the risk of individual equity security selection in the common stock class. By limiting the bond class to direct obligations of the United States Treasury, the Adviser attempts to eliminate credit risk from this class.

    Within the common stock asset class, the Adviser seeks to produce a total return approximating that of the S&P 500. In order to achieve this result, the Adviser follows the same indexing-based policies for this asset class as are described above under "-- Equity Index Fund -- Investment Policies." Inasmuch as the common stock of the Adviser's parent company First Bank System, Inc. is included in the S&P 500, such stock may be purchased by the Fund consistent with its indexing-based policies.

    Within the bond asset class, the Fund may invest in any maturity of direct obligations of the United States Treasury. The Adviser thus has discretion in determining the weighted average maturity of the investments within this asset class. For information concerning certain risks associated with investing in fixed income securities generally, see "Special Investment Methods -- Fixed Income Securities."

    Within the short-term asset class, the Fund may hold cash or invest in cash items of the kinds described under "Special Investment Methods -- Cash Items."

    In addition, the Fund may (i) enter into repurchase agreements; (ii) in order to attempt to reduce risk, purchase put and call options on equity securities and on stock indices; (iii) purchase securities on a when-issued or delayed-delivery basis; (iv) engage in the lending of portfolio securities; (v) in order to attempt to reduce risk, invest in exchange traded put and call options on interest rate futures contracts and on interest rate indices; and (vi) in order to manage allocations among asset classes efficiently, invest in interest rate and stock index futures. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."

    EQUITY INCOME FUND

    OBJECTIVE. Equity Income Fund has an objective of long-term growth of capital and income.

    INVESTMENT POLICIES. Under normal market conditions, Equity Income Fund invests at least 65% of its total assets in equity securities of issuers believed by the Adviser to be characterized by sound management, the ability to finance expected growth and the ability to pay above average dividends.

    The Fund invests in equity securities that have relatively high dividend yields and which, in the Adviser's opinion, will result in a relatively stable Fund dividend with a growth rate sufficient to maintain the purchasing power of the income stream. Although the Adviser anticipates that higher yielding equity securities will generally represent the core holdings of the Fund, the Fund may invest in lower yielding but higher growth equity securities to the extent that the Adviser believes such investments are appropriate to achieve portfolio balance. All securities held by the Fund will provide current income consistent with the Fund's investment objective.

    The "equity securities" in which the Fund may invest include corporate debt obligations which are convertible into common stock. These convertible debt obligations may include obligations rated at the time of purchase as low as CCC by Standard & Poor's or Caa by Moody's, or which have been assigned an equivalent rating by another nationally recognized statistical rating organization, or which are of comparable quality in the judgment of the Adviser. Debt obligations rated less than BBB by Standard & Poor's or Baa by Moody's are considered to be less than "investment grade" and are sometimes referred to as "junk bonds." Obligations rated CCC by Standard & Poor's or Caa by Moody's are considered to be of poor standing and are predominantly speculative. Descriptions of Standard & Poor's and Moody's rating categories are contained in the Statement of Additional Information. If the rating of an obligation is reduced below the categories set forth above after purchase or is discontinued, the Fund is not required to sell the obligation but may consider doing so.

    Purchases of less than investment grade convertible debt obligations are intended to advance the Fund's objective of long-term growth of capital through the "upside" potential of the obligations' conversion features and to advance the Fund's objective of income through receipt of interest payable on the obligations. The Fund will not invest more than 25% of its total assets in convertible debt obligations which are rated less than investment grade or which are of comparable quality in the judgment of the Adviser. For the year ended September 30, 1996, the following weighted average percentages of the Fund's total assets were invested in convertible and nonconvertible debt obligations with the indicated Standard & Poor's ratings or their equivalents: AAA, 0%; AA, 0%; A, 0%; BBB, 3%; BB, 3%; B, 5%; and CCC, 0%.

    Debt obligations which are rated less than investment grade generally are subject to greater market fluctuations and greater risk of loss of income and principal due to default by the issuer than are higher-rated obligations. The value of these obligations tends to reflect short-term corporate, economic, interest rate and market developments and investor perceptions of the issuer's credit quality to a greater extent than investment grade obligations. In addition, since the market for these obligations is relatively new and does not have as many participants as the market for higher-rated obligations, it may be more difficult to dispose of or to determine the value of these obligations. In the case of a convertible debt obligation, these risks may be present in a greater degree where the principal amount of the obligation is greater than the current market value of the common stock into which it is convertible.

    The Fund also may invest up to 35% of its total assets in fixed income securities of the kinds described under "Special Investment Methods -- Fixed Income Securities."

    Subject to the limitations stated above, the Fund may invest up to 25% of its total assets in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. For information about these kinds of investments and certain associated risks, see "Special Investment Methods -- Foreign Securities."

    In addition, the Fund may (i) enter into repurchase agreements; (ii) in order to attempt to reduce risk, purchase put and call options on equity securities and on stock indices; (iii) write covered call options covering up to 25% of the equity securities owned by the Fund and write call options on stock indices related to such equity securities; (iv) purchase securities on a when-issued or delayed-delivery basis; and (v) engage in the lending of portfolio securities. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."

    For temporary defensive purposes during times of unusual market conditions, the Fund may without limitation hold cash or invest in cash items of the kinds described under "Special Investment Methods -- Cash Items." The Fund also may invest not more than 35% of its total assets in cash and cash items in order to utilize assets awaiting normal investment.

    DIVERSIFIED GROWTH FUND

    OBJECTIVES. Diversified Growth Fund has a primary objective of long-term growth of capital. A secondary objective of the Fund is to provide current income.

    INVESTMENT POLICIES. Under normal market conditions, Diversified Growth Fund invests at least 65% of its total assets in equity securities of a diverse group of companies that will provide representation across all economic sectors included in the S&P 500. The Adviser may overweight the Fund's portfolio holdings in sectors that it believes provide above average total return potential and may underweight the Fund's holdings in those sectors that it believes have a lower total return potential. Within a given sector, the Fund's assets are invested in securities of those companies that, in the Adviser's judgment, exhibit a combination of above average growth in revenue and earnings, strong management and sound and improving financial condition.

    The Fund also may invest up to 35% of its total assets in fixed income securities of the kinds described under "Special Investment Methods -- Fixed Income Securities."

    Subject to the limitations stated above, the Fund may invest up to 25% of its total assets in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. For information about these kinds of investments and certain associated risks, see "Special Investment Methods -- Foreign Securities."

    In addition, the Fund may (i) enter into repurchase agreements; (ii) in order to attempt to reduce risk, purchase put and call options on equity securities and on stock indices; (iii) write covered call options covering up to 25% of the equity securities owned by the Fund and write call options on stock indices related to such equity securities; (iv) purchase securities on a when-issued or delayed-delivery basis; and (v) engage in the lending of portfolio securities. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."

    For temporary defensive purposes during times of unusual market conditions, the Fund may without limitation hold cash or invest in cash items of the kinds described under "Special Investment Methods -- Cash Items." The Fund also may invest not more than 35% of its total assets in cash and cash items in order to utilize assets awaiting normal investment.

    EMERGING GROWTH FUND

    OBJECTIVE. Emerging Growth Fund has an objective of growth of capital.

    INVESTMENT POLICIES. Under normal market conditions, Emerging Growth Fund invests at least 65% of its total assets in equity securities of small-capitalization companies that exhibit, in the Adviser's opinion, outstanding potential for superior growth. For these purposes, small-capitalization companies are deemed those with market capitalizations of less than $1 billion. Companies that participate in sectors that are identified by the Adviser as having long-term growth potential generally are expected to make up a substantial portion of the Fund's holdings. These companies often have established a market niche or have developed unique products or technologies that are expected by the Adviser to produce superior growth in revenues and earnings.

    The Fund also may invest up to 35% of its total assets in the aggregate in equity securities of issuers with a market capitalization of $1 billion or more and in fixed income securities of the kinds described under "Special Investment Methods -- Fixed Income Securities."

    Subject to the limitations stated above, the Fund may invest up to 25% of its total assets in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. For information about these kinds of investments and certain associated risks, see "Special Investment Methods -- Foreign Securities."

    In addition, the Fund may (i) enter into repurchase agreements; (ii) in order to attempt to reduce risk, purchase put and call options on equity securities and on stock indices; (iii) write covered call options covering up to 25% of the equity securities owned by the Fund and write call options on stock indices related to such equity securities; (iv) purchase securities on a when-issued or delayed-delivery basis; and (v) engage in the lending of portfolio securities. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."

    For temporary defensive purposes during times of unusual market conditions, the Fund may without limitation hold cash or invest in cash items of the kinds described under "Special Investment Methods -- Cash Items." The Fund also may invest not more than 35% of its total assets in cash and cash items in order to utilize assets awaiting normal investment.

    REGIONAL EQUITY FUND

    OBJECTIVE. Regional Equity Fund has an objective of capital appreciation.

    INVESTMENT POLICIES. Regional Equity Fund seeks to achieve its objective by investing, in normal market conditions, at least 65% of its total assets in equity securities of small-capitalization companies headquartered in Minnesota, North and South Dakota, Montana, Wisconsin, Michigan, Iowa, Nebraska, Colorado and Illinois.

    The Adviser anticipates investing primarily in the securities of rapidly growing small-capitalization companies which generally will have the following characteristics, in the Adviser's opinion: (i) company-specific fundamentals that grow shareholder value, (ii) experienced, shareholder-oriented management, and (iii) undervaluation by the market. For these purposes, small-capitalization companies are deemed those with market capitalizations of less than $1 billion.

    In addition to the risks associated with investing in small-capitalization companies, see "-- Risk Factors -- Small-Capitalization Companies" below, the Fund's policy of concentrating its equity investments in a geographic region means that it will be subject to adverse economic, political or other developments in that region. Although the region in which the Fund principally invests has a diverse industrial base (including, but not limited to, agriculture, mining, retail, transportation, utilities, heavy and light manufacturing, financial services, insurance, computer technology and medical technology), this industrial base is not as diverse as that of the country as a whole. The Fund therefore may be less diversified by industry and company than other funds with a similar investment objective and no geographic limitation.

    The Fund also may invest up to 35% of its total assets in the aggregate in equity securities without regard to the location of the issuer's headquarters or the issuer's market capitalization and in fixed income securities of the kinds described under "Special Investment Methods -- Fixed Income Securities."

    In addition, the Fund may (i) enter into repurchase agreements; (ii) in order to attempt to reduce risk, purchase put and call options on equity securities and on stock indices; (iii) write covered call options covering up to 25% of the equity securities owned by the Fund and write call options on stock indices related to such equity securities; (iv) purchase securities on a when-issued or delayed-delivery basis; and (v) engage in the lending of portfolio securities. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."

    For temporary defensive purposes during times of unusual market conditions, the Fund may without limitation hold cash or invest in cash items of the kinds described under "Special Investment Methods -- Cash Items." The Fund also may invest not more than 35% of its total assets in cash and cash items in order to utilize assets awaiting normal investment.

    SPECIAL EQUITY FUND

    OBJECTIVE. Special Equity Fund has an objective of capital appreciation.

    INVESTMENT POLICIES. Under normal market conditions, Special Equity Fund invests at least 65% of its total assets in equity securities of mid-capitalization companies. For these purposes, mid-capitalization companies are deemed those with market capitalizations of from $1 billion to $5 billion. The Fund's policy is to invest in equity securities which the Adviser believes offer the potential for greater than average capital appreciation. The Adviser believes that this policy can best be achieved by investing in the equity securities of companies where fundamental changes are occurring, are likely to occur, or have occurred and where, in the opinion of the Adviser, the changes have not been adequately reflected in the price of the securities and thus are considered by the Adviser to be undervalued.

    Undervalued securities may include securities of companies which (i) have been unpopular for some time but where, in the Adviser's opinion, recent developments (such as those listed in the next sentence) suggest the possibility of improved operating results; (ii) have recently experienced marked popularity but which, in the opinion of the Adviser, have temporarily fallen out of favor for reasons that are considered by the Adviser to be non-recurring or short-term; and (iii) appear to the Adviser to be undervalued in relation to popular securities of other companies in the same industry. Typically, but not exclusively, the Adviser will consider investing in undervalued issues in which it sees the possibility of substantially improved market price due to increasing demand for an issuer's products or services, the development of new or improved products or services, the probability of increased operating efficiencies, the elimination of unprofitable products or operations, changes in management or management goals, fundamental changes in the industry in which the issuer operates, new or increased emphasis on research and development, or possible mergers or acquisitions.

    In selecting securities judged to be undervalued and in investing in potential "turnaround" situations, the Adviser will be acting on opinions and exercising judgments which may be contrary to those of the majority of investors. These opinions and judgments involve the risks of either (i) a correct judgment by the majority, in which case losses may be incurred or profits may be limited, or (ii) a long delay before majority recognition of the accuracy of the Adviser's judgment, in which case capital invested by the Fund in an individual security or group of securities may be nonproductive for an extended period.

    The Fund also may invest up to 35% of its total assets in fixed income securities of the kinds described under "Special Investment Methods -- Fixed Income Securities."

    Subject to the limitations stated above, the Fund may invest up to 25% of its total assets in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. For information about these kinds of investments and certain associated risks, see "Special Investment Methods -- Foreign Securities."

    In addition, the Fund may (i) enter into repurchase agreements; (ii) in order to attempt to reduce risk, purchase put and call options on equity securities and on stock indices; (iii) write covered call options covering up to 25% of the equity securities owned by the Fund and write call options on stock indices related to such equity securities; (iv) purchase securities on a when-issued or delayed-delivery basis; and (v) engage in the lending of portfolio securities. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."

    For temporary defensive purposes during times of unusual market conditions, the Fund may without limitation hold cash or invest in cash items of the kinds described under "Special Investment Methods -- Cash Items." The Fund also may invest not more than 35% of its total assets in cash and cash items in order to utilize assets awaiting normal investment.

    TECHNOLOGY FUND

    OBJECTIVE. Technology Fund has an objective of long-term growth of capital.

    INVESTMENT POLICIES. Under normal market conditions, Technology Fund invests at least 65% of its total assets in equity securities of companies which the Adviser believes have, or will develop, products, processes or services that will provide or will benefit significantly from technological advances and improvements. The description of the technology sector is interpreted broadly by the Adviser and may include such products or services as inexpensive computing power, such as personal computers; improved methods of communications, such as satellite transmission; or labor saving machines or instruments, such as computer-aided design equipment. The prime emphasis of the Fund is to identify those companies positioned, in the Adviser's opinion, to benefit from technological advances in areas such as semiconductors, minicomputers and peripheral equipment, scientific instruments, computer software, communications, and future automation trends in both office and factory settings.

    The Fund also may invest up to 35% of its total assets in fixed income securities of the kinds described under "Special Investment Methods -- Fixed Income Securities."

    Subject to the limitations stated above, the Fund may invest up to 25% of its total assets in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. For information about these kinds of investments and certain associated risks, see "Special Investment Methods -- Foreign Securities."

    In addition, the Fund may (i) enter into repurchase agreements; (ii) in order to attempt to reduce risk, purchase put and call options on equity securities and on stock indices; (iii) write covered call options covering up to 25% of the equity securities owned by the Fund and write call options on stock indices related to such equity securities; (iv) purchase securities on a when-issued or delayed-delivery basis; and (v) engage in the lending of portfolio securities. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."

    For temporary defensive purposes during times of unusual market conditions, the Fund may without limitation hold cash or invest in cash items of the kinds described under "Special Investment Methods -- Cash Items." The Fund also may invest not more than 35% of its total assets in cash and cash items in order to utilize assets awaiting normal investment.

    Technology Fund operates as a non-diversified investment company, as defined in the 1940 Act, but intends to conduct its operations so as to qualify as a regulated investment company for purposes of the Internal Revenue Code of 1986, as amended. Since a relatively high percentage of the assets of the Fund may be invested in the securities of a limited number of issuers which will be in the same or related economic sectors, the Fund's portfolio securities may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio securities of diversified investment companies. In addition, competitive pressures may have a significant effect on the financial condition of companies in the technology industry. For example, if technology continues to advance at an accelerated rate, and the number of companies and product offerings continue to expand, these companies could become increasingly sensitive to short product cycles and aggressive pricing.

    HEALTH SCIENCES FUND

    OBJECTIVE. Health Sciences Fund has an objective of long-term growth of capital.

    INVESTMENT POLICIES. Under normal market conditions, Health Sciences Fund invests at least 65% of its total assets in equity securities of companies which the Adviser considers to be principally engaged in the development, production or distribution of products or services connected with health care or medicine. Examples of these products and services include pharmaceuticals, health care services and administration, diagnostics, medical equipment and supplies, medical technology, and medical research and development. The Adviser anticipates investing in companies that have the potential for above average growth in revenue and earnings as a result of new or unique products, processes or services, increasing demand for a company's products or services, established market leadership, or exceptional management. A company will be deemed "principally engaged" in the health sciences industries if at the time of investment the Adviser determines that at least 50% of its assets, revenues or profits are derived from those industries.

    The Fund also may invest up to 35% of its total assets in fixed income securities of the kinds described under "Special Investment Methods -- Fixed Income Securities."

    Subject to the limitations stated above, the Fund may invest up to 25% of its total assets in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. For information about these kinds of investments and certain associated risks, see "Special Investment Methods -- Foreign Securities."

    In addition, the Fund may (i) enter into repurchase agreements; (ii) in order to attempt to reduce risk, purchase put and call options on equity securities and on stock indices; (iii) write covered call options covering up to 25% of the equity securities owned by the Fund and write call options on stock indices related to such equity securities; (iv) purchase securities on a when-issued or delayed-delivery basis; and (v) engage in the lending of portfolio securities. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."

    For temporary defensive purposes during times of unusual market conditions, the Fund may without limitation hold cash or invest in cash items of the kinds described under "Special Investment Methods -- Cash Items." The Fund also may invest not more than 35% of its total assets in cash and cash items in order to utilize assets awaiting normal investment.

    Health Sciences Fund operates as a non-diversified investment company, as defined in the 1940 Act, but intends to conduct its operations so as to qualify as a regulated investment company for purposes of the Internal Revenue Code of 1986, as amended. Since a relatively high percentage of the assets of the Fund may be invested in the securities of a limited number of issuers which will be in the same or related economic sectors, the Fund's portfolio securities may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio securities of diversified investment companies. Many products and services in the health sciences industries may become rapidly obsolete due to technological and scientific advances. In addition, the health sciences industries generally are subject to greater governmental regulation than many other industries, so that changes in governmental policies may have a material effect on the demand for products and services in these industries. Regulatory approvals generally are required before new drugs, medical devices or medical procedures can be introduced and before health care providers can acquire additional facilities or equipment.

    REAL ESTATE SECURITIES FUND

    OBJECTIVE. Real Estate Securities Fund has an objective of providing above average current income and long-term capital appreciation by investing primarily in equity securities of real estate companies.

    INVESTMENT POLICIES. Under normal market conditions, Real Estate Securities Fund invests at least 65% of its total assets in income producing equity securities of publicly traded companies principally engaged in the real estate industry. For this purpose, a company is deemed to be "principally engaged" in the real estate industry if (i) it derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate, or (ii) has at least 50% of the fair market value of its assets invested in such real estate. The Fund seeks to invest in equity securities that provide a dividend yield that exceeds the composite dividend yield of the securities included in the S&P 500.

    A majority of the Fund's total assets will be invested in securities of real estate investment trusts ("REITs"). REITs are publicly traded corporations or trusts that specialize in acquiring, holding, and managing residential, commercial or industrial real estate. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 95% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income.

    REITs generally can be classified as Equity REITs, Mortgage REITs, and Hybrid REITs. An Equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation which are realized through property sales. A Mortgage REIT invests the majority of its assets in real estate mortgage loans and derives its income primarily from interest payments. A Hybrid REIT combines the characteristics of an Equity REIT and a Mortgage REIT. Although the Fund can invest in all three kinds of REITs, its emphasis is expected to be on investments in Equity REITs.

    The Fund also may invest up to 35% of its total assets in fixed income securities of the kinds described under "Special Investment Methods -- Fixed Income Securities."

    Subject to the limitations stated above, the Fund may invest up to 25% of its total assets in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. For information about these kinds of investments and certain associated risks, see "Special Investment Methods -- Foreign Securities."

    In addition, the Fund may (i) enter into repurchase agreements; (ii) in order to attempt to reduce risk, purchase put and call options on equity securities and on stock indices; (iii) write covered call options covering up to 25% of the equity securities owned by the Fund and write call options on stock indices related to such equity securities; (iv) purchase securities on a when-issued or delayed-delivery basis; and (v) engage in the lending of portfolio securities. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."

    For temporary defensive purposes during times of unusual market conditions, the Fund may without limitation hold cash or invest in cash items of the kinds described under "Special Investment Methods -- Cash Items." The Fund also may invest not more than 35% of its total assets in cash and cash items in order to utilize assets awaiting normal investment.

    Because Real Estate Securities Fund invests primarily in the real estate industry, it is particularly subject to risks associated with that industry. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and incomes from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies which own and operate real estate directly, companies which lend to such companies, and companies which service the real estate industry. Although the Fund will operate as a non-diversified investment company under the 1940 Act, it intends to conduct its operations so as to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended.

    Because the Fund may invest a substantial portion of its assets in REITs, it also is subject to risks associated with direct investments in REITs. Equity REITs will be affected by changes in the values of and incomes from the properties they own, while Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. REITs also can be adversely affected by their failure to qualify for tax-free pass-through treatment of their income under the Code or their failure to maintain an exemption from registration under the 1940 Act. By investing in REITs indirectly through the Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

    INTERNATIONAL FUND

    OBJECTIVE. International Fund has an objective of long-term growth of capital.

    INVESTMENT POLICIES. Under normal market conditions, International Fund invests at least 65% of its total assets in an internationally diversified portfolio of equity securities which trade in markets other than the United States. Generally these securities are issued by companies (i) domiciled in countries other than the United States, or (ii) that derive at least 50% of either their revenues or their pre-tax income from activities outside of the United States. The securities in which the Fund invests include common and preferred stock, securities (bonds and preferred stock) convertible into common stock, warrants and securities representing underlying international securities such as American Depositary Receipts and European Depositary Receipts. The Fund also may hold securities of other investment companies (which investments are also subject to the advisory fee) and depositary or custodial receipts representing beneficial interests in any of the foregoing securities.

    The Fund may invest in securities of issuers in, but not limited to, Argentina, Australia, Austria, Belgium, Brazil, Canada, Chile, China, Columbia, the Czech Republic, Denmark, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Korea, Luxembourg, Malaysia, Mexico, the Netherlands, New Zealand, Norway, Pakistan, Peru, the Philippines, Poland, Portugal, Singapore, South Africa, Spain, Sri Lanka, Sweden, Switzerland, Taiwan, Thailand, Turkey, the United Kingdom, and Venezuela. Normally, the Fund will invest at least 65% of its total assets in securities traded in at least three foreign countries, including the countries listed above. It is possible, although not currently anticipated, that up to 35% of the Fund's assets could be invested in United States companies.

    In investing the Fund's assets, the Sub-Adviser expects to place primary emphasis on country selection, followed by selection of industries or sectors within or across countries and by selection of individual stocks corresponding to the industries or sectors selected. Investments are expected to be made primarily in developed markets and larger capitalization companies. However, the Fund also may invest in emerging markets where smaller capitalization companies are the norm.

    In addition, the Fund may (i) enter into repurchase agreements; (ii) in order to attempt to reduce risk, purchase put and call options on equity securities and on stock indices; (iii) write covered call options covering up to 50% of the equity securities owned by the Fund and write call options on stock indices related to such equity securities; (iv) purchase securities on a when-issued or delayed-delivery basis; (v) engage in the lending of portfolio securities; (vi) engage in foreign currency transactions; (vii) in order to attempt to reduce risk, purchase put and call options on foreign currencies; (viii) write covered call options on foreign currencies owned by the Fund; and (ix) enter into contracts for the future purchase or delivery of securities, foreign currencies, and indices, purchase or sell options on any such futures contracts and engage in related closing transactions. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."

    Under normal market conditions, it is expected that the Fund will be fully invested in equity securities and related hedging instruments (except for short-term investments of cash for liquidity purposes and pending investment). However, for temporary defensive purposes during times of unusual market conditions, the Fund may without limitation hold cash or invest in cash items of the kinds described under "Special Investment Methods -- Cash Items."

    International Fund is subject to special risks associated with investing in foreign securities and to declines in net asset value resulting from changes in exchange rates between the United States dollar and foreign currencies. These risks are discussed under "Special Investment Methods -- Foreign Securities" and "-- Foreign Currency Transactions" elsewhere herein. Because of the special risks associated with foreign investing and the Sub-Adviser's ability to invest substantial portions of the Fund's assets in a small number of countries, the Fund may be subject to greater volatility than most mutual funds which invest principally in domestic securities.

    RISKS TO CONSIDER
    An investment in any of the Funds involves certain risks in addition to those noted above with respect to particular Funds. These include the following:

    EQUITY SECURITIES GENERALLY. Market prices of equity securities generally, and of particular companies' equity securities, frequently are subject to greater volatility than prices of fixed income securities. Market prices of equity securities as a group have dropped dramatically in a short period of time on several occasions in the past, and they may do so again in the future. Each of the Funds is subject to the risk of generally adverse equity markets.

    SMALL-CAPITALIZATION COMPANIES. Emerging Growth Fund and Regional Equity Fund emphasize investments in companies with relatively small market capitalizations, and the remaining Funds (excluding Equity Index Fund and Asset Allocation Fund) are permitted to invest in equity securities of such companies. The equity securities of small-capitalization companies frequently have experienced greater price volatility in the past than those of larger-capitalization companies, and they may be expected to do so in the future. To the extent that the Funds invest in small-capitalization companies, they are subject to this risk of greater volatility.

    ACTIVE MANAGEMENT. All of the Funds other than Equity Index Fund are actively managed to a greater or lesser degree by the Adviser or, in the case of International Fund, the Sub-Adviser. The performance of these Funds therefore will reflect in part the ability of the Adviser or Sub-Adviser to select securities which are suited to achieving the Funds' investment objectives. Due to their active management, these Funds could underperform other mutual funds with similar investment objectives or the market generally.

    OTHER. Investors also should review "Special Investment Methods" for information concerning risks associated with certain investment techniques which may be utilized by the Funds.


MANAGEMENT

    The Board of Directors of FAIF has the primary responsibility for overseeing the overall management and electing the officers of FAIF. Subject to the overall direction and supervision of the Board of Directors, the Adviser acts as investment adviser for and manages the investment portfolios of FAIF.

    INVESTMENT ADVISER
    First Bank National Association, 601 Second Avenue South, Minneapolis, Minnesota 55480, acts as the Funds' investment adviser through its First Asset Management group. The Adviser has acted as an investment adviser to FAIF since its inception in 1987 and has acted as investment adviser to First American Funds, Inc. since 1982 and to First American Strategy Funds, Inc. since 1996. As of December 31, 1996, the Adviser was managing accounts with an aggregate value of approximately $35 billion, including mutual fund assets in excess of $12 billion. First Bank System, Inc., 601 Second Avenue South, Minneapolis, Minnesota 55480, is the holding company for the Adviser.

    Each of the Funds other than International Fund has agreed to pay the Adviser monthly fees calculated on an annual basis equal to 0.70% of its average daily net assets. International Fund pays the Adviser a monthly fee calculated on the same basis equal to 1.25% of its average daily net assets, out of which the Adviser pays the Sub-Adviser's fee. The Adviser may, at its option, waive any or all of its fees, or reimburse expenses, with respect to any Fund from time to time. Any such waiver or reimbursement is voluntary and may be discontinued at any time. The Adviser also may absorb or reimburse expenses of the Funds from time to time, in its discretion, while retaining the ability to be reimbursed by the Funds for such amounts prior to the end of the fiscal year. This practice would have the effect of lowering a Fund's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are absorbed or reimbursed, as the case may be.

    While the advisory fee payable to the Adviser with respect to International Fund is higher than the advisory fee paid by most mutual funds, the Adviser believes it is comparable to that paid by many funds having similar investment objectives and policies.

    The Glass-Steagall Act generally prohibits banks from engaging in the business of underwriting, selling or distributing securities and from being affiliated with companies principally engaged in those activities. In addition, administrative and judicial interpretations of the Glass-Steagall Act prohibit bank holding companies and their bank and nonbank subsidiaries from organizing, sponsoring or controlling registered open-end investment companies that are continuously engaged in distributing their shares. Bank holding companies and their bank and nonbank subsidiaries may serve, however, as investment advisers to registered investment companies, subject to a number of terms and conditions.

    Although the scope of the prohibitions and limitations imposed by the Glass-Steagall Act has not been fully defined by the courts or the appropriate regulatory agencies, the Funds have received an opinion from their counsel that the Adviser is not prohibited from performing the investment advisory services described above, and that FBS Investment Services, Inc. ("ISI"), a wholly owned broker-dealer subsidiary of the Adviser, is not prohibited from serving as a Participating Institution as described herein. In the event of changes in federal or state statutes or regulations or judicial and administrative interpretations or decisions pertaining to permissible activities of bank holding companies and their bank and nonbank subsidiaries, the Adviser and ISI might be prohibited from continuing these arrangements. In that event, it is expected that the Board of Directors would make other arrangements and that shareholders would not suffer adverse financial consequences.

    SUB-ADVISER TO INTERNATIONAL FUND
    Marvin & Palmer Associates, Inc., 1201 North Market Street, Suite 2300, Wilmington, Delaware 19801, is Sub-Adviser to International Fund under an agreement with the Adviser (the "Sub-Advisory Agreement"). The Sub-Adviser is responsible for the investment and reinvestment of International Fund's assets and the placement of brokerage transactions in connection therewith. For its services under the Sub-Advisory Agreement, the Sub-Adviser is paid a monthly fee by the Adviser calculated on an annual basis equal to 0.75% of the first $100 million of International Fund's average daily net assets, 0.70% of the second $100 million of International Fund's average daily net assets, 0.65% of the third $100 million of International Fund's average daily net assets, and 0.60% of International Fund's average daily net assets in excess of $300 million.

    The Sub-Adviser, a privately held company, was founded in 1986 by David F. Marvin and Stanley Palmer. The stock of the Sub-Adviser is owned by Mr. Marvin, Mr. Palmer and 22 other holders. The Sub-Adviser is engaged in the management of global, non-United States and emerging markets equity portfolios for institutional accounts. At September 30, 1996, the Sub-Adviser managed a total of $3.3 billion in investments for 51 institutional investors.

    PORTFOLIO MANAGERS
    Stock Fund and Balanced Fund are managed by a committee comprised of Mr. Doak, Mr. Murphy, Mr. Rovner, Mr. Dubiak, Mr. Whitcomb, Mr. Shields and Mr. Twele, whose backgrounds are set forth below. Asset Allocation Fund, Equity Income Fund and Diversified Growth Fund are managed by a committee comprised of Mr. Bren, Mr. Doak, Mr. Dubiak, Ms. Johnson, Mr. Murphy, Mr. Whitcomb, and Mr. Johnson, whose backgrounds also are set forth below. The remaining Funds are managed or co-managed as indicated below.

    JAMES DOAK is a member of the committees which manage five of the Funds, as set forth above. Jim joined the Adviser in 1982 after serving for two years as vice president of INA Capital Advisors and ten years as Vice President of Loomis-Sayles & Co. He has managed assets for individual and institutional clients, specializing in equity investments, and served as the analyst and portfolio manager for Stock Fund since its inception in December 1987. Jim received his bachelor's degree from Brown University and his master's degree in business administration from the Wharton School of Business. He is a Chartered Financial Analyst.

    JOHN M. MURPHY, JR. is a member of the committees which manage five of the Funds, as set forth above. John is Chief Investment Officer of the Adviser's First Asset Management group, having joined the Adviser in 1984. He has more than 30 years in the investment management field and served with Investment Advisers, Inc. and Blyth, Eastman, Dillon & Co. before joining the Adviser. He received his bachelor's degree from Regis College.

    JAMES S. ROVNER is a member of the committee which manages two of the Funds, as set forth above, and he is portfolio manager for Special Equity Fund and portfolio co-manager for Equity Index Fund. Jim joined the Adviser in 1986 and has managed assets for institutional and individual clients for over 15 years, specializing in equity and balanced investment strategies. Jim received his bachelor's degree and his master's degree in business administration from the University of Wisconsin. He is a Chartered Financial Analyst.

    GERALD C. BREN is a member of the committee which manages three of the Funds, as set forth above, and he is portfolio co-manager for Emerging Growth Fund and Health Sciences Fund. Gerald joined the Adviser in 1972 as an investment analyst. He received his master's degree in business administration from the University of Chicago in 1972 and his Chartered Financial Analyst certification in 1977.

    ALBIN S. DUBIAK is a member of the committees which manage five of the Funds, as set forth above, and he is portfolio co-manager for Emerging Growth Fund, Regional Equity Fund, and Health Sciences Fund. Al began his investment career as a security trader with The First National Bank of Chicago in 1963 before joining the Adviser as an investment analyst in 1969. Al received his bachelor's degree from Indiana University in 1962 and his master's degree in business administration from the University of Arizona in 1969.

    CORI B. JOHNSON is a member of the committee which manages three of the Funds, as set forth above, and she is portfolio manager for Real Estate Securities Fund. Cori has been managing assets using quantitative analysis techniques since 1992. She joined the Adviser in 1991 as a securities analyst. Cori received her bachelor's degree from Concordia College and her master's degree in business administration from the University of Minnesota. She is a Chartered Financial Analyst.

    ROLAND P. WHITCOMB is a member of the committees which manage five of the Funds, as set forth above, and he is portfolio co-manager for Regional Equity Fund and Technology Fund. Roland joined the Adviser in 1986 after serving as an account executive with Smith Barney & Co. since 1979. He received his bachelor's degree from the University of Chicago and is a Chartered Financial Analyst.

    JEFF A. JOHNSON is a member of the committee which manages three of the Funds, as set forth above, and he is portfolio co-manager for Regional Equity Fund and Technology Fund. Jeff has been employed by the Adviser in investment management since 1991 and in commercial lending from 1985 to 1991. He received his master of arts degree from the University of Iowa.

    KEVIN SHIELDS is a member of the committee which manages two of the Funds, as set forth above. Kevin, who joined the Adviser in 1993, received his bachelor's degree from Marquette University and his master's degree from the University of Wisconsin -- Madison.

    JOHN A. TWELE is a member of the committee which manages two of the Funds, as set forth above. Prior to joining the Adviser in 1996, he was employed in various positions at American Express Financial Advisers; Investment Advisers, Inc.; Kemper Financial; and Mercantile Trust. John received his bachelor's degree from Indiana University.

    KATHLEEN F. TURNER is portfolio co-manager for Equity Index Fund. Prior to joining the Adviser in 1994, she was employed at Grant's Interest Rate Observer. Kathleen received her bachelor's degree from Indiana University.

    A committee comprised of the following seven individuals shares the management of International Fund on behalf of the Sub-Adviser:

    DAVID F. MARVIN is Chairman of the Sub-Adviser and founded the firm together with Mr. Palmer in 1986. Before founding the Sub-Adviser, Mr. Marvin was Vice President in charge of DuPont Corporation's $10 billion internally-managed pension fund. Prior to that Mr. Marvin was Associate Portfolio Manager, and then Head Portfolio Manager, for Investors Diversified Services' IDS Stock Fund. Mr. Marvin started in the investment business in 1965 as a securities analyst for Chicago Title & Trust. He received his bachelor's degree from the University of Illinois and his master's degree in business administration from Northwestern University. He is a Chartered Financial Analyst and a member of the Financial Analysts Federation.

    STANLEY PALMER is President of the Sub-Adviser and co-founder of the firm. Mr. Palmer was Equity Portfolio Manager for DuPont Corporation from 1978 through 1986, an analyst and portfolio manager at Investors Diversified Services from 1971 through 1978, and an analyst at Harris Trust & Savings Bank from 1964 through 1971. He received his bachelor's degree from Gustavus Adolphus College and his master's degree in business administration from the University of Iowa. He is a Chartered Financial Analyst and a member of the Financial Analysts Federation.

    WILLIAM E. DODGE has been Senior Managing Director and Portfolio Manager of the Sub-Adviser since 1996. Mr. Dodge was Chief Investment Strategist and Chairman of the Investment Policy Committee of Dean Witter in New York from 1991 to 1996, and he served as a Senior Portfolio Manager, Director of Quantitative Equity Strategies, and United States equity analyst at the DuPont Corporation pension fund from 1983 to 1991. From 1976 to 1983 Mr. Dodge served in various United States portfolio management and analytical positions including senior investment manager of a bank trust department from 1981 to 1983. He received his bachelor's degree and his master's degree in business administration from the University of Massachusetts at Amherst. He is a Chartered Financial Analyst and a member of the Financial Analysts Federation.

    TERRY B. MASON is a Senior Vice President and Portfolio Manager of the Sub-Adviser. Before joining the Sub-Adviser, Mr. Mason was employed for 14 years by DuPont Corporation, the last five as international equity analyst and international trader. He received his bachelor's degree from Glassboro State College and his master's degree in business administration from Widener University.

    JAY F. MIDDLETON is a Vice President and Portfolio Manager for the Sub-Adviser and joined the firm in 1989. He received his bachelor's degree from Wesleyan University.

    TODD D. MARVIN is a Vice President and Portfolio Manager for the Sub-Adviser and joined the firm in 1991. Before joining the Sub-Adviser, Mr. Marvin was employed by Oppenheimer & Company as an analyst in investment banking. Mr. Marvin received his bachelor's degree from Wesleyan University.

    DAVID L. SCHAEN is a Vice President and Portfolio Manager of the Sub-Adviser. Before becoming a Portfolio Manager, Mr. Schaen was Head Trader for the Sub-Adviser from 1991 to 1994 and an International Analyst for the Sub-Adviser from 1994 to 1995. Prior to 1991 he was Head Trader and Investment Officer at the Bank of Delaware. He received his bachelor's degree from the University of Delaware and his master's degree in business administration from Widener University.

    CUSTODIAN
    The custodian of the Funds' assets is First Trust National Association (the "Custodian"), First Trust Center, 180 East Fifth Street, St. Paul, Minnesota 55101. The Custodian is a subsidiary of First Bank System, Inc., which also controls the Adviser.

    As compensation for its services to the Funds, the Custodian is paid monthly fees equal to 0.03% of the applicable Fund's average daily net assets (0.25% of average daily net assets in the case of International Fund). Sub-custodian fees with respect to International Fund are paid by the Custodian out of this amount. In addition, the Custodian is reimbursed for its out-of-pocket expenses incurred while providing its services to the Funds.

    Rules adopted under the 1940 Act permit International Fund to maintain its securities and cash in the custody of certain eligible foreign banks and depositories. International Fund's portfolio of non-United States securities are held by sub-custodians which are approved by the directors of FAIF in accordance with these rules. This determination is made pursuant to these rules following a consideration of a number of factors including, but not limited to, the reliability and financial stability of the institution; the ability of the institution to perform custodian services for International Fund; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and the risks of potential nationalization or expropriation of International Fund's assets.

    ADMINISTRATOR
    The administrator for the Funds is SEI Financial Management Corporation, Oaks, Pennsylvania 19456. The Administrator, a wholly-owned subsidiary of SEI Investments Company, provides the Funds with certain administrative services necessary to operate the Funds. These services include shareholder servicing and certain accounting and other services. The Administrator provides these services for a fee calculated at an annual rate of 0.12% of each Fund's average daily net assets, subject to a minimum administrative fee during each fiscal year of $50,000 per Fund; provided, that to the extent that the aggregate net assets of all First American funds exceed $8 billion, the percentage stated above is reduced to 0.105%. From time to time, the Administrator may voluntarily waive its fees or reimburse expenses with respect to any of the Funds. Any such waivers or reimbursements may be made at the Administrator's discretion and may be terminated at any time.

    TRANSFER AGENT
    DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Funds. The address of the Transfer Agent is 1004 Baltimore, Kansas City, Missouri 64105. The Transfer Agent is not affiliated with the Distributor, the Administrator or the Adviser.


DISTRIBUTOR

    SEI Financial Services Company is the principal distributor for shares of the Funds and of the other FAIF Funds. The Distributor is a Pennsylvania corporation and is the principal distributor for a number of investment companies. The Distributor is a wholly-owned subsidiary of SEI Investments Company and is located at Oaks, Pennsylvania 19456. The Distributor is not affiliated with the Adviser, First Bank System, Inc., the Custodian or their respective affiliates.

    Shares of the Funds are distributed through the Distributor and securities firms, financial institutions (including, without limitation, banks) and other industry professionals (the "Participating Institutions") which enter into sales agreements with the Distributor to perform share distribution or shareholder support services.

    FAIF has adopted a Plan of Distribution for the Class A Shares pursuant to Rule 12b-1 under the 1940 Act (the "Class A Distribution Plan"). The Class A Distribution Plan authorizes the Distributor to retain the sales charge paid upon purchase of Class A Shares, except that portion which is reallowed to Participating Institutions. See "Investing in the Funds -- Alternative Sales Charge Options." Each Fund also pays the Distributor a shareholder servicing fee monthly at an annual rate of 0.25% of the Fund's Class A Shares' average daily net assets. The shareholder servicing fee is intended to compensate the Distributor for ongoing servicing and/or maintenance of shareholder accounts and may be used by the Distributor to provide compensation to institutions through which shareholders hold their shares for ongoing servicing and/or maintenance of shareholder accounts. The shareholder servicing fee may be used to provide compensation for shareholder servicing provided by "one-stop" mutual fund networks through which the Funds are made available. In addition, the Distributor and the Adviser and its affiliates may provide compensation for services provided by such networks from their own resources. From time to time, the Distributor may voluntarily waive its fees with respect to the Class A Shares of any of the Funds. Any such waivers may be made at the Distributor's discretion and may be terminated at any time.

    Under another distribution plan (the "Class B Distribution Plan") adopted in accordance with Rule 12b-1 under the 1940 Act, the Funds may pay to the Distributor a sales support fee at an annual rate of up to 0.75% of the average daily net assets of the Class B Shares of the Funds, which fee may be used by the Distributor to provide compensation for sales support and distribution activities with respect to Class B Shares of the Funds. This fee is calculated and paid each month based on the average daily net assets for that month. In addition to this fee, the Distributor is paid a shareholder servicing fee of 0.25% of the average daily net assets of the Class B Shares pursuant to a service plan (the "Class B Service Plan"), which fee may be used by the Distributor to provide compensation for ongoing servicing and/or maintenance of shareholder accounts with respect to Class B Shares of the Funds. Although Class B Shares are sold without an initial sales charge, the Distributor pays a total of 4.25% of the amount invested (including a prepaid service fee of 0.25% of the amount invested) to dealers who sell Class B Shares (excluding exchanges from other Class B Shares in the First American family). The service fee payable under the Class B Service Plan is prepaid for the first year as described above.

    The Class A and Class B Distribution Plans recognize that the Adviser, the Administrator, the Distributor, and any Participating Institution may in their discretion use their own assets to pay for certain additional costs of distributing Fund shares. Any arrangement to pay such additional costs may be commenced or discontinued by any of these persons at any time. In addition, while there is no sales charge on purchases of Class A Shares of $1 million and more, the Adviser may pay amounts to broker-dealers from its own assets with respect to such sales. ISI, a subsidiary of the Adviser, is a Participating Institution.


INVESTING IN THE FUNDS

    SHARE PURCHASES
    Shares of the Funds are sold at their net asset value, next determined after an order is received, plus any applicable sales charge, on days on which the New York Stock Exchange is open for business. Shares may be purchased as described below. The Funds reserve the right to reject any purchase request.

    THROUGH A FINANCIAL INSTITUTION. Shares may be purchased through a financial institution which has a sales agreement with the Distributor. An investor may call his or her financial institution to place an order. Purchase orders must be received by the financial institution by the time specified by the institution to be assured same day processing, and purchase orders must be transmitted to and received by the Funds by 3:00 p.m. Central time in order for shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly.

    BY MAIL. An investor may place an order to purchase shares of the Funds directly through the Transfer Agent. Orders by mail will be executed upon receipt of payment by the Transfer Agent. If an investor's check does not clear, the purchase will be cancelled and the investor could be liable for any losses or fees incurred. Third-party checks, credit cards, credit card checks and cash will not be accepted. When purchases are made by check, the proceeds of redemptions of the shares purchased are not available until the Transfer Agent is reasonably certain that the purchase payment has cleared, which could take up to ten calendar days from the purchase date. In order to purchase shares by mail, an investor must:

    *   complete and sign the new account form;

    *   enclose a check made payable to (Fund name); and

    * mail both to DST Systems, Inc., P.O. Box 419382, Kansas City, Missouri 64141-6382.

    After an account is established, an investor can purchase shares by mail by enclosing a check and mailing it to DST Systems, Inc. at the above address.

    BY WIRE. To purchase shares of a Fund by wire, call (800) 637-2548 before 3:00 p.m. Central time. All information needed will be taken over the telephone, and the order will be considered placed when the Custodian receives payment by wire. If the Custodian does not receive the wire by 3:00 p.m. Central time, the order will be executed the next business day. Federal funds should be wired as follows: First Bank National Association, Minneapolis, Minnesota, ABA Number 091000022; For Credit to: DST Systems:
    Account Number160234580266; For Further Credit To: (Investor Name and Fund
    Name). Shares cannot be purchased by Federal Reserve wire on days on which the New York Stock Exchange is closed and on federal holidays upon which wire transfers are restricted.

    MINIMUM INVESTMENT REQUIRED
    The minimum initial investment for each Fund is $1,000 unless the investment is in a retirement plan, in which case the minimum investment is $250. The minimum subsequent investment is $100. The Funds reserve the right to waive the minimum investment requirement for employees of First Bank National Association, First Trust National Association and First Bank System, Inc. and their respective affiliates.

    ALTERNATIVE SALES CHARGE OPTIONS

    THE TWO ALTERNATIVES: OVERVIEW. An investor may purchase shares of a Fund at a price equal to its net asset value per share plus a sales charge which, at the investor's election, may be imposed either (i) at the time of the purchase (the Class A "initial sales charge alternative"), or (ii) on a contingent deferred basis (the Class B "deferred sales charge alternative"). Each of Class A and Class B represents a Fund's interest in its portfolio of investments. The classes have the same rights and are identical in all respects except that (i) Class B Shares bear the expenses of the contingent deferred sales charge arrangement and distribution and service fees resulting from such sales arrangement, while Class A Shares bear only shareholder servicing fees; (ii) each class has exclusive voting rights with respect to approvals of any Rule 12b-1 distribution plan related to that specific class (although Class B shareholders may vote on any distribution fees imposed on Class A Shares as long as Class B Shares convert into Class A Shares); (iii) only Class B Shares carry a conversion feature; and (iv) each class has different exchange privileges. Sales personnel of financial institutions distributing the Funds' shares, and other persons entitled to receive compensation for selling shares, may receive differing compensation for selling Class A and Class B Shares.

    These alternative purchase arrangements permit an investor to choose the method of purchasing shares that is more beneficial to that investor. The amount of a purchase, the length of time an investor expects to hold the shares, and whether the investor wishes to receive dividends in cash or in additional shares, will all be factors in determining which sales charge option is best for a particular investor. An investor should consider whether, over the time he or she expects to maintain the investment, the accumulated sales charges on Class B Shares prior to conversion would be less than the initial sales charge on Class A Shares, and to what extent the differential may be offset by the expected higher yield of Class A Shares. Class A Shares will normally be more beneficial to an investor if he or she qualifies for reduced sales charges as described below. Accordingly, orders for Class B Shares for $250,000 or more ordinarily will be treated as orders for Class A Shares or declined.

    The Directors of FAIF have determined that no conflict of interest currently exists between the Class A and Class B Shares. On an ongoing basis, the Directors, pursuant to their fiduciary duties under the 1940 Act and state laws, will seek to ensure that no such conflict arises.

    CLASS A SHARES.

    WHAT CLASS A SHARES COST. Class A Shares of each Fund are offered on a continuous basis at their next determined offering price, which is net asset value, plus a sales charge as set forth below:

                                    EACH FUND:

                                     SALES CHARGE                       MAXIMUM AMOUNT
                                    AS PERCENTAGE    SALES CHARGE AS        OF SALES
                                     OF OFFERING     PERCENTAGE OF     CHARGERE ALLOWED
                                        PRICE        NET ASSET VALUE   TO PARTICIPATING
                                                                         INSTITUTIONS
Less than $50,000                        4.50%            4.75%              4.05%
$50,000 but less than $100,000           4.00%            4.17%              3.60%
$100,000 but less than $250,000          3.50%            3.63%              3.15%
$250,000 but less than $500,000          2.75%            2.83%              2.47%
$500,000 but less than $1,000,000        2.00%            2.04%              1.80%
$1,000,000 and over                      0.00%            0.00%              0.00%

    There is no initial sales charge on purchases of Class A Shares of $1 million or more. However, Participating Institutions will receive a commission of 1.00% on such sales. Redemptions of Class A Shares purchased at net asset value within 24 months of purchase will be subject to a contingent deferred sales charge of 1.00% (unless a Participating Institution waived its commission on the initial purchase) except in the case of Equity Index Fund. Class A Shares that are redeemed will not be subject to this contingent deferred sales charge to the extent that the value of the shares represents capital appreciation of Fund assets or reinvestment of dividends or capital gain distributions.

    Net asset value is determined at 3:00 p.m. Central time Monday through Friday except on (i) days on which there are not sufficient changes in the value of a Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; and (iii) on the following federal holidays: New Year's Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. In addition, net asset value will not be calculated on Good Friday.

    DEALER CONCESSION. A dealer will normally receive up to 90% of the applicable sales charge. Any portion of the sales charge which is not paid to a dealer will be retained by the Distributor. In addition, the Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs which will be paid by the Distributor from the sales charge it receives or from any other source available to it. Under any such program, the Distributor will provide promotional incentives, in the form of cash or other compensation including merchandise, airline vouchers, trips and vacation packages, to all dealers selling shares of the Funds. Promotional incentives of these kinds will be offered uniformly to all dealers and predicated upon the amount of shares of the Funds sold by the dealer. Whenever 90% or more of a sales charge is paid to a dealer, that dealer may be deemed to be an underwriter as defined in the Securities Act of 1933.

    The sales charge for shares sold other than through registered broker/dealers will be retained by the Distributor. The Distributor may pay fees to financial institutions out of the sales charge in exchange for sales and/or administrative services performed on behalf of the institution's customers in connection with the initiation of customer accounts and purchases of Fund shares.

    REDUCING THE CLASS A SALES CHARGE. The sales charge can be reduced on the purchase of Class A Shares through (i) quantity discounts and accumulated purchases, or (ii) signing a 13-month letter of intent:


    * QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES: As shown in the table above, larger purchases of Class A Shares reduce the percentage sales charge paid. Each Fund will combine purchases made on the same day by an investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.

    * The sales charge discount applies to the total current market value of any Fund, plus the current market value of any other FAIF Fund and any other mutual funds having a sales charge and distributed as part of the First American family of funds. Prior purchases and concurrent purchases of Class A Shares of any FAIF Fund will be considered in determining the sales charge reduction. In order for an investor to receive the sales charge reduction on Class A Shares, the Transfer Agent must be notified by the investor in writing or by his or her financial institution at the time the purchase is made that Fund shares are already owned or that purchases are being combined.

    * LETTER OF INTENT: If an investor intends to purchase at least $50,000 of Class A Shares in a Fund and other FAIF Funds over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the Custodian to hold a percentage equal to the particular FAIF Fund's maximum sales charge rate of the total amount intended to be purchased in escrow (in shares) for all FAIF Funds until the purchase is completed.

        The amount held in escrow for all FAIF Funds will be applied to the investor's account at the end of the 13-month period after deduction of the sales load applicable to the dollar value of shares actually purchased. In this event, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales charge.

        A letter of intent will not obligate the investor to purchase shares, but if he or she does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. This letter may be dated as of a prior date to include any purchases made within the past 90 days.

    SALES OF CLASS A SHARES AT NET ASSET VALUE. Purchases of a Fund's Class A Shares by the Adviser, the Sub-Adviser or any of their affiliates, or any of their or FAIF's officers, directors, employees, retirees, sales representatives and partners, registered representatives of any broker/dealer authorized to sell Fund shares, and full-time employees of FAIF's general counsel, and members of their immediate families (i.e., parent, child, spouse, sibling, step or adopted relationships, and UTMA accounts naming qualifying persons), may be made at net asset value without a sales charge. A Fund's Class A Shares also may be purchased at net asset value without a sales charge by fee-based registered investment advisers, financial planners and registered broker/dealers who are purchasing shares on behalf of their customers and by purchasers through "one-stop" mutual fund networks through which the Funds are made available. In addition, Class A Shares may be purchased at net asset value without a sales charge by qualified defined contribution plans participating in the First American 401(k) Plan Program. Although there is no sales charge imposed on such purchases, the Adviser may pay to Participating Institutions an amount of up to 2.00% on such sales.

    If Class A Shares of a Fund have been redeemed, the shareholder has a one-time right, within 30 days, to reinvest the redemption proceeds in Class A Shares of any FAIF Fund at the next-determined net asset value without any sales charge. The Transfer Agent must be notified by the shareholder in writing or by his or her financial institution of the reinvestment in order to eliminate a sales charge. If the shareholder redeems his or her shares of a Fund, there may be tax consequences.

    In addition, purchases of Class A Shares of a Fund that are funded by proceeds received upon the redemption (within 60 days of the purchase of Fund shares) of shares of any unrelated open-end investment company that charges a sales load and rollovers from retirement plans that utilize the Funds as investment options may be made at net asset value. To make such a purchase at net asset value, an investor or the investor's broker must, at the time of purchase, submit a written request to the Transfer Agent that the purchase be processed at net asset value pursuant to this privilege, accompanied by a photocopy of the confirmation (or similar evidence) showing the redemption from the unrelated fund. The redemption of the shares of the non-related fund is, for federal income tax purposes, a sale upon which a gain or loss may be realized.

    CLASS B SHARES.

    CONTINGENT DEFERRED SALES CHARGE. Class B Shares are sold at net asset value without any initial sales charge. If an investor redeems Class B Shares within eight years of purchase, he or she will pay a contingent deferred sales charge at the rates set forth below. This charge is assessed on an amount equal to the lesser of the then-current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in net asset value above the initial purchase price or on shares derived from reinvestment of dividends or capital gain distributions.


                            CONTINGENT DEFERRED
                             SALES CHARGE AS A
                           PERCENTAGE OF DOLLAR
                             AMOUNT SUBJECT TO
YEAR SINCE PURCHASE               CHARGE

First                              5.00%
Second                             5.00%
Third                              4.00%
Fourth                             3.00%
Fifth                              2.00%
Sixth                              1.00%
Seventh                            None
Eighth                             None

    In determining whether a particular redemption is subject to a contingent deferred sales charge, it is assumed that the redemption is first of any Class A Shares in the shareholder's Fund account; second, of any Class B Shares held for more than eight years and Class B Shares acquired pursuant to reinvestment of dividends or other distributions; and third, of Class B Shares held longest during the eight-year period. This method should result in the lowest possible sales charge.

    The contingent deferred sales charge is waived on redemption of Class B Shares (i) within one year following the death or disability (as defined in the Internal Revenue Code) of a shareholder, and (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 70 1/2 . A shareholder or his or her representative must notify the Transfer Agent prior to the time of redemption if such circumstances exist and the shareholder is eligible for this waiver.

    CONVERSION FEATURE. At the end of the period ending eight years after the beginning of the month in which the shares were issued, Class B Shares will automatically convert to Class A Shares and will no longer be subject to the Class B distribution and service fees. This conversion will be on the basis of the relative net asset values of the two classes.

    SYSTEMATIC EXCHANGE PROGRAM
    Shares of a Fund may also be purchased through automatic monthly deductions from a shareholder's account in the same class of shares of Prime Obligations Fund of First American Funds, Inc. Under a systematic exchange program, a shareholder enters an agreement to purchase a specified class of shares of one or more Funds over a specified period of time, and initially purchases Prime Obligations Fund shares of the same class in an amount equal to the total amount of the investment. On a monthly basis a specified dollar amount of shares of Prime Obligations Fund is exchanged for shares of the same class of the Funds specified. The systematic exchange program of investing a fixed dollar amount at regular intervals over time has the effect of reducing the average cost per share of the Funds. This effect also can be achieved through the systematic investment program described below. Because purchases of Class A Shares are subject to an initial sales charge, it may be beneficial for an investor to execute a Letter of Intent in connection with the systematic exchange program. A shareholder may apply for participation in this program through his or her financial institution or by calling (800) 637-2548.

    SYSTEMATIC INVESTMENT PROGRAM
    Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Fund shares at the net asset value next determined after an order is received, plus any applicable sales charge. A shareholder may apply for participation in this program through his or her financial institution or call (800) 637-2548.

    EXCHANGING SECURITIES FOR FUND SHARES
    A Fund may accept securities in exchange for Fund shares. A Fund will allow such exchanges only upon the prior approval by the Fund and a determination by the Fund and the Adviser that the securities to be exchanged are acceptable. Securities accepted by a Fund will be valued in the same manner that a Fund values its assets. The basis of the exchange will depend upon the net asset value of Fund shares on the day the securities are valued.

    CERTIFICATES AND CONFIRMATIONS
    The Transfer Agent maintains a share account for each shareholder. Share certificates will not be issued by the Funds.

    Confirmations of each purchase and redemption are sent to each shareholder. In addition, monthly confirmations are sent to report all transactions and dividends paid during that month for the Funds.

    DIVIDENDS AND DISTRIBUTIONS
    Dividends are declared and paid monthly with respect to Stock Fund, Equity Index Fund, Balanced Fund, Asset Allocation Fund, Equity Income Fund, Diversified Growth Fund and Special Equity Fund, to all shareholders of record on the record date. Dividends are declared paid quarterly with respect to Emerging Growth Fund, Regional Equity Fund, Technology Fund, Health Sciences Fund, and Real Estate Securities Fund, and annually with respect to International Fund. Distributions of any net realized long-term capital gains will be made at least once every 12 months. A portion of the quarterly distributions paid by Real Estate Securities Fund may be a return of capital. Dividends and distributions are automatically reinvested in additional shares of the Fund paying the dividend on payment dates at the ex-dividend date net asset value without a sales charge, unless shareholders request cash payments on the new account form or by writing to the Fund.

    All shareholders on the record date are entitled to the dividend. If shares are purchased before a record date for a dividend or a distribution of capital gains, a shareholder will pay the full price for the shares and will receive some portion of the purchase price back as a taxable dividend or distribution (to the extent, if any, that the dividend or distribution is otherwise taxable to holders of Fund shares). If shares are redeemed or exchanged before the record date for a dividend or distribution or are purchased after the record date, those shares are not entitled to the dividend or distribution.

    The amount of dividends payable on Class A and Class B Shares generally will be less than the dividends payable on Class C Shares because of the distribution and/or shareholder servicing expenses charged to Class A and Class B Shares. The amount of dividends payable on Class A Shares generally will be more than the dividends payable on the Class B Shares because of the higher distribution and shareholder servicing fees paid by Class B Shares.

    EXCHANGE PRIVILEGE
    Shareholders may exchange Class A or Class B Shares of a Fund for currently available Class A or Class B Shares, respectively, of the other FAIF Funds or of other funds in the First American family. Class A Shares of the Funds, whether acquired by direct purchase, reinvestment of dividends on such shares, or otherwise, may be exchanged for Class A Shares of other funds without the payment of any sales charge (i.e., at net asset value). Exchanges of shares among the First American family of funds must meet any applicable minimum investment of the fund for which shares are being exchanged.

    For purposes of calculating the Class B Shares' eight-year conversion period or contingent deferred sales charges payable upon redemption, the holding period of Class B Shares of the "old" fund and the holding period of Class B Shares of the "new" fund are aggregated.

    The ability to exchange shares of the Funds does not constitute an offering or recommendation of shares of one fund by another fund. This privilege is available to shareholders resident in any state in which the fund shares being acquired may be sold. An investor who is considering acquiring shares in another First American fund pursuant to the exchange privilege should obtain and carefully read a prospectus of the fund to be acquired. Exchanges may be accomplished by a written request, or by telephone if a preauthorized exchange authorization is on file with the Transfer Agent, shareholder servicing agent, or financial institution.

    Written exchange requests must be signed exactly as shown on the authorization form, and the signatures may be required to be guaranteed as for a redemption of shares by an entity described below under "Redeeming Shares -- Directly From the Funds -- Signatures." Neither the Funds, the Distributor, the Transfer Agent, any shareholder servicing agent, or any financial institution will be responsible for further verification of the authenticity of the exchange instructions.

    Telephone exchange instructions made by an investor may be carried out only if a telephone authorization form completed by the investor is on file with the Transfer Agent, shareholder servicing agent, or financial institution. Shares may be exchanged between two First American funds by telephone only if both funds have identical shareholder registrations.

    Telephone exchange instructions may be recorded and will be binding upon the shareholder. Telephone instructions must be received by the Transfer Agent before 3:00 p.m. Central time, or by a shareholder's shareholder servicing agent or financial institution by the time specified by it, in order for shares to be exchanged the same day. Neither the Transfer Agent nor any Fund will be responsible for the authenticity of exchange instructions received by telephone if it reasonably believes those instructions to be genuine. The Funds and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine, and they may be liable for losses resulting from unauthorized or fraudulent telephone instructions if they do not employ these procedures.

    Shareholders of the Funds may have difficulty in making exchanges by telephone through brokers and other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact his or her broker or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail to DST Systems, Inc., 1004 Baltimore, Kansas City, Missouri 64105.

    Shareholders who become eligible to purchase Class C Shares may exchange Class A Shares for Class C Shares. An example of such an exchange would be a situation in which an individual holder of Class A Shares subsequently opens a custody or agency account with a financial institution which invests in Class C Shares.

    The terms of any exchange privilege may be modified or terminated by the Funds at any time. There are currently no additional fees or charges for the exchange service. The Funds do not contemplate establishing such fees or charges, but they reserve the right to do so. Shareholders will be notified of any modification or termination of the exchange privilege and of the imposition of any additional fees or changes.


REDEEMING SHARES

    Each Fund redeems shares at their net asset value next determined after the Transfer Agent receives the redemption request, reduced by any applicable contingent deferred sales charge. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests can be made as described below and must be received in proper form.

    BY TELEPHONE
    A shareholder may redeem shares of a Fund, if he or she elects the privilege on the initial shareholder application, by calling his or her financial institution to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from the financial institution. Redemption requests must be received by the financial institution by the time specified by the institution in order for shares to be redeemed at that day's net asset value, and redemption requests must be transmitted to and received by the Funds by 3:00 p.m. Central time in order for shares to be redeemed at that day's net asset value. Pursuant to instructions received from the financial institution, redemptions will be made by check or by wire transfer. It is the financial institution's responsibility to transmit redemption requests promptly.

    Shareholders who did not purchase their shares of a Fund through a financial institution may redeem their shares by telephoning (800) 637-2548. At the shareholder's request, redemption proceeds will be paid by check mailed to the shareholder's address of record or wire transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System, normally within one business day, but in no event more than seven days after the request. Wire instructions must be previously established on the account or provided in writing. The minimum amount for a wire transfer is $1,000. If at any time the Funds determine it necessary to terminate or modify this method of redemption, shareholders will be promptly notified.

    In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If this should occur, another method of redemption should be considered. Neither the Transfer Agent nor any Fund will be responsible for any loss, liability, cost or expense for acting upon wire transfer instructions or telephone instructions that it reasonably believes to be genuine. The Transfer Agent and the Funds will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include taping of telephone conversations. To ensure authenticity of redemption or exchange instructions received by telephone, the Transfer Agent examines each shareholder request by verifying the account number and/or tax identification number at the time such request is made. The Transfer Agent subsequently sends confirmations of both exchange sales and exchange purchases to the shareholder for verification. If reasonable procedures are not employed, the Transfer Agent and the Funds may be liable for any losses due to unauthorized or fraudulent telephone transactions.

    BY MAIL
    Any shareholder may redeem Fund shares by sending a written request to the Transfer Agent, shareholder servicing agent, or financial institution. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested to be redeemed, and should be signed exactly as the shares are registered. Shareholders should call the Fund, shareholder servicing agent or financial institution for assistance in redeeming by mail. A check for redemption proceeds normally is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

    Shareholders requesting a redemption of $5,000 or more, a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record, must have signatures on written redemption requests guaranteed by:

    * a trust company or commercial bank the deposits of which are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

    * a member firm of the New York, American, Boston, Midwest, or Pacific Stock Exchanges or of the National Association of Securities Dealers;

    * a savings bank or savings and loan association the deposits of which are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

    * any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

    The Funds do not accept signatures guaranteed by a notary public.

    The Funds and the Transfer Agent have adopted standards for accepting signature guarantees from the above institutions. The Funds may elect in the future to limit eligible signature guarantees to institutions that are members of a signature guarantee program. The Funds and the Transfer Agent reserve the right to amend these standards at any time without notice.

    BY SYSTEMATIC WITHDRAWAL PROGRAM
    Shareholders whose account value is at least $5,000 may elect to participate in the Systematic Withdrawal Program. Under this program, Fund shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. A shareholder may apply to participate in this program through his or her financial institution. It is generally not in a shareholder's best interest to participate in the Systematic Withdrawal Program at the same time that the shareholder is purchasing additional shares if a sales charge must be paid in connection with such purchases. Because automatic withdrawals with respect to Class B Shares are subject to the contingent deferred sales charge, it may not be in the best interest of a Class B shareholder to participate in the Systematic Withdrawal Program.

    REDEMPTION BEFORE PURCHASE INSTRUMENTS CLEAR
    When shares are purchased by check or with funds transmitted through the Automated Clearing House, the proceeds of redemptions of those shares are not available until the Transfer Agent is reasonably certain that the purchase payment has cleared, which could take up to ten calendar days from the purchase date.

    ACCOUNTS WITH LOW BALANCES
    Due to the high cost of maintaining accounts with low balances, a Fund may redeem shares in any account, except retirement plans, and pay the proceeds, less any applicable contingent deferred sales charge, to the shareholder if the account balance falls below the required minimum value of $500. Shares will not be redeemed in this manner, however, if the balance falls below $500 because of changes in a Fund's net asset value. Before shares are redeemed to close an account, the shareholder will be notified in writing and allowed 60 days to purchase additional shares to meet the minimum account requirement.

DETERMINING THE PRICE OF SHARES

    Class A Shares of the Funds are sold at net asset value plus a sales charge, while Class B Shares are sold without a front-end sales charge. Shares are redeemed at net asset value less any applicable contingent deferred sales charge. See "Investing in the Funds -- Alternative Sales Charge Options."

    The net asset value per share is determined as of the earlier of the close of the New York Stock Exchange or 3:00 p.m. Central time on each day the New York Stock Exchange is open for business, provided that net asset value need not be determined on days when no Fund shares are tendered for redemption and no order for that Fund's shares is received and on days on which changes in the value of portfolio securities will not materially affect the current net asset value of the Fund's shares. The price per share for purchases or redemptions is such value next computed after the Transfer Agent receives the purchase order or redemption request.

    It is the responsibility of Participating Institutions promptly to forward purchase and redemption orders to the Transfer Agent. In the case of redemptions and repurchases of shares owned by corporations, trusts or estates, the Transfer Agent or Fund may require additional documents to evidence appropriate authority in order to effect the redemption, and the applicable price will be that next determined following the receipt of the required documentation.

    DETERMINING NET ASSET VALUE
    The net asset value per share for each of the Funds is determined by dividing the value of the securities owned by the Fund plus any cash and other assets (including interest accrued and dividends declared but not collected), less all liabilities, by the number of Fund shares outstanding. For the purpose of determining the aggregate net assets of the Funds, cash and receivables will be valued at their face amounts. Interest will be recorded as accrued and dividends will be recorded on the ex-dividend date. Investments in equity securities which are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity which are actively traded are valued by an independent pricing service at the most recently quoted bid price. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost. Foreign securities are valued based upon quotation from the primary market in which they are traded. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Board of Directors.

    Portfolio securities underlying actively traded options are valued at their market price as determined above. The current market value of any exchange traded option held or written by a Fund is its last sales price on the exchange prior to the time when assets are valued, unless the bid price is higher or the asked price is lower, in which event the bid or asked price is used. In the absence of any sales that day, options will be valued at the current closing bid price.

    Although the methodology and procedures for determining net asset value are identical for all classes of shares, the net asset value per share of different classes of shares of the same Fund may differ because of the differing distribution and/or shareholder servicing expenses charged to Class A and Class B Shares.

    FOREIGN SECURITIES
    Any assets or liabilities of the Funds initially expressed in terms of foreign currencies are translated into United States dollars using current exchange rates. Trading in securities on foreign markets may be completed before the close of business on each business day of the Funds. Thus, the calculation of the Funds' net asset value may not take place contemporaneously with the determination of the prices of foreign securities held in the Funds' portfolios. If events materially affecting the value of foreign securities occur between the time when their price is determined and the time when the Funds' net asset value is calculated, such securities will be valued at fair value as determined in good faith by or under the direction of the Board of Directors. In addition, trading in securities on foreign markets may not take place on all days on which the New York Stock Exchange is open for business or may take place on days on which the Exchange is not open for business. Therefore, the net asset value of a Fund which holds foreign securities might be significantly affected on days when an investor has no access to the Fund.


FEDERAL INCOME TAXES

    Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), during its current taxable year in order to be relieved of payment of federal income taxes on amounts of taxable income it distributes to shareholders.

    Dividends paid from each Fund's net investment income and net short-term capital gains will be taxable to shareholders as ordinary income, whether or not the shareholder elects to have such dividends automatically reinvested in additional shares. Dividends paid by the Funds attributable to investments in the securities of foreign issuers or REITs will not be eligible for the 70% deduction for dividends received by corporations.

    Dividends paid from the net capital gains of each Fund and designated as capital gain dividends will be taxable to shareholders as long-term capital gains, regardless of the length of time for which they have held their shares in the Fund. Long-term capital gains of individuals are currently subject to a maximum tax rate of 28%.

    Gain or loss realized upon the sale of shares in the Funds will be treated as capital gain or loss, provided that the shares represented a capital asset in the hands of the shareholder. Such gain or loss will be long-term gain or loss if the shares were held for more than one year.

    International Fund may be required to pay withholding and other taxes imposed by foreign countries, generally at rates from 10% to 40%, which would reduce the Fund's investment income. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If at the end of International Fund's taxable year more than 50% of its total assets consist of securities of foreign corporations, it will be eligible to file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to include their respective pro rata portions of such foreign taxes in gross income, treat such amounts as foreign taxes paid by them, and deduct such amounts in computing their taxable income or, alternatively, use them as foreign tax credits against their federal income taxes. If such an election is filed for a year, International Fund shareholders will be notified of the amounts which they may deduct as foreign taxes paid or use as foreign tax credits. International Fund made this election for its last taxable year.

    Alternatively, if the amount of foreign taxes paid by International Fund is not large enough in future years to warrant its making the election described above, the Fund may claim the amount of foreign taxes paid as a deduction against its own gross income. In that case, shareholders would not be required to include any amount of foreign taxes paid by the Fund in their income and would not be permitted either to deduct any portion of foreign taxes from their own income or to claim any amount of foreign tax credit for taxes paid by the Fund.

    Each Fund is required by federal law to withhold 31% of reportable payments (including dividends, capital gain distributions, and redemptions) paid to certain accounts whose owners have not complied with IRS regulations. In order to avoid this withholding requirement, each shareholder will be asked to certify on the shareholder's account application that the social security or taxpayer identification number provided is correct and that the shareholder is not subject to backup withholding for previous underreporting to the IRS.

    This is a general summary of the federal tax laws applicable to the Funds and their shareholders as of the date of this Prospectus. See the Statement of Additional Information for further details. Before investing in the Funds, an investor should consult his or her tax adviser about the consequences of state and local tax laws.


FUND SHARES

    Each share of a Fund is fully paid, nonassessable, and transferable. Shares may be issued as either full or fractional shares. Fractional shares have pro rata the same rights and privileges as full shares. Shares of the Funds have no preemptive or conversion rights.

    Each share of a Fund has one vote. On some issues, such as the election of directors, all shares of all FAIF Funds vote together as one series. The shares do not have cumulative voting rights. Consequently, the holders of more than 50% of the shares voting for the election of directors are able to elect all of the directors if they choose to do so. On issues affecting only a particular Fund or Class, the shares of that Fund or Class will vote as a separate series. Examples of such issues would be proposals to alter a fundamental investment restriction pertaining to a Fund or to approve, disapprove or alter a distribution plan pertaining to a Class.

    Under the laws of the State of Maryland and FAIF's Articles of Incorporation, FAIF is not required to hold shareholder meetings unless they
    (i) are required by the 1940 Act, or (ii) are requested in writing by the holders of 25% or more of the outstanding shares of FAIF.


CALCULATION OF PERFORMANCE DATA

    From time to time, any of the Funds may advertise information regarding its performance. Each Fund may publish its "yield," its "cumulative total return," its "average annual total return" and its "distribution rate." Distribution rates may only be used in connection with sales literature and shareholder communications preceded or accompanied by a Prospectus. Each of these performance figures is based upon historical results and is not intended to indicate future performance, and, except for "distribution rate," is standardized in accordance with Securities and Exchange Commission ("SEC") regulations.

    "Yield" for the Funds is computed by dividing the net investment income per share (as defined in applicable SEC regulations) earned during a 30-day period (which period will be stated in the advertisement) by the maximum offering price per share on the last day of the period. Yield is an annualized figure, in that it assumes that the same level of net investment income is generated over a one year period. The yield formula annualizes net investment income by providing for semi-annual compounding.

    "Total return" is based on the overall dollar or percentage change in value of a hypothetical investment in a Fund assuming reinvestment of dividend distributions and deduction of all charges and expenses, including, as applicable, the maximum sales charge imposed on Class A Shares or the contingent deferred sales charge imposed on Class B Shares redeemed at the end of the specified period covered by the total return figure. "Cumulative total return" reflects a Fund's performance over a stated period of time. "Average annual total return" reflects the hypothetical annually compounded rate that would have produced the same cumulative total return if performance had been constant over the entire period. Because average annual returns tend to smooth out variations in a Fund's performance, they are not the same as actual year-by-year results. As a supplement to total return computations, a Fund may also publish "total investment return" computations which do not assume deduction of the maximum sales charge imposed on Class A Shares or the contingent deferred sales charge imposed on Class B Shares.

    "Distribution rate" is determined by dividing the income dividends per share for a stated period by the maximum offering price per share on the last day of the period. All distribution rates published for the Funds are measures of the level of income dividends distributed during a specified period. Thus, these rates differ from yield (which measures income actually earned by a Fund) and total return (which measures actual income, plus realized and unrealized gains or losses of a Fund's investments). Consequently, distribution rates alone should not be considered complete measures of performance.

    The performance of the Class A and Class B Shares of a Fund will normally be lower than for the Class C Shares because Class C Shares are not subject to the sales charges and distribution and/or shareholder servicing expenses applicable to Class A and Class B Shares. In addition, the performance of Class A and Class B Shares of a Fund will differ because of the different sales charge structures of the classes and because of the differing distribution and shareholder servicing fees charged to Class B Shares.

    In reports or other communications to shareholders and in advertising material, the performance of each Fund may be compared to recognized unmanaged indices or averages of the performance of similar securities and to composites of such indices and averages. Also, the performance of each Fund may be compared to that of other funds of similar size and objectives as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar independent mutual fund rating services, and each Fund may include in such reports, communications and advertising material evaluations published by nationally recognized independent ranking services and publications. For further information regarding the Funds' performance, see "Fund Performance" in the Statement of Additional Information.


SPECIAL INVESTMENT METHODS

    This section provides additional information concerning the securities in which the Funds may invest and related topics. Further information concerning these matters is contained in the Statement of Additional Information.

    CASH ITEMS
    The "cash items" in which the Funds may invest, as described under "Investment Objectives and Policies," include short-term obligations such as rated commercial paper and variable amount master demand notes; United States dollar-denominated time and savings and time deposits (including certificates of deposit); bankers acceptances; obligations of the United States Government or its agencies or instrumentalities; repurchase agreements collateralized by eligible investments of a Fund; securities of other mutual funds which invest primarily in debt obligations with remaining maturities of 13 months or less (which investments also are subject to the advisory fee); and other similar high-quality short-term United States dollar-denominated obligations. The other mutual funds in which the Funds may so invest include money market funds advised by the Adviser, subject to certain restrictions contained in an exemptive order issued by the Securities and Exchange Commission with respect thereto.

    REPURCHASE AGREEMENTS
    Each of the Funds may enter into repurchase agreements. A repurchase agreement involves the purchase by a Fund of securities with the agreement that after a stated period of time, the original seller will buy back the same securities ("collateral") at a predetermined price or yield. Repurchase agreements involve certain risks not associated with direct investments in securities. If the original seller defaults on its obligation to repurchase as a result of its bankruptcy or otherwise, the purchasing Fund will seek to sell the collateral, which could involve costs or delays. Although collateral (which may consist of any fixed income security which is an eligible investment for the Fund entering into the repurchase agreement) will at all times be maintained in an amount equal to the repurchase price under the agreement (including accrued interest), a Fund would suffer a loss if the proceeds from the sale of the collateral were less than the agreed-upon repurchase price. The Adviser or, in the case of International Fund, the Sub-Adviser will monitor the creditworthiness of the firms with which the Funds enter into repurchase agreements.

    WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS
    Each of the Funds (excluding Equity Index Fund) may purchase securities on a when-issued or delayed-delivery basis. When such a transaction is negotiated, the purchase price is fixed at the time the purchase commitment is entered, but delivery of and payment for the securities take place at a later date. A Fund will not accrue income with respect to securities purchased on a when-issued or delayed-delivery basis prior to their stated delivery date. Pending delivery of the securities, each Fund will maintain in a segregated account cash or liquid high-grade securities in an amount sufficient to meet its purchase commitments.

    The purchase of securities on a when-issued or delayed-delivery basis exposes a Fund to risk because the securities may decrease in value prior to delivery. In addition, a Fund's purchase of securities on a when-issued or delayed-delivery basis while remaining substantially fully invested could increase the amount of the Fund's total assets that are subject to market risk, resulting in increased sensitivity of net asset value to changes in market prices. However, the Funds will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with their investment objectives, and not for the purpose of investment leverage. A seller's failure to deliver securities to a Fund could prevent the Fund from realizing a price or yield considered to be advantageous.

    LENDING OF PORTFOLIO SECURITIES
    In order to generate additional income, each of the Funds may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, the Funds will only enter into loan arrangements with broker-dealers, banks, or other institutions which the Adviser or, in the case of International Fund, the Sub-Adviser has determined are creditworthy under guidelines established by the Board of Directors. In these loan arrangements, the Funds will receive collateral in the form of cash, United States Government securities or other high-grade debt obligations equal to at least 100% of the value of the securities loaned. Collateral is marked to market daily. The Funds will pay a portion of the income earned on the lending transaction to the placing broker and may pay administrative and custodial fees (including fees to an affiliate of the Adviser) in connection with these loans.

    OPTIONS TRANSACTIONS

    PURCHASES OF PUT AND CALL OPTIONS. The Funds may purchase put and call options. These transactions will be undertaken only for the purpose of reducing risk to the Funds; that is, for "hedging" purposes. Depending on the Fund, these transactions may include the purchase of put and call options on equity securities, on stock indices, on interest rate indices, or (only in the case of International Fund) on foreign currencies. Options on futures contracts are discussed below under "Futures and Options on Futures."

    A put option on a security gives the purchaser of the option the right (but not the obligation) to sell, and the writer of the option the obligation to buy, the underlying security at a stated price (the "exercise price") at any time before the option expires. A call option on a security gives the purchaser the right (but not the obligation) to buy, and the writer the obligation to sell, the underlying security at the exercise price at any time before the option expires. The purchase price for a put or call option is the "premium" paid by the purchaser for the right to sell or buy.

    Options on indices are similar to options on securities except that, rather than the right to take or make delivery of a specific security at a stated price, an option on an index gives the holder the right to receive, upon exercise of the option, a defined amount of cash if the closing value of the index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

    None of the Funds other than International Fund will invest more than 5% of the value of its total assets in purchased options, provided that options which are "in the money" at the time of purchase may be excluded from this 5% limitation. A call option is "in the money" if the exercise price is lower than the current market price of the underlying security or index, and a put option is "in the money" if the exercise price is higher than the current market price. A Fund's loss exposure in purchasing an option is limited to the sum of the premium paid and the commission or other transaction expenses associated with acquiring the option.

    The use of purchased put and call options involves certain risks. These include the risk of an imperfect correlation between market prices of securities held by a Fund and the prices of options, and the risk of limited liquidity in the event that a Fund seeks to close out an options position before expiration by entering into an offsetting transaction.

    WRITING OF CALL OPTIONS. The Funds may write (sell) covered call options to the extent specified with respect to particular Funds under "Investment Objectives and Policies." These transactions would be undertaken principally to produce additional income. Depending on the Fund, these transactions may include the writing of covered call options on equity securities or (only in the case of International Fund) on foreign currencies which a Fund owns or has the right to acquire or on interest rate indices.

    When a Fund sells a covered call option, it is paid a premium by the purchaser. If the market price of the security covered by the option does not increase above the exercise price before the option expires, the option generally will expire without being exercised, and the Fund will retain both the premium paid for the option and the security. If the market price of the security covered by the option does increase above the exercise price before the option expires, however, the option is likely to be exercised by the purchaser. In that case the Fund will be required to sell the security at the exercise price, and it will not realize the benefit of increases in the market price of the security above the exercise price of the option.

    The Funds also may, to the extent specified with respect to particular Funds under "Investment Objectives and Policies," write call options on stock indices the movements of which generally correlate with those of the respective Funds' portfolio holdings, These transactions, which would be undertaken principally to produce additional income, entail the risk of an imperfect correlation between movements of the index covered by the option and movements in the price of the Fund's portfolio securities.

    FUTURES AND OPTIONS ON FUTURES
    Equity Index Fund, Balanced Fund, Asset Allocation Fund and International Fund may engage in futures transactions and purchase options on futures to the extent specified with under "Investment Objectives and Policies." Depending on the Fund, these transactions may include the purchase of stock index futures and options on stock index futures, and the purchase of interest rate futures and options on interest rate futures. In addition, International Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, or foreign currency.

    A futures contract on a security obligates one party to purchase, and the other to sell, a specified security at a specified price on a date certain in the future. A futures contract on an index obligates the seller to deliver, and entitles the purchaser to receive, an amount of cash equal to a specific dollar amount times the difference between the value of the index at the expiration date of the contract and the index value specified in the contract. The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified exercise price, to sell or to purchase the underlying futures contract at any time during the option period.

    A Fund may use futures contracts and options on futures in an effort to hedge against market risks and, in the case of International Fund, as part of its management of foreign currency transactions. In addition, Equity Index Fund may use stock index futures and options on futures to maintain sufficient liquidity to meet redemption requests, to increase the level of Fund assets devoted to replicating the composition of the S&P 500, and to reduce transaction costs.

    Aggregate initial margin deposits for futures contracts, and premiums paid for related options, may not exceed 5% of a Fund's total assets, and the value of securities that are the subject of such futures and options (both for receipt and delivery) may not exceed 1/3 of the market value of a Fund's total assets. Futures transactions will be limited to the extent necessary to maintain each Fund's qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended.

    Where a Fund is permitted to purchase options on futures, its potential loss is limited to the amount of the premiums paid for the options. As stated above, this amount may not exceed 5% of a Fund's total assets. Where a Fund is permitted to enter into futures contracts obligating it to purchase securities, currency or an index in the future at a specified price, such Fund could lose 100% of its net assets in connection therewith if it engaged extensively in such transactions and if the market value or index value of the subject securities, currency or index at the delivery or settlement date fell to zero for all contracts into which a Fund was permitted to enter. Where a Fund is permitted to enter into futures contracts obligating it to sell securities or currencies (as is the case with respect only to International Fund), its potential losses are unlimited if it does not own the securities or currencies covered by the contracts and it is unable to close out the contracts prior to the settlement date.

    Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

    FIXED INCOME SECURITIES
    The fixed income securities in which Stock Fund, Equity Income Fund, Diversified Growth Fund, Emerging Growth Fund, Regional Equity Fund, Special Equity Fund, Technology Fund, Health Sciences Fund, and Real Estate Securities Fund may invest include securities issued or guaranteed by the United States Government or its agencies or instrumentalities, nonconvertible preferred stocks, nonconvertible corporate debt securities, and short-term obligations of the kinds described above under "-- Cash Items." Investments in nonconvertible preferred stocks and nonconvertible corporate debt securities will be limited to securities which are rated at the time of purchase not less than BBB by Standard & Poor's or Baa by Moody's (or equivalent short-term ratings), or which have been assigned an equivalent rating by another nationally recognized statistical rating organization, or which are of comparable quality in the judgment of the Adviser. Obligations rated BBB, Baa or their equivalent, although investment grade, have speculative characteristics and carry a somewhat higher risk of default than obligations rated in the higher investment grade categories.

    In addition, Equity Income Fund may invest up to 25% of its total assets, and each of the other Funds may invest up to 5% of its net assets, in less than investment grade convertible debt obligations. For a description of such obligations and the risks associated therewith, see "Investment Objectives and Policies -- Equity Income Fund."

    The fixed income securities specified above, as well as the fixed income securities in which Balanced Fund and Asset Allocation Fund may invest as described under "Investment Objectives and Policies," are subject to (i) interest rate risk (the risk that increases in market interest rates will cause declines in the value of debt securities held by a Fund); (ii) credit risk (the risk that the issuers of debt securities held by a Fund default in making required payments); and (iii) call or prepayment risk (the risk that a borrower may exercise the right to prepay a debt obligation before its stated maturity, requiring a Fund to reinvest the prepayment at a lower interest rate).

    FOREIGN SECURITIES

    GENERAL. Under normal market conditions International Fund invests at least 65% of its total assets in equity securities which trade in markets other than the United States. In addition, the other Funds (excluding Equity Index Fund, Asset Allocation Fund, and Regional Equity Fund) may invest lesser proportions of their assets in securities of foreign issuers which are either listed on a United States securities exchange or represented by American Depositary Receipts.

    Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of United States domestic issuers. These risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation, and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Foreign securities also may be subject to greater fluctuations in price than securities issued by United States corporations. The principal markets on which these securities trade may have less volume and liquidity, and may be more volatile, than securities markets in the United States.

    In addition, there may be less publicly available information about a foreign company than about a United States domiciled company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to United States domestic companies. There is also generally less government regulation of securities exchanges, brokers and listed companies abroad than in the United States. Confiscatory taxation or diplomatic developments could also affect investment in those countries. In addition, foreign branches of United States banks, foreign banks and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of United States banks and United States domestic issuers.

    AMERICAN DEPOSITARY RECEIPTS AND EUROPEAN DEPOSITARY RECEIPTS. For many foreign securities, United States dollar-denominated American Depositary Receipts, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. American Depositary Receipts represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. American Depositary Receipts do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in American Depositary Receipts rather than directly in foreign issuers' stock, a Fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for many American Depositary Receipts. The information available for American Depositary Receipts is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. International Fund also may invest in European Depositary Receipts, which are receipts evidencing an arrangement with a European bank similar to that for American Depositary Receipts and which are designed for use in the European securities markets. European Depositary Receipts are not necessarily denominated in the currency of the underlying security.

    Certain American Depositary Receipts and European Depositary Receipts, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of the facilities while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders in respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through voting rights.

    FOREIGN CURRENCY TRANSACTIONS
    International Fund invests in securities which are purchased and sold in foreign currencies. The value of its assets as measured in United States dollars therefore may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. International Fund also will incur costs in converting United States dollars to local currencies, and vice versa.

    International Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date certain at a specified price. These forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers.

    International Fund may enter into forward currency contracts in order to hedge against adverse movements in exchange rates between currencies. It may engage in "transaction hedging" to protect against a change in the foreign currency exchange rate between the date the Fund contracts to purchase or sell a security and the settlement date, or to "lock in" the United States dollar equivalent of a dividend or interest payment made in a foreign currency. It also may engage in "portfolio hedging" to protect against a decline in the value of its portfolio securities as measured in United States dollars which could result from changes in exchange rates between the United States dollar and the foreign currencies in which the portfolio securities are purchased and sold. International Fund also may hedge its foreign currency exchange rate risk by engaging in currency financial futures and options transactions.

    Although a foreign currency hedge may be effective in protecting the Fund from losses resulting from unfavorable changes in exchanges rates between the United States dollar and foreign currencies, it also would limit the gains which might be realized by the Fund from favorable changes in exchange rates. The Sub-Adviser's decision whether to enter into currency hedging transactions will depend in part on its view regarding the direction and amount in which exchange rates are likely to move. The forecasting of movements in exchange rates is extremely difficult, so that it is highly uncertain whether a hedging strategy, if undertaken, would be successful. To the extent that the Sub-Adviser's view regarding future exchange rates proves to have been incorrect, International Fund may realize losses on its foreign currency transactions.

    International Fund does not intend to enter into forward currency contracts or maintain a net exposure in such contracts where it would be obligated to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency.

    MORTGAGE-BACKED SECURITIES
    With respect to the fixed income portion of its portfolio, Balanced Fund may invest in mortgage-backed securities which are Agency Pass-Through Certificates or collateralized mortgage obligations ("CMOs"), as described below.

    Agency Pass-Through Certificates are mortgage pass-through certificates representing undivided interests in pools of residential mortgage loans. Distribution of principal and interest on the mortgage loans underlying an Agency Pass-Through Certificate is an obligation of or guaranteed by Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), or the Federal Home Loan Mortgage Corporation ("FHLMC"). The obligation of GNMA with respect to such certificates is backed by the full faith and credit of the United States, while the obligations of FNMA and FHLMC with respect to such certificates rely solely on the assets and credit of those entities. The mortgage loans underlying GNMA certificates are partially or fully guaranteed by the Federal Housing Administration or the Veterans Administration, while the mortgage loans underlying FNMA certificates and FHLMC certificates are conventional mortgage loans which are, in some cases, insured by private mortgage insurance companies. Agency Pass-Through Certificates may be issued in a single class with respect to a given pool of mortgage loans or in multiple classes.

    CMOs are debt obligations typically issued by a private special-purpose entity and collateralized by residential or commercial mortgage loans or Agency Pass-Through Certificates. Balanced Fund will invest only in CMOs which are rated in one of the four highest rating categories by a nationally recognized statistical rating organization or which are of comparable quality in the judgment of the Adviser. Because CMOs are debt obligations of private entities, payments on CMOs generally are not obligations of or guaranteed by any governmental entity, and their ratings and creditworthiness typically depend, among other factors, on the legal insulation of the issuer and transaction from the consequences of a sponsoring entity's bankruptcy. CMOs generally are issued in multiple classes, with holders of each class entitled to receive specified portions of the principal payments and prepayments and/or of the interest payments on the underlying mortgage loans. These entitlements can be specified in a wide variety of ways, so that the payment characteristics of various classes may differ greatly from one another. Examples of the more common classes are provided in the Statement of Additional Information. The CMOs in which the Fund may invest include classes which are subordinated in right of payment to other classes, as long as they have the required rating referred to above.

    It generally is more difficult to predict the effect of changes in market interest rates on the return on mortgaged-backed securities than to predict the effect of such changes on the return of a conventional fixed-rate debt instrument, and the magnitude of such effects may be greater in some cases. The return on interest-only and principal-only mortgage-backed securities is particularly sensitive to changes in interest rates and prepayment speeds. When interest rates decline and prepayment speeds increase, the holder of an interest-only mortgage-backed security may not even recover its initial investment. Similarly, the return on an inverse floating rate CMO is likely to decline more sharply in periods of increasing interest rates than that of a fixed-rate security. For these reasons, interest-only, principal-only and inverse floating rate mortgage-backed securities generally have greater risk than more conventional classes of mortgage-backed securities. Balanced Fund will not invest more than 10% of its total fixed income assets in interest-only, principal-only or inverse floating rate mortgage backed securities.

    ASSET-BACKED SECURITIES
    With respect to the fixed income portion of its portfolio, Balanced Fund may invest in asset-backed securities. Asset-backed securities generally constitute interests in, or obligations secured by, a pool of receivables other than mortgage loans, such as automobile loans and leases, credit card receivables, home equity loans and trade receivables. Asset-backed securities generally are issued by a private special-purpose entity. Their ratings and creditworthiness typically depend on the legal insulation of the issuer and transaction from the consequences of a sponsoring entity's bankruptcy, as well as on the credit quality of the underlying receivables and the amount and credit quality of any third-party credit enhancement supporting the underlying receivables or the asset-backed securities. Asset-backed securities and their underlying receivables generally are not issued or guaranteed by any governmental entity.

    BANK INSTRUMENTS
    The bank instruments in which Balanced Fund may invest include time and savings deposits, deposit notes and bankers acceptances (including certificates of deposit) in commercial or savings banks. They also include Eurodollar Certificates of Deposit issued by foreign branches of United States or foreign banks; Eurodollar Time Deposits, which are United States dollar-denominated deposits in foreign branches of United States or foreign banks; and Yankee Certificates of Deposit, which are United States dollar-denominated certificates of deposit issued by United States branches of foreign banks and held in the United States. For a description of certain risks of investing in foreign issuers' securities, see "-- Foreign Securities" above. In each instance, Balanced Fund may only invest in bank instruments issued by an institution which has capital, surplus and undivided profits of more than $100 million or the deposits of which are insured by the Bank Insurance Fund or the Savings Association Insurance Fund.

    PORTFOLIO TRANSACTIONS
    Portfolio transactions in the over-the-counter market will be effected with market makers or issuers, unless better overall price and execution are available through a brokerage transaction. It is anticipated that most portfolio transactions involving debt securities will be executed on a principal basis. Also, with respect to the placement of portfolio transactions with securities firms, subject to the overall policy to seek to place portfolio transactions as efficiently as possible and at the best price, research services and placement of orders by securities firms for a Fund's shares may be taken into account as a factor in placing portfolio transactions for the Fund.

    PORTFOLIO TURNOVER
    Although the Funds do not intend generally to trade for short-term profits, they may dispose of a security without regard to the time it has been held when such action appears advisable to the Adviser or, in the case of International Fund, the Sub-Adviser. The portfolio turnover rate for a Fund may vary from year to year and may be affected by cash requirements for redemptions of shares. High portfolio turnover rates generally would result in higher transaction costs and could result in additional tax consequences to a Fund's shareholders.

    INVESTMENT RESTRICTIONS
    The fundamental and nonfundamental investment restrictions of the Funds are set forth in full in the Statement of Additional Information. The fundamental restrictions include the following:

    * None of the Funds will borrow money, except from banks for temporary or emergency purposes. The amount of such borrowing may not exceed 10% of the borrowing Fund's total assets, except for Asset Allocation Fund, which may borrow in amounts not to exceed 33-1/3% of its total assets. None of the Funds will borrow money for leverage purposes. For the purpose of this investment restriction, the use of options and futures transactions and the purchase of securities on a when-issued or delayed-delivery basis shall not be deemed the borrowing of money. If a Fund engages in borrowing, its share price may be subject to greater fluctuation, and the interest expense associated with the borrowing may reduce the Fund's net income.

    * None of the Funds will mortgage, pledge or hypothecate its assets, except in an amount not exceeding 15% of the value of its total assets to secure temporary or emergency borrowing.

    *   None of the Funds will make short sales of securities.

    * None of the Funds will purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions and except, in the case of Emerging Growth Fund, Technology Fund, and International Fund as may be necessary to make margin payments in connection with foreign currency futures and other derivative transactions.

    A fundamental policy or restriction, including those stated above, cannot be changed without an affirmative vote of the holders of a "majority" of the outstanding shares of the applicable Fund, as defined in the 1940 Act.

    As a nonfundamental policy, none of the Funds will invest more than 15% of its net assets in all forms of illiquid investments, as determined pursuant to applicable Securities and Exchange Commission rules and interpretations.
    Section 4(2) commercial paper and Rule 144A securities may be determined to be "liquid" under guidelines adopted by the Board of Directors. Investing in Rule 144A securities could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

    INFORMATION CONCERNING COMPENSATION PAID TO FIRST TRUST NATIONAL
    ASSOCIATION AND ITS AFFILIATES
    First Trust National Association ("First Trust") may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 ("ERISA") which invest in the Fund. This section sets forth information concerning compensation that First Trust and its affiliates may receive from the Fund.

    First Trust, as custodian for the assets of the Funds, receives the custodian fees specified herein under the caption "Management -- Custodian."

    First Bank National Association, which is under common ownership with First Trust, acts as investment adviser to the Funds and receives the advisory fees specified herein under the caption "Management -- Investment Adviser."

    First Trust and its affiliates may receive shareholder servicing fees in the amounts specified herein under the caption "Distributor." First Trust also may act as securities lending agent in connection with the Funds' securities lending transactions and receive as compensation for such services, fees equal to 40% of the Funds' income from such securities lending transactions.




FIRST AMERICAN INVESTMENT FUNDS, INC.
Oaks, Pennsylvania 19456

INVESTMENT ADVISER
FIRST BANK NATIONAL ASSOCIATION
601 Second Avenue South
Minneapolis, Minnesota 55402

CUSTODIAN
FIRST TRUST NATIONAL ASSOCIATION
180 East Fifth Street
St. Paul, Minnesota 55101

DISTRIBUTOR
SEI FINANCIAL SERVICES COMPANY
Oaks, Pennsylvania 19456

ADMINISTRATOR
SEI FINANCIAL MANAGEMENT
CORPORATION
Oaks, Pennsylvania 19456

TRANSFER AGENT
DST SYSTEMS, INC.
1004 Baltimore
Kansas City, Missouri 64105

INDEPENDENT AUDITORS
KPMG PEAT MARWICK LLP
90 South Seventh Street
Minneapolis, Minnesota 55402

COUNSEL
DORSEY & WHITNEY LLP
220 South Sixth Street
Minneapolis, Minnesota 55402




FAIF-1003(1/97) R



FIRST AMERICAN INVESTMENT FUNDS, INC.

EQUITY FUNDS
INSTITUTIONAL CLASS

Stock Fund                                                  Regional Equity Fund
Equity Index Fund                                            Special Equity Fund
Balanced Fund                                                    Technology Fund
Asset Allocation Fund                                       Health Sciences Fund
Equity Income Fund                                   Real Estate Securities Fund
Diversified Growth Fund                                       International Fund
Emerging Growth Fund

                                   PROSPECTUS

                                                                JANUARY 31, 1997

[LOGO] FIRST AMERICAN FUNDS
       THE POWER OF DISCIPLINED INVESTING



TABLE OF CONTENTS

                                      PAGE

SUMMARY                                 4
FEES AND EXPENSES                       8
Class C Share Fees and Expenses         8
Information Concerning Fees and
Expenses                               10
FINANCIAL HIGHLIGHTS                   12
THE FUNDS                              16
INVESTMENT OBJECTIVES AND POLICIES     16
Stock Fund                             17
Equity Index Fund                      18
Balanced Fund                          19
Asset Allocation Fund                  20
Equity Income Fund                     21
Diversified Growth Fund                23
Emerging Growth Fund                   24
Regional Equity Fund                   25
Special Equity Fund                    26
Technology Fund                        27
Health Sciences Fund                   28
Real Estate Securities Fund            29
International Fund                     31
Risks to Consider                      32
MANAGEMENT                             33
Investment Adviser                     33
Sub-Adviser to International Fund      34
Portfolio Managers                     35
Custodian                              37
Administrator                          38
Transfer Agent                         38
DISTRIBUTOR                            38
PURCHASES AND REDEMPTIONS OF SHARES    39
Share Purchases and Redemptions        39
What Shares Cost                       39
Exchanging Securities for Fund Shares  41
Certificates and Confirmations         41
Dividends and Distributions            41
Exchange Privilege                     41
FEDERAL INCOME TAXES                   42
FUND SHARES                            43
CALCULATION OF PERFORMANCE DATA        44
SPECIAL INVESTMENT METHODS             45
Cash Items                             45
Repurchase Agreements                  45
When-Issued and Delayed-Delivery
Transactions                           46
Lending of Portfolio Securities        46
Options Transactions                   46
Futures and Options on Futures         48
Fixed Income Securities                49
Foreign Securities                     50
Foreign Currency Transactions          51
Mortgage-Backed Securities             52
Asset-Backed Securities                53
Bank Instruments                       53
Portfolio Transactions                 54
Portfolio Turnover                     54
Investment Restrictions                54
Information Concerning
Compensation Paid to First Trust
National Association and Its
Affiliates                             55





FIRST AMERICAN INVESTMENT FUNDS, INC.
Oaks, Pennsylvania 19456

INSTITUTIONAL CLASS PROSPECTUS

    The shares described in this Prospectus represent interests in First American Investment Funds, Inc., which consists of mutual funds with several different investment portfolios and objectives. This Prospectus relates to the Class C Shares of the following funds (the "Funds"):


*  STOCK FUND                       *  REGIONAL EQUITY FUND
*  EQUITY INDEX FUND                *  SPECIAL EQUITY FUND
*  BALANCED FUND                    *  TECHNOLOGY FUND
*  ASSET ALLOCATION FUND            *  HEALTH SCIENCES FUND
*  EQUITY INCOME FUND               *  REAL ESTATE SECURITIES FUND
*  DIVERSIFIED GROWTH FUND          *  INTERNATIONAL FUND
*  EMERGING GROWTH FUND



    Class C Shares of the Funds are offered through banks and certain other institutions for the investment of their own funds and funds for which they act in a fiduciary, agency or custodial capacity.

    SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, INCLUDING FIRST BANK NATIONAL ASSOCIATION AND ANY OF ITS AFFILIATES, NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, DUE TO FLUCTUATIONS IN EACH FUND'S NET ASSET VALUE.

    This Prospectus concisely sets forth information about the Funds that a prospective investor should know before investing. It should be read and retained for future reference.

    A Statement of Additional Information dated January 31, 1997 for the Funds has been filed with the Securities and Exchange Commission and is incorporated in its entirety by reference in this Prospectus. To obtain copies of the Statement of Additional Information at no charge, or to obtain other information or make inquiries about the Funds, call (800) 637-2548 or write SEI Financial Services Company, Oaks, Pennsylvania 19456.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The date of this Prospectus is January 31, 1997.


SUMMARY

    First American Investment Funds, Inc. ("FAIF") is an open-end investment company which offers shares in several different mutual funds. This Prospectus provides information with respect to the Class C Shares of the following funds (the "Funds"):

    STOCK FUND has a primary objective of capital appreciation and a secondary objective to provide current income. Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks diversified among a broad range of industries and among companies that have a market capitalization of at least $500 million. In selecting equity securities, the Fund's adviser employs a value-based selection discipline.

    EQUITY INDEX FUND has an objective of providing investment results that correspond to the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"). The Fund invests substantially in common stocks included in the S&P 500. The Fund's adviser believes that its objective can best be achieved by investing in the common stocks of approximately 250 to 500 of the issues included in the S&P 500.

    BALANCED FUND has an objective of maximizing total return (capital appreciation plus income). The Fund seeks to achieve its objective by investing in a balanced portfolio of equity securities and fixed income securities. Over the long term, it is anticipated that the Fund's asset mix will average approximately 60% equity securities and 40% fixed income securities, with the asset mix normally ranging between 40% and 75% equity securities, between 25% and 60% fixed income securities, and between 0% and 25% money market instruments.

    ASSET ALLOCATION FUND has an objective of maximizing total return over the long term by allocating its assets principally among common stocks, bonds, and short-term instruments. There are no limitations on the proportions in which the Fund's adviser may allocate the Fund's investments among these three classes of assets, and the Fund may at times be fully invested in a single asset class if the adviser believes that it offers the most favorable total return outlook.

    EQUITY INCOME FUND has an objective of long-term growth of capital and income. Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of issuers believed by the Fund's adviser to be characterized by sound management, the ability to finance expected growth and the ability to pay above average dividends.

    DIVERSIFIED GROWTH FUND has a primary objective of long-term growth of capital and a secondary objective to provide current income. Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of a diverse group of companies that will provide representation across all economic sectors included in the S&P 500. The adviser may overweight the Fund's portfolio holdings in sectors that it believes provide above average total return potential.

    EMERGING GROWTH FUND has an objective of growth of capital. Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of small-capitalization companies that exhibit, in the adviser's opinion, outstanding potential for superior growth. Companies that participate in sectors that are identified by the adviser as having long-term growth potential generally are expected to make up a substantial portion of the Fund's holdings.

    REGIONAL EQUITY FUND has an objective of capital appreciation. The Fund seeks to achieve its objective by investing, in normal market conditions, at least 65% of its total assets in equity securities of small-capitalization companies headquartered in Minnesota, North and South Dakota, Montana, Wisconsin, Michigan, Iowa, Nebraska, Colorado and Illinois. The Fund invests in the securities of rapidly growing companies within this size category and geographic area.

    SPECIAL EQUITY FUND has an objective of capital appreciation. Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of mid-capitalization companies. The Fund's policy is to invest in equity securities which the Fund's adviser believes offer the potential for greater than average capital appreciation. The adviser believes that this policy can best be achieved by investing in the equity securities of companies where fundamental changes are occurring, are likely to occur, or have occurred and where, in the opinion of the adviser, the changes have not been adequately reflected in the price of the securities.

    TECHNOLOGY FUND has an objective of long-term growth of capital. Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of companies which the Fund's adviser believes have, or will develop, products, processes or services that will provide or will benefit significantly from technological advances and improvements.

    HEALTH SCIENCES FUND has an objective of long-term growth of capital. Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of companies which the Fund's adviser considers to be principally engaged in the development, production or distribution of products or services connected with health care or medicine.

    REAL ESTATE SECURITIES FUND has an objective of providing above average current income and long-term capital appreciation by investing primarily in equity securities of real estate companies. Under normal market conditions, the Fund invests at least 65% of its total assets in income producing equity securities of publicly traded companies principally engaged in the real estate industry. A majority of the Fund's total assets will be invested in securities of real estate investment trusts ("REITs"), with an expected emphasis on equity REITs.

    INTERNATIONAL FUND has an objective of long-term growth of capital. Under normal market conditions, the Fund invests at least 65% of its total assets in an internationally diversified portfolio of equity securities which trade in markets other than the United States. Investments are expected to be made primarily in developed markets and larger capitalization companies. However, the Fund also may invest in emerging markets where smaller capitalization companies are the norm.

    INVESTMENT ADVISER AND SUB-ADVISER First Bank National Association (the "Adviser") serves as investment adviser to each of the Funds. Marvin & Palmer Associates, Inc. (the "Sub-Adviser") serves as sub-adviser to International Fund. See "Management."

    DISTRIBUTOR; ADMINISTRATOR SEI Financial Services Company (the "Distributor") serves as the distributor of the Funds' shares. SEI Financial Management Corporation (the "Administrator") serves as the administrator of the Funds. See "Management" and "Distributor."

    ELIGIBLE INVESTORS; OFFERING PRICES Class C Shares are offered through banks and certain other institutions for the investment of their own funds and funds for which they act in a fiduciary, agency or custodial capacity. Class C Shares are sold at net asset value without any front-end or deferred sales charges. See "Purchases and Redemptions of Shares."

    EXCHANGES Class C Shares of any Fund may be exchanged for Class C Shares of other funds in the First American family at the shares' respective net asset values with no additional charge. See "Purchases and Redemptions of Shares -- Exchange Privilege."

    REDEMPTIONS Shares of each Fund may be redeemed at any time at their net asset value next determined after receipt of a redemption request by the Funds' transfer agent, with no additional charge. See "Purchases and Redemptions of Shares."

    RISKS TO CONSIDER Each of the Funds is subject to the risk of generally adverse equity markets. Investors also should recognize that market prices of equity securities generally, and of particular companies' equity securities, frequently are subject to greater volatility than prices of fixed income securities.

    Because each of the Funds other than Equity Index Fund is actively managed to a greater or lesser degree, their performance will reflect in part the ability of the Adviser or Sub-Adviser to select securities which are suited to achieving their investment objectives. Due to their active management, these Funds could underperform other mutual funds with similar investment objectives or the market generally.

    In addition, (i) certain of the Funds are subject to risks associated with investing in small-capitalization companies; (ii) Regional Equity Fund is subject to risks associated with concentrating its investments in a single geographic region; (iii) Technology Fund, Health Sciences Fund and Real Estate Securities Fund are subject to risks associated with concentrating their investments in a single or related economic sectors; (iv) Real Estate Securities Fund is subject to risks associated with direct investments in REITs; (v) International Fund is subject to risks associated with investing in foreign securities and to currency risk; (vi) Equity Income Fund may invest a significant portion of its assets in less than investment grade convertible debt obligations; (vii) certain Funds other than International Fund may invest specified portions of their assets in securities of foreign issuers which are listed on a United States stock exchange or represented by American Depository Receipts or, in the case of Balanced Fund, are debt obligations of foreign issuers denominated in United States dollars; and
    (viii) certain Funds may invest (but not for speculative purposes) in stock index futures contracts, options on stock indices, options on stock index futures, index participation contracts based on the S&P 500, and/or exchange traded put and call options on interest rate futures contracts and on interest rate indices. See "Investment Objectives and Policies" and "Special Investment Methods."

    SHAREHOLDER INQUIRIES Any questions or communications regarding the Funds or a shareholder account should be directed to the Distributor by calling (800) 637-2548, or to the financial institution which holds shares on an investor's behalf.

FEES AND EXPENSES INSTITUTIONAL CLASSES

CLASS C SHARE FEES AND EXPENSES

                                                                                         EQUITY                   ASSET
                                                                              STOCK       INDEX      BALANCED  ALLOCATION
                                                                               FUND       FUND         FUND       FUND
SHAREHOLDER TRANSACTION EXPENSES
Maximum sales load imposed on purchases                                        None        None         None       None
Maximum sales load imposed on
reinvested dividends                                                           None        None         None       None
Deferred sales load                                                            None        None         None       None
Redemption fees                                                                None        None         None       None
Exchange fees                                                                  None        None         None       None
Annual Fund Operating Expenses (as a percentage of average net assets)
Investment advisory fees
(after voluntary fee waivers and reimbursements)(1)                            0.62%       0.16%        0.61%      0.47%
Rule 12b-1 fees                                                                None        None         None       None
Other expenses (after voluntary fee waivers)(1)                                0.18%       0.19%        0.19%      0.33%
Total fund operating expenses
(after voluntary fee waivers
and reimbursements)(1)                                                         0.80%       0.35%        0.80%      0.80%
EXAMPLE(2)
You would pay the following expenses on a $1,000 investment, assuming (i) a 5% annual return, and (ii) redemption at the end of each time period:
1 year                                                                        $   8       $   4        $   8      $   8
3 years                                                                       $  26       $  11        $  26      $  26
5 years                                                                       $  44       $  20        $  44      $  44
10 years                                                                      $  99       $  44        $  99      $  99

(1) The Adviser and the Administrator intend to waive a portion of their fees and/or reimburse expenses on a voluntary basis, and the amounts shown reflect these waivers and reimbursements as of the date of this Prospectus. Each of these persons intends to maintain such waivers and reimbursements in effect for the current fiscal year but reserves the right to discontinue such waivers and reimbursements at any time in its sole discretion. Absent any fee waivers, investment advisory fees as an annualized percentage of average daily net assets would be 0.70% for each Fund except International Fund, as to which they would be 1.25%; and total fund operating expenses calculated on such basis would be 0.88%% for Stock Fund, 0.90% for Equity Index Fund, 0.89% for Balanced Fund, 1.03% for Asset Allocation Fund, 0.95% for Equity Income Fund, 0.92% for Diversified Growth Fund, 0.96% for Emerging Growth Fund, 0.90% for Regional Equity Fund, 0.88% for Special Equity Fund, 1.01% for Technology Fund, 1.87% for Health Sciences Fund, 1.51% for Real Estate Securities Fund, and 1.72% for International Fund. Other expenses includes an administration fee.


(wide table continued)

              EQUITY                                                   SPECIAL
              INCOME      DIVERSIFIED      EMERGING      REGIONAL       EQUITY
               FUND       GROWTH FUND     GROWTH FUND   EQUITY FUND      FUND
                None          None            None          None        None
                None          None            None          None        None
                None          None            None          None        None
                None          None            None          None        None
                None          None            None          None        None
                0.50%         0.57%           0.63%         0.68%       0.70%
                None          None            None          None        None
                0.25%         0.23%           0.27%         0.20%       0.18%

                0.75%         0.80%           0.90%         0.88%       0.88%

               $   8         $   8           $   9         $   9        $   9
               $  24         $  26           $  29         $  28        $  28
               $  42         $  44           $  50         $  49        $  49
               $  93         $  99           $ 111         $ 108        $ 108


(wide table continued)


                                HEALTH
              TECHNOLOGY       SCIENCES       REAL ESTATE       INTERNATIONAL
                 FUND            FUND       SECURITIES FUND         FUND
                  None          None           None                 None
                  None          None           None                 None
                  None          None           None                 None
                  None          None           None                 None
                  None          None           None                 None

                  0.59%         0.00%          0.00%                1.25%
                  None          None           None                 None
                  0.31%         0.90%          0.80%                0.47%

                  0.90%         0.90%          0.80%                1.72%

                 $   9         $   9          $   8                $  17
                 $  29         $  29          $  26                $  54
                 $  50         $  50          $  44                $  93
                 $ 111         $ 111          $  99                $ 203

(2) Absent the fee waivers and reimbursements referred to in (1) above, the dollar amounts for the 1, 3, 5 and 10-year periods would be as follows:
    Stock Fund, $9, $28, $49 and $108; Equity Index Fund, $9, $29, $50 and $111;
    Balanced Fund, $9, $28, $49 and $110; Asset Allocation Fund, $11, $33, $57 and $126; Equity Income Fund, $10, $30, $53 and $117; Diversified Growth Fund, $9, $29, $51 and $113; Emerging Growth Fund, $10, $31, $53 and $118;
    Regional Equity Fund, $9, $29, $50 and $111; Special Equity Fund, $9, $28, $49 and $108; Technology Fund, $10, $32, $56 and $124; Health Sciences Fund, $19, $59, $101 and $219; Real Estate Securities Fund, $15, $48, $82 and $180; and International Fund, $17, $54, $93 and $203.

INFORMATION CONCERNING FEES AND EXPENSES

    The purpose of the preceding tables is to assist the investor in understanding the various costs and expenses that an investor in a Fund may bear directly or indirectly. THE EXAMPLES CONTAINED IN THE TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The information set forth in the foregoing tables and examples relates only to the Class C Shares of the Funds. The Funds also offer Class A and Class B Shares which are subject to the same expenses and, in addition, to a front-end or contingent deferred sales load and certain distribution and/or shareholder servicing expenses.

    The examples in the above tables are based on projected annual Fund operating expenses after voluntary fee waivers and expense reimbursements by the Adviser and the Administrator. Although these persons intend to maintain such waivers in effect for the current fiscal year, any such waivers are voluntary and may be discontinued at any time. Prior to fee waivers, investment advisory fees accrue at the annual rate as a percentage of average daily net assets of 0.70% for each of the Funds except International Fund, as to which they are 1.25%.

    Other expenses include fees paid by each Fund to the Administrator for providing various services necessary to operate the Funds. These include shareholder servicing and certain accounting and other services. The Administrator provides these services for a fee calculated at an annual rate of 0.12% of average daily net assets of each Fund subject to a minimum of $50,000 per Fund per fiscal year; provided, that to the extent that the aggregate net assets of all First American funds exceed $8 billion, the percentage stated above is reduced to 0.105%. Other expenses of the Funds also includes the cost of maintaining shareholder records, furnishing shareholder statements and reports, and other services. Investment advisory fees, administrative fees and other expenses are reflected in the Funds' daily dividends and are not charged to individual shareholder accounts.

                 (This page has been left blank intentionally.)


FINANCIAL HIGHLIGHTS

    The following audited financial highlights should be read in conjunction with the Funds' financial statements, the related notes thereto and the independent auditors' report of KPMG Peat Marwick LLP appearing in FAIF's annual report to shareholders for the year ended September 30, 1996. Further information about the Funds' performance is contained in such annual report to shareholders, which may be obtained without charge by calling (800) 637-2548 or by writing SEI Financial Services Company, Oaks, Pennsylvania 19456.

    For the periods ended September 30,
    For a share outstanding throughout the period

                                                        REALIZED AND
                                                         UNREALIZED      DIVIDENDS
                        NET ASSET VALUE       NET         GAINS OR       FROM NET
                         BEGINNING OF     INVESTMENT     (LOSSES) ON    INVESTMENT
                            PERIOD          INCOME       INVESTMENTS      INCOME
STOCK FUND
Class C
1996                        $19.56           $0.42         $ 4.09         $(0.42)
1995                         16.50            0.36           3.64          (0.35)
1994(1)                      16.47            0.25           0.03          (0.25)
EQUITY INDEX FUND
Class C
1996                        $13.34           $0.31         $ 2.31         $(0.31)
1995                         10.67            0.28           2.75          (0.27)
1994(2)                      10.85            0.20          (0.18)         (0.20)
BALANCED FUND
Class C
1996                        $12.13           $0.42         $ 1.43         $(0.42)
1995                         10.54            0.40           1.73          (0.39)
1994(2)                      10.86            0.25          (0.32)         (0.25)
ASSET ALLOCATION FUND
Class C
1996                        $11.72           $0.37         $ 1.03         $(0.37)
1995                         10.38            0.38           1.58          (0.37)
1994(2)                      10.68            0.20          (0.30)         (0.20)

+Returns are for the period indicated and have not been annualized.

(A) Beginning in 1996, average commission rate paid per share is disclosed for all applicable securities purchases and sales subject to commissions. The comparability of this information may be affected by the fact that commission rates vary significantly among foreign countries.

(B) Represents a distribution in excess of net investment income due to the tax treatment of foreign currency related transactions.

(1) This class of shares has been offered since February 4, 1994 (the Fund itself having commenced operations on December 22, 1987). All ratios for the period have been annualized.

(2) This class of shares has been offered since February 4. 1994 (the Fund itself having commenced operations on December 14, 1992). All ratios for the period have been annualized.

(3) This class of shares has been offered since August 2, 1994 (the Fund itself having commenced operations on December 18, 1992). All ratios for the period have been annualized.

(4) Commenced operations on April 4, 1994. All ratios for the period have been annualized.

(5) Commenced operations on January 31, 1996. All ratios for the period have been annualized.

(6) Commenced operations on June 30, 1995. All ratios for the period have been annualized.


(wide table continued)

                DISTRIBUTIONS     NET ASSET                     NET ASSETS END
                FROM CAPITAL      VALUE END                       OF PERIOD
                    GAINS         OF PERIOD     TOTAL RETURN        (000)
                   $(1.05)         $22.60          24.32%          $471,206
                    (0.59)          19.56          25.50            312,559
                       --           16.50           1.70+           154,949

                   $(0.18)         $15.47          19.98%          $348,539
                    (0.09)          13.34          29.17            218,932
                       --           10.67           0.18+           163,688

                   $(0.41)         $13.15          15.89%          $332,786
                    (0.15)          12.13          20.89            192,145
                       --           10.54          (0.64)+          125,285

                   $(0.41)         $12.34          12.37%          $ 54,781
                    (0.25)          11.72          19.75             43,210
                       --           10.38          (0.90)+           47,227


(wide table continued)


                                                 RATIO OF
                               RATIO OF NET     EXPENSES TO
                 RATIO OF       INVESTMENT      AVERAGE NET
                EXPENSES TO      INCOME TO        ASSETS                          AVERAGE
                AVERAGE NET     AVERAGE NET     (EXCLUDING       PORTFOLIO      COMMISSION
                  ASSETS          ASSETS         WAIVERS)      TURNOVER RATE     RATE (A)
                   0.80%           1.90%           0.88%             40%          $0.0653
                   0.79            2.10            0.94              52                --
                   0.75            2.28            1.01              65                --

                   0.35%           2.14%           0.90%             10%          $0.0377
                   0.35            2.41            0.95               9                --
                   0.35            2.59            1.03              11                --

                   0.80%           3.31%           0.89%             73%          $0.0619
                   0.79            3.61            0.94              77                --
                   0.75            3.51            1.05              98                --

                   0.80%           3.08%           1.03%             57%          $0.0409
                   0.79            3.53            1.01              87                --
                   0.75            2.91            1.12              32                --


     For the periods ended September 30,
     For a share outstanding throughout the period

                                                           REALIZED AND
                                                            UNREALIZED      DIVIDENDS
                           NET ASSET VALUE       NET         GAINS OR        FROM NET      DISTRIBUTIONS
                            BEGINNING OF     INVESTMENT     (LOSSES) ON     INVESTMENT     FROM CAPITAL
                               PERIOD          INCOME       INVESTMENTS       INCOME           GAINS
EQUITY INCOME FUND
Class C
1996                           $11.24          $ 0.42         $ 1.43          $(0.42)         $(0.01)
1995                             9.89            0.41           1.35           (0.41)             --
1994(3)                          9.90            0.07          (0.03)          (0.05)             --
DIVERSIFIED GROWTH FUND
Class C
1996                           $11.78          $ 0.18         $ 1.88          $(0.18)         $   --
1995                             9.10            0.17           2.67           (0.16)             --
1994(3)                          8.92            0.03           0.18           (0.03)             --
EMERGING GROWTH FUND
Class C
1996                           $13.41          $(0.03)        $ 1.77          $(0.01)         $(0.35)
1995                            10.56            0.03           2.99           (0.02)          (0.15)
1994(4)                         10.00            0.01           0.56           (0.01)             --
REGIONAL EQUITY FUND
Class C
1996                           $17.13          $ 0.09         $ 1.70          $(0.06)         $(1.11)
1995                            12.52            0.11           4.90           (0.08)          (0.32)
1994(2)                         12.41            0.07           0.11           (0.07)             --
SPECIAL EQUITY FUND
Class C
1996                           $17.89          $ 0.25         $ 3.95          $(0.24)         $(1.42)
1995                            17.30            0.38           1.61           (0.38)          (1.02)
1994(1)                         16.34            0.22           0.96           (0.22)             --
TECHNOLOGY FUND
Class C
1996                           $18.24          $(0.04)        $ 2.98          $   --          $(1.89)
1995                            11.19           (0.03)          7.31              --           (0.23)
1994(4)                         10.00           (0.01)          1.20              --              --
HEALTH SCIENCES FUND
Class C
1996 (5)                       $10.00          $ 0.03         $(0.15)         $(0.01)         $   --
REAL ESTATE SECURITIES FUND
Class C
1996                           $10.37          $ 0.57         $ 1.29          $(0.53)         $   --
1995(6)                         10.00            0.13           0.39           (0.11)             --
INTERNATIONAL FUND
Class C
1996                           $10.30          $(0.01)        $ 0.22          $(0.20)(B)      $   --
1995                            10.22            0.01           0.07              --              --
1994(4)                         10.00           (0.01)          0.23              --              --


(wide table continued)

                                                                                  RATIO OF
               DISTRIBUTIONS     NET ASSET                     NET ASSETS END    EXPENSES TO
              FROM RETURN OF     VALUE END                       OF PERIOD       AVERAGE NET
                  CAPITAL        OF PERIOD     TOTAL RETURN        (000)           ASSETS
                  $   --          $12.66          16.79%          $ 64,590          0.75%
                      --           11.24          18.24             52,126          0.75
                      --            9.89           0.45+            17,489          0.75

                  $   --          $13.66          17.58%          $255,900          0.79%
                      --           11.78          31.57            132,854          0.75
                      --            9.10           2.36+            31,875          0.75

                  $   --          $14.79          13.39%          $ 73,025          0.89%
                      --           13.41          29.16             41,716          0.84
                      --           10.56           5.68+             6,849          0.80

                  $   --          $17.75          11.27%          $259,138          0.88%
                      --           17.13          41.40            188,583          0.84
                      --           12.52           1.46+            96,045          0.80

                  $   --          $20.43          25.61%          $247,828          0.88%
                      --           17.89          12.84            201,786          0.88
                      --           17.30           7.31+           128,806          0.79

                  $   --          $19.29          18.85%          $ 64,602          0.90%
                      --           18.24          66.22             29,272          0.88
                      --           11.19          11.90%+            6,491          0.80

                  $   --          $ 9.87          (1.20)%+        $ 12,485          0.90%

                  $(0.17)         $11.53          18.53%          $ 17,895          0.80%
                   (0.04)          10.37           5.19+             5,756          0.80

                  $   --          $10.31          2.11%           $135,238          1.72%
                      --           10.30           0.78             94,400          1.74
                      --           10.22          2.20+             47,963          1.75


(wide table continued)


                                  RATIO OF
               RATIO OF NET      EXPENSES TO
                INVESTMENT       AVERAGE NET
               INCOME (LOSS)       ASSETS       PORTFOLIO      AVERAGE
              TO AVERAGE NET     (EXCLUDING      TURNOVER    COMMISSION
                  ASSETS          WAIVERS)         RATE       RATE (A)
                    3.50%           0.95%           23%        $0.0700
                    4.11            1.06            23              --
                    5.61            1.14           108              --

                    1.39%           0.92%           21%        $0.0593
                    1.69            1.01            28              --
                    2.37            1.08           101              --

                   (0.24)%          0.96%           39%        $0.0700
                    0.20            1.19            51              --
                    0.23            2.59            19              --

                    0.49%           0.90%           36%        $0.0697
                    0.78            0.95            42              --
                    0.82            1.05            41              --

                    1.35%           0.88%          143%        $0.0673
                    2.30            0.95            72              --
                    1.93            1.03           116              --

                   (0.60)%          1.01%          119%        $0.0700
                   (0.35)           1.30            74              --
                   (0.21)           3.12            43              --

                    0.43%           1.87%           19%        $0.0700

                    5.13%           1.51%            8%        $0.0704
                    6.01            2.34             0              --

                   (0.06)%          1.72%          100%        $0.0345
                    0.12            1.81            57              --
                   (0.19)           2.05            16              --

THE FUNDS

    FAIF is an open-end management investment company which offers shares in several different mutual funds (collectively, the "FAIF Funds"), each of which evidences an interest in a separate and distinct investment portfolio. Shareholders may purchase shares in each FAIF Fund through three separate classes (Class A, Class B and Class C) which provide for variations in distribution costs, shareholder servicing fees, voting rights and dividends. Except for these differences among classes, each share of each FAIF Fund represents an undivided proportionate interest in that fund. FAIF is incorporated under the laws of the State of Maryland, and its principal offices are located at Oaks, Pennsylvania 19456.

    This Prospectus relates only to the Class C Shares of the Funds named on the cover hereof. Information regarding the Class A and Class B Shares of these Funds and regarding the Class A, Class B and Class C Shares of the other FAIF Funds is contained in separate prospectuses that may be obtained from FAIF's Distributor, SEI Financial Services Company, Oaks, Pennsylvania 19456, or by calling (800) 637-2548. The Board of Directors of FAIF may authorize additional series or classes of common stock in the future.

INVESTMENT OBJECTIVES AND POLICIES

    This section describes the investment objectives and policies of the Funds. There is no assurance that any of these objectives will be achieved. The Funds' investment objectives are not fundamental and therefore may be changed without a vote of shareholders. Such changes could result in a Fund having investment objectives different from those which shareholders considered appropriate at the time of their investment in a Fund. Shareholders will receive written notification at least 30 days prior to any change in a Fund's investment objectives. Each of the Funds except Technology Fund, Health Sciences Fund, and Real Estate Securities Fund is a diversified investment company, as defined in the Investment Company Act of 1940 (the "1940 Act"). Technology Fund, Health Sciences Fund, and Real Estate Securities Fund are non-diversified companies under the 1940 Act.

    If a percentage limitation on investments by a Fund stated below or in the Statement of Additional Information is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in asset values will not be deemed to violate the limitation except in the case of the limitation on illiquid investments. Similarly, if the Fund is required or permitted to invest a stated percentage of its assets in companies with no more or no less than a stated market capitalization, deviations from the stated percentages which result from changes in companies' market capitalizations after the Fund purchases their shares will not be deemed to violate the limitation. A Fund which is limited to investing in securities with specified ratings is not required to sell a security if its rating is reduced or discontinued after purchase, but the Fund may consider doing so. However, except in the case of Equity Income Fund, in no event will more than 5% of any Fund's net assets be invested in non-investment grade securities. Descriptions of the rating categories of Standard & Poor's Corporation ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's") are contained in the Statement of Additional Information.

    When the term "equity securities" is used in this Prospectus, it refers to common stock and securities which are convertible into or exchangeable for, or which carry warrants or other rights to acquire, common stock.

    This section also contains information concerning certain investment risks borne by Fund shareholders under the heading "-- Risks to Consider." Further information concerning the securities in which the Funds may invest and related matters is set forth under "Special Investment Methods."

    STOCK FUND

    OBJECTIVES. Stock Fund has a primary objective of capital appreciation. A secondary objective of the Fund is to provide current income.

    INVESTMENT POLICIES. Under normal market conditions, Stock Fund invests at least 65% of its total assets in common stocks diversified among a broad range of industries and among companies that have a market capitalization of at least $500 million. In selecting equity securities, the Adviser employs a value-based selection discipline. The Adviser anticipates investing in equity securities of companies it believes are selling at less than fair value and offer the potential for appreciation as a result of improved profitability reflecting corporate restructuring or elimination of unprofitable operations, change in management or management goals, or improving demand for the companies' goods or services.

    The Fund also may invest up to 35% of its total assets in the aggregate in equity securities of issuers with a market capitalization of less than $500 million and in fixed income securities of the kinds described under "Special Investment Methods -- Fixed Income Securities."

    Subject to the limitations stated above, the Fund may invest up to 25% of its total assets in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. For information about these kinds of investments and certain associated risks, see "Special Investment Methods -- Foreign Securities."

    In addition, the Fund may (i) enter into repurchase agreements; (ii) in order to attempt to reduce risk, purchase put and call options on equity securities and on stock indices; (iii) write covered call options covering up to 25% of the equity securities owned by the Fund and write call options on stock indices related to such equity securities; (iv) purchase securities on a when-issued or delayed-delivery basis; and (v) engage in the lending of portfolio securities. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."

    For temporary defensive purposes during times of unusual market conditions, the Fund may without limitation hold cash or invest in cash items of the kinds described under "Special Investment Methods -- Cash Items." The Fund also may invest not more than 35% of its total assets in cash and cash items in order to utilize assets awaiting normal investment.

    EQUITY INDEX FUND

    OBJECTIVE. Equity Index Fund has an objective of providing investment results that correspond to the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500").

    INVESTMENT POLICIES. Equity Index Fund invests substantially (at least 65% of total assets) in common stocks included in the S&P 500. The Adviser believes that the Fund's objective can best be achieved by investing in the common stocks of approximately 250 to 500 of the issues included in the S&P 500, depending on the size of the Fund.

    Standard & Poor's designates the stocks included in the S&P 500 on a statistical basis. A particular stock's weighting in the S&P 500 is based on its total market value (that is, its market price per share times the number of shares outstanding) relative to that of all stocks included in the S&P 500. From time to time, Standard & Poor's may add or delete stocks to or from the S&P 500. Inclusion of a particular stock in the S&P 500 does not imply any opinion by Standard & Poor's as to its merits as an investment, nor is Standard & Poor's a sponsor of or in any way affiliated with the Fund.

    The Fund is managed by utilizing a computer program that identifies which stocks should be purchased or sold in order to replicate, as closely as possible, the composition of the S&P 500. The Fund includes a stock in its investment portfolio in the order of the stock's weighting in the S&P 500, starting with the most heavily weighted stock. Thus, the proportion of Fund assets invested in a stock or industry closely approximates the percentage of the S&P 500 represented by that stock or industry. Portfolio turnover is expected to be well below that of actively managed mutual funds. Inasmuch as the common stock of the Adviser's parent company First Bank System, Inc. is included in the S&P 500, such stock may be purchased by the Fund consistent with its indexing-based policies.

    Although the Fund will not duplicate the S&P 500's performance precisely, it is anticipated that there will be a close correlation between the Fund's performance and that of the S&P 500 in both rising and falling markets. The Fund will attempt to achieve a correlation between the performance of its portfolio and that of the S&P 500 of at least 95%, without taking into account expenses of the Fund. A perfect correlation would be indicated by a figure of 100%, which would be achieved if the Fund's net asset value, including the value of its dividends and capital gains distributions, increased or decreased in exact proportion to changes in the S&P 500. The Fund's ability to replicate the performance of the S&P 500 may be affected by, among other things, changes in securities markets, the manner in which Standard & Poor's calculates the S&P 500, and the amount and timing of cash flows into and out of the Fund. Although cash flows into and out of the Fund will affect the Fund's portfolio turnover rate and its ability to replicate the S&P 500's performance, investment adjustments will be made, as practicably as possible, to account for these circumstances.

    The Fund also may invest up to 20% of its total assets in the aggregate in stock index futures contracts, options on stock indices, options on stock index futures, and index participation contracts based on the S&P 500. The Fund will not invest in these types of contracts and options for speculative purposes, but rather to maintain sufficient liquidity to meet redemption requests; to increase the level of Fund assets devoted to replicating the composition of the S&P 500; and to reduce transaction costs. These types of contracts and options and certain associated risks are described under "Special Investment Methods -- Options Transactions." In addition, the Fund may engage in securities lending as described under "Special Investment Methods -- Lending of Portfolio Securities."

    In order to maintain liquidity during times of unusual market conditions, the Fund also may invest temporarily in cash and cash items of the kinds described under "Special Investment Methods -- Cash Items."

    BALANCED FUND

    OBJECTIVE. Balanced Fund has an objective of maximizing total return (capital appreciation plus income).

    INVESTMENT POLICIES. Balanced Fund seeks to achieve its objective by investing in a balanced portfolio of equity securities and fixed income securities. The asset mix of the Fund normally will range between 40% and 75% equity securities, between 25% and 60% fixed income securities (including only that portion of the value of convertible securities attributable to their fixed income characteristics), and between 0% and 25% money market instruments. Over the long term, it is anticipated that the Fund's asset mix will average approximately 60% equity securities and 40% fixed income securities. The Adviser may make moderate shifts among asset classes in order to attempt to increase returns or reduce risk.

    With respect to the equity security portion of the Fund's portfolio, the Adviser follows the same investment policies as are described above under "-- Stock Fund -- Investment Policies."

    The fixed income portion of the Fund's portfolio is invested in investment grade debt securities, at least 65% of which are United States Government obligations and corporate debt obligations and mortgage-related securities rated at least A by Standard & Poor's or Moody's or which have been assigned an equivalent rating by another nationally recognized statistical rating organization. Under normal market conditions, the weighted average maturity of the fixed income securities held by the Fund will not exceed 15 years.

    The Fund's permitted fixed income investments include notes, bonds and discount notes of United States Government agencies or instrumentalities; domestic issues of corporate debt obligations having floating or fixed rates of interest and rated at least BBB by Standard & Poor's or Baa by Moody's, or which have been assigned an equivalent rating by another nationally recognized statistical rating organization, or which are of comparable quality in the judgment of the Adviser; other investments, including mortgage-backed securities, which are rated in one of the four highest categories by a nationally recognized statistical rating organization or which are of comparable quality in the judgment of the Adviser; and commercial paper which is rated A-1 by Standard & Poor's or P-1 by Moody's or which has been assigned an equivalent rating by another nationally recognized statistical rating organization. Unrated securities will not exceed 10% in the aggregate of the value of the total fixed income securities held by the Fund.

    Subject to the foregoing limitations, the fixed income securities in which the Fund may invest include (i) mortgage-backed securities (provided that the Fund will not invest more than 10% of its total fixed income assets in interest-only, principal-only or inverse floating rate mortgage-backed securities); (ii) asset-backed securities; and (iii) bank instruments. In addition, the Fund may invest up to 15% of its total fixed income assets in foreign securities payable in United States dollars. For information about these kinds of investments and certain associated risks, see the related headings under "Special Investment Methods," and for information concerning certain risks associated with investing in fixed income securities generally, see "Special Investment Methods -- Fixed Income Securities."

    In addition, the Fund may (i) enter into repurchase agreements; (ii) in order to attempt to reduce risk, purchase put and call options on equity securities and on stock indices; (iii) write covered call options covering up to 25% of the equity securities owned by the Fund and write call options on stock indices related to such equity securities; (iv) purchase securities on a when-issued or delayed-delivery basis; (v) engage in the lending of portfolio securities; (vi) in order to attempt to reduce risk, invest in exchange traded put and call options on interest rate futures contracts and on interest rate indices; and (vii) in order to attempt to reduce risk, write covered call options on interest rate indices. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."

    For temporary defensive purposes during times of unusual market conditions, the Fund may without limitation hold cash or invest in cash items of the kinds described under "Special Investment Methods -- Cash Items." The Fund also may invest not more than 35% of its total assets in cash and cash items in order to utilize assets awaiting normal investment.

    ASSET ALLOCATION FUND

    OBJECTIVE. Asset Allocation Fund has an objective of maximizing total return over the long term by allocating its assets principally among common stocks, bonds, and short-term instruments.

    INVESTMENT POLICIES. Asset Allocation Fund allocates its investments principally among (i) common stocks included in the S&P 500, (ii) direct obligations of the United States Treasury, and (iii) short-term instruments. There are no limitations on the proportions in which the Adviser may allocate the Fund's investments among these three classes of assets. The Fund thus is not a "balanced" fund, in that it is not required to allocate its investments in specific proportions or ranges among these asset classes.

    The Adviser regularly reviews the Fund's investment allocation and varies the allocation to emphasize the asset class or classes that, in the Adviser's then-current judgment, provide the most favorable total return outlook. There is no limitation on the amount that may be invested in any one asset class, and the Fund may at times be fully invested in a single asset class if the Adviser believes that it offers the most favorable total return outlook.

    In making asset allocation decisions, the Adviser utilizes a proprietary quantitative model which predicts future asset class returns based on historical experience using probability theory. By investing in common stocks intended to approximate the total return of the S&P 500, as described below, the Adviser attempts to minimize the risk of individual equity security selection in the common stock class. By limiting the bond class to direct obligations of the United States Treasury, the Adviser attempts to eliminate credit risk from this class.

    Within the common stock asset class, the Adviser seeks to produce a total return approximating that of the S&P 500. In order to achieve this result, the Adviser follows the same indexing-based policies for this asset class as are described above under "-- Equity Index Fund -- Investment Policies." Inasmuch as the common stock of the Adviser's parent company First Bank System, Inc. is included in the S&P 500, such stock may be purchased by the Fund consistent with its indexing-based policies.

    Within the bond asset class, the Fund may invest in any maturity of direct obligations of the United States Treasury. The Adviser thus has discretion in determining the weighted average maturity of the investments within this asset class. For information concerning certain risks associated with investing in fixed income securities generally, see "Special Investment Methods -- Fixed Income Securities."

    Within the short-term asset class, the Fund may hold cash or invest in cash items of the kinds described under "Special Investment Methods -- Cash Items."

    In addition, the Fund may (i) enter into repurchase agreements; (ii) in order to attempt to reduce risk, purchase put and call options on equity securities and on stock indices; (iii) purchase securities on a when-issued or delayed-delivery basis; (iv) engage in the lending of portfolio securities; (v) in order to attempt to reduce risk, invest in exchange traded put and call options on interest rate futures contracts and on interest rate indices; and (vi) in order to manage allocations among asset classes efficiently, invest in interest rate and stock index futures. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."

    EQUITY INCOME FUND

    OBJECTIVE. Equity Income Fund has an objective of long-term growth of capital and income.

    INVESTMENT POLICIES. Under normal market conditions, Equity Income Fund invests at least 65% of its total assets in equity securities of issuers believed by the Adviser to be characterized by sound management, the ability to finance expected growth and the ability to pay above average dividends.

    The Fund invests in equity securities that have relatively high dividend yields and which, in the Adviser's opinion, will result in a relatively stable Fund dividend with a growth rate sufficient to maintain the purchasing power of the income stream. Although the Adviser anticipates that higher yielding equity securities will generally represent the core holdings of the Fund, the Fund may invest in lower yielding but higher growth equity securities to the extent that the Adviser believes such investments are appropriate to achieve portfolio balance. All securities held by the Fund will provide current income consistent with the Fund's investment objective.

    The "equity securities" in which the Fund may invest include corporate debt obligations which are convertible into common stock. These convertible debt obligations may include obligations rated at the time of purchase as low as CCC by Standard & Poor's or Caa by Moody's, or which have been assigned an equivalent rating by another nationally recognized statistical rating organization, or which are of comparable quality in the judgment of the Adviser. Debt obligations rated less than BBB by Standard & Poor's or Baa by Moody's are considered to be less than "investment grade" and are sometimes referred to as "junk bonds." Obligations rated CCC by Standard & Poor's or Caa by Moody's are considered to be of poor standing and are predominantly speculative. Descriptions of Standard & Poor's and Moody's rating categories are contained in the Statement of Additional Information. If the rating of an obligation is reduced below the categories set forth above after purchase or is discontinued, the Fund is not required to sell the obligation but may consider doing so.

    Purchases of less than investment grade convertible debt obligations are intended to advance the Fund's objective of long-term growth of capital through the "upside" potential of the obligations' conversion features and to advance the Fund's objective of income through receipt of interest payable on the obligations. The Fund will not invest more than 25% of its total assets in convertible debt obligations which are rated less than investment grade or which are of comparable quality in the judgment of the Adviser. For the year ended September 30, 1996, the following weighted average percentages of the Fund's total assets were invested in convertible and nonconvertible debt obligations with the indicated Standard & Poor's ratings or their equivalents: AAA, 0%; AA, 0%; A, 0%; BBB, 3%; BB, 3%; B, 5%; and CCC, 0%.

    Debt obligations which are rated less than investment grade generally are subject to greater market fluctuations and greater risk of loss of income and principal due to default by the issuer than are higher-rated obligations. The value of these obligations tends to reflect short-term corporate, economic, interest rate and market developments and investor perceptions of the issuer's credit quality to a greater extent than investment grade obligations. In addition, since the market for these obligations is relatively new and does not have as many participants as the market for higher-rated obligations, it may be more difficult to dispose of or to determine the value of these obligations. In the case of a convertible debt obligation, these risks may be present in a greater degree where the principal amount of the obligation is greater than the current market value of the common stock into which it is convertible.

    The Fund also may invest up to 35% of its total assets in fixed income securities of the kinds described under "Special Investment Methods -- Fixed Income Securities."

    Subject to the limitations stated above, the Fund may invest up to 25% of its total assets in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. For information about these kinds of investments and certain associated risks, see "Special Investment Methods -- Foreign Securities."

    In addition, the Fund may (i) enter into repurchase agreements; (ii) in order to attempt to reduce risk, purchase put and call options on equity securities and on stock indices; (iii) write covered call options covering up to 25% of the equity securities owned by the Fund and write call options on stock indices related to such equity securities; (iv) purchase securities on a when-issued or delayed-delivery basis; and (v) engage in the lending of portfolio securities. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."

    For temporary defensive purposes during times of unusual market conditions, the Fund may without limitation hold cash or invest in cash items of the kinds described under "Special Investment Methods -- Cash Items." The Fund also may invest not more than 35% of its total assets in cash and cash items in order to utilize assets awaiting normal investment.

    DIVERSIFIED GROWTH FUND

    OBJECTIVES. Diversified Growth Fund has a primary objective of long-term growth of capital. A secondary objective of the Fund is to provide current income.

    INVESTMENT POLICIES. Under normal market conditions, Diversified Growth Fund invests at least 65% of its total assets in equity securities of a diverse group of companies that will provide representation across all economic sectors included in the S&P 500. The Adviser may overweight the Fund's portfolio holdings in sectors that it believes provide above average total return potential and may underweight the Fund's holdings in those sectors that it believes have a lower total return potential. Within a given sector, the Fund's assets are invested in securities of those companies that, in the Adviser's judgment, exhibit a combination of above average growth in revenue and earnings, strong management and sound and improving financial condition.

    The Fund also may invest up to 35% of its total assets in fixed income securities of the kinds described under "Special Investment Methods -- Fixed Income Securities."

    Subject to the limitations stated above, the Fund may invest up to 25% of its total assets in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. For information about these kinds of investments and certain associated risks, see "Special Investment Methods -- Foreign Securities."

    In addition, the Fund may (i) enter into repurchase agreements; (ii) in order to attempt to reduce risk, purchase put and call options on equity securities and on stock indices; (iii) write covered call options covering up to 25% of the equity securities owned by the Fund and write call options on stock indices related to such equity securities; (iv) purchase securities on a when-issued or delayed-delivery basis; and (v) engage in the lending of portfolio securities. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."

    For temporary defensive purposes during times of unusual market conditions, the Fund may without limitation hold cash or invest in cash items of the kinds described under "Special Investment Methods -- Cash Items." The Fund also may invest not more than 35% of its total assets in cash and cash items in order to utilize assets awaiting normal investment.

    EMERGING GROWTH FUND

    OBJECTIVE. Emerging Growth Fund has an objective of growth of capital.

    INVESTMENT POLICIES. Under normal market conditions, Emerging Growth Fund invests at least 65% of its total assets in equity securities of small-capitalization companies that exhibit, in the Adviser's opinion, outstanding potential for superior growth. For these purposes, small-capitalization companies are deemed those with market capitalizations of less than $1 billion. Companies that participate in sectors that are identified by the Adviser as having long-term growth potential generally are expected to make up a substantial portion of the Fund's holdings. These companies often have established a market niche or have developed unique products or technologies that are expected by the Adviser to produce superior growth in revenues and earnings.

    The Fund also may invest up to 35% of its total assets in the aggregate in equity securities of issuers with a market capitalization of $1 billion or more and in fixed income securities of the kinds described under "Special Investment Methods -- Fixed Income Securities."

    Subject to the limitations stated above, the Fund may invest up to 25% of its total assets in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. For information about these kinds of investments and certain associated risks, see "Special Investment Methods -- Foreign Securities."

    In addition, the Fund may (i) enter into repurchase agreements; (ii) in order to attempt to reduce risk, purchase put and call options on equity securities and on stock indices; (iii) write covered call options covering up to 25% of the equity securities owned by the Fund and write call options on stock indices related to such equity securities; (iv) purchase securities on a when-issued or delayed-delivery basis; and (v) engage in the lending of portfolio securities. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."

    For temporary defensive purposes during times of unusual market conditions, the Fund may without limitation hold cash or invest in cash items of the kinds described under "Special Investment Methods -- Cash Items." The Fund also may invest not more than 35% of its total assets in cash and cash items in order to utilize assets awaiting normal investment.

    REGIONAL EQUITY FUND

    OBJECTIVE. Regional Equity Fund has an objective of capital appreciation.

    INVESTMENT POLICIES. Regional Equity Fund seeks to achieve its objective by investing, in normal market conditions, at least 65% of its total assets in equity securities of small-capitalization companies headquartered in Minnesota, North and South Dakota, Montana, Wisconsin, Michigan, Iowa, Nebraska, Colorado and Illinois.

    The Adviser anticipates investing primarily in the securities of rapidly growing small-capitalization companies which generally will have the following characteristics, in the Adviser's opinion: (i) company-specific fundamentals that grow shareholder value, (ii) experienced, shareholder-oriented management, and (iii) undervaluation by the market. For these purposes, small-capitalization companies are deemed those with market capitalizations of less than $1 billion.

    In addition to the risks associated with investing in small-capitalization companies, see "-- Risk Factors -- Small-Capitalization Companies" below, the Fund's policy of concentrating its equity investments in a geographic region means that it will be subject to adverse economic, political or other developments in that region. Although the region in which the Fund principally invests has a diverse industrial base (including, but not limited to, agriculture, mining, retail, transportation, utilities, heavy and light manufacturing, financial services, insurance, computer technology and medical technology), this industrial base is not as diverse as that of the country as a whole. The Fund therefore may be less diversified by industry and company than other funds with a similar investment objective and no geographic limitation.

    The Fund also may invest up to 35% of its total assets in the aggregate in equity securities without regard to the location of the issuer's headquarters or the issuer's market capitalization and in fixed income securities of the kinds described under "Special Investment Methods -- Fixed Income Securities."

    In addition, the Fund may (i) enter into repurchase agreements; (ii) in order to attempt to reduce risk, purchase put and call options on equity securities and on stock indices; (iii) write covered call options covering up to 25% of the equity securities owned by the Fund and write call options on stock indices related to such equity securities; (iv) purchase securities on a when-issued or delayed-delivery basis; and (v) engage in the lending of portfolio securities. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."

    For temporary defensive purposes during times of unusual market conditions, the Fund may without limitation hold cash or invest in cash items of the kinds described under "Special Investment Methods -- Cash Items." The Fund also may invest not more than 35% of its total assets in cash and cash items in order to utilize assets awaiting normal investment.

    SPECIAL EQUITY FUND

    OBJECTIVE. Special Equity Fund has an objective of capital appreciation.

    INVESTMENT POLICIES. Under normal market conditions, Special Equity Fund invests at least 65% of its total assets in equity securities of mid-capitalization companies. For these purposes, mid-capitalization companies are deemed those with market capitalizations of from $1 billion to $5 billion. The Fund's policy is to invest in equity securities which the Adviser believes offer the potential for greater than average capital appreciation. The Adviser believes that this policy can best be achieved by investing in the equity securities of companies where fundamental changes are occurring, are likely to occur, or have occurred and where, in the opinion of the Adviser, the changes have not been adequately reflected in the price of the securities and thus are considered by the Adviser to be undervalued.

    Undervalued securities may include securities of companies which (i) have been unpopular for some time but where, in the Adviser's opinion, recent developments (such as those listed in the next sentence) suggest the possibility of improved operating results; (ii) have recently experienced marked popularity but which, in the opinion of the Adviser, have temporarily fallen out of favor for reasons that are considered by the Adviser to be non-recurring or short-term; and (iii) appear to the Adviser to be undervalued in relation to popular securities of other companies in the same industry. Typically, but not exclusively, the Adviser will consider investing in undervalued issues in which it sees the possibility of substantially improved market price due to increasing demand for an issuer's products or services, the development of new or improved products or services, the probability of increased operating efficiencies, the elimination of unprofitable products or operations, changes in management or management goals, fundamental changes in the industry in which the issuer operates, new or increased emphasis on research and development, or possible mergers or acquisitions.

    In selecting securities judged to be undervalued and in investing in potential "turnaround" situations, the Adviser will be acting on opinions and exercising judgments which may be contrary to those of the majority of investors. These opinions and judgments involve the risks of either (i) a correct judgment by the majority, in which case losses may be incurred or profits may be limited, or (ii) a long delay before majority recognition of the accuracy of the Adviser's judgment, in which case capital invested by the Fund in an individual security or group of securities may be nonproductive for an extended period.

    The Fund also may invest up to 35% of its total assets in fixed income securities of the kinds described under "Special Investment Methods -- Fixed Income Securities."

    Subject to the limitations stated above, the Fund may invest up to 25% of its total assets in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. For information about these kinds of investments and certain associated risks, see "Special Investment Methods -- Foreign Securities."

    In addition, the Fund may (i) enter into repurchase agreements; (ii) in order to attempt to reduce risk, purchase put and call options on equity securities and on stock indices; (iii) write covered call options covering up to 25% of the equity securities owned by the Fund and write call options on stock indices related to such equity securities; (iv) purchase securities on a when-issued or delayed-delivery basis; and (v) engage in the lending of portfolio securities. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."

    For temporary defensive purposes during times of unusual market conditions, the Fund may without limitation hold cash or invest in cash items of the kinds described under "Special Investment Methods -- Cash Items." The Fund also may invest not more than 35% of its total assets in cash and cash items in order to utilize assets awaiting normal investment.

    TECHNOLOGY FUND

    OBJECTIVE. Technology Fund has an objective of long-term growth of capital.

    INVESTMENT POLICIES. Under normal market conditions, Technology Fund invests at least 65% of its total assets in equity securities of companies which the Adviser believes have, or will develop, products, processes or services that will provide or will benefit significantly from technological advances and improvements. The description of the technology sector is interpreted broadly by the Adviser and may include such products or services as inexpensive computing power, such as personal computers; improved methods of communications, such as satellite transmission; or labor saving machines or instruments, such as computer-aided design equipment. The prime emphasis of the Fund is to identify those companies positioned, in the Adviser's opinion, to benefit from technological advances in areas such as semiconductors, minicomputers and peripheral equipment, scientific instruments, computer software, communications, and future automation trends in both office and factory settings.

    The Fund also may invest up to 35% of its total assets in fixed income securities of the kinds described under "Special Investment Methods -- Fixed Income Securities."

    Subject to the limitations stated above, the Fund may invest up to 25% of its total assets in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. For information about these kinds of investments and certain associated risks, see "Special Investment Methods -- Foreign Securities."

    In addition, the Fund may (i) enter into repurchase agreements; (ii) in order to attempt to reduce risk, purchase put and call options on equity securities and on stock indices; (iii) write covered call options covering up to 25% of the equity securities owned by the Fund and write call options on stock indices related to such equity securities; (iv) purchase securities on a when-issued or delayed-delivery basis; and (v) engage in the lending of portfolio securities. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."

    For temporary defensive purposes during times of unusual market conditions, the Fund may without limitation hold cash or invest in cash items of the kinds described under "Special Investment Methods -- Cash Items." The Fund also may invest not more than 35% of its total assets in cash and cash items in order to utilize assets awaiting normal investment.

    Technology Fund operates as a non-diversified investment company, as defined in the 1940 Act, but intends to conduct its operations so as to qualify as a regulated investment company for purposes of the Internal Revenue Code of 1986, as amended. Since a relatively high percentage of the assets of the Fund may be invested in the securities of a limited number of issuers which will be in the same or related economic sectors, the Fund's portfolio securities may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio securities of diversified investment companies. In addition, competitive pressures may have a significant effect on the financial condition of companies in the technology industry. For example, if technology continues to advance at an accelerated rate, and the number of companies and product offerings continue to expand, these companies could become increasingly sensitive to short product cycles and aggressive pricing.

    HEALTH SCIENCES FUND

    OBJECTIVE. Health Sciences Fund has an objective of long-term growth of capital.

    INVESTMENT POLICIES. Under normal market conditions, Health Sciences Fund invests at least 65% of its total assets in equity securities of companies which the Adviser considers to be principally engaged in the development, production or distribution of products or services connected with health care or medicine. Examples of these products and services include pharmaceuticals, health care services and administration, diagnostics, medical equipment and supplies, medical technology, and medical research and development. The Adviser anticipates investing in companies that have the potential for above average growth in revenue and earnings as a result of new or unique products, processes or services, increasing demand for a company's products or services, established market leadership, or exceptional management. A company will be deemed "principally engaged" in the health sciences industries if at the time of investment the Adviser determines that at least 50% of its assets, revenues or profits are derived from those industries.

    The Fund also may invest up to 35% of its total assets in fixed income securities of the kinds described under "Special Investment Methods -- Fixed Income Securities."

    Subject to the limitations stated above, the Fund may invest up to 25% of its total assets in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. For information about these kinds of investments and certain associated risks, see "Special Investment Methods -- Foreign Securities."

    In addition, the Fund may (i) enter into repurchase agreements; (ii) in order to attempt to reduce risk, purchase put and call options on equity securities and on stock indices; (iii) write covered call options covering up to 25% of the equity securities owned by the Fund and write call options on stock indices related to such equity securities; (iv) purchase securities on a when-issued or delayed-delivery basis; and (v) engage in the lending of portfolio securities. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."

    For temporary defensive purposes during times of unusual market conditions, the Fund may without limitation hold cash or invest in cash items of the kinds described under "Special Investment Methods -- Cash Items." The Fund also may invest not more than 35% of its total assets in cash and cash items in order to utilize assets awaiting normal investment.

    Health Sciences Fund operates as a non-diversified investment company, as defined in the 1940 Act, but intends to conduct its operations so as to qualify as a regulated investment company for purposes of the Internal Revenue Code of 1986, as amended. Since a relatively high percentage of the assets of the Fund may be invested in the securities of a limited number of issuers which will be in the same or related economic sectors, the Fund's portfolio securities may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio securities of diversified investment companies. Many products and services in the health sciences industries may become rapidly obsolete due to technological and scientific advances. In addition, the health sciences industries generally are subject to greater governmental regulation than many other industries, so that changes in governmental policies may have a material effect on the demand for products and services in these industries. Regulatory approvals generally are required before new drugs, medical devices or medical procedures can be introduced and before health care providers can acquire additional facilities or equipment.

    REAL ESTATE SECURITIES FUND

    OBJECTIVE. Real Estate Securities Fund has an objective of providing above average current income and long-term capital appreciation by investing primarily in equity securities of real estate companies.

    INVESTMENT POLICIES. Under normal market conditions, Real Estate Securities Fund invests at least 65% of its total assets in income producing equity securities of publicly traded companies principally engaged in the real estate industry. For this purpose, a company is deemed to be "principally engaged" in the real estate industry if (i) it derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate, or (ii) has at least 50% of the fair market value of its assets invested in such real estate. The Fund seeks to invest in equity securities that provide a dividend yield that exceeds the composite dividend yield of the securities included in the S&P 500.

    A majority of the Fund's total assets will be invested in securities of real estate investment trusts ("REITs"). REITs are publicly traded corporations or trusts that specialize in acquiring, holding, and managing residential, commercial or industrial real estate. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 95% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income.

    REITs generally can be classified as Equity REITs, Mortgage REITs, and Hybrid REITs. An Equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation which are realized through property sales. A Mortgage REIT invests the majority of its assets in real estate mortgage loans and derives its income primarily from interest payments. A Hybrid REIT combines the characteristics of an Equity REIT and a Mortgage REIT. Although the Fund can invest in all three kinds of REITs, its emphasis is expected to be on investments in Equity REITs.

    The Fund also may invest up to 35% of its total assets in fixed income securities of the kinds described under "Special Investment Methods -- Fixed Income Securities."

    Subject to the limitations stated above, the Fund may invest up to 25% of its total assets in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. For information about these kinds of investments and certain associated risks, see "Special Investment Methods -- Foreign Securities."

    In addition, the Fund may (i) enter into repurchase agreements; (ii) in order to attempt to reduce risk, purchase put and call options on equity securities and on stock indices; (iii) write covered call options covering up to 25% of the equity securities owned by the Fund and write call options on stock indices related to such equity securities; (iv) purchase securities on a when-issued or delayed-delivery basis; and (v) engage in the lending of portfolio securities. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."

    For temporary defensive purposes during times of unusual market conditions, the Fund may without limitation hold cash or invest in cash items of the kinds described under "Special Investment Methods -- Cash Items." The Fund also may invest not more than 35% of its total assets in cash and cash items in order to utilize assets awaiting normal investment.

    Because Real Estate Securities Fund invests primarily in the real estate industry, it is particularly subject to risks associated with that industry. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and incomes from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies which own and operate real estate directly, companies which lend to such companies, and companies which service the real estate industry. Although the Fund will operate as a non-diversified investment company under the 1940 Act, it intends to conduct its operations so as to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended.

    Because the Fund may invest a substantial portion of its assets in REITs, it also is subject to risks associated with direct investments in REITs. Equity REITs will be affected by changes in the values of and incomes from the properties they own, while Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. REITs also can be adversely affected by their failure to qualify for tax-free pass-through treatment of their income under the Code or their failure to maintain an exemption from registration under the 1940 Act. By investing in REITs indirectly through the Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

    INTERNATIONAL FUND

    OBJECTIVE. International Fund has an objective of long-term growth of capital.

    INVESTMENT POLICIES. Under normal market conditions, International Fund invests at least 65% of its total assets in an internationally diversified portfolio of equity securities which trade in markets other than the United States. Generally these securities are issued by companies (i) domiciled in countries other than the United States, or (ii) that derive at least 50% of either their revenues or their pre-tax income from activities outside of the United States. The securities in which the Fund invests include common and preferred stock, securities (bonds and preferred stock) convertible into common stock, warrants and securities representing underlying international securities such as American Depositary Receipts and European Depositary Receipts. The Fund also may hold securities of other investment companies (which investments are also subject to the advisory fee) and depositary or custodial receipts representing beneficial interests in any of the foregoing securities.

    The Fund may invest in securities of issuers in, but not limited to, Argentina, Australia, Austria, Belgium, Brazil, Canada, Chile, China, Columbia, the Czech Republic, Denmark, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Korea, Luxembourg, Malaysia, Mexico, the Netherlands, New Zealand, Norway, Pakistan, Peru, the Philippines, Poland, Portugal, Singapore, South Africa, Spain, Sri Lanka, Sweden, Switzerland, Taiwan, Thailand, Turkey, the United Kingdom, and Venezuela. Normally, the Fund will invest at least 65% of its total assets in securities traded in at least three foreign countries, including the countries listed above. It is possible, although not currently anticipated, that up to 35% of the Fund's assets could be invested in United States companies.

    In investing the Fund's assets, the Sub-Adviser expects to place primary emphasis on country selection, followed by selection of industries or sectors within or across countries and by selection of individual stocks corresponding to the industries or sectors selected. Investments are expected to be made primarily in developed markets and larger capitalization companies. However, the Fund also may invest in emerging markets where smaller capitalization companies are the norm.

    In addition, the Fund may (i) enter into repurchase agreements; (ii) in order to attempt to reduce risk, purchase put and call options on equity securities and on stock indices; (iii) write covered call options covering up to 50% of the equity securities owned by the Fund and write call options on stock indices related to such equity securities; (iv) purchase securities on a when-issued or delayed-delivery basis; (v) engage in the lending of portfolio securities; (vi) engage in foreign currency transactions; (vii) in order to attempt to reduce risk, purchase put and call options on foreign currencies; (viii) write covered call options on foreign currencies owned by the Fund; and (ix) enter into contracts for the future purchase or delivery of securities, foreign currencies, and indices, purchase or sell options on any such futures contracts and engage in related closing transactions. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."

    Under normal market conditions, it is expected that the Fund will be fully invested in equity securities and related hedging instruments (except for short-term investments of cash for liquidity purposes and pending investment). However, for temporary defensive purposes during times of unusual market conditions, the Fund may without limitation hold cash or invest in cash items of the kinds described under "Special Investment Methods -- Cash Items."

    International Fund is subject to special risks associated with investing in foreign securities and to declines in net asset value resulting from changes in exchange rates between the United States dollar and foreign currencies. These risks are discussed under "Special Investment Methods -- Foreign Securities" and "-- Foreign Currency Transactions" elsewhere herein. Because of the special risks associated with foreign investing and the Sub-Adviser's ability to invest substantial portions of the Fund's assets in a small number of countries, the Fund may be subject to greater volatility than most mutual funds which invest principally in domestic securities.

    RISKS TO CONSIDER
    An investment in any of the Funds involves certain risks in addition to those noted above with respect to particular Funds. These include the following:

    EQUITY SECURITIES GENERALLY. Market prices of equity securities generally, and of particular companies' equity securities, frequently are subject to greater volatility than prices of fixed income securities. Market prices of equity securities as a group have dropped dramatically in a short period of time on several occasions in the past, and they may do so again in the future. Each of the Funds is subject to the risk of generally adverse equity markets.

    SMALL-CAPITALIZATION COMPANIES. Emerging Growth Fund and Regional Equity Fund emphasize investments in companies with relatively small market capitalizations, and the remaining Funds (excluding Equity Index Fund and Asset Allocation Fund) are permitted to invest in equity securities of such companies. The equity securities of small-capitalization companies frequently have experienced greater price volatility in the past than those of larger-capitalization companies, and they may be expected to do so in the future. To the extent that the Funds invest in small-capitalization companies, they are subject to this risk of greater volatility.

    ACTIVE MANAGEMENT. All of the Funds other than Equity Index Fund are actively managed to a greater or lesser degree by the Adviser or, in the case of International Fund, the Sub-Adviser. The performance of these Funds therefore will reflect in part the ability of the Adviser or Sub-Adviser to select securities which are suited to achieving the Funds' investment objectives. Due to their active management, these Funds could underperform other mutual funds with similar investment objectives or the market generally.

    OTHER. Investors also should review "Special Investment Methods" for information concerning risks associated with certain investment techniques which may be utilized by the Funds.

MANAGEMENT

    The Board of Directors of FAIF has the primary responsibility for overseeing the overall management and electing the officers of FAIF. Subject to the overall direction and supervision of the Board of Directors, the Adviser acts as investment adviser for and manages the investment portfolios of FAIF.

    INVESTMENT ADVISER
    First Bank National Association, 601 Second Avenue South, Minneapolis, Minnesota 55480, acts as the Funds' investment adviser through its First Asset Management group. The Adviser has acted as an investment adviser to FAIF since its inception in 1987 and has acted as investment adviser to First American Funds, Inc. since 1982 and to First American Strategy Funds, Inc. since 1996. As of December 31, 1996, the Adviser was managing accounts with an aggregate value of approximately $35 billion, including mutual fund assets in excess of $12 billion. First Bank System, Inc., 601 Second Avenue South, Minneapolis, Minnesota 55480, is the holding company for the Adviser.

    Each of the Funds other than International Fund has agreed to pay the Adviser monthly fees calculated on an annual basis equal to 0.70% of its average daily net assets. International Fund pays the Adviser a monthly fee calculated on the same basis equal to 1.25% of its average daily net assets, out of which the Adviser pays the Sub-Adviser's fee. The Adviser may, at its option, waive any or all of its fees, or reimburse expenses, with respect to any Fund from time to time. Any such waiver or reimbursement is voluntary and may be discontinued at any time. The Adviser also may absorb or reimburse expenses of the Funds from time to time, in its discretion, while retaining the ability to be reimbursed by the Funds for such amounts prior to the end of the fiscal year. This practice would have the effect of lowering a Fund's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are absorbed or reimbursed, as the case may be.

    While the advisory fee payable to the Adviser with respect to International Fund is higher than the advisory fee paid by most mutual funds, the Adviser believes it is comparable to that paid by many funds having similar investment objectives and policies.

    The Glass-Steagall Act generally prohibits banks from engaging in the business of underwriting, selling or distributing securities and from being affiliated with companies principally engaged in those activities. In addition, administrative and judicial interpretations of the Glass-Steagall Act prohibit bank holding companies and their bank and nonbank subsidiaries from organizing, sponsoring or controlling registered open-end investment companies that are continuously engaged in distributing their shares. Bank holding companies and their bank and nonbank subsidiaries may serve, however, as investment advisers to registered investment companies, subject to a number of terms and conditions.

    Although the scope of the prohibitions and limitations imposed by the Glass-Steagall Act has not been fully defined by the courts or the appropriate regulatory agencies, the Funds have received an opinion from their counsel that the Adviser is not prohibited from performing the investment advisory services described above. In the event of changes in federal or state statutes or regulations or judicial and administrative interpretations or decisions pertaining to permissible activities of bank holding companies and their bank and nonbank subsidiaries, the Adviser might be prohibited from continuing these arrangements. In that event, it is expected that the Board of Directors would make other arrangements and that shareholders would not suffer adverse financial consequences.

    SUB-ADVISER TO INTERNATIONAL FUND
    Marvin & Palmer Associates, Inc., 1201 North Market Street, Suite 2300, Wilmington, Delaware 19801, is Sub-Adviser to International Fund under an agreement with the Adviser (the "Sub-Advisory Agreement"). The Sub-Adviser is responsible for the investment and reinvestment of International Fund's assets and the placement of brokerage transactions in connection therewith. For its services under the Sub-Advisory Agreement, the Sub-Adviser is paid a monthly fee by the Adviser calculated on an annual basis equal to 0.75% of the first $100 million of International Fund's average daily net assets, 0.70% of the second $100 million of International Fund's average daily net assets, 0.65% of the third $100 million of International Fund's average daily net assets, and 0.60% of International Fund's average daily net assets in excess of $300 million.

    The Sub-Adviser, a privately held company, was founded in 1986 by David F. Marvin and Stanley Palmer. The stock of the Sub-Adviser is owned by Mr. Marvin, Mr. Palmer and 22 other holders. The Sub-Adviser is engaged in the management of global, non-United States and emerging markets equity portfolios for institutional accounts. At September 30, 1996, the Sub-Adviser managed a total of $3.3 billion in investments for 51 institutional investors.

    PORTFOLIO MANAGERS
    Stock Fund and Balanced Fund are managed by a committee comprised of Mr. Doak, Mr. Murphy, Mr. Rovner, Mr. Dubiak, Mr. Whitcomb, Mr. Shields and Mr. Twele, whose backgrounds are set forth below. Asset Allocation Fund, Equity Income Fund and Diversified Growth Fund are managed by a committee comprised of Mr. Bren, Mr. Doak, Mr. Dubiak, Ms. Johnson, Mr. Murphy, Mr. Whitcomb, and Mr. Johnson, whose backgrounds also are set forth below. The remaining Funds are managed or co-managed as indicated below.

    JAMES DOAK is a member of the committees which manage five of the Funds, as set forth above. Jim joined the Adviser in 1982 after serving for two years as vice president of INA Capital Advisors and ten years as Vice President of Loomis-Sayles & Co. He has managed assets for individual and institutional clients, specializing in equity investments, and served as the analyst and portfolio manager for Stock Fund since its inception in December 1987. Jim received his bachelor's degree from Brown University and his master's degree in business administration from the Wharton School of Business. He is a Chartered Financial Analyst.

    JOHN M. MURPHY, JR. is a member of the committees which manage five of the Funds, as set forth above. John is Chief Investment Officer of the Adviser's First Asset Management group, having joined the Adviser in 1984. He has more than 30 years in the investment management field and served with Investment Advisers, Inc. and Blyth, Eastman, Dillon & Co. before joining the Adviser. He received his bachelor's degree from Regis College.

    JAMES S. ROVNER is a member of the committee which manages two of the Funds, as set forth above, and he is portfolio manager for Special Equity Fund and portfolio co-manager for Equity Index Fund. Jim joined the Adviser in 1986 and has managed assets for institutional and individual clients for over 15 years, specializing in equity and balanced investment strategies. Jim received his bachelor's degree and his master's degree in business administration from the University of Wisconsin. He is a Chartered Financial Analyst.

    GERALD C. BREN is a member of the committee which manages three of the Funds, as set forth above, and he is portfolio co-manager for Emerging Growth Fund and Health Sciences Fund. Gerald joined the Adviser in 1972 as an investment analyst. He received his master's degree in business administration from the University of Chicago in 1972 and his Chartered Financial Analyst certification in 1977.

    ALBIN S. DUBIAK is a member of the committees which manage five of the Funds, as set forth above, and he is portfolio co-manager for Emerging Growth Fund, Regional Equity Fund, and Health Sciences Fund. Al began his investment career as a security trader with The First National Bank of Chicago in 1963 before joining the Adviser as an investment analyst in 1969. Al received his bachelor's degree from Indiana University in 1962 and his master's degree in business administration from the University of Arizona in 1969.

    CORI B. JOHNSON is a member of the committee which manages three of the Funds, as set forth above, and she is portfolio manager for Real Estate Securities Fund. Cori has been managing assets using quantitative analysis techniques since 1992. She joined the Adviser in 1991 as a securities analyst. Cori received her bachelor's degree from Concordia College and her master's degree in business administration from the University of Minnesota. She is a Chartered Financial Analyst.

    ROLAND P. WHITCOMB is a member of the committees which manage five of the Funds, as set forth above, and he is portfolio co-manager for Regional Equity Fund and Technology Fund. Roland joined the Adviser in 1986 after serving as an account executive with Smith Barney & Co. since 1979. He received his bachelor's degree from the University of Chicago and is a Chartered Financial Analyst.

    JEFF A. JOHNSON is a member of the committee which manages three of the Funds, as set forth above, and he is portfolio co-manager for Regional Equity Fund and Technology Fund. Jeff has been employed by the Adviser in investment management since 1991 and in commercial lending from 1985 to 1991. He received his master of arts degree from the University of Iowa.

    KEVIN SHIELDS is a member of the committee which manages two of the Funds, as set forth above. Kevin, who joined the Adviser in 1993, received his bachelor's degree from Marquette University and his master's degree from the University of Wisconsin -- Madison.

    JOHN A. TWELE is a member of the committee which manages two of the Funds, as set forth above. Prior to joining the Adviser in 1996, he was employed in various positions at American Express Financial Advisors; Investment Advisers, Inc.; Kemper Financial; and Mercantile Trust. John received his bachelor's degree from Indiana University.

    KATHLEEN F. TURNER is portfolio co-manager for Equity Index Fund. Prior to joining the Adviser in 1994, she was employed at Grant's Interest Rate Observer. Kathleen received her bachelor's degree from Indiana University.

    A committee comprised of the following seven individuals shares the management of International Fund on behalf of the Sub-Adviser:

    DAVID F. MARVIN is Chairman of the Sub-Adviser and founded the firm together with Mr. Palmer in 1986. Before founding the Sub-Adviser, Mr. Marvin was Vice President in charge of DuPont Corporation's $10 billion internally-managed pension fund. Prior to that Mr. Marvin was Associate Portfolio Manager, and then Head Portfolio Manager, for Investors Diversified Services' IDS Stock Fund. Mr. Marvin started in the investment business in 1965 as a securities analyst for Chicago Title & Trust. He received his bachelor's degree from the University of Illinois and his master's degree in business administration from Northwestern University. He is a Chartered Financial Analyst and a member of the Financial Analysts Federation.

    STANLEY PALMER is President of the Sub-Adviser and co-founder of the firm. Mr. Palmer was Equity Portfolio Manager for DuPont Corporation from 1978 through 1986, an analyst and portfolio manager at Investors Diversified Services from 1971 through 1978, and an analyst at Harris Trust & Savings Bank from 1964 through 1971. He received his bachelor's degree from Gustavus Adolphus College and his master's degree in business administration from the University of Iowa. He is a Chartered Financial Analyst and a member of the Financial Analysts Federation.

    WILLIAM E. DODGE has been Senior Managing Director and Portfolio Manager of the Sub-Adviser since 1996. Mr. Dodge was Chief Investment Strategist and Chairman of the Investment Policy Committee of Dean Witter in New York from 1991 to 1996, and he served as a Senior Portfolio Manager, Director of Quantitative Equity Strategies, and United States equity analyst at the DuPont Corporation pension fund from 1983 to 1991. From 1976 to 1983 Mr. Dodge served in various United States portfolio management and analytical positions including senior investment manager of a bank trust department from 1981 to 1983. He received his bachelor's degree and his master's degree in business administration from the University of Massachusetts at Amherst. He is a Chartered Financial Analyst and a member of the Financial Analysts Federation.

    TERRY B. MASON is a Senior Vice President and Portfolio Manager of the Sub-Adviser. Before joining the Sub-Adviser, Mr. Mason was employed for 14 years by DuPont Corporation, the last five as international equity analyst and international trader. He received his bachelor's degree from Glassboro State College and his master's degree in business administration from Widener University.

    JAY F. MIDDLETON is a Vice President and Portfolio Manager for the Sub-Adviser and joined the firm in 1989. He received his bachelor's degree from Wesleyan University.

    TODD D. MARVIN is a Vice President and Portfolio Manager for the Sub-Adviser and joined the firm in 1991. Before joining the Sub-Adviser, Mr. Marvin was employed by Oppenheimer & Company as an analyst in investment banking. Mr. Marvin received his bachelor's degree from Wesleyan University.

    DAVID L. SCHAEN is a Vice President and Portfolio Manager of the Sub-Adviser. Before becoming a Portfolio Manager, Mr. Schaen was Head Trader for the Sub-Adviser from 1991 to 1994 and an International Analyst for the Sub-Adviser from 1994 to 1995. Prior to 1991 he was Head Trader and Investment Officer at the Bank of Delaware. He received his bachelor's degree from the University of Delaware and his master's degree in business administration from Widener University.

    CUSTODIAN
    The custodian of the Funds' assets is First Trust National Association (the "Custodian"), First Trust Center, 180 East Fifth Street, St. Paul, Minnesota 55101. The Custodian is a subsidiary of First Bank System, Inc., which also controls the Adviser.

    As compensation for its services to the Funds, the Custodian is paid monthly fees equal to 0.03% of the applicable Fund's average daily net assets (0.25% of average daily net assets in the case of International
    Fund). Sub-custodian fees with respect to International Fund are paid by the Custodian out of this amount. In addition, the Custodian is reimbursed for its out-of-pocket expenses incurred while providing its services to the Funds.

    Rules adopted under the 1940 Act permit International Fund to maintain its securities and cash in the custody of certain eligible foreign banks and depositories. International Fund's portfolio of non-United States securities are held by sub-custodians which are approved by the directors of FAIF in accordance with these rules. This determination is made pursuant to these rules following a consideration of a number of factors including, but not limited to, the reliability and financial stability of the institution; the ability of the institution to perform custodian services for International Fund; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and the risks of potential nationalization or expropriation of International Fund's assets.

    ADMINISTRATOR
    The administrator for the Funds is SEI Financial Management Corporation, Oaks, Pennsylvania 19456. The Administrator, a wholly-owned subsidiary of SEI Investments Company, provides the Funds with certain administrative services necessary to operate the Funds. These services include shareholder servicing and certain accounting and other services. The Administrator provides these services for a fee calculated at an annual rate of 0.12% of each Fund's average daily net assets, subject to a minimum administrative fee during each fiscal year of $50,000 per Fund; provided, that to the extent that the aggregate net assets of all First American funds exceed $8 billion, the percentage stated above is reduced to 0.105%. From time to time, the Administrator may voluntarily waive its fees or reimburse expenses with respect to any of the Funds. Any such waivers or reimbursements may be made at the Administrator's discretion and may be terminated at any time.

    TRANSFER AGENT
    DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Funds. The address of the Transfer Agent is 1004 Baltimore, Kansas City, Missouri 64105. The Transfer Agent is not affiliated with the Distributor, the Administrator or the Adviser.

DISTRIBUTOR

    SEI Financial Services Company is the principal distributor for shares of the Funds and of the other FAIF Funds. The Distributor is a Pennsylvania corporation and is the principal distributor for a number of investment companies. The Distributor is a wholly-owned subsidiary of SEI Investments Company and is located at Oaks, Pennsylvania 19456. The Distributor is not affiliated with the Adviser, First Bank System, Inc., the Custodian or their respective affiliates.

    The Distributor, the Administrator and the Adviser may in their discretion use their own assets to pay for certain costs of distributing Fund shares. They also may discontinue any payment of such costs at any time. In addition, the Distributor and the Adviser and its affiliates may provide compensation from their own resources for shareholder services provided by third parties, including "one-stop" mutual fund networks through which the Funds are made available.

PURCHASES AND REDEMPTIONS OF SHARES

    SHARE PURCHASES AND REDEMPTIONS

    Shares of the Funds are sold and redeemed on days on which the New York Stock Exchange is open for business ("Business Days").

    Payment for shares can be made only by wire transfer. Wire transfers of federal funds for share purchases should be sent to First Bank National Association, Minneapolis, Minnesota, ABA Number 091000022; For Credit to:
    DST Systems: Account Number 160234580266; For Further Credit To: (Investor Name and Fund Name). Shares cannot be purchased by Federal Reserve wire on days on which the New York Stock Exchange is closed and on Federal holidays upon which wire transfers are restricted. Purchase orders will be effective and eligible to receive dividends declared the same day if the Transfer Agent receives an order before 3:00 p.m. Central time and the Custodian receives Federal funds before the close of business that day. Otherwise, the purchase order will be effective the next Business Day. The net asset value per share is calculated as of 3:00 p.m. Central time each Business Day. The Funds reserve the right to reject a purchase order.

    The Funds are required to redeem for cash all full and fractional shares of the Funds. Redemption orders may be made any time before 3:00 p.m. Central time in order to receive that day's redemption price. For redemption orders received before 3:00 p.m. Central time, payment will ordinarily be made the next business day by transfer of Federal funds, but payment may be made up to 7 days later.

    WHAT SHARES COST
    Class C Shares of the Funds are sold and redeemed at net asset value. The net asset value per share is determined as of the earlier of the close of the New York Stock Exchange or 3:00 p.m. Central time on each day the New York Stock Exchange is open for business, provided that net asset value need not be determined on days when no Fund shares are tendered for redemption and no order for that Fund's shares is received and on days on which changes in the value of portfolio securities will not materially affect the current net asset value of the Fund's shares. The price per share for purchases or redemptions is such value next computed after the Transfer Agent receives the purchase order or redemption request. In the case of redemptions and repurchases of shares owned by corporations, trusts or estates, the Transfer Agent may require additional documents to evidence appropriate authority in order to effect the redemption, and the applicable price will be that next determined following the receipt of the required documentation.

    DETERMINING NET ASSET VALUE. The net asset value per share for each of the Funds is determined by dividing the value of the securities owned by the Fund plus any cash and other assets (including interest accrued and dividends declared but not collected), less all liabilities, by the number of Fund shares outstanding. For the purpose of determining the aggregate net assets of the Funds, cash and receivables will be valued at their face amounts. Interest will be recorded as accrued and dividends will be recorded on the ex-dividend date. Investments in equity securities which are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity which are actively traded are valued by an independent pricing service at the most recently quoted bid price. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost. Foreign securities are valued based upon quotation from the primary market in which they are traded. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Board of Directors.

    Portfolio securities underlying actively traded options are valued at their market price as determined above. The current market value of any exchange traded option held or written by a Fund is its last sales price on the exchange prior to the time when assets are valued, unless the bid price is higher or the asked price is lower, in which event the bid or asked price is used. In the absence of any sales that day, options will be valued at the current closing bid price.

    Although the methodology and procedures for determining net asset value are identical for all classes of shares, the net asset value per share of different classes of shares of the same Fund may differ because of the distribution and/or shareholder servicing expenses charged to Class A and Class B Shares.

    FOREIGN SECURITIES. Any assets or liabilities of the Funds initially expressed in terms of foreign currencies are translated into United States dollars using current exchange rates. Trading in securities on foreign markets may be completed before the close of business on each business day of the Funds. Thus, the calculation of the Funds' net asset value may not take place contemporaneously with the determination of the prices of foreign securities held in the Funds' portfolios. If events materially affecting the value of foreign securities occur between the time when their price is determined and the time when the Funds' net asset value is calculated, such securities will be valued at fair value as determined in good faith by or under the direction of the Board of Directors. In addition, trading in securities on foreign markets may not take place on all days on which the New York Stock Exchange is open for business or may take place on days on which the Exchange is not open for business. Therefore, the net asset value of a Fund which holds foreign securities might be significantly affected on days when an investor has no access to the Fund.

    EXCHANGING SECURITIES FOR FUND SHARES
    A Fund may accept securities in exchange for Fund shares. A Fund will allow such exchanges only upon the prior approval by the Fund and a determination by the Fund and the Adviser that the securities to be exchanged are acceptable. Securities accepted by a Fund will be valued in the same manner that a Fund values its assets. The basis of the exchange will depend upon the net asset value of Fund shares on the day the securities are valued.

    CERTIFICATES AND CONFIRMATIONS
    The Transfer Agent maintains a share account for each shareholder. Share certificates will not be issued by the Funds.

    Confirmations of each purchase and redemption are sent to each shareholder. In addition, monthly confirmations are sent to report all transactions and dividends paid during that month for the Funds.

    DIVIDENDS AND DISTRIBUTIONS
    Dividends are declared and paid monthly with respect to Stock Fund, Equity Index Fund, Balanced Fund, Asset Allocation Fund, Equity Income Fund, Diversified Growth Fund, and Special Equity Fund, to all shareholders of record on the record date. Dividends are declared paid quarterly with respect to Emerging Growth Fund, Regional Equity Fund, Technology Fund, Health Sciences Fund, and Real Estate Securities Fund and annually with respect to International Fund. Distributions of any net realized long-term capital gains will be made at least once every 12 months. A portion of the quarterly distributions paid by Real Estate Securities Fund may be a return of capital. Dividends and distributions are automatically reinvested in additional shares of the Fund paying the dividend on payment dates at the ex-dividend date net asset value without a sales charge, unless shareholders request cash payments on the new account form or by writing to the Fund.

    All shareholders on the record date are entitled to the dividend. If shares are purchased before a record date for a dividend or a distribution of capital gains, a shareholder will pay the full price for the shares and will receive some portion of the purchase price back as a taxable dividend or distribution (to the extent, if any, that the dividend or distribution is otherwise taxable to holders of Fund shares). If shares are redeemed or exchanged before the record date for a dividend or distribution or are purchased after the record date, those shares are not entitled to the dividend or distribution.

    The amount of dividends payable on Class C Shares generally will be more than the dividends payable on Class A or Class B Shares because of the distribution and/or shareholder servicing expenses charged to Class A and Class B Shares.

    EXCHANGE PRIVILEGE
    Shareholders may exchange Class C Shares of a Fund for currently available Class C Shares of the other FAIF Funds or of other funds in the First American family at net asset value. Exchanges of shares among the First American family of funds must meet any applicable minimum investment of the fund for which shares are being exchanged.

    The ability to exchange shares of the Funds does not constitute an offering or recommendation of shares of one fund by another fund. This privilege is available to shareholders resident in any state in which the fund shares being acquired may be sold. An investor who is considering acquiring shares in another First American fund pursuant to the exchange privilege should obtain and carefully read a prospectus of the fund to be acquired. Exchanges may be accomplished by a written request, or by telephone if a preauthorized exchange authorization is on file with the Transfer Agent, shareholder servicing agent, or financial institution. Neither the Transfer Agent nor any Fund will be responsible for the authenticity of exchange instructions received by telephone if it reasonably believes those instructions to be genuine. The Funds and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine, and they may be liable for losses resulting from unauthorized or fraudulent telephone instructions if they do not employ these procedures. These procedures may include taping of telephone conversations.

    Shares of a class in which an investor is no longer eligible to participate may be exchanged for shares of a class in which that investor is eligible to participate. An example of this kind of exchange would be a situation in which Class C Shares of a Fund held by a financial institution in a trust or agency capacity for one or more individual beneficiaries are exchanged for Class A Shares of that Fund and distributed to the individual beneficiaries.

FEDERAL INCOME TAXES

    Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), during its current taxable year in order to be relieved of payment of federal income taxes on amounts of taxable income it distributes to shareholders.

    Dividends paid from each Fund's net investment income and net short-term capital gains will be taxable to shareholders as ordinary income, whether or not the shareholder elects to have such dividends automatically reinvested in additional shares. Dividends paid by the Funds attributable to investments in the securities of foreign issuers or REITs will not be eligible for the 70% deduction for dividends received by corporations. Dividends paid from the net capital gains of each Fund and designated as capital gain dividends will be taxable to shareholders as long-term capital gains, regardless of the length of time for which they have held their shares in the Fund.

    Gain or loss realized upon the sale of shares in the Fund will be treated as capital gain or loss, provided that the shares represented a capital asset in the hands of the shareholder. Such gain or loss will be long-term gain or loss if the shares were held for more than one year.

    International Fund may be required to pay withholding and other taxes imposed by foreign countries, generally at rates from 10% to 40%, which would reduce the Fund's investment income. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If at the end of International Fund's taxable year more than 50% of its total assets consist of securities of foreign corporations, it will be eligible to file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to include their respective pro rata portions of such foreign taxes in gross income, treat such amounts as foreign taxes paid by them, and deduct such amounts in computing their taxable income or, alternatively, use them as foreign tax credits against their federal income taxes. If such an election is filed for a year, International Fund shareholders will be notified of the amounts which they may deduct as foreign taxes paid or use as foreign tax credits. International Fund made this election for its last taxable year.

    Alternatively, if the amount of foreign taxes paid by International Fund is not large enough in future years to warrant its making the election described above, the Fund may claim the amount of foreign taxes paid as a deduction against its own gross income. In that case, shareholders would not be required to include any amount of foreign taxes paid by the Fund in their income and would not be permitted either to deduct any portion of foreign taxes from their own income or to claim any amount of foreign tax credit for taxes paid by the Fund.

    This is a general summary of the federal tax laws applicable to the Funds and their shareholders as of the date of this Prospectus. See the Statement of Additional Information for further details. Before investing in the Funds, an investor should consult his or her tax adviser about the consequences of state and local tax laws.

FUND SHARES

    Each share of a Fund is fully paid, nonassessable, and transferable. Shares may be issued as either full or fractional shares. Fractional shares have pro rata the same rights and privileges as full shares. Shares of the Funds have no preemptive or conversion rights.

    Each share of a Fund has one vote. On some issues, such as the election of directors, all shares of all FAIF Funds vote together as one series. The shares do not have cumulative voting rights. Consequently, the holders of more than 50% of the shares voting for the election of directors are able to elect all of the directors if they choose to do so. On issues affecting only a particular Fund or Class, the shares of that Fund or Class will vote as a separate series. Examples of such issues would be proposals to alter a fundamental investment restriction pertaining to a Fund or to approve, disapprove or alter a distribution plan pertaining to a Class.

    Under the laws of the State of Maryland and FAIF's Articles of Incorporation, FAIF is not required to hold shareholder meetings unless they
    (i) are required by the 1940 Act, or (ii) are requested in writing by the holders of 25% or more of the outstanding shares of FAIF.

CALCULATION OF PERFORMANCE DATA

    From time to time, any of the Funds may advertise information regarding its performance. Each Fund may publish its "yield," its "cumulative total return," its "average annual total return" and its "distribution rate." Distribution rates may only be used in connection with sales literature and shareholder communications preceded or accompanied by a Prospectus. Each of these performance figures is based upon historical results and is not intended to indicate future performance, and, except for "distribution rate," is standardized in accordance with Securities and Exchange Commission ("SEC") regulations.

    "Yield" for the Funds is computed by dividing the net investment income per share (as defined in applicable SEC regulations) earned during a 30-day period (which period will be stated in the advertisement) by the maximum offering price per share on the last day of the period. Yield is an annualized figure, in that it assumes that the same level of net investment income is generated over a one year period. The yield formula annualizes net investment income by providing for semi-annual compounding.

    "Total return" is based on the overall dollar or percentage change in value of a hypothetical investment in a Fund assuming reinvestment of dividend distributions and deduction of all charges and expenses, including, as applicable, the maximum sales charge imposed on Class A Shares or the contingent deferred sales charge imposed on Class B Shares redeemed at the end of the specified period covered by the total return figure. "Cumulative total return" reflects a Fund's performance over a stated period of time. "Average annual total return" reflects the hypothetical annually compounded rate that would have produced the same cumulative total return if performance had been constant over the entire period. Because average annual returns tend to smooth out variations in a Fund's performance, they are not the same as actual year-by-year results. As a supplement to total return computations, a Fund may also publish "total investment return" computations which do not assume deduction of the maximum sales charge imposed on Class A Shares or the contingent deferred sales charge imposed on Class B Shares.

    "Distribution rate" is determined by dividing the income dividends per share for a stated period by the maximum offering price per share on the last day of the period. All distribution rates published for the Funds are measures of the level of income dividends distributed during a specified period. Thus, these rates differ from yield (which measures income actually earned by a Fund) and total return (which measures actual income, plus realized and unrealized gains or losses of a Fund's investments). Consequently, distribution rates alone should not be considered complete measures of performance.

    The performance of the Class C Shares of a Fund will normally be higher than for the Class A and Class B Shares because Class C Shares are not subject to the sales charges and distribution and/or shareholder servicing expenses applicable to Class A and Class B Shares.

    In reports or other communications to shareholders and in advertising material, the performance of each Fund may be compared to recognized unmanaged indices or averages of the performance of similar securities and to composites of such indices and averages. Also, the performance of each Fund may be compared to that of other funds of similar size and objectives as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar independent mutual fund rating services, and each Fund may include in such reports, communications and advertising material evaluations published by nationally recognized independent ranking services and publications. For further information regarding the Funds' performance, see "Fund Performance" in the Statement of Additional Information.

SPECIAL INVESTMENT METHODS

    This section provides additional information concerning the securities in which the Funds may invest and related topics. Further information concerning these matters is contained in the Statement of Additional Information.

    CASH ITEMS
    The "cash items" in which the Funds may invest, as described under "Investment Objectives and Policies," include short-term obligations such as rated commercial paper and variable amount master demand notes; United States dollar-denominated time and savings and time deposits (including certificates of deposit); bankers acceptances; obligations of the United States Government or its agencies or instrumentalities; repurchase agreements collateralized by eligible investments of a Fund; securities of other mutual funds which invest primarily in debt obligations with remaining maturities of 13 months or less (which investments also are subject to the advisory fee); and other similar high-quality short-term United States dollar-denominated obligations. The other mutual funds in which the Funds may so invest include money market funds advised by the Adviser, subject to certain restrictions contained in an exemptive order issued by the Securities and Exchange Commission with respect thereto.

    REPURCHASE AGREEMENTS
    Each of the Funds may enter into repurchase agreements. A repurchase agreement involves the purchase by a Fund of securities with the agreement that after a stated period of time, the original seller will buy back the same securities ("collateral") at a predetermined price or yield. Repurchase agreements involve certain risks not associated with direct investments in securities. If the original seller defaults on its obligation to repurchase as a result of its bankruptcy or otherwise, the purchasing Fund will seek to sell the collateral, which could involve costs or delays. Although collateral (which may consist of any fixed income security which is an eligible investment for the Fund entering into the repurchase agreement) will at all times be maintained in an amount equal to the repurchase price under the agreement (including accrued interest), a Fund would suffer a loss if the proceeds from the sale of the collateral were less than the agreed-upon repurchase price. The Adviser or, in the case of International Fund, the Sub-Adviser will monitor the creditworthiness of the firms with which the Funds enter into repurchase agreements.

    WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS
    Each of the Funds (excluding Equity Index Fund) may purchase securities on a when-issued or delayed-delivery basis. When such a transaction is negotiated, the purchase price is fixed at the time the purchase commitment is entered, but delivery of and payment for the securities take place at a later date. A Fund will not accrue income with respect to securities purchased on a when-issued or delayed-delivery basis prior to their stated delivery date. Pending delivery of the securities, each Fund will maintain in a segregated account cash or liquid high-grade securities in an amount sufficient to meet its purchase commitments.

    The purchase of securities on a when-issued or delayed-delivery basis exposes a Fund to risk because the securities may decrease in value prior to delivery. In addition, a Fund's purchase of securities on a when-issued or delayed-delivery basis while remaining substantially fully invested could increase the amount of the Fund's total assets that are subject to market risk, resulting in increased sensitivity of net asset value to changes in market prices. However, the Funds will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with their investment objectives, and not for the purpose of investment leverage. A seller's failure to deliver securities to a Fund could prevent the Fund from realizing a price or yield considered to be advantageous.

    LENDING OF PORTFOLIO SECURITIES
    In order to generate additional income, each of the Funds may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, the Funds will only enter into loan arrangements with broker-dealers, banks, or other institutions which the Adviser or, in the case of International Fund, the Sub-Adviser has determined are creditworthy under guidelines established by the Board of Directors. In these loan arrangements, the Funds will receive collateral in the form of cash, United States Government securities or other high-grade debt obligations equal to at least 100% of the value of the securities loaned. Collateral is marked to market daily. The Funds will pay a portion of the income earned on the lending transaction to the placing broker and may pay administrative and custodial fees (including fees to an affiliate of the Adviser) in connection with these loans.

    OPTIONS TRANSACTIONS

    PURCHASES OF PUT AND CALL OPTIONS. The Funds may purchase put and call options. These transactions will be undertaken only for the purpose of reducing risk to the Funds; that is, for "hedging" purposes. Depending on the Fund, these transactions may include the purchase of put and call options on equity securities, on stock indices, on interest rate indices, or (only in the case of International Fund) on foreign currencies. Options on futures contracts are discussed below under "Futures and Options on Futures."

    A put option on a security gives the purchaser of the option the right (but not the obligation) to sell, and the writer of the option the obligation to buy, the underlying security at a stated price (the "exercise price") at any time before the option expires. A call option on a security gives the purchaser the right (but not the obligation) to buy, and the writer the obligation to sell, the underlying security at the exercise price at any time before the option expires. The purchase price for a put or call option is the "premium" paid by the purchaser for the right to sell or buy.

    Options on indices are similar to options on securities except that, rather than the right to take or make delivery of a specific security at a stated price, an option on an index gives the holder the right to receive, upon exercise of the option, a defined amount of cash if the closing value of the index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

    None of the Funds other than International Fund will invest more than 5% of the value of its total assets in purchased options, provided that options which are "in the money" at the time of purchase may be excluded from this 5% limitation. A call option is "in the money" if the exercise price is lower than the current market price of the underlying security or index, and a put option is "in the money" if the exercise price is higher than the current market price. A Fund's loss exposure in purchasing an option is limited to the sum of the premium paid and the commission or other transaction expenses associated with acquiring the option.

    The use of purchased put and call options involves certain risks. These include the risk of an imperfect correlation between market prices of securities held by a Fund and the prices of options, and the risk of limited liquidity in the event that a Fund seeks to close out an options position before expiration by entering into an offsetting transaction.

    WRITING OF CALL OPTIONS. The Funds may write (sell) covered call options to the extent specified with respect to particular Funds under "Investment Objectives and Policies." These transactions would be undertaken principally to produce additional income. Depending on the Fund, these transactions may include the writing of covered call options on equity securities or (only in the case of International Fund) on foreign currencies which a Fund owns or has the right to acquire or on interest rate indices.

    When a Fund sells a covered call option, it is paid a premium by the purchaser. If the market price of the security covered by the option does not increase above the exercise price before the option expires, the option generally will expire without being exercised, and the Fund will retain both the premium paid for the option and the security. If the market price of the security covered by the option does increase above the exercise price before the option expires, however, the option is likely to be exercised by the purchaser. In that case the Fund will be required to sell the security at the exercise price, and it will not realize the benefit of increases in the market price of the security above the exercise price of the option.

    The Funds also may, to the extent specified with respect to particular Funds under "Investment Objectives and Policies," write call options on stock indices the movements of which generally correlate with those of the respective Funds' portfolio holdings. These transactions, which would be undertaken principally to produce additional income, entail the risk of an imperfect correlation between movements of the index covered by the option and movements in the price of the Fund's portfolio securities.

    FUTURES AND OPTIONS ON FUTURES
    Equity Index Fund, Balanced Fund, Asset Allocation Fund and International Fund may engage in futures transactions and purchase options on futures to the extent specified with under "Investment Objectives and Policies." Depending on the Fund, these transactions may include the purchase of stock index futures and options on stock index futures, and the purchase of interest rate futures and options on interest rate futures. In addition, International Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, or foreign currency.

    A futures contract on a security obligates one party to purchase, and the other to sell, a specified security at a specified price on a date certain in the future. A futures contract on an index obligates the seller to deliver, and entitles the purchaser to receive, an amount of cash equal to a specific dollar amount times the difference between the value of the index at the expiration date of the contract and the index value specified in the contract. The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified exercise price, to sell or to purchase the underlying futures contract at any time during the option period.

    A Fund may use futures contracts and options on futures in an effort to hedge against market risks and, in the case of International Fund, as part of its management of foreign currency transactions. In addition, Equity Index Fund may use stock index futures and options on futures to maintain sufficient liquidity to meet redemption requests, to increase the level of Fund assets devoted to replicating the composition of the S&P 500, and to reduce transaction costs.

    Aggregate initial margin deposits for futures contracts, and premiums paid for related options, may not exceed 5% of a Fund's total assets, and the value of securities that are the subject of such futures and options (both for receipt and delivery) may not exceed 1/3 of the market value of a Fund's total assets. Futures transactions will be limited to the extent necessary to maintain each Fund's qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended.

    Where a Fund is permitted to purchase options on futures, its potential loss is limited to the amount of the premiums paid for the options. As stated above, this amount may not exceed 5% of a Fund's total assets. Where a Fund is permitted to enter into futures contracts obligating it to purchase securities, currency or an index in the future at a specified price, such Fund could lose 100% of its net assets in connection therewith if it engaged extensively in such transactions and if the market value or index value of the subject securities, currency or index at the delivery or settlement date fell to zero for all contracts into which a Fund was permitted to enter. Where a Fund is permitted to enter into futures contracts obligating it to sell securities or currencies (as is the case with respect only to International Fund), its potential losses are unlimited if it does not own the securities or currencies covered by the contracts and it is unable to close out the contracts prior to the settlement date.

    Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

    FIXED INCOME SECURITIES
    The fixed income securities in which Stock Fund, Equity Income Fund, Diversified Growth Fund, Emerging Growth Fund, Regional Equity Fund, Special Equity Fund, Technology Fund, Health Sciences Fund and Real Estate Securities Fund may invest include securities issued or guaranteed by the United States Government or its agencies or instrumentalities, nonconvertible preferred stocks, nonconvertible corporate debt securities, and short-term obligations of the kinds described above under "-- Cash Items." Investments in nonconvertible preferred stocks and nonconvertible corporate debt securities will be limited to securities which are rated at the time of purchase not less than BBB by Standard & Poor's or Baa by Moody's (or equivalent short-term ratings), or which have been assigned an equivalent rating by another nationally recognized statistical rating organization, or which are of comparable quality in the judgment of the Adviser. Obligations rated BBB, Baa or their equivalent, although investment grade, have speculative characteristics and carry a somewhat higher risk of default than obligations rated in the higher investment grade categories.

    In addition, Equity Income Fund may invest up to 25% of its total assets, and each of the other Funds may invest up to 5% of its net assets, in less than investment grade convertible debt obligations. For a description of such obligations and the risks associated therewith, see "Investment Objectives and Policies -- Equity Income Fund."

    The fixed income securities specified above, as well as the fixed income securities in which Balanced Fund and Asset Allocation Fund may invest as described under "Investment Objectives and Policies," are subject to (i) interest rate risk (the risk that increases in market interest rates will cause declines in the value of debt securities held by a Fund); (ii) credit risk (the risk that the issuers of debt securities held by a Fund default in making required payments); and (iii) call or prepayment risk (the risk that a borrower may exercise the right to prepay a debt obligation before its stated maturity, requiring a Fund to reinvest the prepayment at a lower interest rate).

    FOREIGN SECURITIES

    GENERAL. Under normal market conditions International Fund invests at least 65% of its total assets in equity securities which trade in markets other than the United States. In addition, the other Funds (excluding Equity Index Fund, Asset Allocation Fund, and Regional Equity Fund) may invest lesser proportions of their assets in securities of foreign issuers which are either listed on a United States securities exchange or represented by American Depositary Receipts.

    Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of United States domestic issuers. These risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation, and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Foreign securities also may be subject to greater fluctuations in price than securities issued by United States corporations. The principal markets on which these securities trade may have less volume and liquidity, and may be more volatile, than securities markets in the United States.

    In addition, there may be less publicly available information about a foreign company than about a United States domiciled company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to United States domestic companies. There is also generally less government regulation of securities exchanges, brokers and listed companies abroad than in the United States. Confiscatory taxation or diplomatic developments could also affect investment in those countries. In addition, foreign branches of United States banks, foreign banks and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of United States banks and United States domestic issuers.

    AMERICAN DEPOSITARY RECEIPTS AND EUROPEAN DEPOSITARY RECEIPTS. For many foreign securities, United States dollar-denominated American Depositary Receipts, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. American Depositary Receipts represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. American Depositary Receipts do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in American Depositary Receipts rather than directly in foreign issuers' stock, a Fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for many American Depositary Receipts. The information available for American Depositary Receipts is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. International Fund also may invest in European Depositary Receipts, which are receipts evidencing an arrangement with a European bank similar to that for American Depositary Receipts and which are designed for use in the European securities markets. European Depositary Receipts are not necessarily denominated in the currency of the underlying security.

    Certain American Depositary Receipts and European Depositary Receipts, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of the facilities while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders in respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through voting rights.

    FOREIGN CURRENCY TRANSACTIONS
    International Fund invests in securities which are purchased and sold in foreign currencies. The value of its assets as measured in United States dollars therefore may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. International Fund also will incur costs in converting United States dollars to local currencies, and vice versa.

    International Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date certain at a specified price. These forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers.

    International Fund may enter into forward currency contracts in order to hedge against adverse movements in exchange rates between currencies. It may engage in "transaction hedging" to protect against a change in the foreign currency exchange rate between the date the Fund contracts to purchase or sell a security and the settlement date, or to "lock in" the United States dollar equivalent of a dividend or interest payment made in a foreign currency. It also may engage in "portfolio hedging" to protect against a decline in the value of its portfolio securities as measured in United States dollars which could result from changes in exchange rates between the United States dollar and the foreign currencies in which the portfolio securities are purchased and sold. International Fund also may hedge its foreign currency exchange rate risk by engaging in currency financial futures and options transactions.

    Although a foreign currency hedge may be effective in protecting the Fund from losses resulting from unfavorable changes in exchanges rates between the United States dollar and foreign currencies, it also would limit the gains which might be realized by the Fund from favorable changes in exchange rates. The Sub-Adviser's decision whether to enter into currency hedging transactions will depend in part on its view regarding the direction and amount in which exchange rates are likely to move. The forecasting of movements in exchange rates is extremely difficult, so that it is highly uncertain whether a hedging strategy, if undertaken, would be successful. To the extent that the Sub-Adviser's view regarding future exchange rates proves to have been incorrect, International Fund may realize losses on its foreign currency transactions.

    International Fund does not intend to enter into forward currency contracts or maintain a net exposure in such contracts where it would be obligated to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency.

    MORTGAGE-BACKED SECURITIES
    With respect to the fixed income portion of its portfolio, Balanced Fund may invest in mortgage-backed securities which are Agency Pass-Through Certificates or collateralized mortgage obligations ("CMOs"), as described below.

    Agency Pass-Through Certificates are mortgage pass-through certificates representing undivided interests in pools of residential mortgage loans. Distribution of principal and interest on the mortgage loans underlying an Agency Pass-Through Certificate is an obligation of or guaranteed by Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), or the Federal Home Loan Mortgage Corporation ("FHLMC"). The obligation of GNMA with respect to such certificates is backed by the full faith and credit of the United States, while the obligations of FNMA and FHLMC with respect to such certificates rely solely on the assets and credit of those entities. The mortgage loans underlying GNMA certificates are partially or fully guaranteed by the Federal Housing Administration or the Veterans Administration, while the mortgage loans underlying FNMA certificates and FHLMC certificates are conventional mortgage loans which are, in some cases, insured by private mortgage insurance companies. Agency Pass-Through Certificates may be issued in a single class with respect to a given pool of mortgage loans or in multiple classes.

    CMOs are debt obligations typically issued by a private special-purpose entity and collateralized by residential or commercial mortgage loans or Agency Pass-Through Certificates. Balanced Fund will invest only in CMOs which are rated in one of the four highest rating categories by a nationally recognized statistical rating organization or which are of comparable quality in the judgment of the Adviser. Because CMOs are debt obligations of private entities, payments on CMOs generally are not obligations of or guaranteed by any governmental entity, and their ratings and creditworthiness typically depend, among other factors, on the legal insulation of the issuer and transaction from the consequences of a sponsoring entity's bankruptcy. CMOs generally are issued in multiple classes, with holders of each class entitled to receive specified portions of the principal payments and prepayments and/or of the interest payments on the underlying mortgage loans. These entitlements can be specified in a wide variety of ways, so that the payment characteristics of various classes may differ greatly from one another. Examples of the more common classes are provided in the Statement of Additional Information. The CMOs in which the Fund may invest include classes which are subordinated in right of payment to other classes, as long as they have the required rating referred to above.

    It generally is more difficult to predict the effect of changes in market interest rates on the return on mortgaged-backed securities than to predict the effect of such changes on the return of a conventional fixed-rate debt instrument, and the magnitude of such effects may be greater in some cases. The return on interest-only and principal-only mortgage-backed securities is particularly sensitive to changes in interest rates and prepayment speeds. When interest rates decline and prepayment speeds increase, the holder of an interest-only mortgage-backed security may not even recover its initial investment. Similarly, the return on an inverse floating rate CMO is likely to decline more sharply in periods of increasing interest rates than that of a fixed-rate security. For these reasons, interest-only, principal-only and inverse floating rate mortgage-backed securities generally have greater risk than more conventional classes of mortgage-backed securities. Balanced Fund will not invest more than 10% of its total fixed income assets in interest-only, principal-only or inverse floating rate mortgage backed securities.

    ASSET-BACKED SECURITIES
    With respect to the fixed income portion of its portfolio, Balanced Fund may invest in asset-backed securities. Asset-backed securities generally constitute interests in, or obligations secured by, a pool of receivables other than mortgage loans, such as automobile loans and leases, credit card receivables, home equity loans and trade receivables. Asset-backed securities generally are issued by a private special-purpose entity. Their ratings and creditworthiness typically depend on the legal insulation of the issuer and transaction from the consequences of a sponsoring entity's bankruptcy, as well as on the credit quality of the underlying receivables and the amount and credit quality of any third-party credit enhancement supporting the underlying receivables or the asset-backed securities. Asset-backed securities and their underlying receivables generally are not issued or guaranteed by any governmental entity.

    BANK INSTRUMENTS
    The bank instruments in which Balanced Fund may invest include time and savings deposits, deposit notes and bankers acceptances (including certificates of deposit) in commercial or savings banks. They also include Eurodollar Certificates of Deposit issued by foreign branches of United States or foreign banks; Eurodollar Time Deposits, which are United States dollar-denominated deposits in foreign branches of United States or foreign banks; and Yankee Certificates of Deposit, which are United States dollar-denominated certificates of deposit issued by United States branches of foreign banks and held in the United States. For a description of certain risks of investing in foreign issuers' securities, see "-- Foreign Securities" above. In each instance, Balanced Fund may only invest in bank instruments issued by an institution which has capital, surplus and undivided profits of more than $100 million or the deposits of which are insured by the Bank Insurance Fund or the Savings Association Insurance Fund.

    PORTFOLIO TRANSACTIONS
    Portfolio transactions in the over-the-counter market will be effected with market makers or issuers, unless better overall price and execution are available through a brokerage transaction. It is anticipated that most portfolio transactions involving debt securities will be executed on a principal basis. Also, with respect to the placement of portfolio transactions with securities firms, subject to the overall policy to seek to place portfolio transactions as efficiently as possible and at the best price, research services and placement of orders by securities firms for a Fund's shares may be taken into account as a factor in placing portfolio transactions for the Fund.

    PORTFOLIO TURNOVER
    Although the Funds do not intend generally to trade for short-term profits, they may dispose of a security without regard to the time it has been held when such action appears advisable to the Adviser or, in the case of International Fund, the Sub-Adviser. The portfolio turnover rate for a Fund may vary from year to year and may be affected by cash requirements for redemptions of shares. High portfolio turnover rates generally would result in higher transaction costs and could result in additional tax consequences to a Fund's shareholders.

    INVESTMENT RESTRICTIONS
    The fundamental and nonfundamental investment restrictions of the Funds are set forth in full in the Statement of Additional Information. The fundamental restrictions include the following:

    * None of the Funds will borrow money, except from banks for temporary or emergency purposes. The amount of such borrowing may not exceed 10% of the borrowing Fund's total assets, except for Asset Allocation Fund, which may borrow in amounts not to exceed 33-1/3% of its total assets. None of the Funds will borrow money for leverage purposes. For the purpose of this investment restriction, the use of options and futures transactions and the purchase of securities on a when-issued or delayed-delivery basis shall not be deemed the borrowing of money. If a Fund engages in borrowing, its share price may be subject to greater fluctuation, and the interest expense associated with the borrowing may reduce the Fund's net income.

    * None of the Funds will mortgage, pledge or hypothecate its assets, except in an amount not exceeding 15% of the value of its total assets to secure temporary or emergency borrowing.

    *   None of the Funds will make short sales of securities.

    * None of the Funds will purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions and except, in the case of Emerging Growth Fund, Technology Fund, and International Fund, as may be necessary to make margin payments in connection with foreign currency futures and other derivative transactions.

A fundamental policy or restriction, including those stated above, cannot be changed without an affirmative vote of the holders of a "majority" of the outstanding shares of the applicable Fund, as defined in the 1940 Act.

As a nonfundamental policy, none of the Funds will invest more than 15% of its net assets in all forms of illiquid investments, as determined pursuant to applicable Securities and Exchange Commission rules and interpretations.
Section 4(2) commercial paper and Rule 144A securities may be determined to be "liquid" under guidelines adopted by the Board of Directors. Investing in Rule 144A securities could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

INFORMATION CONCERNING COMPENSATION PAID TO FIRST TRUST NATIONAL
ASSOCIATION AND ITS AFFILIATES
First Trust National Association ("First Trust") may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 ("ERISA") which invest in the Fund. This section sets forth information concerning compensation that First Trust and its affiliates may receive from the Fund.

First Trust, as custodian for the assets of the Funds, receives the custodian fees specified herein under the caption "Management -- Custodian."

First Bank National Association, which is under common ownerhship with First Trust, acts as investment adviser to the Funds and receives the advisory fees specified herein under the caption "Management -- Investment Adviser."

First Trust also may act as securities lending agent in connection with the Funds' securities lending transactions and receive, as compensation for such services, fees equal to 40% of the Funds' income from such securities lending transactions.




FIRST AMERICAN INVESTMENT FUNDS, INC.
Oaks, Pennsylvania 19456

INVESTMENT ADVISER
FIRST BANK NATIONAL ASSOCIATION
601 Second Avenue South
Minneapolis, Minnesota 55402

CUSTODIAN
FIRST TRUST NATIONAL ASSOCIATION
180 East Fifth Street
St. Paul, Minnesota 55101

DISTRIBUTOR
SEI FINANCIAL SERVICES COMPANY
Oaks, Pennsylvania 19456

ADMINISTRATOR
SEI FINANCIAL MANAGEMENT
CORPORATION
Oaks, Pennsylvania 19456

TRANSFER AGENT
DST SYSTEMS, INC.
1004 Baltimore
Kansas City, Missouri 64105

INDEPENDENT AUDITORS
KPMG PEAT MARWICK LLP
90 South Seventh Street
Minneapolis, Minnesota 55402

COUNSEL
DORSEY & WHITNEY LLP
220 South Sixth Street
Minneapolis, Minnesota 55402



FAIF-1503 (1/97)I





FIRST AMERICAN INVESTMENT FUNDS, INC.

FIXED INCOME FUNDS
RETAIL CLASSES

Limited Term                                             Fixed Income Fund
Income Fund
                                                         Intermediate Government
Intermediate Term                                        Bond Fund
Income Fund

                                   PROSPECTUS

                                                                JANUARY 31, 1997

[LOGO] FIRST AMERICAN FUNDS
       THE POWER OF DISCIPLINED INVESTING


TABLE OF CONTENTS

                                      PAGE

SUMMARY                                 4
FEES AND EXPENSES                       6
Class A Share Fees and Expenses         6
Class B Share Fees and Expenses         8
Information Concerning Fees and
Expenses                               10
FINANCIAL HIGHLIGHTS                   12
THE FUNDS                              14
INVESTMENT OBJECTIVES AND
POLICIES                               14
Limited Term Income Fund,
Intermediate Term Income Fund,
and Fixed Income Fund                  15
Intermediate Government Bond Fund      17
Risks to Consider                      18
MANAGEMENT                             20
Investment Adviser                     20
Portfolio Managers                     21
Custodian                              21
Administrator                          21
Transfer Agent                         22
DISTRIBUTOR                            22
INVESTING IN THE FUNDS                 23
Share Purchases                        23
Minimum Investment Required            24
Alternative Sales Charge Options       25
Systematic Exchange Program            30
Systematic Investment Program          30
Exchanging Securities for Fund
Shares                                 30
Certificates and Confirmations         30
Dividends and Distributions            31
Exchange Privilege                     31
REDEEMING SHARES                       33
By Telephone                           33
By Mail                                34
By Systematic Withdrawal Program       34
Redemption Before Purchase
Instruments Clear                      35
Accounts with Low Balances             35
DETERMINING THE PRICE OF SHARES        35
Determining Net Asset Value            36
Foreign Securities                     36
FEDERAL INCOME TAXES                   37
General                                37
State and Local Taxation               38
FUND SHARES                            38
CALCULATION OF PERFORMANCE DATA        38
SPECIAL INVESTMENT METHODS             40
Bank Instruments                       40
Asset-Backed Securities                40
Foreign Securities                     40
Mortgage-Backed Securities             41
Repurchase Agreements                  43
When-Issued and Delayed-Delivery
Transactions                           43
Lending of Portfolio Securities        44
Options Transactions                   44
Portfolio Transactions                 45
Portfolio Turnover                     46
Investment Restrictions                46
Information Concerning
Compensation Paid to First Trust
National Association and
Its Affiliates                         47


FIRST AMERICAN INVESTMENT FUNDS, INC.
Oaks, Pennsylvania 19456

RETAIL CLASSES PROSPECTUS

    The shares described in this Prospectus represent interests in First American Investment Funds, Inc., which consists of mutual funds with several different investment portfolios and objectives. This Prospectus relates to the Class A and Class B Shares of the following funds (the "Funds"):

    *  LIMITED TERM INCOME FUND            *  FIXED INCOME FUND
    *  INTERMEDIATE TERM INCOME FUND       *  INTERMEDIATE GOVERNMENT BOND FUND


    SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, INCLUDING FIRST BANK NATIONAL ASSOCIATION AND ANY OF ITS AFFILIATES, NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, DUE TO FLUCTUATIONS IN EACH FUND'S NET ASSET VALUE.

    This Prospectus concisely sets forth information about the Funds that a prospective investor should know before investing. It should be read and retained for future reference.

    A Statement of Additional Information dated January 31, 1997 for the Funds has been filed with the Securities and Exchange Commission and is incorporated in its entirety by reference in this Prospectus. To obtain copies of the Statement of Additional Information at no charge, or to obtain other information or make inquiries about the Funds, call (800) 637-2548 or write SEI Financial Services Company, Oaks, Pennsylvania 19456.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The date of this Prospectus is January 31, 1997.


SUMMARY

    First American Investment Funds, Inc. ("FAIF") is an open-end investment company which offers shares in several different mutual funds. This Prospectus provides information with respect to the Class A and Class B Shares of the following funds (the "Funds"):

    LIMITED TERM INCOME FUND has an objective of providing current income while attempting to provide a high degree of principal stability. This Fund invests in investment grade debt securities, at least 65% of which are United States Government obligations and corporate debt obligations and mortgage-backed and asset-backed securities rated at least A by Standard & Poor's or Moody's or which have been assigned an equivalent rating by another nationally recognized statistical rating organization. Under normal market conditions, the weighted average maturity of the securities held by this Fund will range from 6 months to 2 years.

    INTERMEDIATE TERM INCOME FUND has an objective of providing current income to the extent consistent with preservation of capital. This Fund generally invests in the same kinds of debt securities as Limited Term Income Fund. Under normal market conditions, the weighted average maturity of the securities held by this Fund will range from 2 to 7 years.

    FIXED INCOME FUND has an objective of providing a high level of current income consistent with limited risk to capital. This Fund generally invests in the same kinds of debt securities as Limited Term Income Fund. Under normal market conditions, the weighted average maturity of the securities held by this Fund will not exceed 15 years.

    INTERMEDIATE GOVERNMENT BOND FUND has an objective of providing current income to the extent consistent with preservation of capital. Under normal market conditions, this Fund invests at least 65% of its total assets in securities issued or guaranteed by the United States Government and its agencies and instrumentalities. Under normal market conditions, the weighted average maturity of the securities held by this Fund will range from 2 to 7 years.

    At the present time, Class B Shares are offered only with respect to Fixed Income Fund.

    INVESTMENT ADVISER First Bank National Association (the "Adviser") serves as investment adviser to each of the Funds. See "Management."

    DISTRIBUTOR; ADMINISTRATOR SEI Financial Services Company (the "Distributor") serves as the distributor of the Funds' shares. SEI Financial Management Corporation (the "Administrator") serves as the administrator of the Funds. See "Management" and "Distributor."

    OFFERING PRICES Class A Shares of the Funds are sold at net asset value plus a maximum sales charge of 2.00% for Limited Term Income Fund, 3.00% for Intermediate Government Bond Fund, and 3.75% for Intermediate Term Income Fund and Fixed Income Fund. These sales charges are reduced on purchases of $50,000 or more. Purchases of $1 million or more of Class A Shares are not subject to an initial sale charge, but a contingent deferred sales charge of 1.00% will be imposed on such purchases in the event of redemption within 24 months following the purchase. Class A Shares of the Funds otherwise are redeemed at net asset value without any additional charge. Class A Shares of each Fund are subject to a shareholder servicing fee computed at an annual rate of 0.25% of the average daily net assets of that class. See "Investing in the Funds -- Alternative Sales Charge Options." Class B Shares of the Funds are sold at net asset value without an initial sales charge. Class B Shares of each Fund are subject to Rule 12b-1 distribution and shareholder servicing fees computed at an annual rate totaling 1.00% of the average daily net assets of that class. If Class B Shares are redeemed within six years after purchase, they are subject to a contingent deferred sales charge declining from 5.00% in the first year to zero after six years. Class B Shares automatically convert into Class A Shares approximately eight years after purchase. See "Investing in the Funds -- Alternative Sales Charge Options."

    MINIMUM INITIAL AND SUBSEQUENT INVESTMENTS The minimum initial investment is $1,000 ($250 for IRAs) for each Fund. Subsequent investments must be $100 or more. Regular investment in the Funds is simplified through the Systematic Investment Program through which monthly purchases of $100 or more are possible. See "Investing in the Funds -- Minimum Investment Required" and "-- Systematic Investment Program."

    EXCHANGES Shares of any Fund may be exchanged for the same class of shares of other funds in the FAIF family at the shares' respective net asset values with no additional charge. See "Investing in the Funds -- Exchange Privilege."

    REDEMPTIONS Shares of each Fund may be redeemed at any time at their net asset value next determined after receipt of a redemption request by the Funds' transfer agent, less any applicable contingent deferred sales charge. Each Fund may, upon 60 days written notice, redeem an account if the account's net asset value falls below $500. See "Investing in the Funds" and "Redeeming Shares."

    RISKS TO CONSIDER Each of the Funds is subject to (i) interest rate risk (the risk that increases in market interest rates will cause declines in the value of debt securities held by a Fund); (ii) credit risk (the risk that the issuers of debt securities held by a Fund default in making required payments); and (iii) call or prepayment risk (the risk that a borrower may exercise the right to prepay a debt obligation before its stated maturity, requiring a Fund to reinvest the prepayment at a lower interest rate). In addition, those Funds which may invest in mortgage-backed securities are subject to certain additional risks associated with investing in securities representing interests in, or secured by, pools of residential mortgage loans. The Funds also may, in order to attempt to reduce risk, invest in exchange traded put and call options on interest rate futures contracts and on interest rate indices. See "Investment Objectives and Policies -- Risks to Consider" and "Special Investment Methods."

    SHAREHOLDER INQUIRIES Any questions or communications regarding the Funds or a shareholder account should be directed to the Distributor by calling (800) 637-2548, or to the financial institution which holds shares on an investor's behalf.


FEES AND EXPENSES

CLASS A SHARE FEES AND EXPENSES

                                        LIMITED                                    INTERMEDIATE
                                         TERM      INTERMEDIATE     FIXED           GOVERNMENT
                                        INCOME      TERM INCOME    INCOME              BOND
                                         FUND           FUND        FUND               FUND
SHAREHOLDER TRANSACTION EXPENSES
Maximum sales load imposed on
purchases (as a percentage of
offering price)(1)                       2.00%           3.75%       3.75%             3.00%
Maximum sales load imposed on
reinvested dividends                     None            None        None               None
Deferred sales load                      None            None        None               None
Redemption fees                          None            None        None               None
Exchange fees                            None            None        None               None
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Investment advisory fees (after
voluntary fee waivers)(2)                0.46%           0.52%       0.53%              0.52%
Rule 12b-1 fees(2)                          0%              0%       0.25%(3)              0%
Other expenses (after voluntary
fee waivers and reimbursements)(2)       0.14%           0.18%       0.17%              0.18%
Total fund operating expenses (after
voluntary fee waivers and
reimbursements)(2)                       0.60%           0.70%       0.95%              0.70%
EXAMPLE(4)
You would pay the following expenses on a $1,000 investment, assuming (i) the maximum applicable sales charge for all funds; (ii) a 5% annual return; and
(iii) redemption at the end of each time period:
 1 year                                   $26            $ 44        $ 47               $ 37
 3 years                                  $39            $ 59        $ 67               $ 52
 5 years                                  $53            $ 75        $ 88               $ 68
10 years                                  $94            $121        $150               $114

(1) The rules of the Securities and Exchange Commission require that the maximum sales charge be reflected in the above table. However, certain investors may qualify for reduced sales charges. Purchases of $1 million or more of Class A Shares are not subject to an initial sales charge, but a contingent deferred sales charge of 1.00% will be imposed on such purchases in the event of redemption within 24 months following the purchase. See "Investing in the Funds -- Alternative Sales Charge Options."

(2) The Adviser, the Distributor and the Administrator intend to waive a portion of their fees and/or reimburse expenses on a voluntary basis, and the amounts shown reflect these waivers and reimbursements as of the date of this Prospectus. Each of these persons intends to maintain such waivers and reimbursements in effect for the current fiscal year but reserves the right to discontinue such waivers and reimbursements at any time in its sole discretion. Absent any fee waivers, investment advisory fees for each Fund as an annualized percentage of average daily net assets would be 0.70%; Rule 12b-1 fees calculated on such basis would be 0.25%; and total fund operating expenses calculated on such basis would be 1.09% for Limited Term Income Fund, 1.13% for Intermediate Term Income Fund, 1.12% for Fixed Income Fund and 1.10% for Intermediate Government Bond Fund. Other expenses includes an administration fee.

(3) Of this amount, 0.25% is designated as a shareholder servicing fee and none as a distribution fee.

(4) Absent the fee waivers and reimbursements referred to in (2) above, the dollar amounts for the 1, 3, 5 and 10-year periods would be as follows:
    Limited Term Income Fund, $31, $54, $79 and $150; Intermediate Term Income Fund, $49, $72, $97 and $170; Fixed Income Fund, $48, $72, $97 and $169; and
    Intermediate Government Bond Fund, $41, $64, $89 and $160.


CLASS B SHARE FEES AND EXPENSES

                                         LIMITED                                     INTERMEDIATE
                                          TERM        INTERMEDIATE     FIXED          GOVERNMENT
                                         INCOME       TERM INCOME     INCOME             BOND
                                          FUND            FUND         FUND              FUND
SHAREHOLDER TRANSACTION EXPENSES
Maximum sales load imposed on
purchases (as a percentage of
offering price)                           None            None         None              None
Maximum sales load imposed on
reinvested dividends                      None            None         None              None
Maximum contingent deferred sales
charge (as a percentage of original
purchase price or redemption
proceeds, as applicable)                  5.00%           5.00%        5.00%             5.00%
Redemption fees                           None            None         None              None
Exchange fees                             None            None         None              None
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Investment advisory fees (after
voluntary fee waivers and
reimbursements)(1)                        0.46%           0.52%        0.53%             0.52%
Rule 12b-1 fees                           1.00%(2)        1.00%(2)     1.00%(2)          1.00 %(2)
Other expenses (after voluntary fee
waivers and reimbursements)(1)            0.14%           0.18%        0.17%             0.18%
Total fund operating expenses (after
voluntary fee waivers and
reimbursements)(1)                        1.60%           1.70%        1.70%             1.70%
EXAMPLE:
ASSUMING REDEMPTION(3)
You would pay the following expenses on a $1,000 investment, assuming (i) a 5%
annual return; (ii) redemption at the end of each time period; and (iii) payment of the maximum applicable contingent deferred sales charge of 5% in year 1, 4%
in year 3, 2% in year 5, and automatic conversion at the end of year 8:
 1 year                                   $ 66            $ 67         $ 67              $ 67
 3 years                                  $ 90            $ 94         $ 94              $ 94
 5 years                                  $107            $112         $112              $112
10 years                                  $163            $174         $181              $174
ASSUMING NO REDEMPTION(4)
You would pay the following expenses on the same investment, assuming no redemption:
 1 year                                   $ 16            $ 17         $ 17              $ 17
 3 years                                  $ 50            $ 54         $ 54              $ 54
 5 years                                  $ 87            $ 92         $ 92              $ 92
10 years                                  $163            $174         $181              $174

(1) The Adviser and the Administrator intend to waive a portion of their fees and/or reimburse expenses on a voluntary basis, and the amounts shown reflect these waivers and reimbursements as of the date of this Prospectus. Each of these persons intends to maintain such waivers and reimbursements in effect for the current fiscal year but reserves the right to discontinue such waivers and reimbursements at any time in its sole discretion. Absent any fee waivers, investment advisory fees for each Fund as an annualized percentage of average daily net assets would be 0.70%; and total fund operating expenses calculated on such basis would be 1.84% for Limited Term Income Fund, 1.88% for Intermediate Term Income Fund, 1.87% for Fixed Income Fund and 1.85% for Intermediate Government Bond Fund. Other expenses includes an administration fee.

(2) Of this amount, 0.25% is designated as a shareholder servicing fee and 0.75% as a distribution fee.

(3) Absent the fee waivers and reimbursements referred to in (1) above, the dollar amounts for the 1, 3, 5 and 10-year periods would be as follows:
    Limited Term Income Fund, $69, $98, $120 and $196; Intermediate Term Income Fund, $69, $99, $122 and $201; Fixed Income Fund, $69, $99, $121 and $199;
    and Intermediate Government Bond Fund, $69, $98, $120 and $197.

(4) Absent the fee waivers and reimbursements referred to in (1) above, the dollar amounts for the 1, 3, 5 and 10-year periods would be as follows:
    Limited Term Income Fund, $19, $58, $100 and $196; Intermediate Term Income Fund, $19, $59, $102 and $201; Fixed Income Fund, $19, $59, $101 and $199;
    and Intermediate Government Bond Fund, $19, $58, $100 and $197.


    INFORMATION CONCERNING FEES AND EXPENSES
    The purpose of the preceding tables is to assist the investor in understanding the various costs and expenses that an investor in a Fund may bear directly or indirectly. THE EXAMPLES CONTAINED IN THE TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The information set forth in the foregoing tables and examples relates only to the Class A and Class B Shares of the Funds. The Funds also offer Class C Shares which are subject to the same expenses except that they bear no sales loads, distribution fees or shareholder servicing fees.

    The examples in the above tables are based on projected annual Fund operating expenses after voluntary fee waivers and expense reimbursements by the Adviser, the Distributor and the Administrator. Although these persons intend to maintain such waivers in effect for the current fiscal year, any such waivers are voluntary and may be discontinued at any time. Prior to fee waivers, investment advisory fees accrue at the annual rate as a percentage of average daily net assets of 0.70% for each of the Funds.

    The Class A Shares of each Fund pay shareholder servicing fees to the Distributor in an amount equaling 0.25% per year of each such class's average daily net assets, and the Class B Shares of each Fund bear distribution and shareholder servicing fees totaling 1.00% per year of each such class's average daily net assets. The Distributor also receives the sales charge for distributing the Funds' Class A Shares. Due to the distribution and shareholder servicing fees paid by these classes of shares, long-term shareholders may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by NASD rules. For additional information, see "Distributor."

    Other expenses include fees paid by each Fund to the Administrator for providing various services necessary to operate the Funds. These include shareholder servicing and certain accounting and other services. The Administrator provides these services for a fee calculated at an annual rate of 0.12% of average daily net assets of each Fund subject to a minimum of $50,000 per Fund per fiscal year; provided, that to the extent that the aggregate net assets of all First American funds exceed $8 billion, the percentage stated above is reduced to 0.105%. Other expenses of the Funds also includes the cost of maintaining shareholder records, furnishing shareholder statements and reports, and other services. Investment advisory fees, administrative fees and other expenses are reflected in the Funds' daily dividends and are not charged to individual shareholder accounts.


FINANCIAL HIGHLIGHTS

    The following audited financial highlights should be read in conjunction with the Funds' financial statements, the related notes thereto and the independent auditors' report of KPMG Peat Marwick LLP appearing in FAIF's annual report to shareholders for the year ended September 30, 1996. Further information about the Funds' performance is contained in such annual report to shareholders, which may be obtained without charge by calling (800) 637-2548 or by writing SEI Financial Services Company, Oaks, Pennsylvania 19456.

For the periods ended September 30,
For a share outstanding throughout the period


                                                 REALIZED AND
                                                  UNREALIZED     DIVIDENDS
              NET ASSET VALUE        NET          GAINS OR       FROM NET
                BEGINNING OF     INVESTMENT      (LOSSES) ON    INVESTMENT
                   PERIOD          INCOME        INVESTMENTS      INCOME

LIMITED TERM INCOME FUND
Class A
1996               $ 9.92           $0.58          $(0.01)        $(0.58)
1995                 9.85            0.56            0.07          (0.56)
1994                10.06            0.44           (0.22)         (0.43)
1993(1)             10.00            0.29            0.07          (0.30)
INTERMEDIATE TERM INCOME FUND
Class A
1996               $ 9.94           $0.55          $  --          $(0.55)
1995                 9.55            0.59            0.38          (0.58)
1994                10.22            0.46           (0.56)         (0.46)
1993(1)             10.00            0.41            0.29          (0.41)
FIXED INCOME FUND
Class A
1996               $10.98           $0.61          $(0.11)        $(0.61)
1995                10.37            0.66            0.61          (0.63)
1994                11.38            0.57           (0.89)         (0.57)
1993                11.13            0.62            0.36          (0.61)
1992                10.59            0.66            0.60          (0.66)
1991(2)             10.01            0.65            0.58          (0.65)
1990(3)             10.44            0.74           (0.26)         (0.74)
1989(3)             10.13            0.74            0.31          (0.74)
1988(3)(4)          10.03            0.62            0.13          (0.65)
Class B
1996               $10.94           $0.52          $(0.11)        $(0.53)
1995                10.35            0.58            0.60          (0.56)
1994(5)             10.54            0.08           (0.17)         (0.10)
INTERMEDIATE GOVERNMENT BOND FUND
Class A
1996               $ 9.29           $0.54          $(0.10)        $(0.54)
1995                 8.98            0.54            0.31          (0.54)
1994                 9.52            0.41           (0.51)         (0.39)
1993                10.18            0.44            0.02          (0.44)
1992                10.25            0.60            0.28          (0.60)
1991(2)             10.01            0.65            0.24          (0.65)
1990(3)             10.05            0.75           (0.04)         (0.75)
1989(3)              9.99            0.74            0.06          (0.74)
1988(3)(4)          10.03            0.58           (0.01)         (0.61)

*Total return excludes sales charges.

+Returns, excluding sales charges, are for the period indicated and have not been annualized.

(1) Commenced operations on December 14, 1992. All ratios for the period have been annualized.

(2) On September 3, 1991, the Board of Directors of FAIF approved a change in FAIF's fiscal year end from October 31 to September 30, effective September 30, 1991. All ratios for the period have been annualized.


                       [WIDE TABLE CONTINUED FROM ABOVE]

                                                                                                           RATIO OF
                                                                                         RATIO OF NET    EXPENSES TO
                                                                           RATIO OF       INVESTMENT     AVERAGE NET
         DISTRIBUTIONS     NET ASSET                    NET ASSETS END   EXPENSES TO       INCOME TO       ASSETS
         FROM CAPITAL      VALUE END                      OF PERIOD      AVERAGE NET      AVERAGE NET    (EXCLUDING      PORTFOLIO
            GAINS          OF PERIOD   TOTAL RETURN*        (000)           ASSETS          ASSETS         WAIVERS)    TURNOVER RATE
           $    --          $ 9.91          5.93%          $  7,627          0.60%           5.80%           1.09%           61%
                --            9.92          6.57              9,977          0.60            5.60            1.22           120
                --            9.85          2.21              9,509          0.60            4.17            1.23            48
                --           10.06          3.61+           121,800          0.60            3.61            1.27           104

           $  (0.01)        $ 9.93          5.63%          $  2,213          0.70%           5.43%           1.13%          161%
                --            9.94         10.51              2,437          0.70            5.97            1.19            69
              (0.11)          9.55         (1.05)             3,208          0.69            2.48            1.24           177
              (0.07)         10.22          7.21+            67,291          0.70            4.90            1.29           163

           $  (0.10)        $10.77          4.64%          $  8,332          0.95%           5.55%           1.12%          108%
              (0.03)         10.98         12.78              7,853          0.86            6.14            1.19           106
              (0.12)         10.37         (2.92)             8,028          0.68            3.83            1.06           142
              (0.12)         11.38          9.20             53,601          0.70            5.65            1.14            91
              (0.06)         11.13         12.34              5,645          0.99            6.12            2.68           180
                --           10.59         12.48+             6,045          0.99            6.85            4.11           176
              (0.17)         10.01          5.14              2,209          1.07            7.49            5.46           144
                --           10.44         10.93                555          1.22            7.26           22.44           157
                --           10.13          8.07+               240          0.96            7.18           20.70            93

           $  (0.10)        $10.72          3.93%          $ 16,092          1.70%           4.81%           1.87%          108%
              (0.03)         10.94         11.75              7,280          1.70            5.12            1.94           106
                --           10.35         (0.88)+              115          1.70            4.89            1.92           142

           $    --          $ 9.19          4.85%          $  3,320          0.70%           5.85%           1.10%           29%
                --            9.29          9.82              2,860          0.70            6.10            1.22            17
              (0.05)          8.98         (1.13)             1,977          0.53            4.49            2.14            74
              (0.68)          9.52          4.99              3,716          0.71            4.00            4.73           182
              (0.35)         10.18          8.88                589          0.99            6.03           14.14           101
                --           10.25          9.13+             1,756          0.99            6.99            6.76           100
                --           10.01          7.41              1,573          1.08            7.57            5.55            40
                --           10.05          8.35              1,501          1.19            7.49            9.65            72
                --            9.99          6.18+               375          0.95            6.78           17.20             0

(3) For the period ended October 31.

(4) Commenced operations on December 22, 1987. All ratios for the period have been annualized.

(5) Class B shares have been offered since August 15, 1994. All ratios for the period have been annualized.


THE FUNDS

    FAIF is an open-end management investment company which offers shares in several different mutual funds (collectively, the "FAIF Funds"), each of which evidences an interest in a separate and distinct investment portfolio. Shareholders may purchase shares in each FAIF Fund through three separate classes (Class A, Class B and Class C) which provide for variations in distribution costs, shareholder servicing fees, voting rights and dividends. Except for these differences among classes, each share of each FAIF Fund represents an undivided proportionate interest in that fund. FAIF is incorporated under the laws of the State of Maryland, and its principal offices are located at Oaks, Pennsylvania 19456.

    This Prospectus relates only to the Class A and Class B Shares of the Funds named on the cover hereof. Information regarding the Class C Shares of these Funds and regarding the Class A, Class B and Class C Shares of the other FAIF Funds is contained in separate prospectuses that may be obtained from FAIF's Distributor, SEI Financial Services Company, Oaks, Pennsylvania 19456, or by calling (800) 637-2548. The Board of Directors of FAIF may authorize additional series or classes of common stock in the future.


INVESTMENT OBJECTIVES AND POLICIES

    This section describes the investment objectives and policies of the Funds. There is no assurance that any of these objectives will be achieved. The Funds' investment objectives are not fundamental and therefore may be changed without a vote of shareholders. Such changes could result in a Fund having investment objectives different from those which shareholders considered appropriate at the time of their investment in a Fund. Shareholders will receive written notification at least 30 days prior to any change in a Fund's investment objectives. Each of the Funds is a diversified investment company, as defined in the Investment Company Act of 1940 (the "1940 Act").

    If a percentage limitation on investments by a Fund stated below or in the Statement of Additional Information is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in asset values will not be deemed to violate the limitation except in the case of the limitation on illiquid investments. A Fund which is limited to investing in securities with specified ratings is not required to sell a security if its rating is reduced or discontinued after purchase, but the Fund may consider doing so. However, in no event will more than 5% of any Fund's net assets be invested in non-investment grade securities. Descriptions of the rating categories of Standard & Poor's Corporation ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's") are contained in the Statement of Additional Information.

    This section also contains information concerning certain investment risks borne by Fund shareholders under the heading "-- Risks to Consider." Further information concerning the securities in which the Funds may invest and related matters is set forth under "Special Investment Methods."

    LIMITED TERM INCOME FUND, INTERMEDIATE TERM INCOME FUND,
    AND FIXED INCOME FUND

    OBJECTIVES. Limited Term Income Fund has an objective of providing current income while attempting to provide a high degree of principal stability. Intermediate Term Income Fund has an objective of providing current income to the extent consistent with preservation of capital. Fixed Income Fund has an objective of providing a high level of current income consistent with limited risk to capital.

    INVESTMENT POLICIES. Each of these Funds invests in investment grade debt securities, at least 65% of which are United States Government obligations and corporate debt obligations and mortgage-backed and asset-backed securities rated at least A by Standard & Poor's or Moody's or which have been assigned an equivalent rating by another nationally recognized statistical rating organization.

    Under normal market conditions, the weighted average maturity of the securities held by Limited Term Income Fund will range from 6 months to 2 years; that of Intermediate Term Income Fund will range from 2 to 7 years; and that of Fixed Income Fund will not exceed 15 years.

    These Funds' permitted investments include notes, bonds and discount notes of United States Government agencies or instrumentalities; domestic issues of corporate debt obligations having floating or fixed rates of interest and rated at least BBB by Standard & Poor's or Baa by Moody's, or which have been assigned an equivalent rating by another nationally recognized statistical rating organization, or which are of comparable quality in the judgment of the Adviser; other fixed income securities, including mortgage-backed securities, which are rated in one of the four highest categories by a nationally recognized statistical rating organization or which are of comparable quality in the judgment of the Adviser; and commercial paper which is rated A-1 by Standard & Poor's or P-1 by Moody's or which has been assigned an equivalent rating by another nationally recognized statistical rating organization. Unrated securities deemed to be of comparable quality to rated securities as set forth above will not exceed 10% in the aggregate of the value of the total assets of any of these Funds. At least 65% of the total assets of Fixed Income Fund will be invested in fixed rate obligations.

    Subject to the foregoing limitations, each of these Funds may invest in the following kinds of securities, as described under the related headings under "Special Investment Methods:" (i) mortgage-backed securities (provided that Limited Term Income Fund will not invest in interest-only, principal-only or inverse floating rate mortgage-backed securities, and each of Intermediate Term Income Fund and Fixed Income Fund will not invest more than 10% of its total assets in the aggregate in these kinds of securities); (ii) asset-backed securities; and (iii) bank instruments.

    In addition, each of these Funds may (i) invest up to 15% of its total assets in foreign securities payable in United States dollars; (ii) enter into repurchase agreements; (iii) in order to attempt to reduce risk, invest in exchange traded put and call options on interest rate futures contracts and on interest rate indices; (iv) purchase securities on a when-issued or delayed-delivery basis; and (v) engage in the lending of portfolio securities. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."

    Limited Term Income Fund also may purchase investment-type insurance products such as Guaranteed Investment Contracts ("GICs"). A GIC is a deferred annuity under which the purchaser agrees to pay money to an insurer (either in a lump sum or in installments) and the insurer promises to pay interest at a guaranteed rate for the life of the contract. GICs may have fixed or variable interest rates. A GIC is a general obligation of the issuing insurance company. The purchase price paid for a GIC becomes part of the general assets of the insurer, and the contract is paid at maturity from the general assets of the insurer. In general, GICs are not assignable or transferable without the permission of the issuing insurance companies and can be redeemed before maturity only at a substantial discount or penalty. GICs therefore are usually considered to be illiquid investments. Limited Term Income Fund will purchase only GICs which are obligations of insurance companies with a policyholder's rating of A or better by A.M. Best Company. A description of these ratings is contained in the Statement of Additional Information.

    Although these Funds will not make direct purchases of common or preferred stocks or rights to acquire common or preferred stocks, they may invest in debt securities which are convertible into or exchangeable for, or which carry warrants or other rights to acquire, such stocks. Equity interests acquired through conversion, exchange or exercise of rights to acquire stock will be disposed of by these Funds as soon as practicable in an orderly manner.

    For temporary defensive purposes during times of unusual market conditions, these Funds may without limitation hold cash or invest in cash items. The Funds also may invest not more than 35% of their total assets in cash and cash items in order to utilize assets awaiting normal investment. Cash items may include short-term obligations such as rated commercial paper and variable amount master demand notes; time and savings deposits (including certificates of deposit); bankers acceptances; obligations of the United States Government or its agencies or instrumentalities; repurchase agreements collateralized by eligible investments; and securities of other mutual funds which invest primarily in debt securities with remaining maturities of 13 months or less (which investments also are subject to the advisory fee). Such other mutual funds include money market funds advised by the Adviser, subject to certain restrictions contained in an exemptive order issued by the Securities and Exchange Commission with respect thereto.

    INTERMEDIATE GOVERNMENT BOND FUND

    OBJECTIVE. Intermediate Government Bond Fund has an objective of providing current income to the extent consistent with preservation of capital.

    INVESTMENT POLICIES. Under normal market conditions, Intermediate Government Bond Fund invests at least 65% of its total assets in securities issued or guaranteed by the United States Government and its agencies and instrumentalities. The Fund's share price and yield, however, are not guaranteed or insured by the United States Government or any of its agencies or instrumentalities. Under normal market conditions, the weighted average maturity of the securities held by this Fund will range from 2 to 7 years.

    The types of securities in which the Fund may invest include direct obligations of the United States Treasury, such as United States Treasury bonds, notes and bills. In addition, the Fund may invest in obligations issued or guaranteed as to principal and interest by agencies of the United States Government or by instrumentalities which have been established or sponsored by the United States Government, provided, in each case, that interest on the obligations is excludable from state taxable income by the holders thereof. Such agencies and instrumentalities include, but are not limited to, the Farm Credit System Financial Assistance Corporation, the Federal Home Loan Banks System, the Student Loan Marketing Association and the Tennessee Valley Authority. Obligations issued or guaranteed by some of these agencies or instrumentalities are not guaranteed by the United States Government, but instead rely solely on the assets and credit of the issuing agency or instrumentality. The United States Treasury, agency and instrumentality securities in which the Fund may invest include adjustable rate securities and United States Treasury inflation-protection securities. The principal amount of such inflation-protection securities is adjusted for inflation, and periodic interest payments are an amount equal to a fixed percentage of the inflation-adjusted principal amount.

    In addition, the Fund may (i) enter into repurchase agreements; (ii) in order to attempt to reduce risk, invest in exchange traded put and call options on interest rate futures contracts and on interest rate indices;
    (iii) purchase securities on a when-issued or delayed-delivery basis; and
    (iv) engage in the lending of portfolio securities. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."

    For temporary defensive purposes during times of unusual market conditions, the Fund may without limitation hold cash or invest in short-term government securities maturing within 13 months from the date of purchase; or repurchase agreements with respect to government securities; and securities of other mutual funds which invest primarily in debt securities with remaining maturities of 13 months or less (which investments also are subject to the advisory fee). Such other mutual funds include money market funds advised by the Adviser, subject to certain restrictions contained in an exemptive order issued by the Securities and Exchange Commission with respect thereto.. The Fund also may so invest not more than 35% of its total assets in such investments in order to utilize assets awaiting normal investment. See "Special Investment Methods -- Repurchase Agreements."

    RISKS TO CONSIDER
    An investment in any of the Funds involves certain risks. These include the following:

    INTEREST RATE RISK. Interest rate risk is the risk that the value of a fixed-rate debt security will decline due to changes in market interest rates. Because the Funds invest in fixed-rate debt securities, they are subject to interest rate risk. In general, when interest rates rise, the value of a fixed-rate debt security declines. Conversely, when interest rates decline, the value of a fixed-rate debt security generally increases. Thus, shareholders in the Funds bear the risk that increases in market interest rates will cause the value of their Fund's portfolio investments to decline.

    In general, the value of fixed-rate debt securities with longer maturities is more sensitive to changes in market interest rates than the value of such securities with shorter maturities. Thus, the net asset value of a Fund which invests in securities with longer weighted average maturities, such as Fixed Income Fund, should be expected to have greater volatility in periods of changing market interest rates than that of a Fund which invests in securities with shorter weighted average maturities, such as Limited Term Income Fund. Similarly, the volatility of Intermediate Term Income Fund and Intermediate Government Bond Fund generally should be expected to be between that of Fixed Income Fund and Limited Term Income Fund. As described below under "-- Mortgage-Backed Securities," it is more difficult to generalize about the effect of changes in market interest rates on the values of mortgage-backed securities.

    Although the Adviser may engage in transactions intended to hedge the value of the Funds' portfolios against changes in market interest rates, there is no assurance that such hedging transactions will be undertaken or will fulfill their purpose. See "Special Investment Methods -- Options Transactions."

    CREDIT RISK. Credit risk is the risk that the issuer of a debt security will fail to make payments on the security when due. Because the Funds invest in debt securities, they are subject to credit risk.

    Securities issued or guaranteed by the United States Government generally are viewed as carrying minimal credit risk. Securities issued by governmental entities but not backed by the full faith and credit of the United States, and securities issued by private entities, are subject to higher levels of credit risk. The ratings and certain other requirements which apply to the Funds' permitted investments, as described elsewhere in this Prospectus, are intended to limit the amount of credit risk undertaken by the Funds. Nevertheless, shareholders in the Funds bear the risk that payment defaults could cause the value of their Fund's portfolio investments to decline. Investors also should note that Limited Term Income Fund, Intermediate Term Income Fund and Fixed Income Fund can invest in debt securities rated as low as BBB by Standard & Poor's or Baa by Moody's, or which have been assigned an equivalent rating by another nationally recognized statistical rating organization, or which are of comparable quality in the judgment of the Adviser. Although these rating categories are investment grade, obligations with these ratings are viewed as having speculative characteristics and carry a somewhat higher risk of default than obligations rated in the higher investment grade categories.

    CALL RISK. Many corporate bonds may be redeemed at the option of the issuer ("called") at a specified price prior to their stated maturity date. In general, it is advantageous for a corporate issuer to call its bonds if they can be refinanced through the issuance of new bonds which bear a lower interest rate than that of the called bonds. Call risk is the risk that corporate bonds will be called during a period of declining market interest rates so that such refinancings may take place.

    If a bond held by a Fund is called during a period of declining interest rates, the Fund probably will have to reinvest the proceeds received by it at a lower interest rate than that borne by the called bond, thus resulting in a decrease in the Fund's income. To the extent that the Funds invest in callable corporate bonds, Fund shareholders bear the risk that reductions in income will result from the call of bonds. Most United States Government securities are not callable before their stated maturity, although U.S. agency securities often are.

    MORTGAGE-BACKED SECURITIES. Because residential mortgage loans generally can be prepaid in whole or in part by the borrowers at any time without any prepayment penalty, the holder of a mortgage-backed security which represents an interest in a pool of such mortgage loans is subject to a form of call risk which is generally called "prepayment risk." In addition, it is more difficult to predict the effect of changes in market interest rates on the return on mortgaged-backed securities than to predict the effect of such changes on the return of a conventional fixed-rate debt instrument; the magnitude of such effects may be greater in some cases; and the return on certain types of mortgage-backed securities, such as interest-only, principal-only and inverse floating rate mortgage-backed securities, is particularly sensitive to changes in interest rates and in the rate at which the mortgage loans underlying the securities are prepaid by borrowers. For these reasons, a Fund's investments in mortgage-backed securities may involve greater risks than investments in governmental or corporate bonds. For further information, see "Special Investment Methods -- Mortgage-Backed Securities."

    OTHER. Investors also should review "Special Investment Methods" for information concerning risks associated with certain investment techniques which may be utilized by the Funds.


MANAGEMENT

    The Board of Directors of FAIF has the primary responsibility for overseeing the overall management and electing the officers of FAIF. Subject to the overall direction and supervision of the Board of Directors, the Adviser acts as investment adviser for and manages the investment portfolios of FAIF.

    INVESTMENT ADVISER
    First Bank National Association, 601 Second Avenue South, Minneapolis, Minnesota 55480, acts as the Funds' investment adviser through its First Asset Management group. The Adviser has acted as an investment adviser to FAIF since its inception in 1987 and has acted as investment adviser to First American Funds, Inc. since 1982 and to First American Strategy Funds, Inc. since 1996. As of December 31, 1996, the Adviser was managing accounts with an aggregate value of approximately $35 billion, including mutual fund assets in excess of $12 billion. First Bank System, Inc., 601 Second Avenue South, Minneapolis, Minnesota 55480, is the holding company for the Adviser.

    Each of the Funds has agreed to pay the Adviser monthly fees calculated on an annual basis equal to 0.70% of its average daily net assets. The Adviser may, at its option, waive any or all of its fees, or reimburse expenses, with respect to any Fund from time to time. Any such waiver or reimbursement is voluntary and may be discontinued at any time. The Adviser also may absorb or reimburse expenses of the Funds from time to time, in its discretion, while retaining the ability to be reimbursed by the Funds for such amounts prior to the end of the fiscal year. This practice would have the effect of lowering a Fund's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are absorbed or reimbursed, as the case may be.

    The Glass-Steagall Act generally prohibits banks from engaging in the business of underwriting, selling or distributing securities and from being affiliated with companies principally engaged in those activities. In addition, administrative and judicial interpretations of the Glass-Steagall Act prohibit bank holding companies and their bank and nonbank subsidiaries from organizing, sponsoring or controlling registered open-end investment companies that are continuously engaged in distributing their shares. Bank holding companies and their bank and nonbank subsidiaries may serve, however, as investment advisers to registered investment companies, subject to a number of terms and conditions.

    Although the scope of the prohibitions and limitations imposed by the Glass-Steagall Act has not been fully defined by the courts or the appropriate regulatory agencies, the Funds have received an opinion from their counsel that the Adviser is not prohibited from performing the investment advisory services described above, and that FBS Investment Services, Inc. ("ISI"), a wholly owned broker-dealer subsidiary of the Adviser, is not prohibited from serving as a Participating Institution as described herein. In the event of changes in federal or state statutes or regulations or judicial and administrative interpretations or decisions pertaining to permissible activities of bank holding companies and their bank and nonbank subsidiaries, the Adviser and ISI might be prohibited from continuing these arrangements. In that event, it is expected that the Board of Directors would make other arrangements and that shareholders would not suffer adverse financial consequences.

    PORTFOLIO MANAGERS

    MARTIN L. JONES is portfolio manager for Limited Term Income Fund, Intermediate Term Income Fund and Fixed Income Fund. Martin heads the Fixed Income Group of the Adviser and has over 20 years of investment experience. Formerly with Harris Trust & Savings Bank, Dillon, Read & Co., and Loeb Rhoades & Co., Martin received his bachelor's degree from Texas Tech University, his master's degree from University of Texas, and his master's in business administration degree from the University of Chicago.

    CHRISTOPHER L. DRAHN is portfolio manager for Intermediate Government Bond Fund. Chris joined the fixed income department of the Adviser in 1985, having previously served in its securities lending and corporate trust areas. He received his master's degree in business administration from the University of Minnesota and is a Chartered Financial Analyst.

    CUSTODIAN
    The custodian of the Funds' assets is First Trust National Association (the "Custodian"), First Trust Center, 180 East Fifth Street, St. Paul, Minnesota 55101. The Custodian is a subsidiary of First Bank System, Inc., which also controls the Adviser.

    As compensation for its services to the Funds, the Custodian is paid monthly fees calculated on an annual basis equal to 0.03% of the applicable Fund's average daily net assets. In addition, the Custodian is reimbursed for its out-of-pocket expenses incurred while providing its services to the Funds.

    ADMINISTRATOR
    The administrator for the Funds is SEI Financial Management Corporation, Oaks, Pennsylvania 19456. The Administrator, a wholly-owned subsidiary of SEI Investments Company, provides the Funds with certain administrative services necessary to operate the Funds. These services include shareholder servicing and certain accounting and other services. The Administrator provides these services for a fee calculated at an annual rate of 0.12% of each Fund's average daily net assets, subject to a minimum administrative fee during each fiscal year of $50,000 per Fund; provided, that to the extent that the aggregate net assets of all First American funds exceed $8 billion, the percentage stated above is reduced to 0.105%. From time to time, the Administrator may voluntarily waive its fees or reimburse expenses with respect to any of the Funds. Any such waivers or reimbursements may be made at the Administrator's discretion and may be terminated at any time.

    TRANSFER AGENT
    DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Funds. The address of the Transfer Agent is 1004 Baltimore, Kansas City, Missouri 64105. The Transfer Agent is not affiliated with the Distributor, the Administrator or the Adviser.


DISTRIBUTOR

    SEI Financial Services Company is the principal distributor for shares of the Funds and of the other FAIF Funds. The Distributor is a Pennsylvania corporation and is the principal distributor for a number of investment companies. The Distributor is a wholly-owned subsidiary of SEI Investments Company and is located at Oaks, Pennsylvania 19456. The Distributor is not affiliated with the Adviser, First Bank System, Inc., the Custodian or their respective affiliates.

    Shares of the Funds are distributed through the Distributor and securities firms, financial institutions (including, without limitation, banks) and other industry professionals (the "Participating Institutions") which enter into sales agreements with the Distributor to perform share distribution or shareholder support services.

    FAIF has adopted a Plan of Distribution for the Class A Shares pursuant to Rule 12b-1 under the 1940 Act (the "Class A Distribution Plan"). The Class A Distribution Plan authorizes the Distributor to retain the sales charge paid upon purchase of Class A Shares, except that portion which is reallowed to Participating Institutions. See "Investing in the Funds -- Alternative Sales Charge Options." Each Fund also pays the Distributor a shareholder servicing fee monthly at an annual rate of 0.25% of the Fund's Class A Shares' average daily net assets. The shareholder servicing fee is intended to compensate the Distributor for ongoing servicing and/or maintenance of shareholder accounts and may be used by the Distributor to provide compensation to institutions through which shareholders hold their shares for ongoing servicing and/or maintenance of shareholder accounts. The shareholder servicing fee may be used to provide compensation for shareholder servicing provided by "one-stop" mutual fund networks through which the Funds are made available.

    In addition, the Distributor and the Adviser and its affiliates may provide compensation for services provided by such networks from their own resources. From time to time, the Distributor may voluntarily waive its fees with respect to the Class A Shares of any of the Funds. Any such waivers may be made at the Distributor's discretion and may be terminated at any time.

    Under another distribution plan (the "Class B Distribution Plan") adopted in accordance with Rule 12b-1 under the 1940 Act, the Funds may pay to the Distributor a sales support fee at an annual rate of up to 0.75% of the average daily net assets of the Class B Shares of the Funds, which fee may be used by the Distributor to provide compensation for sales support and distribution activities with respect to Class B Shares of the Funds. This fee is calculated and paid each month based on the average daily net assets for that month. In addition to this fee, the Distributor is paid a shareholder servicing fee of 0.25% of the average daily net assets of the Class B Shares pursuant to a service plan (the "Class B Service Plan"), which fee may be used by the Distributor to provide compensation for ongoing servicing and/or maintenance of shareholder accounts with respect to Class B Shares of the Funds. Although Class B Shares are sold without an initial sales charge, the Distributor pays a total of 4.25% of the amount invested (including a prepaid service fee of 0.25% of the amount invested) to dealers who sell Class B Shares (excluding exchanges from other Class B Shares in the First American family). The service fee payable under the Class B Service Plan is prepaid for the first year as described above.

    The Class A and Class B Distribution Plans recognize that the Adviser, the Administrator, the Distributor, and any Participating Institution may in their discretion use their own assets to pay for certain additional costs of distributing Fund shares. Any arrangement to pay such additional costs may be commenced or discontinued by any of these persons at any time. In addition, while there is no sales charge on purchases of Class A Shares of $1 million and more, the Adviser may pay amounts to broker-dealers from its own assets with respect to such sales. ISI, a subsidiary of the Adviser, is a Participating Institution.


INVESTING IN THE FUNDS

    SHARE PURCHASES
    Shares of the Funds are sold at their net asset value, next determined after an order is received, plus any applicable sales charge, on days on which the New York Stock Exchange is open for business. Shares may be purchased as described below. The Funds reserve the right to reject any purchase request.

    THROUGH A FINANCIAL INSTITUTION. Shares may be purchased through a financial institution which has a sales agreement with the Distributor. An investor may call his or her financial institution to place an order. Purchase orders must be received by the financial institution by the time specified by the institution to be assured same day processing, and purchase orders must be transmitted to and received by the Funds by 3:00 p.m. Central time in order for shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly.

    BY MAIL. An investor may place an order to purchase shares of the Funds directly through the Transfer Agent. Orders by mail will be executed upon receipt of payment by the Transfer Agent. If an investor's check does not clear, the purchase will be cancelled and the investor could be liable for any losses or fees incurred. Third-party checks, credit cards, credit card checks and cash will not be accepted. When purchases are made by check, the proceeds of redemptions of the shares purchased are not available until the Transfer Agent is reasonably certain that the purchase payment has cleared, which could take up to ten calendar days from the purchase date. In order to purchase shares by mail, an investor must:

    *   complete and sign the new account form;

    *   enclose a check made payable to (Fund name); and

    * mail both to DST Systems, Inc., P.O. Box 419382, Kansas City, Missouri 64141-6382.

    After an account is established, an investor can purchase shares by mail by enclosing a check and mailing it to DST Systems, Inc. at the above address.

    BY WIRE. To purchase shares of a Fund by wire, call (800) 637-2548 before 3:00 p.m. Central time. All information needed will be taken over the telephone, and the order will be considered placed when the Custodian receives payment by wire. If the Custodian does not receive the wire by 3:00 p.m. Central time, the order will be executed the next business day. Federal funds should be wired as follows: First Bank National Association, Minneapolis, Minnesota, ABA Number 091000022; For Credit to: DST Systems:
    Account Number 160234580266; For Further Credit To: (Investor Name and Fund
    Name). Shares cannot be purchased by Federal Reserve wire on days on which the New York Stock Exchange is closed and on federal holidays upon which wire transfers are restricted.

    MINIMUM INVESTMENT REQUIRED
    The minimum initial investment for each Fund is $1,000 unless the investment is in a retirement plan, in which case the minimum investment is $250. The minimum subsequent investment is $100. The Funds reserve the right to waive the minimum investment requirement for employees of First Bank National Association, First Trust National Association and First Bank System, Inc. and their respective affiliates.

    ALTERNATIVE SALES CHARGE OPTIONS

    THE TWO ALTERNATIVES: OVERVIEW. An investor may purchase shares of a Fund at a price equal to its net asset value per share plus a sales charge which, at the investor's election, may be imposed either (i) at the time of the purchase (the Class A "initial sales charge alternative"), or (ii) on a contingent deferred basis (the Class B "deferred sales charge alternative"). Each of Class A and Class B represents a Fund's interest in its portfolio of investments. The classes have the same rights and are identical in all respects except that (i) Class B Shares bear the expenses of the contingent deferred sales charge arrangement and distribution and service fees resulting from such sales arrangement, while Class A Shares bear only shareholder servicing fees; (ii) each class has exclusive voting rights with respect to approvals of any Rule 12b-1 distribution plan related to that specific class (although Class B shareholders may vote on any distribution fees imposed on Class A Shares as long as Class B Shares convert into Class A Shares); (iii) only Class B Shares carry a conversion feature; and (iv) each class has different exchange privileges. Sales personnel of financial institutions distributing the Funds' shares, and other persons entitled to receive compensation for selling shares, may receive differing compensation for selling Class A and Class B Shares.

    These alternative purchase arrangements permit an investor to choose the method of purchasing shares that is more beneficial to that investor. The amount of a purchase, the length of time an investor expects to hold the shares, and whether the investor wishes to receive dividends in cash or in additional shares, will all be factors in determining which sales charge option is best for a particular investor. An investor should consider whether, over the time he or she expects to maintain the investment, the accumulated sales charges on Class B Shares prior to conversion would be less than the initial sales charge on Class A Shares, and to what extent the differential may be offset by the expected higher yield of Class A Shares. Class A Shares will normally be more beneficial to an investor if he or she qualifies for reduced sales charges as described below. Accordingly, orders for Class B Shares for $250,000 or more ordinarily will be treated as orders for Class A Shares or declined.

    The Directors of FAIF have determined that no conflict of interest currently exists between the Class A and Class B Shares. On an ongoing basis, the Directors, pursuant to their fiduciary duties under the 1940 Act and state laws, will seek to ensure that no such conflict arises.

    CLASS A SHARES.

    WHAT CLASS A SHARES COST. Class A Shares of each Fund are offered on a continuous basis at their next determined offering price, which is net asset value, plus a sales charge as set forth below:


                            LIMITED TERM INCOME FUND:

                                                                        MAXIMUM AMOUNT
                                                                       OF SALES CHARGE
                                   SALES CHARGE AS  SALES CHARGEAS       REALLOWED TO
                                   PERCENTAGE OF     PERCENTAGE OF      PARTICIPATING
                                   OFFERING PRICE   NET ASSET VALUE      INSTITUTIONS
Less than $50,000                        2.00%             2.04%             1.80%
$50,000 but less than $100,000           1.50%             1.52%             1.35%
$100,000 but less than $250,000          1.00%             1.01%             0.90%
$250,000 but less than $500,000          0.75%             0.76%             0.68%
$500,000 but less than $1,000,000        0.50%             0.50%             0.45%
$1,000,000 and over                      0.00%             0.00%             0.00%


                       INTERMEDIATE GOVERNMENT BOND FUND:

                                                                         MAXIMUM AMOUNT
                                                                        OF SALES CHARGE
                                   SALES CHARGE AS   SALES CHARGE AS      REALLOWED TO
                                   PERCENTAGE OF      PERCENTAGE OF      PARTICIPATING
                                   OFFERING PRICE    NET ASSET VALUE      INSTITUTIONS
Less than $50,000                        3.00%             3.09%             2.70%
$50,000 but less than $100,000           2.50%             2.56%             2.25%
$100,000 but less than $250,000          2.00%             2.04%             1.80%
$250,000 but less than $500,000          1.50%             1.52%             1.35%
$500,000 but less than $1,000,000        1.00%             1.01%             0.80%
$1,000,000 and over                      0.00%             0.00%             0.00%


              INTERMEDIATE TERM INCOME FUND AND FIXED INCOME FUND:

                                                                         MAXIMUM AMOUNT
                                                                        OF SALES CHARGE
                                    SALES CHARGE AS   SALES CHARGE AS     REALLOWED TO
                                     PERCENTAGE OF     PERCENTAGE OF     PARTICIPATING
                                    OFFERING PRICE    NET ASSET VALUE    INSTITUTIONS
Less than $50,000                        3.75%             3.90%             3.38%
$50,000 but less than $100,000           3.25%             3.36%             2.93%
$100,000 but less than $250,000          2.75%             2.83%             2.48%
$250,000 but less than $500,000          2.00%             2.04%             1.80%
$500,000 but less than $1,000,000        1.00%             1.01%             0.90%
$1,000,000 and over                      0.00%             0.00%             0.00%


    There is no initial sales charge on purchases of Class A Shares of $1 million or more. However, Participating Institutions will receive a commission of 1.00% on such sales. Redemptions of Class A Shares purchased at net asset value within 24 months of purchase will be subject to a contingent deferred sales charge of 1.00% (unless a Participating Institution waived its commission on the initial purchase). Class A Shares that are redeemed will not be subject to this contingent deferred sales charge to the extent that the value of the shares represents capital appreciation of Fund assets or reinvestment of dividends or capital gain distributions.

    Net asset value is determined at 3:00 p.m. Central time Monday through Friday except on (i) days on which there are not sufficient changes in the value of a Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; and (iii) on the following federal holidays: New Year's Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. In addition, net asset value will not be calculated on Good Friday.

    DEALER CONCESSION. A dealer will normally receive up to 90% of the applicable sales charge. Any portion of the sales charge which is not paid to a dealer will be retained by the Distributor. In addition, the Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs which will be paid by the Distributor from the sales charge it receives or from any other source available to it. Under any such program, the Distributor will provide promotional incentives, in the form of cash or other compensation including merchandise, airline vouchers, trips and vacation packages, to all dealers selling shares of the Funds. Promotional incentives of these kinds will be offered uniformly to all dealers and predicated upon the amount of shares of the Funds sold by the dealer. Whenever 90% or more of a sales charge is paid to a dealer, that dealer may be deemed to be an underwriter as defined in the Securities Act of 1933.

    The sales charge for shares sold other than through registered broker/dealers will be retained by the Distributor. The Distributor may pay fees to financial institutions out of the sales charge in exchange for sales and/or administrative services performed on behalf of the institution's customers in connection with the initiation of customer accounts and purchases of Fund shares.

    REDUCING THE CLASS A SALES CHARGE. The sales charge can be reduced on the purchase of Class A Shares through (i) quantity discounts and accumulated purchases, or (ii) signing a 13-month letter of intent:

    * QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES: As shown in the table above, larger purchases of Class A Shares reduce the percentage sales charge paid. Each Fund will combine purchases made on the same day by an investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.

        The sales charge discount applies to the total current market value of any Fund, plus the current market value of any other FAIF Fund and any other mutual funds having a sales charge and distributed as part of the First American family of funds. Prior purchases and concurrent purchases of Class A Shares of any FAIF Fund will be considered in determining the sales charge reduction. In order for an investor to receive the sales charge reduction on Class A Shares, the Transfer Agent must be notified by the investor in writing or by his or her financial institution at the time the purchase is made that Fund shares are already owned or that purchases are being combined.

    * LETTER OF INTENT: If an investor intends to purchase at least $50,000 of Class A Shares in a Fund and other FAIF Funds over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the Custodian to hold a percentage equal to the particular FAIF Fund's maximum sales charge rate of the total amount intended to be purchased in escrow (in shares) for all FAIF Funds until the purchase is completed.

        The amount held in escrow for all FAIF Funds will be applied to the investor's account at the end of the 13-month period after deduction of the sales load applicable to the dollar value of shares actually purchased. In this event, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales charge.

        A letter of intent will not obligate the investor to purchase shares, but if he or she does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. This letter may be dated as of a prior date to include any purchases made within the past 90 days.

    SALES OF CLASS A SHARES AT NET ASSET VALUE. Purchases of a Fund's Class A Shares by the Adviser, the Sub-Adviser or any of their affiliates, or any of their or FAIF's officers, directors, employees, retirees, sales representatives, and partners, registered representatives of any broker/dealer authorized to sell Fund shares, and full-time employees of FAIF's general counsel, and members of their immediate families (i.e., parent, child, spouse, sibling, step or adopted relationships, and UTMA accounts naming qualifying persons), may be made at net asset value without a sales charge. A Fund's Class A Shares also may be purchased at net asset value without a sales charge by fee-based registered investment advisers, financial planners and registered broker/dealers who are purchasing shares on behalf of their customers and by purchasers through "one-stop" mutual fund networks through which the Funds are made available. In addition, Class A Shares may be purchased at net asset value without a sales charge by qualified defined contribution plans participating in the First American 401(k) Plan Program. Although there is no sales charge imposed on such purchases, the Adviser may pay to Participating Institutions an amount of up to 2.00% on such sales.

    If Class A Shares of a Fund have been redeemed, the shareholder has a one-time right, within 30 days, to reinvest the redemption proceeds in Class A Shares of any FAIF Fund at the next-determined net asset value without any sales charge. The Transfer Agent must be notified by the shareholder in writing or by his or her financial institution of the reinvestment in order to eliminate a sales charge. If the shareholder redeems his or her shares of a Fund, there may be tax consequences.

    In addition, purchases of Class A Shares of a Fund that are funded by proceeds received upon the redemption (within 60 days of the purchase of Fund shares) of shares of any unrelated open-end investment company that charges a sales load and rollovers from retirement plans that utilize the Funds as investment options may be made at net asset value. To make such a purchase at net asset value, an investor or the investor's broker must, at the time of purchase, submit a written request to the Transfer Agent that the purchase be processed at net asset value pursuant to this privilege, accompanied by a photocopy of the confirmation (or similar evidence) showing the redemption from the unrelated fund. The redemption of the shares of the non-related fund is, for federal income tax purposes, a sale upon which a gain or loss may be realized.

    CLASS B SHARES.

    CONTINGENT DEFERRED SALES CHARGE. Class B Shares are sold at net asset value without any initial sales charge. If an investor redeems Class B Shares within eight years of purchase, he or she will pay a contingent deferred sales charge at the rates set forth below. This charge is assessed on an amount equal to the lesser of the then-current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in net asset value above the initial purchase price or on shares derived from reinvestment of dividends or capital gain distributions.


                                   CONTINGENT DEFERRED
                                    SALES CHARGE AS A
                                   PERCENTAGE OF DOLLAR
                                    AMOUNT SUBJECT TO
YEAR SINCE PURCHASE                      CHARGE

First                                     5.00%
Second                                    5.00%
Third                                     4.00%
Fourth                                    3.00%
Fifth                                     2.00%
Sixth                                     1.00%
Seventh                                    None
Eighth                                     None

    Indetermining whether a particular redemption is subject to a contingent deferred sales charge, it is assumed that the redemption is first of any Class A Shares in the shareholder's Fund account; second, of any Class B Shares held for more than eight years and Class B Shares acquired pursuant to reinvestment of dividends or other distributions; and third, of Class B Shares held longest during the eight-year period. This method should result in the lowest possible sales charge.

    The contingent deferred sales charge is waived on redemption of Class B Shares (i) within one year following the death or disability (as defined in the Internal Revenue Code) of a shareholder, and (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 70 1/2. A shareholder or his or her representative must notify the Transfer Agent prior to the time of redemption if such circumstances exist and the shareholder is eligible for this waiver.

    CONVERSION FEATURE. At the end of the period ending eight years after the beginning of the month in which the shares were issued, Class B Shares will automatically convert to Class A Shares and will no longer be subject to the Class B distribution and service fees. This conversion will be on the basis of the relative net asset values of the two classes.

    SYSTEMATIC EXCHANGE PROGRAM
    Shares of a Fund may also be purchased through automatic monthly deductions from a shareholder's account in the same class of shares of Prime Obligations Fund of First American Funds, Inc. Under a systematic exchange program, a shareholder enters an agreement to purchase a specified class of shares of one or more Funds over a specified period of time, and initially purchases Prime Obligations Fund shares of the same class in an amount equal to the total amount of the investment. On a monthly basis a specified dollar amount of shares of Prime Obligations Fund is exchanged for shares of the same class of the Funds specified. The systematic exchange program of investing a fixed dollar amount at regular intervals over time has the effect of reducing the average cost per share of the Funds. This effect also can be achieved through the systematic investment program described below. Because purchases of Class A Shares are subject to an initial sales charge, it may be beneficial for an investor to execute a Letter of Intent in connection with the systematic exchange program. A shareholder may apply for participation in this program through his or her financial institution or by calling (800) 637-2548.

    SYSTEMATIC INVESTMENT PROGRAM
    Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Fund shares at the net asset value next determined after an order is received, plus any applicable sales charge. A shareholder may apply for participation in this program through his or her financial institution or call (800) 637-2548.

    EXCHANGING SECURITIES FOR FUND SHARES
    A Fund may accept securities in exchange for Fund shares. A Fund will allow such exchanges only upon the prior approval by the Fund and a determination by the Fund and the Adviser that the securities to be exchanged are acceptable. Securities accepted by a Fund will be valued in the same manner that a Fund values its assets. The basis of the exchange will depend upon the net asset value of Fund shares on the day the securities are valued.

    CERTIFICATES AND CONFIRMATIONS
    The Transfer Agent maintains a share account for each shareholder. Share certificates will not be issued by the Funds. Confirmations of each purchase and redemption are sent to each shareholder. In addition, monthly confirmations are sent to report all transactions and dividends paid during that month for the Funds.

    DIVIDENDS AND DISTRIBUTIONS
    Dividends with respect to each Fund are declared and paid monthly to all shareholders of record on the record date. Distributions of any net realized long-term capital gains will be made at least once every 12 months. Dividends and distributions are automatically reinvested in additional shares of the Fund paying the dividend on payment dates at the ex-dividend date net asset value without a sales charge, unless shareholders request cash payments on the new account form or by writing to the Fund.

    All shareholders on the record date are entitled to the dividend. If shares are purchased before a record date for a dividend or a distribution of capital gains, a shareholder will pay the full price for the shares and will receive some portion of the purchase price back as a taxable dividend or distribution (to the extent, if any, that the dividend or distribution is otherwise taxable to holders of Fund shares). If shares are redeemed or exchanged before the record date for a dividend or distribution or are purchased after the record date, those shares are not entitled to the dividend or distribution.

    The amount of dividends payable on Class A and Class B Shares generally will be less than the dividends payable on Class C Shares because of the distribution and/or shareholder servicing expenses charged to Class A and Class B Shares. The amount of dividends payable on Class A Shares generally will be more than the dividends payable on the Class B Shares because of the higher distribution and shareholder servicing fees paid by Class B Shares.

    EXCHANGE PRIVILEGE
    Shareholders may exchange Class A or Class B Shares of a Fund for currently available Class A or Class B Shares, respectively, of the other FAIF Funds or of other funds in the First American family. Class A Shares of the Funds, whether acquired by direct purchase, reinvestment of dividends on such shares, or otherwise, may be exchanged for Class A Shares of other funds without the payment of any sales charge (i.e., at net asset value). Exchanges of shares among the First American family of funds must meet any applicable minimum investment of the fund for which shares are being exchanged.

    For purposes of calculating the Class B Shares' eight-year conversion period or contingent deferred sales charges payable upon redemption, the holding period of Class B Shares of the "old" fund and the holding period of Class B Shares of the "new" fund are aggregated.

    The ability to exchange shares of the Funds does not constitute an offering or recommendation of shares of one fund by another fund. This privilege is available to shareholders resident in any state in which the fund shares being acquired may be sold. An investor who is considering acquiring shares in another First American fund pursuant to the exchange privilege should obtain and carefully read a prospectus of the fund to be acquired. Exchanges may be accomplished by a written request, or by telephone if a preauthorized exchange authorization is on file with the Transfer Agent, shareholder servicing agent, or financial institution.

    Written exchange requests must be signed exactly as shown on the authorization form, and the signatures may be required to be guaranteed as for a redemption of shares by an entity described below under "Redeeming Shares -- Directly From the Funds -- Signatures." Neither the Funds, the Distributor, the Transfer Agent, any shareholder servicing agent, or any financial institution will be responsible for further verification of the authenticity of the exchange instructions.

    Telephone exchange instructions made by an investor may be carried out only if a telephone authorization form completed by the investor is on file with the Transfer Agent, shareholder servicing agent, or financial institution. Shares may be exchanged between two First American funds by telephone only if both funds have identical shareholder registrations.

    Telephone exchange instructions may be recorded and will be binding upon the shareholder. Telephone instructions must be received by the Transfer Agent before 3:00 p.m. Central time, or by a shareholder's shareholder servicing agent or financial institution by the time specified by it, in order for shares to be exchanged the same day. Neither the Transfer Agent nor any Fund will be responsible for the authenticity of exchange instructions received by telephone if it reasonably believes those instructions to be genuine. The Funds and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine, and they may be liable for losses resulting from unauthorized or fraudulent telephone instructions if they do not employ these procedures.

    Shareholders of the Funds may have difficulty in making exchanges by telephone through brokers and other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact his or her broker or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail to DST Systems, Inc., 1004 Baltimore, Kansas City, Missouri 64105.

    Shareholders who become eligible to purchase Class C Shares may exchange Class A Shares for Class C Shares. An example of such an exchange would be a situation in which an individual holder of Class A Shares subsequently opens a custody or agency account with a financial institution which invests in Class C Shares.

    The terms of any exchange privilege may be modified or terminated by the Funds at any time. There are currently no additional fees or charges for the exchange service. The Funds do not contemplate establishing such fees or charges, but they reserve the right to do so. Shareholders will be notified of any modification or termination of the exchange privilege and of the imposition of any additional fees or changes.


REDEEMING SHARES

    Each Fund redeems shares at their net asset value next determined after the Transfer Agent receives the redemption request, reduced by any applicable contingent deferred sales charge. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests can be made as described below and must be received in proper form.

    BY TELEPHONE
    A shareholder may redeem shares of a Fund, if he or she elects the privilege on the initial shareholder application, by calling his or her financial institution to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from the financial institution. Redemption requests must be received by the financial institution by the time specified by the institution in order for shares to be redeemed at that day's net asset value, and redemption requests must be transmitted to and received by the Funds by 3:00 p.m. Central time in order for shares to be redeemed at that day's net asset value. Pursuant to instructions received from the financial institution, redemptions will be made by check or by wire transfer. It is the financial institution's responsibility to transmit redemption requests promptly.

    Shareholders who did not purchase their shares of a Fund through a financial institution may redeem their shares by telephoning (800) 637-2548. At the shareholder's request, redemption proceeds will be paid by check mailed to the shareholder's address of record or wire transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System, normally within one business day, but in no event more than seven days after the request. Wire instructions must be previously established on the account or provided in writing. The minimum amount for a wire transfer is $1,000. If at any time the Funds determine it necessary to terminate or modify this method of redemption, shareholders will be promptly notified.

    In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If this should occur, another method of redemption should be considered. Neither the Transfer Agent nor any Fund will be responsible for any loss, liability, cost or expense for acting upon wire transfer instructions or telephone instructions that it reasonably believes to be genuine. These procedures may include taping of telephone conversations. To ensure authenticity of redemption or exchange instructions received by telephone, the Transfer Agent examines each shareholder request by verifying the account number and/or tax identification number at the time such request is made. The Transfer Agent subsequently sends confirmations of both exchange sales and exchange purchases to the shareholder for verification. If reasonable procedures are not employed, the Transfer Agent and the Funds may be liable for any losses due to unauthorized or fraudulent telephone transactions.

    BY MAIL
    Any shareholder may redeem Fund shares by sending a written request to the Transfer Agent, shareholder servicing agent, or financial institution. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested to be redeemed, and should be signed exactly as the shares are registered. Shareholders should call the Fund, shareholder servicing agent or financial institution for assistance in redeeming by mail. A check for redemption proceeds normally is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

    Shareholders requesting a redemption of $5,000 or more, a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record, must have signatures on written redemption requests guaranteed by:

    * a trust company or commercial bank the deposits of which are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

    * a member firm of the New York, American, Boston, Midwest, or Pacific Stock Exchanges or of the National Association of Securities Dealers;

    * a savings bank or savings and loan association the deposits of which are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

    * any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

    The Funds do not accept signatures guaranteed by a notary public.

    The Funds and the Transfer Agent have adopted standards for accepting signature guarantees from the above institutions. The Funds may elect in the future to limit eligible signature guarantees to institutions that are members of a signature guarantee program. The Funds and the Transfer Agent reserve the right to amend these standards at any time without notice.

    BY SYSTEMATIC WITHDRAWAL PROGRAM
    Shareholders whose account value is at least $5,000 may elect to participate in the Systematic Withdrawal Program. Under this program, Fund shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. A shareholder may apply to participate in this program through his or her financial institution. It is generally not in a shareholder's best interest to participate in the Systematic Withdrawal Program at the same time that the shareholder is purchasing additional shares if a sales charge must be paid in connection with such purchases. Because automatic withdrawals with respect to Class B Shares are subject to the contingent deferred sales charge, it may not be in the best interest of a Class B shareholder to participate in the Systematic Withdrawal Program.

    REDEMPTION BEFORE PURCHASE INSTRUMENTS CLEAR
    When shares are purchased by check or with funds transmitted through the Automated Clearing House, the proceeds of redemptions of those shares are not available until the Transfer Agent is reasonably certain that the purchase payment has cleared, which could take up to ten calendar days from the purchase date.

    ACCOUNTS WITH LOW BALANCES
    Due to the high cost of maintaining accounts with low balances, a Fund may redeem shares in any account, except retirement plans, and pay the proceeds, less any applicable contingent deferred sales charge, to the shareholder if the account balance falls below the required minimum value of $500. Shares will not be redeemed in this manner, however, if the balance falls below $500 because of changes in a Fund's net asset value. Before shares are redeemed to close an account, the shareholder will be notified in writing and allowed 60 days to purchase additional shares to meet the minimum account requirement.


DETERMINING THE PRICE OF SHARES

    Class A Shares of the Funds are sold at net asset value plus a sales charge, while Class B Shares are sold without a front-end sales charge. Shares are redeemed at net asset value less any applicable contingent deferred sales charge. See "Investing in the Funds -- Alternative Sales Charge Options."

    The net asset value per share is determined as of the earlier of the close of the New York Stock Exchange or 3:00 p.m. Central time on each day the New York Stock Exchange is open for business, provided that net asset value need not be determined on days when no Fund shares are tendered for redemption and no order for that Fund's shares is received and on days on which changes in the value of portfolio securities will not materially affect the current net asset value of the Fund's shares. The price per share for purchases or redemptions is such value next computed after the Transfer Agent receives the purchase order or redemption request.

    It is the responsibility of Participating Institutions promptly to forward purchase and redemption orders to the Transfer Agent. In the case of redemptions and repurchases of shares owned by corporations, trusts or estates, the Transfer Agent or Fund may require additional documents to evidence appropriate authority in order to effect the redemption, and the applicable price will be that next determined following the receipt of the required documentation.

    DETERMINING NET ASSET VALUE
    The net asset value per share for each of the Funds is determined by dividing the value of the securities owned by the Fund plus any cash and other assets (including interest accrued and dividends declared but not collected), less all liabilities, by the number of Fund shares outstanding. For the purpose of determining the aggregate net assets of the Funds, cash and receivables will be valued at their face amounts. Interest will be recorded as accrued and dividends will be recorded on the ex-dividend date. Debt obligations exceeding 60 days to maturity which are actively traded are valued by an independent pricing service at the most recently quoted bid price. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost. Foreign securities are valued based upon quotation from the primary market in which they are traded. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Board of Directors.

    Portfolio securities underlying actively traded options are valued at their market price as determined above. The current market value of any exchange traded option held or written by a Fund is its last sales price on the exchange prior to the time when assets are valued, unless the bid price is higher or the asked price is lower, in which event the bid or asked price is used. In the absence of any sales that day, options will be valued at the current closing bid price.

    Although the methodology and procedures for determining net asset value are identical for all classes of shares, the net asset value per share of different classes of shares of the same Fund may differ because of the differing distribution and/or shareholder servicing expenses charged to Class A and Class B Shares.

    FOREIGN SECURITIES
    Trading in securities on foreign markets may be completed before the close of business on each business day of the Funds. Thus, the calculation of the Funds' net asset value may not take place contemporaneously with the determination of the prices of foreign securities held in the Funds' portfolios. If events materially affecting the value of foreign securities occur between the time when their price is determined and the time when the Funds' net asset value is calculated, such securities will be valued at fair value as determined in good faith by or under the direction of the Board of Directors. In addition, trading in securities on foreign markets may not take place on all days on which the New York Stock Exchange is open for business or may take place on days on which the Exchange is not open for business. Therefore, the net asset value of a Fund which holds foreign securities might be significantly affected on days when an investor has no access to the Fund.


FEDERAL INCOME TAXES

    GENERAL
    Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), during its current taxable year in order to be relieved of payment of federal income taxes on amounts of taxable income it distributes to shareholders.

    Dividends paid from each Fund's net investment income and net short-term capital gains will be taxable to shareholders as ordinary income, whether or not the shareholder elects to have such dividends automatically reinvested in additional shares. Dividends paid by the Funds will not be eligible for the 70% deduction for dividends received by corporations.

    Dividends paid from the net capital gains of each Fund and designated as capital gain dividends will be taxable to shareholders as long-term capital gains, regardless of the length of time for which they have held their shares in the Fund. Long-term capital gains of individuals are currently subject to a maximum tax rate of 28%.

    Gain or loss realized upon the sale of shares in the Funds will be treated as capital gain or loss, provided that the shares represented a capital asset in the hands of the shareholder. Such gain or loss will be long-term gain or loss if the shares were held for more than one year.

    Each Fund is required by federal law to withhold 31% of reportable payments (including dividends, capital gain distributions, and redemptions) paid to certain shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, each investor will be asked to certify on his or her account application that the social security or taxpayer identification number provided is correct and that the investor is not subject to backup withholding for previous underreporting to the IRS.

    This is a general summary of the federal tax laws applicable to the Funds and their shareholders as of the date of this Prospectus. See the Statement of Additional Information for further details.

    STATE AND LOCAL TAXATION
    Distributions from all of the Funds may be subject to state or local taxes. Dividends paid by a Fund that are attributable to interest earned on obligations of the United States government, its instrumentalities or agencies may be exempt from state or local taxation. Shareholders should consult their own tax advisers regarding state and local taxation.


FUND SHARES

    Each share of a Fund is fully paid, nonassessable, and transferable. Shares may be issued as either full or fractional shares. Fractional shares have pro rata the same rights and privileges as full shares. Shares of the Funds have no preemptive or conversion rights.

    Each share of a Fund has one vote. On some issues, such as the election of directors, all shares of all FAIF Funds vote together as one series. The shares do not have cumulative voting rights. Consequently, the holders of more than 50% of the shares voting for the election of directors are able to elect all of the directors if they choose to do so. On issues affecting only a particular Fund or Class, the shares of that Fund or Class will vote as a separate series. Examples of such issues would be proposals to alter a fundamental investment restriction pertaining to a Fund or to approve, disapprove or alter a distribution plan pertaining to a Class.

    Under the laws of the State of Maryland and FAIF's Articles of Incorporation, FAIF is not required to hold shareholder meetings unless they
    (i) are required by the 1940 Act, or (ii) are requested in writing by the holders of 25% or more of the outstanding shares of FAIF.


CALCULATION OF PERFORMANCE DATA

    From time to time, any of the Funds may advertise information regarding its performance. Each Fund may publish its "yield," its "cumulative total return," its "average annual total return" and its "distribution rate." Distribution rates may only be used in connection with sales literature and shareholder communications preceded or accompanied by a Prospectus. Each of these performance figures is based upon historical results and is not intended to indicate future performance, and, except for "distribution rate," is standardized in accordance with Securities and Exchange Commission ("SEC") regulations.

    "Yield" for the Funds is computed by dividing the net investment income per share (as defined in applicable SEC regulations) earned during a 30-day period (which period will be stated in the advertisement) by the maximum offering price per share on the last day of the period. Yield is an annualized figure, in that it assumes that the same level of net investment income is generated over a one year period. The yield formula annualizes net investment income by providing for semi-annual compounding.

    "Total return" is based on the overall dollar or percentage change in value of a hypothetical investment in a Fund assuming reinvestment of dividend distributions and deduction of all charges and expenses, including, as applicable, the maximum sales charge imposed on Class A Shares or the contingent deferred sales charge imposed on Class B Shares redeemed at the end of the specified period covered by the total return figure. "Cumulative total return" reflects a Fund's performance over a stated period of time. "Average annual total return" reflects the hypothetical annually compounded rate that would have produced the same cumulative total return if performance had been constant over the entire period. Because average annual returns tend to smooth out variations in a Fund's performance, they are not the same as actual year-by-year results. As a supplement to total return computations, a Fund may also publish "total investment return" computations which do not assume deduction of the maximum sales charge imposed on Class A Shares or the contingent deferred sales charge imposed on Class B Shares.

    "Distribution rate" is determined by dividing the income dividends per share for a stated period by the maximum offering price per share on the last day of the period. All distribution rates published for the Funds are measures of the level of income dividends distributed during a specified period. Thus, these rates differ from yield (which measures income actually earned by a Fund) and total return (which measures actual income, plus realized and unrealized gains or losses of a Fund's investments). Consequently, distribution rates alone should not be considered complete measures of performance.

    The performance of the Class A and Class B Shares of a Fund will normally be lower than for the Class C Shares because Class C Shares are not subject to the sales charges and distribution and/or shareholder servicing expenses applicable to Class A and Class B Shares. In addition, the performance of Class A and Class B Shares of a Fund will differ because of the different sales charge structures of the classes and because of the differing distribution and shareholder servicing fees charged to Class B Shares.

    In reports or other communications to shareholders and in advertising material, the performance of each Fund may be compared to recognized unmanaged indices or averages of the performance of similar securities and to composites of such indices and averages. Also, the performance of each Fund may be compared to that of other funds of similar size and objectives as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar independent mutual fund rating services, and each Fund may include in such reports, communications and advertising material evaluations published by nationally recognized independent ranking services and publications. For further information regarding the Funds' performance, see "Fund Performance" in the Statement of Additional Information.


SPECIAL INVESTMENT METHODS

    This section provides additional information concerning the securities in which the Funds may invest and related topics. Further information concerning these matters is contained in the Statement of Additional Information.

    BANK INSTRUMENTS
    The bank instruments in which Limited Term Income Fund, Intermediate Term Income Fund, and Fixed Income Fund may invest include time and savings deposits, deposit notes and bankers acceptances (including certificates of deposit) in commercial or savings banks. They also include Eurodollar Certificates of Deposit issued by foreign branches of United States or foreign banks; Eurodollar Time Deposits, which are United States dollar-denominated deposits in foreign branches of United States or foreign banks; and Yankee Certificates of Deposit, which are United States dollar-denominated certificates of deposit issued by United States branches of foreign banks and held in the United States. For a description of certain risks of investing in foreign issuers' securities, see "-- Foreign Securities" below. In each instance, the Funds may only invest in bank instruments issued by an institution which has capital, surplus and undivided profits of more than $100 million or the deposits of which are insured by the Bank Insurance Fund or the Savings Association Insurance Fund.

    ASSET-BACKED SECURITIES
    Each of Limited Term Income Fund, Intermediate Term Income Fund, and Fixed Income Fund may invest in asset-backed securities. Asset-backed securities generally constitute interests in, or obligations secured by, a pool of receivables other than mortgage loans, such as automobile loans and leases, credit card receivables, home equity loans and trade receivables. Like collateralized mortgage obligations, asset-backed securities generally are issued by a private special-purpose entity. Their ratings and creditworthiness typically depend on the legal insulation of the issuer and transaction from the consequences of a sponsoring entity's bankruptcy, as well as on the credit quality of the underlying receivables and the amount and credit quality of any third-party credit enhancement supporting the underlying receivables or the asset-backed securities. Asset-backed securities and their underlying receivables generally are not issued or guaranteed by any governmental entity.

    FOREIGN SECURITIES
    Each of Limited Term Income Fund, Intermediate Term Income Fund and Fixed Income Fund may invest up to 15% of its total assets in foreign securities payable in United States dollars. These securities may include securities issued or guaranteed by (i) the Government of Canada, any Canadian Province, or any instrumentality or political subdivision thereof; (ii) any other foreign government, agency or instrumentality; (iii) foreign subsidiaries of United States corporations; and (iv) foreign banks having total capital and surplus at the time of investment of at least $1 billion. Such foreign bank or corporate securities must be rated by at least one major United States rating agency as having a quality not less than that which would be required for comparable domestic securities. In addition, Limited Term Income Fund, Intermediate Term Income Fund, and Fixed Income Fund also may invest in Eurodollar Certificates of Deposit, Eurodollar Time Deposits and Yankee Certificates of Deposit as described under "-- Bank Instruments" above.

    Although investments of these kinds are not subject to currency risk because they are denominated in United States dollars, they are subject to certain other risks associated with foreign investments. Risks which may affect foreign issuers include political, social or economic instability in the country of the issuer, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, and nationalization of assets. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic United States issuers. In addition, foreign branches of United States banks and foreign banks may be subject to less stringent regulatory requirements than United States banks.

    MORTGAGE-BACKED SECURITIES
    Limited Term Income Fund, Intermediate Term Income Fund and Fixed Income Fund may invest in mortgage-backed securities. Each of these Funds will invest only in mortgage-backed securities which are Agency Pass-Through Certificates or collateralized mortgage obligations ("CMOs"), as described below.

    Agency Pass-Through Certificates are mortgage pass-through certificates representing undivided interests in pools of residential mortgage loans. Distribution of principal and interest on the mortgage loans underlying an Agency Pass-Through Certificate is an obligation of or guaranteed by GNMA, FNMA or FHLMC. The obligation of GNMA with respect to such certificates is backed by the full faith and credit of the United States, while the obligations of FNMA and FHLMC with respect to such certificates rely solely on the assets and credit of those entities. The mortgage loans underlying GNMA certificates are partially or fully guaranteed by the Federal Housing Administration or the Veterans Administration, while the mortgage loans underlying FNMA certificates and FHLMC certificates are conventional mortgage loans which are, in some cases, insured by private mortgage insurance companies.

    Agency Pass-Through Certificates may be issued in a single class with respect to a given pool of mortgage loans or in multiple classes. Holders of single-class pass-through certificates are entitled to receive their proportionate share of all principal payments and prepayments on the underlying mortgage loans together with interest on the unpaid principal at a stated pass-through rate. Holders of each class in an issue of multiple-class pass-through certificates are entitled to receive a specified portion of all principal payments and prepayments and/or interest at a stated pass-through rate on the underlying mortgage loans. A class of pass-through certificates which entitles the holder to receive all of the interest and none of the principal on the underlying mortgage loans is referred to as an "interest-only" class, while a class which entitles the holder to receive all of the principal payments and prepayments and none of the interest on the underlying mortgage loans is referred to as a "principal-only" class. Agency Pass-Through Certificates may be based on a pool of fixed-rate mortgage loans or on a pool of adjustable-rate mortgage loans, the interest rates on which change periodically based on changes in a specified index rate. In the latter case, the pass-through rate of interest on the Agency Pass-Through Certificates changes with changes in the rates borne by the underlying mortgage loans.

    CMOs are debt obligations typically issued by a private special-purpose entity and collateralized by residential or commercial mortgage loans or Agency Pass-Through Certificates. The Funds will invest only in CMOs which are rated in one of the four highest rating categories by a nationally recognized statistical rating organization, or which are of comparable quality in the judgment of the Adviser. Because CMOs are debt obligations of private entities, payments on CMOs generally are not obligations of or guaranteed by any governmental entity, and their ratings and creditworthiness typically depend on, among other factors, the legal insulation of the issuer and transaction from the consequences of a sponsoring entity's bankruptcy.

    CMOs generally are issued in multiple classes, with holders of each class entitled to receive specified portions of the principal payments and prepayments and/or of the interest payments on the underlying mortgage loans. These entitlements can be specified in a wide variety of ways, so that the payment characteristics of various classes may differ greatly from one another. Examples of the more common classes are provided in the Statement of Additional Information. The CMOs in which the Funds may invest include classes which are subordinated in right of payment to other classes, as long as they have the required rating referred to above.

    Residential mortgage loans generally can be prepaid in whole or in part by the borrowers at any time without any prepayment penalty. As a result, the rate at which mortgage loans in a given pool are prepaid (the "prepayment speed") is likely to increase if interest rates decline (due in part to prepayments associated with refinancings at lower rates) and to decrease if interest rates increase, particularly in the case of a pool of fixed-rate mortgage loans. Thus, the holder of an interest in a mortgage pool is likely to have to reinvest greater amounts of principal during periods of declining interest rates than during periods of increasing rates. However, the relationship between changes in interest rates and changes in prepayment speeds is not predictable with precision, nor is the likelihood of changes in interest rates which might lead to changes in prepayment speeds. In addition, changes in interest rates and prepayment speeds have differing effects on the return on different kinds of CMO classes. For these reasons, it is more difficult to predict the effect of changes in market interest rates on the return on mortgaged-backed securities than to predict the effect of such changes on the return of a conventional fixed-rate debt instrument, and the magnitude of such effects may be greater in some cases.

    The return on interest-only and principal-only mortgage-backed securities is particularly sensitive to changes in interest rates and prepayment speeds. When interest rates decline and prepayment speeds increase, the holder of an interest-only mortgage-backed security may not even recover its initial investment. Similarly, the return on an inverse floating rate CMO is likely to decline more sharply in periods of increasing interest rates than that of a fixed-rate security. For these reasons, interest-only, principal-only and inverse floating rate mortgage-backed securities generally have greater risk than more conventional classes of mortgage-backed securities. The limitations on each Fund's investments in interest-only, principal-only and inverse floating rate mortgage-backed securities are set forth above under "Investment Objectives and Policies."

    REPURCHASE AGREEMENTS
    A repurchase agreement involves the purchase by a Fund of securities with the agreement that after a stated period of time, the original seller will buy back the same securities ("collateral") at a predetermined price or yield. Repurchase agreements involve certain risks not associated with direct investments in securities. If the original seller defaults on its obligation to repurchase as a result of its bankruptcy or otherwise, the purchasing Fund will seek to sell the collateral, which could involve costs or delays. Although collateral (which may consist of any fixed income security which is an eligible investment for the Fund entering into the repurchase agreement) will at all times be maintained in an amount equal to the repurchase price under the agreement (including accrued interest), a Fund would suffer a loss if the proceeds from the sale of the collateral were less than the agreed-upon repurchase price. The Adviser will monitor the creditworthiness of the firms with which the Funds enter into repurchase agreements.

    WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS
    Each of the Funds may purchase securities on a when-issued or delayed-delivery basis. When such a transaction is negotiated, the purchase price is fixed at the time the purchase commitment is entered, but delivery of and payment for the securities take place at a later date. A Fund will not accrue income with respect to securities purchased on a when-issued or delayed-delivery basis prior to their stated delivery date. Pending delivery of the securities, each Fund will maintain in a segregated account cash or liquid high-grade securities in an amount sufficient to meet its purchase commitments.

    The purchase of securities on a when-issued or delayed-delivery basis exposes a Fund to risk because the securities may decrease in value prior to delivery. In addition, a Fund's purchase of securities on a when-issued or delayed-delivery basis while remaining substantially fully invested could increase the amount of the Fund's total assets that are subject to market risk, resulting in increased sensitivity of net asset value to changes in market prices. However, the Funds will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with their investment objectives, and not for the purpose of investment leverage. A seller's failure to deliver securities to a Fund could prevent the Fund from realizing a price or yield considered to be advantageous.

    LENDING OF PORTFOLIO SECURITIES
    In order to generate additional income, each of the Funds may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, the Funds will only enter into loan arrangements with broker-dealers, banks, or other institutions which the Adviser has determined are creditworthy under guidelines established by the Board of Directors. In these loan arrangements, the Funds will receive collateral in the form of cash, United States Government securities or other high-grade debt obligations equal to at least 100% of the value of the securities loaned. Collateral is marked to market daily. The Funds will pay a portion of the income earned on the lending transaction to the placing broker and may pay administrative and custodial fees (including fees to an affiliate of the Adviser) in connection with these loans.

    OPTIONS TRANSACTIONS
    Each of the Funds may, in order to reduce risk, invest in exchange traded put and call options on interest rate futures contracts and on interest rate indices. Such investments will be made solely as a hedge against adverse changes resulting from market conditions in the values of securities held by the Funds or which they intend to purchase and where the transactions are deemed appropriate to reduce risks inherent in the Funds' portfolios or contemplated investments.

    None of the Funds will invest more than 5% of the value of its total assets in purchased options, provided that options which are "in the money" at the time of purchase may be excluded from this 5% limitation. A call option is "in the money" if the exercise price is lower than the current market price of the underlying contract or index, and a put option is "in the money" if the exercise price is higher than the current market price. A Fund's loss exposure in purchasing an option is limited to the sum of the premium paid (purchase price of the option) and the commission or other transaction expenses associated with acquiring the option.

    An interest rate futures contract provides for the future sale by one party and purchase by the other party of a certain amount of a specific financial instrument (debt security) at a specified price, date, time and place. An option on an interest rate futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to purchase (in the case of a call option) or sell (in the case of a put option) an interest rate futures contract at a specified exercise price at any time prior to the expiration date of the option. In order to hedge its portfolio against anticipated changes in interest rates, a Fund might purchase a put option on an interest rate futures contract if interest rates were expected to rise, or might purchase a call option on an interest rate futures contract if rates were expected to decline.

    Options on interest rate indices are similar to options on interest rate futures contracts except that, rather than the right to take or make delivery of a specific financial instrument at a specified price, an option on an interest rate index gives the holder the right to receive, upon exercise of the option, a defined amount of cash if the closing value of the interest rate index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. Put and call options on interest rate indices thus may be used in a fashion similar to that of options on interest rate futures contracts to hedge the value of a portfolio of debt securities against anticipated changes in interest rates.

    The use of options on interest rate futures contracts and on interest rate indices involves certain risks. These include the risk that changes in interest rates on the hedged instruments may not correlate to changes in interest rates on the instrument or index upon which the hedge is based, and the risk of limited liquidity in the event that a Fund seeks to close out an options position before expiration by entering into an offsetting transaction.

    PORTFOLIO TRANSACTIONS
    Portfolio transactions in the over-the-counter market will be effected with market makers or issuers, unless better overall price and execution are available through a brokerage transaction. It is anticipated that most portfolio transactions involving debt securities will be executed on a principal basis. Also, with respect to the placement of portfolio transactions with securities firms, subject to the overall policy to seek to place portfolio transactions as efficiently as possible and at the best price, research services and placement of orders by securities firms for a Fund's shares may be taken into account as a factor in placing portfolio transactions for the Fund.

    PORTFOLIO TURNOVER
    Although the Funds do not intend generally to trade for short-term profits, they may dispose of a security without regard to the time it has been held when such action appears advisable to the Adviser. The portfolio turnover rate for a Fund may vary from year to year and may be affected by cash requirements for redemptions of shares. High portfolio turnover rates generally would result in higher transaction costs and could result in additional tax consequences to a Fund's shareholders.

    INVESTMENT RESTRICTIONS
    The fundamental and nonfundamental investment restrictions of the Funds are set forth in full in the Statement of Additional Information. The fundamental restrictions include the following:

    * None of the Funds will borrow money, except from banks for temporary or emergency purposes. The amount of such borrowing may not exceed 10% of the borrowing Fund's total assets. None of the Funds will borrow money for leverage purposes. For the purpose of this investment restriction, the use of options and futures transactions and the purchase of securities on a when-issued or delayed-delivery basis shall not be deemed the borrowing of money. If a Fund engages in borrowing, its share price may be subject to greater fluctuation, and the interest expense associated with the borrowing may reduce the Fund's net income.

    * None of the Funds will mortgage, pledge or hypothecate its assets, except in an amount not exceeding 15% of the value of its total assets to secure temporary or emergency borrowing.

    *   None of the Funds will make short sales of securities.

    * None of the Funds will purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

    A fundamental policy or restriction, including those stated above, cannot be changed without an affirmative vote of the holders of a "majority" of the outstanding shares of the applicable Fund, as defined in the 1940 Act.

    As a nonfundamental policy, none of the Funds will invest more than 15% of its net assets in all forms of illiquid investments, as determined pursuant to applicable Securities and Exchange Commission rules and interpretations.
    Section 4(2) commercial paper and Rule 144A securities may be determined to be "liquid" under guidelines adopted by the Board of Directors. Investing in Rule 144A securities could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

    INFORMATION CONCERNING COMPENSATION PAID TO FIRST TRUST NATIONAL ASSOCIATION AND ITS AFFILIATES
    First Trust National Association ("First Trust") may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 ("ERISA") which invest in the Funds. This section sets forth information concerning compensation that First Trust and its affiliates may receive from the Funds.

    First Trust, as custodian for the assets of the Funds, receives the custodian fees specified herein under the caption "Management -- Custodian."

    First Bank National Association, which is under common ownership with First Trust, acts as investment adviser to the Funds and receives the advisory fees specified herein under the caption "Management -- Investment Adviser."

    First Trust and its affiliates may receive shareholder servicing fees in the amounts specified herein under the caption "Distributor." First Trust also may act as securities lending agent in connection with the Funds' securities lending transaction and receive, as compensation for such services, fees equal to 40% of the Funds' income from such securities lending transactions.



FIRST AMERICAN INVESTMENT FUNDS, INC.
Oaks, Pennsylvania 19456

INVESTMENT ADVISER
FIRST BANK NATIONAL ASSOCIATION
601 Second Avenue South
Minneapolis, Minnesota 55402

CUSTODIAN
FIRST TRUST NATIONAL ASSOCIATION
180 East Fifth Street
St. Paul, Minnesota 55101

DISTRIBUTOR
SEI FINANCIAL SERVICES COMPANY
Oaks, Pennsylvania 19456

ADMINISTRATOR
SEI FINANCIAL MANAGEMENT
CORPORATION
Oaks, Pennsylvania 19456

TRANSFER AGENT
DST SYSTEMS, INC.
1004 Baltimore
Kansas City, Missouri 64105

INDEPENDENT AUDITORS
KPMG PEAT MARWICK LLP
90 South Seventh Street
Minneapolis, Minnesota 55402

COUNSEL
DORSEY & WHITNEY LLP
220 South Sixth Street
Minneapolis, Minnesota 55402




FAIF-1001 (1/97) R




FIRST AMERICAN INVESTMENT FUNDS, INC.

FIXED INCOME FUNDS
INSTITUTIONAL CLASS

Limited Term                                             Fixed Income Fund
Income Fund
                                                         Intermediate Government
Intermediate Term                                        Bond Fund
Income Fund

                                   PROSPECTUS

                                                                JANUARY 31, 1997

[LOGO] FIRST AMERICAN FUNDS
       THE POWER OF DISCIPLINED INVESTING


TABLE OF CONTENTS

                                           PAGE

SUMMARY                                      4

FEES AND EXPENSES                            6
Class C Share Fees and Expenses              6
Information Concerning Fees and
Expenses                                     7
FINANCIAL HIGHLIGHTS                         8
THE FUNDS                                   10
INVESTMENT OBJECTIVES AND POLICIES          10
Limited Term Income Fund,
Intermediate Term Income Fund, and
Fixed Income Fund                           11
Intermediate Government Bond Fund           13
Risks to Consider                           14
MANAGEMENT                                  16
Investment Adviser                          16
Portfolio Managers                          17
Custodian                                   17
Administrator                               17
Transfer Agent                              18
DISTRIBUTOR                                 18
PURCHASES AND REDEMPTIONS OF SHARES         18
Share Purchases and Redemptions             18
What Shares Cost                            19
Exchanging Securities for Fund Shares       20
Certificates and Confirmations              20
Dividends and Distributions                 21
Exchange Privilege                          21
FEDERAL INCOME TAXES                        22
FUND SHARES                                 22
CALCULATION OF PERFORMANCE DATA             23
SPECIAL INVESTMENT METHODS                  24
Bank Instruments                            24
Asset-Backed Securities                     25
Foreign Securities                          25
Mortgage-Backed Securities                  26
Repurchase Agreements                       28
When-Issued and Delayed-Delivery
Transactions                                28
Lending of Portfolio Securities             28
Options Transactions                        29
Portfolio Transactions                      30
Portfolio Turnover                          30
Investment Restrictions                     30
Information Concerning Compensation
Paid to First Trust National
Association and Its Affiliates              31



FIRST AMERICAN INVESTMENT FUNDS, INC.
Oaks, Pennsylvania 19456

INSTITUTIONAL CLASS PROSPECTUS

    The shares described in this Prospectus represent interests in First American Investment Funds, Inc., which consists of mutual funds with several different investment portfolios and objectives. This Prospectus relates to the Class C Shares of the following funds (the "Funds"):

    *  LIMITED TERM INCOME FUND            *  FIXED INCOME FUND
    *  INTERMEDIATE TERM INCOME FUND       *  INTERMEDIATE GOVERNMENT BOND FUND

    Class C Shares of the Funds are offered through banks and certain other institutions for the investment of their own funds and funds for which they act in a fiduciary, agency or custodial capacity.

    SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, INCLUDING FIRST BANK NATIONAL ASSOCIATION AND ANY OF ITS AFFILIATES, NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, DUE TO FLUCTUATIONS IN EACH FUND'S NET ASSET VALUE.

    This Prospectus concisely sets forth information about the Funds that a prospective investor should know before investing. It should be read and retained for future reference.

    A Statement of Additional Information dated January 31, 1997 for the Funds has been filed with the Securities and Exchange Commission and is incorporated in its entirety by reference in this Prospectus. To obtain copies of the Statement of Additional Information at no charge, or to obtain other information or make inquiries about the Funds, call (800) 637-2548 or write SEI Financial Services Company, Oaks, Pennsylvania 19456.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The date of this Prospectus is January 31, 1997.


SUMMARY

    First American Investment Funds, Inc. ("FAIF") is an open-end investment company which offers shares in several different mutual funds. This Prospectus provides information with respect to the Class C Shares of the following funds (the "Funds"):

    LIMITED TERM INCOME FUND has an objective of providing current income while attempting to provide a high degree of principal stability. This Fund invests in investment grade debt securities, at least 65% of which are United States Government obligations and corporate debt obligations and mortgage-backed and asset-backed securities rated at least A by Standard & Poor's or Moody's or which have been assigned an equivalent rating by another nationally recognized statistical rating organization. Under normal market conditions, the weighted average maturity of the securities held by this Fund will range from 6 months to 2 years.

    INTERMEDIATE TERM INCOME FUND has an objective of providing current income to the extent consistent with preservation of capital. This Fund generally invests in the same kinds of debt securities as Limited Term Income Fund. Under normal market conditions, the weighted average maturity of the securities held by this Fund will range from 2 to 7 years.

    FIXED INCOME FUND has an objective of providing a high level of current income consistent with limited risk to capital. This Fund generally invests in the same kinds of debt securities as Limited Term Income Fund. Under normal market conditions, the weighted average maturity of the securities held by this Fund will not exceed 15 years.

    INTERMEDIATE GOVERNMENT BOND FUND has an objective of providing current income to the extent consistent with preservation of capital. Under normal market conditions, this Fund invests at least 65% of its total assets in securities issued or guaranteed by the United States Government and its agencies and instrumentalities. Under normal market conditions, the weighted average maturity of the securities held by this Fund will range from 2 to 7 years.

    INVESTMENT ADVISER First Bank National Association (the "Adviser") serves as investment adviser to each of the Funds. See "Management."

    DISTRIBUTOR; ADMINISTRATOR SEI Financial Services Company (the "Distributor") serves as the distributor of the Funds' shares. SEI Financial Management Corporation (the "Administrator") serves as the administrator of the Funds. See "Management" and "Distributor."

    ELIGIBLE INVESTORS; OFFERING PRICES Class C Shares are offered through banks and certain other institutions for the investment of their own funds and funds for which they act in a fiduciary, agency or custodial capacity. Class C Shares are sold at net asset value without any front-end or deferred sales charges. See "Purchases and Redemptions of Shares."

    EXCHANGES Class C Shares of any Fund may be exchanged for Class C Shares of other funds in the First American family at the shares' respective net asset values with no additional charge. See "Purchases and Redemptions of Shares -- Exchange Privilege."

    REDEMPTIONS Shares of each Fund may be redeemed at any time at their net asset value next determined after receipt of a redemption request by the Funds' transfer agent, with no additional charge. See "Purchases and Redemptions of Shares."

    RISKS TO CONSIDER Each of the Funds is subject to (i) interest rate risk (the risk that increases in market interest rates will cause declines in the value of debt securities held by a Fund); (ii) credit risk (the risk that the issuers of debt securities held by a Fund default in making required payments); and (iii) call or prepayment risk (the risk that a borrower may exercise the right to prepay a debt obligation before its stated maturity, requiring a Fund to reinvest the prepayment at a lower interest rate). In addition, those Funds which may invest in mortgage-backed securities are subject to certain additional risks associated with investing in securities representing interests in, or secured by, pools of residential mortgage loans. The Funds also may, in order to attempt to reduce risk, invest in exchange traded put and call options on interest rate futures contracts and on interest rate indices. See "Investment Objectives and Policies -- Risks to Consider" and "Special Investment Methods."

    SHAREHOLDER INQUIRIES Any questions or communications regarding the Funds or a shareholder account should be directed to the Distributor by calling (800) 637-2548, or to the financial institution which holds shares on an investor's behalf.


FEES AND EXPENSES INSTITUTIONAL CLASSES

CLASS C SHARE FEES AND EXPENSES

                                         LIMITED                                        INTERMEDIATE
                                          TERM        INTERMEDIATE       FIXED           GOVERNMENT
                                         INCOME       TERM INCOME       INCOME              BOND
                                          FUND            FUND           FUND               FUND
SHAREHOLDER TRANSACTION EXPENSES
Maximum sales load imposed
on purchases                              None            None           None               None
Maximum sales load imposed
on reinvested dividends                   None            None           None               None
Deferred sales load                       None            None           None               None
Redemption fees                           None            None           None               None
Exchange fees                             None            None           None               None
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Investment advisory fees (after
voluntary fee waivers and
reimbursements)(1)                        0.46%           0.52%          0.53%              0.52%
Rule 12b-1 fees                           None            None           None               None
Other expenses (after
voluntary fee waivers)(1)                 0.14%           0.18%          0.17%              0.18%
Total fund operating expenses
(after voluntary fee waivers
and reimbursements)(1)                    0.60%           0.70%          0.70%              0.70%
EXAMPLE(2)
You would pay the following expenses on a $1,000 investment, assuming (i) a 5%
annual return, and (ii) redemption at the end of each time period:
1 year                                   $   6           $   7          $   7              $   7
3 years                                  $  19           $  22          $  22              $  22
5 years                                  $  33           $  39          $  39              $  39
10 years                                 $  75           $  87          $  87              $  87

(1) The Adviser and the Administrator intend to waive a portion of their fees and/or reimburse expenses on a voluntary basis, and the amounts shown reflect these waivers and reimbursements as of the date of this Prospectus. Each of these persons intends to maintain such waivers and reimbursements in effect for the current fiscal year but reserves the right to discontinue such waivers and reimbursements at any time in its sole discretion. Absent any fee waivers, investment advisory fees for each Fund as an annualized percentage of average daily net assets would be 0.70%; and total fund operating expenses calculated on such basis would be 0.84% for Limited Term Income Fund, 0.88% for Intermediate Term Income Fund, 0.87% for Fixed Income Fund and 0.85% for Intermediate Government Bond Fund. Other expenses includes an administration fee.

(2) Absent the fee waivers and reimbursements referred to in (1) above, the dollar amounts for the 1, 3, 5 and 10-year periods would be as follows:
    Limited Term Income Fund, $9, $27, $47 and $104; Intermediate Term Income Fund, $9, $28, $49 and $108; Fixed Income Fund, $9, $28, $48 and $107; and
    Intermediate Government Bond Fund, $9, $27, $47 and $105.

    INFORMATION CONCERNING FEES AND EXPENSES
    The purpose of the preceding tables is to assist the investor in understanding the various costs and expenses that an investor in a Fund may bear directly or indirectly. THE EXAMPLES CONTAINED IN THE TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The information set forth in the foregoing tables and examples relates only to the Class C Shares of the Funds. The Funds also offer Class A and Class B Shares which are subject to the same expenses and, in addition, to a front-end or contingent deferred sales load and certain distribution and/or shareholder servicing expenses.

    The examples in the above tables are based on projected annual Fund operating expenses after voluntary fee waivers and expense reimbursements by the Adviser and the Administrator. Although these persons intend to maintain such waivers in effect for the current fiscal year, any such waivers are voluntary and may be discontinued at any time. Prior to fee waivers, investment advisory fees accrue at the annual rate as a percentage of average daily net assets of 0.70% for each of the Funds.

    Other expenses include fees paid by each Fund to the Administrator for providing various services necessary to operate the Funds. These include shareholder servicing and certain accounting and other services. The Administrator provides these services for a fee calculated at an annual rate of 0.12% of average daily net assets of each Fund subject to a minimum of $50,000 per Fund per fiscal year; provided, that to the extent that the aggregate net assets of all First American funds exceed $8 billion, the percentage stated above is reduced to 0.105%. Other expenses of the Funds also includes the cost of maintaining shareholder records, furnishing shareholder statements and reports, and other services. Investment advisory fees, administrative fees and other expenses are reflected in the Funds' daily dividends and are not charged to individual shareholder accounts.


FINANCIAL HIGHLIGHTS

    The following audited financial highlights should be read in conjunction with the Funds' financial statements, the related notes thereto and the independent auditors' report of KPMG Peat Marwick LLP appearing in FAIF's annual report to shareholders for the year ended September 30, 1996. Further information about the Funds' performance is contained in such annual report to shareholders, which may be obtained without charge by calling (800) 637-2548 or by writing SEI Financial Services Company, Oaks, Pennsylvania 19456.

For the periods ended September 30,
For a share outstanding throughout the period

                                                                 REALIZED AND
                                                                   UNREALIZED     DIVIDENDS
                                NET ASSET VALUE       NET           GAINS OR       FROM NET
                                  BEGINNING OF     INVESTMENT     (LOSSES) ON     INVESTMENT
                                     PERIOD          INCOME       INVESTMENTS       INCOME
LIMITED TERM INCOME FUND
Class C
1996                                 $ 9.92           $0.58         $(0.01)        $(0.58)
1995                                   9.85            0.56           0.07          (0.56)
1994(1)                               10.02            0.29          (0.17)         (0.29)
INTERMEDIATE TERM INCOME FUND
Class C
1996                                 $ 9.94           $0.55         $   --         $(0.55)
1995                                   9.55            0.58           0.39          (0.58)
1994(1)                               10.01            0.31          (0.46)         (0.31)
FIXED INCOME FUND
Class C
1996                                 $10.97           $0.63         $(0.11)        $(0.63)
1995                                  10.37            0.66           0.62          (0.65)
1994(2)                               11.11            0.38          (0.74)         (0.38)
INTERMEDIATE GOVERNMENT BOND FUND
Class C
1996                                 $ 9.29           $0.54         $(0.11)        $(0.54)
1995                                   8.98            0.54           0.31          (0.54)
1994(2)                                9.41            0.27          (0.43)         (0.27)

+Returns are for the period indicated and have not been annualized.

(1) This class of shares has been offered since February 4, 1994 (the Fund itself having commenced operations on December 14, 1992). All ratios for the period have been annualized.

(2) This class of shares has been offered since February 4, 1994 (the Fund itself having commenced operations on December 22, 1987). All ratios for the period have been annualized.


                       [WIDE TABLE CONTINUED FROM ABOVE]

                                                                                                          RATIO OF
                                                                                        RATIO OF NET     EXPENSES TO
                                                                         RATIO OF        INVESTMENT      AVERAGE NET
          DISTRIBUTIONS  NET ASSET                     NET ASSETS END   EXPENSES TO       INCOME TO        ASSETS
          FROM CAPITAL   VALUE END                       OF PERIOD      AVERAGE NET      AVERAGE NET     (EXCLUDING     PORTFOLIO
             GAINS       OF PERIOD    TOTAL RETURN         (000)          ASSETS           ASSETS         WAIVERS)    TURNOVER RATE
            $   --        $ 9.91           5.93%          $ 93,588          0.60%           5.80%           0.84%           61%
                --          9.92           6.57            111,439          0.60            5.67            0.97           120
                --          9.85           1.24+            70,266          0.60            4.40            1.03            48

            $(0.01)       $ 9.93           5.63%          $ 98,702          0.70%           5.45%           0.88%          161%
                --          9.94          10.51             88,375          0.70            5.94            0.94            69
                --          9.55          (1.48)+           68,445          0.58            4.81            1.07           177

            $(0.10)       $10.76           4.90%          $391,211          0.70%           5.81%           0.87%          108%
             (0.03)        10.97          12.86            289,816          0.70            6.28            0.94           106
                --         10.37          (3.23)+           90,187          0.61            5.53            0.92           142

            $   --        $ 9.18           4.74%          $140,230          0.70%           5.85%           0.85%           29%
                --          9.29           9.82            100,168          0.70            6.13            0.97            17
                --          8.98          (1.66)+           27,776          0.36            5.32            1.45            74


THE FUNDS

    FAIF is an open-end management investment company which offers shares in several different mutual funds (collectively, the "FAIF Funds"), each of which evidences an interest in a separate and distinct investment portfolio. Shareholders may purchase shares in each FAIF Fund through three separate classes (Class A, Class B and Class C) which provide for variations in distribution costs, shareholder servicing fees, voting rights and dividends. Except for these differences among classes, each share of each FAIF Fund represents an undivided proportionate interest in that fund. FAIF is incorporated under the laws of the State of Maryland, and its principal offices are located at Oaks, Pennsylvania 19456.

    This Prospectus relates only to the Class C Shares of the Funds named on the cover hereof. Information regarding the Class A and Class B Shares of these Funds and regarding the Class A, Class B and Class C Shares of the other FAIF Funds is contained in separate prospectuses that may be obtained from FAIF's Distributor, SEI Financial Services Company, Oaks, Pennsylvania, 19456, or by calling (800) 637-2548. The Board of Directors of FAIF may authorize additional series or classes of common stock in the future.


INVESTMENT OBJECTIVES AND POLICIES

    This section describes the investment objectives and policies of the Funds. There is no assurance that any of these objectives will be achieved. The Funds' investment objectives are not fundamental and therefore may be changed without a vote of shareholders. Such changes could result in a Fund having investment objectives different from those which shareholders considered appropriate at the time of their investment in a Fund. Shareholders will receive written notification at least 30 days prior to any change in a Fund's investment objectives. Each of the Funds is a diversified investment company, as defined in the Investment Company Act of 1940 (the "1940 Act").

    If a percentage limitation on investments by a Fund stated below or in the Statement of Additional Information is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in asset values will not be deemed to violate the limitation except in the case of the limitation on illiquid investments. A Fund which is limited to investing in securities with specified ratings is not required to sell a security if its rating is reduced or discontinued after purchase, but the Fund may consider doing so. However, in no event will more than 5% of any Fund's net assets be invested in non-investment grade securities. Descriptions of the rating categories of Standard & Poor's Corporation ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's") are contained in the Statement of Additional Information.

    This section also contains information concerning certain investment risks borne by Fund shareholders under the heading "-- Risks to Consider." Further information concerning the securities in which the Funds may invest and related matters is set forth under "Special Investment Methods."

    LIMITED TERM INCOME FUND, INTERMEDIATE TERM INCOME FUND, AND FIXED INCOME
    FUND

    OBJECTIVES. Limited Term Income Fund has an objective of providing current income while attempting to provide a high degree of principal stability. Intermediate Term Income Fund has an objective of providing current income to the extent consistent with preservation of capital. Fixed Income Fund has an objective of providing a high level of current income consistent with limited risk to capital.

    INVESTMENT POLICIES. Each of these Funds invests in investment grade debt securities, at least 65% of which are United States Government obligations and corporate debt obligations and mortgage-backed and asset-backed securities rated at least A by Standard & Poor's or Moody's or which have been assigned an equivalent rating by another nationally recognized statistical rating organization.

    Under normal market conditions, the weighted average maturity of the securities held by Limited Term Income Fund will range from 6 months to 2 years; that of Intermediate Term Income Fund will range from 2 to 7 years; and that of Fixed Income Fund will not exceed 15 years.

    These Funds' permitted investments include notes, bonds and discount notes of United States Government agencies or instrumentalities; domestic issues of corporate debt obligations having floating or fixed rates of interest and rated at least BBB by Standard & Poor's or Baa by Moody's, or which have been assigned an equivalent rating by another nationally recognized statistical rating organization, or which are of comparable quality in the judgment of the Adviser; other fixed income securities, including mortgage-backed securities, which are rated in one of the four highest categories by a nationally recognized statistical rating organization or which are of comparable quality in the judgment of the Adviser; and commercial paper which is rated A-1 by Standard & Poor's or P-1 by Moody's or which has been assigned an equivalent rating by another nationally recognized statistical rating organization. Unrated securities deemed to be of comparable quality to rated securities as set forth above will not exceed 10% in the aggregate of the value of the total assets of any of these Funds. At least 65% of the total assets of Fixed Income Fund will be invested in fixed rate obligations.

    Subject to the foregoing limitations, each of these Funds may invest in the following kinds of securities, as described under the related headings under "Special Investment Methods:" (i) mortgage-backed securities (provided that Limited Term Income Fund will not invest in interest-only, principal-only or inverse floating rate mortgage-backed securities, and each of Intermediate Term Income Fund and Fixed Income Fund will not invest more than 10% of its total assets in the aggregate in these kinds of securities); (ii) asset-backed securities; and (iii) bank instruments.

    In addition, each of these Funds may (i) invest up to 15% of its total assets in foreign securities payable in United States dollars; (ii) enter into repurchase agreements; (iii) in order to attempt to reduce risk, invest in exchange traded put and call options on interest rate futures contracts and on interest rate indices; (iv) purchase securities on a when-issued or delayed-delivery basis; and (v) engage in the lending of portfolio securities. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."

    Limited Term Income Fund also may purchase investment-type insurance products such as Guaranteed Investment Contracts ("GICs"). A GIC is a deferred annuity under which the purchaser agrees to pay money to an insurer (either in a lump sum or in installments) and the insurer promises to pay interest at a guaranteed rate for the life of the contract. GICs may have fixed or variable interest rates. A GIC is a general obligation of the issuing insurance company. The purchase price paid for a GIC becomes part of the general assets of the insurer, and the contract is paid at maturity from the general assets of the insurer. In general, GICs are not assignable or transferable without the permission of the issuing insurance companies and can be redeemed before maturity only at a substantial discount or penalty. GICs therefore are usually considered to be illiquid investments. Limited Term Income Fund will purchase only GICs which are obligations of insurance companies with a policyholder's rating of A or better by A.M. Best Company. A description of these ratings is contained in the Statement of Additional Information.

    Although these Funds will not make direct purchases of common or preferred stocks or rights to acquire common or preferred stocks, they may invest in debt securities which are convertible into or exchangeable for, or which carry warrants or other rights to acquire, such stocks. Equity interests acquired through conversion, exchange or exercise of rights to acquire stock will be disposed of by these Funds as soon as practicable in an orderly manner.

    For temporary defensive purposes during times of unusual market conditions, these Funds may without limitation hold cash or invest in cash items. The Funds also may invest not more than 35% of their total assets in cash and cash items in order to utilize assets awaiting normal investment. Cash items may include short-term obligations such as rated commercial paper and variable amount master demand notes; time and savings deposits (including certificates of deposit); bankers acceptances; obligations of the United States Government or its agencies or instrumentalities; repurchase agreements collateralized by eligible investments; and securities of other mutual funds which invest primarily in debt securities with remaining maturities of 13 months or less (which investments also are subject to the advisory fee). Such other mutual funds include money market funds advised by the Adviser, subject to certain restrictions contained in an exemptive order issued by the Securities and Exchange Commission with respect thereto.

    INTERMEDIATE GOVERNMENT BOND FUND

    OBJECTIVE. Intermediate Government Bond Fund has an objective of providing current income to the extent consistent with preservation of capital.

    INVESTMENT POLICIES. Under normal market conditions, Intermediate Government Bond Fund invests at least 65% of its total assets in securities issued or guaranteed by the United States Government and its agencies and instrumentalities. The Fund's share price and yield, however, are not guaranteed or insured by the United States Government or any of its agencies or instrumentalities. Under normal market conditions, the weighted average maturity of the securities held by this Fund will range from 2 to 7 years.

    The types of securities in which the Fund may invest include direct obligations of the United States Treasury, such as United States Treasury bonds, notes and bills. In addition, the Fund may invest in obligations issued or guaranteed as to principal and interest by agencies of the United States Government or by instrumentalities which have been established or sponsored by the United States Government, provided, in each case, that interest on the obligations is excludable from state taxable income by the holders thereof. Such agencies and instrumentalities include, but are not limited to, the Farm Credit System Financial Assistance Corporation, the Federal Home Loan Banks System, the Student Loan Marketing Association and the Tennessee Valley Authority. Obligations issued or guaranteed by some of these agencies or instrumentalities are not guaranteed by the United States Government, but instead rely solely on the assets and credit of the issuing agency or instrumentality. The United States Treasury, agency and instrumentality securities in which the Fund may invest include adjustable rate securities and United States Treasury inflation-protection securities. The principal amount of such inflation-protection securities is adjusted for inflation, and periodic interest payments are an amount equal to a fixed percentage of the inflation-adjusted principal amount.

    In addition, the Fund may (i) enter into repurchase agreements; (ii) in order to attempt to reduce risk, invest in exchange traded put and call options on interest rate futures contracts and on interest rate indices;
    (iii) purchase securities on a when-issued or delayed-delivery basis; and
    (iv) engage in the lending of portfolio securities. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."

    For temporary defensive purposes during times of unusual market conditions, the Fund may without limitation hold cash or invest in short-term government securities maturing within 13 months from the date of purchase; repurchase agreements with respect to government securities; and securities of other mutual funds which invest primarily in debt securities with remaining maturities of 13 months or less (which investments also are subject to the advisory fee). Such other mutual funds include money market funds advised by the Adviser, subject to certain restrictions contained in an exemptive order issued by the Securities and Exchange Commission with respect thereto. The Fund also may so invest not more than 35% of its total assets in such investments in order to utilize assets awaiting normal investment. See "Special Investment Methods -- Repurchase Agreements."

    RISKS TO CONSIDER
    An investment in any of the Funds involves certain risks. These include the following:

    INTEREST RATE RISK. Interest rate risk is the risk that the value of a fixed-rate debt security will decline due to changes in market interest rates. Because the Funds invest in fixed-rate debt securities, they are subject to interest rate risk. In general, when interest rates rise, the value of a fixed-rate debt security declines. Conversely, when interest rates decline, the value of a fixed-rate debt security generally increases. Thus, shareholders in the Funds bear the risk that increases in market interest rates will cause the value of their Fund's portfolio investments to decline.

    In general, the value of fixed-rate debt securities with longer maturities is more sensitive to changes in market interest rates than the value of such securities with shorter maturities. Thus, the net asset value of a Fund which invests in securities with longer weighted average maturities, such as Fixed Income Fund, should be expected to have greater volatility in periods of changing market interest rates than that of a Fund which invests in securities with shorter weighted average maturities, such as Limited Term Income Fund. Similarly, the volatility of Intermediate Term Income Fund and Intermediate Government Bond Fund generally should be expected to be between that of Fixed Income Fund and Limited Term Income Fund. As described below under "-- Mortgage-Backed Securities," it is more difficult to generalize about the effect of changes in market interest rates on the values of mortgage-backed securities.

    Although the Adviser may engage in transactions intended to hedge the value of the Funds' portfolios against changes in market interest rates, there is no assurance that such hedging transactions will be undertaken or will fulfill their purpose. See "Special Investment Methods -- Options Transactions."

    CREDIT RISK. Credit risk is the risk that the issuer of a debt security will fail to make payments on the security when due. Because the Funds invest in debt securities, they are subject to credit risk. Securities issued or guaranteed by the United States Government generally are viewed as carrying minimal credit risk.

    Securities issued by governmental entities but not backed by the full faith and credit of the United States, and securities issued by private entities, are subject to higher levels of credit risk. The ratings and certain other requirements which apply to the Funds' permitted investments, as described elsewhere in this Prospectus, are intended to limit the amount of credit risk undertaken by the Funds. Nevertheless, shareholders in the Funds bear the risk that payment defaults could cause the value of their Fund's portfolio investments to decline. Investors also should note that Limited Term Income Fund, Intermediate Term Income Fund and Fixed Income Fund can invest in debt securities rated as low as BBB by Standard & Poor's or Baa by Moody's, or which have been assigned an equivalent rating by another nationally recognized statistical rating organization, or which are of comparable quality in the judgment of the Adviser. Although these rating categories are investment grade, obligations with these ratings are viewed as having speculative characteristics and carry a somewhat higher risk of default than obligations rated in the higher investment grade categories.

    CALL RISK. Many corporate bonds may be redeemed at the option of the issuer ("called") at a specified price prior to their stated maturity date. In general, it is advantageous for a corporate issuer to call its bonds if they can be refinanced through the issuance of new bonds which bear a lower interest rate than that of the called bonds. Call risk is the risk that corporate bonds will be called during a period of declining market interest rates so that such refinancings may take place.

    If a bond held by a Fund is called during a period of declining interest rates, the Fund probably will have to reinvest the proceeds received by it at a lower interest rate than that borne by the called bond, thus resulting in a decrease in the Fund's income. To the extent that the Funds invest in callable corporate bonds, Fund shareholders bear the risk that reductions in income will result from the call of bonds. Most United States Government securities are not callable before their stated maturity, although U.S. agency securities often are.

    MORTGAGE-BACKED SECURITIES. Because residential mortgage loans generally can be prepaid in whole or in part by the borrowers at any time without any prepayment penalty, the holder of a mortgage-backed security which represents an interest in a pool of such mortgage loans is subject to a form of call risk which is generally called "prepayment risk." In addition, it is more difficult to predict the effect of changes in market interest rates on the return on mortgaged-backed securities than to predict the effect of such changes on the return of a conventional fixed-rate debt instrument; the magnitude of such effects may be greater in some cases; and the return on certain types of mortgage-backed securities, such as interest-only, principal-only and inverse floating rate mortgage-backed securities, is particularly sensitive to changes in interest rates and in the rate at which the mortgage loans underlying the securities are prepaid by borrowers. For these reasons, a Fund's investments in mortgage-backed securities may involve greater risks than investments in governmental or corporate bonds. For further information, see "Special Investment Methods -- Mortgage-Backed Securities."

    OTHER. Investors also should review "Special Investment Methods" for information concerning risks associated with certain investment techniques which may be utilized by the Funds.


MANAGEMENT

    The Board of Directors of FAIF has the primary responsibility for overseeing the overall management and electing the officers of FAIF. Subject to the overall direction and supervision of the Board of Directors, the Adviser acts as investment adviser for and manages the investment portfolios of FAIF.

    INVESTMENT ADVISER
    First Bank National Association, 601 Second Avenue South, Minneapolis, Minnesota 55480, acts as the Funds' investment adviser through its First Asset Management group. The Adviser has acted as an investment adviser to FAIF since its inception in 1987 and has acted as investment adviser to First American Funds, Inc. since 1982 and to First American Strategy Funds, Inc. since 1996. As of December 31, 1996, the Adviser was managing accounts with an aggregate value of approximately $35 billion, including mutual fund assets in excess of $12 billion. First Bank System, Inc., 601 Second Avenue South, Minneapolis, Minnesota 55480, is the holding company for the Adviser.

    Each of the Funds has agreed to pay the Adviser monthly fees calculated on an annual basis equal to 0.70% of its average daily net assets. The Adviser may, at its option, waive any or all of its fees, or reimburse expenses, with respect to any Fund from time to time. Any such waiver or reimbursement is voluntary and may be discontinued at any time. The Adviser also may absorb or reimburse expenses of the Funds from time to time, in its discretion, while retaining the ability to be reimbursed by the Funds for such amounts prior to the end of the fiscal year. This practice would have the effect of lowering a Fund's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are absorbed or reimbursed, as the case may be.

    The Glass-Steagall Act generally prohibits banks from engaging in the business of underwriting, selling or distributing securities and from being affiliated with companies principally engaged in those activities. In addition, administrative and judicial interpretations of the Glass-Steagall Act prohibit bank holding companies and their bank and nonbank subsidiaries from organizing, sponsoring or controlling registered open-end investment companies that are continuously engaged in distributing their shares. Bank holding companies and their bank and nonbank subsidiaries may serve, however, as investment advisers to registered investment companies, subject to a number of terms and conditions.

    Although the scope of the prohibitions and limitations imposed by the Glass-Steagall Act has not been fully defined by the courts or the appropriate regulatory agencies, the Funds have received an opinion from their counsel that the Adviser is not prohibited from performing the investment advisory services described above. In the event of changes in federal or state statutes or regulations or judicial and administrative interpretations or decisions pertaining to permissible activities of bank holding companies and their bank and nonbank subsidiaries, the Adviser might be prohibited from continuing these arrangements. In that event, it is expected that the Board of Directors would make other arrangements and that shareholders would not suffer adverse financial consequences.

    PORTFOLIO MANAGERS

    MARTIN L. JONES is portfolio manager for Limited Term Income Fund, Intermediate Term Income Fund and Fixed Income Fund. Martin heads the Fixed Income Group of the Adviser and has over 20 years of investment experience. Formerly with Harris Trust & Savings Bank, Dillon, Read & Co., and Loeb Rhoades & Co., Martin received his bachelor's degree from Texas Tech University, his master's degree from University of Texas, and his master's in business administration degree from the University of Chicago.

    CHRISTOPHER L. DRAHN is portfolio manager for Intermediate Government Bond Fund. Chris joined the fixed income department of the Adviser in 1985, having previously served in its securities lending and corporate trust areas. He received his master's degree in business administration from the University of Minnesota and is a Chartered Financial Analyst.

    CUSTODIAN
    The custodian of the Funds' assets is First Trust National Association (the "Custodian"), First Trust Center, 180 East Fifth Street, St. Paul, Minnesota 55101. The Custodian is a subsidiary of First Bank System, Inc., which also controls the Adviser.

    As compensation for its services to the Funds, the Custodian is paid monthly fees calculated on an annual basis equal to 0.03% of the applicable Fund's average daily net assets. In addition, the Custodian is reimbursed for its out-of-pocket expenses incurred while providing its services to the Funds.

    ADMINISTRATOR
    The administrator for the Funds is SEI Financial Management Corporation, Oaks, Pennsylvania 19456. The Administrator, a wholly-owned subsidiary of SEI Investments Company, provides the Funds with certain administrative services necessary to operate the Funds. These services include shareholder servicing and certain accounting and other services. The Administrator provides these services for a fee calculated at an annual rate of 0.12% of each Fund's average daily net assets, subject to a minimum administrative fee during each fiscal year of $50,000 per Fund; provided, that to the extent that the aggregate net assets of all First American funds exceed $8 billion, the percentage stated above is reduced to 0.105%. From time to time, the Administrator may voluntarily waive its fees or reimburse expenses with respect to any of the Funds. Any such waivers or reimbursements may be made at the Administrator's discretion and may be terminated at any time.

    TRANSFER AGENT
    DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Funds. The address of the Transfer Agent is 1004 Baltimore, Kansas City, Missouri 64105. The Transfer Agent is not affiliated with the Distributor, the Administrator or the Adviser.


DISTRIBUTOR

    SEI Financial Services Company is the principal distributor for shares of the Funds and of the other FAIF Funds. The Distributor is a Pennsylvania corporation and is the principal distributor for a number of investment companies. The Distributor is a wholly-owned subsidiary of SEI Investments Company and is located at Oaks, Pennsylvania 19456. The Distributor is not affiliated with the Adviser, First Bank System, Inc., the Custodian or their respective affiliates.

    The Distributor, the Administrator and the Adviser may in their discretion use their own assets to pay for certain costs of distributing Fund shares. They also may discontinue any payment of such costs at any time. In addition, the Distributor and the Adviser and its affiliates may provide compensation from their own resources for shareholder services provided by third parties, including "one-stop" mutual fund networks through which the Funds are made available.


PURCHASES AND REDEMPTIONS OF SHARES

    SHARE PURCHASES AND REDEMPTIONS
    Shares of the Funds are sold and redeemed on days on which the New York Stock Exchange is open for business ("Business Days").

    Payment for shares can be made only by wire transfer. Wire transfers of federal funds for share purchases should be sent to First Bank National Association, Minneapolis, Minnesota, ABA Number 091000022; For Credit to:
    DST Systems: Account Number 160234580266; For Further Credit To: (Investor Name and Fund Name). Shares cannot be purchased by Federal Reserve wire on days on which the New York Stock Exchange is closed and on Federal holidays upon which wire transfers are restricted. Purchase orders will be effective and eligible to receive dividends declared the same day if the Transfer Agent receives an order before 3:00 p.m. Central time and the Custodian receives Federal funds before the close of business that day. Otherwise, the purchase order will be effective the next Business Day. The net asset value per share is calculated as of 3:00 p.m. Central time each Business Day. The Funds reserve the right to reject a purchase order.

    The Funds are required to redeem for cash all full and fractional shares of the Funds. Redemption orders may be made any time before 3:00 p.m. Central time in order to receive that day's redemption price. For redemption orders received before 3:00 p.m. Central time, payment will ordinarily be made the next business day by transfer of Federal funds, but payment may be made up to 7 days later.

    WHAT SHARES COST
    Class C Shares of the Funds are sold and redeemed at net asset value. The net asset value per share is determined as of the earlier of the close of the New York Stock Exchange or 3:00 p.m. Central time on each day the New York Stock Exchange is open for business, provided that net asset value need not be determined on days when no Fund shares are tendered for redemption and no order for that Fund's shares is received and on days on which changes in the value of portfolio securities will not materially affect the current net asset value of the Fund's shares. The price per share for purchases or redemptions is such value next computed after the Transfer Agent receives the purchase order or redemption request. In the case of redemptions and repurchases of shares owned by corporations, trusts or estates, the Transfer Agent may require additional documents to evidence appropriate authority in order to effect the redemption, and the applicable price will be that next determined following the receipt of the required documentation.

    DETERMINING NET ASSET VALUE. The net asset value per share for each of the Funds is determined by dividing the value of the securities owned by the Fund plus any cash and other assets (including interest accrued and dividends declared but not collected), less all liabilities, by the number of Fund shares outstanding. For the purpose of determining the aggregate net assets of the Funds, cash and receivables will be valued at their face amounts. Interest will be recorded as accrued and dividends will be recorded on the ex-dividend date. Debt obligations exceeding 60 days to maturity which are actively traded are valued by an independent pricing service at the most recently quoted bid price. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost. Foreign securities are valued based upon quotation from the primary market in which they are traded. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Board of Directors.

    Portfolio securities underlying actively traded options are valued at their market price as determined above. The current market value of any exchange traded option held or written by a Fund is its last sales price on the exchange prior to the time when assets are valued, unless the bid price is higher or the asked price is lower, in which event the bid or asked price is used. In the absence of any sales that day, options will be valued at the current closing bid price.

    Although the methodology and procedures for determining net asset value are identical for all classes of shares, the net asset value per share of different classes of shares of the same Fund may differ because of the distribution and/or shareholder servicing expenses charged to Class A and Class B Shares.

    FOREIGN SECURITIES. Trading in securities on foreign markets may be completed before the close of business on each business day of the Funds. Thus, the calculation of the Funds' net asset value may not take place contemporaneously with the determination of the prices of foreign securities held in the Funds' portfolios. If events materially affecting the value of foreign securities occur between the time when their price is determined and the time when the Funds' net asset value is calculated, such securities will be valued at fair value as determined in good faith by or under the direction of the Board of Directors. In addition, trading in securities on foreign markets may not take place on all days on which the New York Stock Exchange is open for business or may take place on days on which the Exchange is not open for business. Therefore, the net asset value of a Fund which holds foreign securities might be significantly affected on days when an investor has no access to the Fund.

    EXCHANGING SECURITIES FOR FUND SHARES
    A Fund may accept securities in exchange for Fund shares. A Fund will allow such exchanges only upon the prior approval by the Fund and a determination by the Fund and the Adviser that the securities to be exchanged are acceptable. Securities accepted by a Fund will be valued in the same manner that a Fund values its assets. The basis of the exchange will depend upon the net asset value of Fund shares on the day the securities are valued.

    CERTIFICATES AND CONFIRMATIONS
    The Transfer Agent maintains a share account for each shareholder. Share certificates will not be issued by the Funds.

    Confirmations of each purchase and redemption are sent to each shareholder. In addition, monthly confirmations are sent to report all transactions and dividends paid during that month for the Funds.

    DIVIDENDS AND DISTRIBUTIONS
    Dividends with respect to each Fund are declared and paid monthly to all shareholders of record on the record date. Distributions of any net realized long-term capital gains will be made at least once every 12 months. Dividends and distributions are automatically reinvested in additional shares of the Fund paying the dividend on payment dates at the ex-dividend date net asset value without a sales charge, unless shareholders request cash payments on the new account form or by writing to the Fund.

    All shareholders on the record date are entitled to the dividend. If shares are purchased before a record date for a dividend or a distribution of capital gains, a shareholder will pay the full price for the shares and will receive some portion of the purchase price back as a taxable dividend or distribution (to the extent, if any, that the dividend or distribution is otherwise taxable to holders of Fund shares). If shares are redeemed or exchanged before the record date for a dividend or distribution or are purchased after the record date, those shares are not entitled to the dividend or distribution.

    The amount of dividends payable on Class C Shares generally will be more than the dividends payable on Class A or Class B Shares because of the distribution and/or shareholder servicing expenses charged to Class A and Class B Shares.

    EXCHANGE PRIVILEGE
    Shareholders may exchange Class C Shares of a Fund for currently available Class C Shares of the other FAIF Funds or of other funds in the First American family at net asset value. Exchanges of shares among the First American family of funds must meet any applicable minimum investment of the fund for which shares are being exchanged.

    The ability to exchange shares of the Funds does not constitute an offering or recommendation of shares of one fund by another fund. This privilege is available to shareholders resident in any state in which the fund shares being acquired may be sold. An investor who is considering acquiring shares in another First American fund pursuant to the exchange privilege should obtain and carefully read a prospectus of the fund to be acquired. Exchanges may be accomplished by a written request, or by telephone if a preauthorized exchange authorization is on file with the Transfer Agent, shareholder servicing agent, or financial institution. Neither the Transfer Agent nor any Fund will be responsible for the authenticity of exchange instructions received by telephone if it reasonably believes those instructions to be genuine. The Funds and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine, and they may be liable for losses resulting from unauthorized or fraudulent telephone instructions if they do not employ these procedures. These procedures may include taping of telephone conversations.

    Shares of a class in which an investor is no longer eligible to participate may be exchanged for shares of a class in which that investor is eligible to participate. An example of this kind of exchange would be a situation in which Class C Shares of a Fund held by a financial institution in a trust or agency capacity for one or more individual beneficiaries are exchanged for Class A Shares of that Fund and distributed to the individual beneficiaries.


FEDERAL INCOME TAXES

    Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), during its current taxable year in order to be relieved of payment of federal income taxes on amounts of taxable income it distributes to shareholders.

    Dividends paid from each Fund's net investment income and net short-term capital gains will be taxable to shareholders as ordinary income, whether or not the shareholder elects to have such dividends automatically reinvested in additional shares. Dividends paid by the Funds will not be eligible for the 70% deduction for dividends received by corporations. Dividends paid from the net capital gains of each Fund and designated as capital gain dividends will be taxable to shareholders as long-term capital gains, regardless of the length of time for which they have held their shares in the Fund.

    Gain or loss realized upon the sale of shares in the Funds will be treated as capital gain or loss, provided that the shares represented a capital asset in the hands of the shareholder. Such gain or loss will be long-term gain or loss if the shares were held for more than one year.

    This is a general summary of the federal tax laws applicable to the Funds and their shareholders as of the date of this Prospectus. See the Statement of Additional Information for further details.


FUND SHARES

    Each share of a Fund is fully paid, nonassessable, and transferable. Shares may be issued as either full or fractional shares. Fractional shares have pro rata the same rights and privileges as full shares. Shares of the Funds have no preemptive or conversion rights.

    Each share of a Fund has one vote. On some issues, such as the election of directors, all shares of all FAIF Funds vote together as one series. The shares do not have cumulative voting rights. Consequently, the holders of more than 50% of the shares voting for the election of directors are able to elect all of the directors if they choose to do so. On issues affecting only a particular Fund or Class, the shares of that Fund or Class will vote as a separate series. Examples of such issues would be proposals to alter a fundamental investment restriction pertaining to a Fund or to approve, disapprove or alter a distribution plan pertaining to a Class.

    Under the laws of the State of Maryland and FAIF's Articles of Incorporation, FAIF is not required to hold shareholder meetings unless they
    (i) are required by the 1940 Act, or (ii) are requested in writing by the holders of 25% or more of the outstanding shares of FAIF.


CALCULATION OF PERFORMANCE DATA

    From time to time, any of the Funds may advertise information regarding its performance. Each Fund may publish its "yield," its "cumulative total return," its "average annual total return" and its "distribution rate." Distribution rates may only be used in connection with sales literature and shareholder communications preceded or accompanied by a Prospectus. Each of these performance figures is based upon historical results and is not intended to indicate future performance, and, except for "distribution rate," is standardized in accordance with Securities and Exchange Commission ("SEC") regulations.

    "Yield" for the Funds is computed by dividing the net investment income per share (as defined in applicable SEC regulations) earned during a 30-day period (which period will be stated in the advertisement) by the maximum offering price per share on the last day of the period. Yield is an annualized figure, in that it assumes that the same level of net investment income is generated over a one year period. The yield formula annualizes net investment income by providing for semi-annual compounding.

    "Total return" is based on the overall dollar or percentage change in value of a hypothetical investment in a Fund assuming reinvestment of dividend distributions and deduction of all charges and expenses, including, as applicable, the maximum sales charge imposed on Class A Shares or the contingent deferred sales charge imposed on Class B Shares redeemed at the end of the specified period covered by the total return figure. "Cumulative total return" reflects a Fund's performance over a stated period of time. "Average annual total return" reflects the hypothetical annually compounded rate that would have produced the same cumulative total return if performance had been constant over the entire period. Because average annual returns tend to smooth out variations in a Fund's performance, they are not the same as actual year-by-year results. As a supplement to total return computations, a Fund may also publish "total investment return" computations which do not assume deduction of the maximum sales charge imposed on Class A Shares or the contingent deferred sales charge imposed on Class B Shares.

    "Distribution rate" is determined by dividing the income dividends per share for a stated period by the maximum offering price per share on the last day of the period. All distribution rates published for the Funds are measures of the level of income dividends distributed during a specified period. Thus, these rates differ from yield (which measures income actually earned by a Fund) and total return (which measures actual income, plus realized and unrealized gains or losses of a Fund's investments). Consequently, distribution rates alone should not be considered complete measures of performance.

    The performance of the Class C Shares of a Fund will normally be higher than for the Class A and Class B Shares because Class C Shares are not subject to the sales charges and distribution and/or shareholder servicing expenses applicable to Class A and Class B Shares.

    In reports or other communications to shareholders and in advertising material, the performance of each Fund may be compared to recognized unmanaged indices or averages of the performance of similar securities and to composites of such indices and averages. Also, the performance of each Fund may be compared to that of other funds of similar size and objectives as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar independent mutual fund rating services, and each Fund may include in such reports, communications and advertising material evaluations published by nationally recognized independent ranking services and publications. For further information regarding the Funds' performance, see "Fund Performance" in the Statement of Additional Information.


SPECIAL INVESTMENT METHODS

    This section provides additional information concerning the securities in which the Funds may invest and related topics. Further information concerning these matters is contained in the Statement of Additional Information.

    BANK INSTRUMENTS
    The bank instruments in which Limited Term Income Fund, Intermediate Term Income Fund and Fixed Income Fund may invest include time and savings deposits, deposit notes and bankers acceptances (including certificates of deposit) in commercial or savings banks. They also include Eurodollar Certificates of Deposit issued by foreign branches of United States or foreign banks; Eurodollar Time Deposits, which are United States dollar-denominated deposits in foreign branches of United States or foreign banks; and Yankee Certificates of Deposit, which are United States dollar-denominated certificates of deposit issued by United States branches of foreign banks and held in the United States. For a description of certain risks of investing in foreign issuers' securities, see "-- Foreign Securities" below. In each instance, the Funds may only invest in bank instruments issued by an institution which has capital, surplus and undivided profits of more than $100 million or the deposits of which are insured by the Bank Insurance Fund or the Savings Association Insurance Fund.

    ASSET-BACKED SECURITIES
    Each of Limited Term Income Fund, Intermediate Term Income Fund and Fixed Income Fund may invest in asset-backed securities. Asset-backed securities generally constitute interests in, or obligations secured by, a pool of receivables other than mortgage loans, such as automobile loans and leases, credit card receivables, home equity loans and trade receivables. Like collateralized mortgage obligations, asset-backed securities generally are issued by a private special-purpose entity. Their ratings and creditworthiness typically depend on the legal insulation of the issuer and transaction from the consequences of a sponsoring entity's bankruptcy, as well as on the credit quality of the underlying receivables and the amount and credit quality of any third-party credit enhancement supporting the underlying receivables or the asset-backed securities. Asset-backed securities and their underlying receivables generally are not issued or guaranteed by any governmental entity.

    FOREIGN SECURITIES
    Each of Limited Term Income Fund, Intermediate Term Income Fund and Fixed Income Fund may invest up to 15% of its total assets in foreign securities payable in United States dollars. These securities may include securities issued or guaranteed by (i) the Government of Canada, any Canadian Province, or any instrumentality or political subdivision thereof; (ii) any other foreign government, agency or instrumentality; (iii) foreign subsidiaries of United States corporations; and (iv) foreign banks having total capital and surplus at the time of investment of at least $1 billion. Such foreign bank or corporate securities must be rated by at least one major United States rating agency as having a quality not less than that which would be required for comparable domestic securities. In addition, Limited Term Income Fund, Intermediate Term Income Fund and Fixed Income Fund also may invest in Eurodollar Certificates of Deposit, Eurodollar Time Deposits and Yankee Certificates of Deposit as described under "-- Bank Instruments" above.

    Although investments of these kinds are not subject to currency risk because they are denominated in United States dollars, they are subject to certain other risks associated with foreign investments. Risks which may affect foreign issuers include political, social or economic instability in the country of the issuer, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, and nationalization of assets. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic United States issuers. In addition, foreign branches of United States banks and foreign banks may be subject to less stringent regulatory requirements than United States banks.

    MORTGAGE-BACKED SECURITIES
    Limited Term Income Fund, Intermediate Term Income Fund and Fixed Income Fund may invest in mortgage-backed securities. Each of these Funds will invest only in mortgage-backed securities which are Agency Pass-Through Certificates or collateralized mortgage obligations ("CMOs"), as described below.

    Agency Pass-Through Certificates are mortgage pass-through certificates representing undivided interests in pools of residential mortgage loans. Distribution of principal and interest on the mortgage loans underlying an Agency Pass-Through Certificate is an obligation of or guaranteed by GNMA, FNMA or FHLMC. The obligation of GNMA with respect to such certificates is backed by the full faith and credit of the United States, while the obligations of FNMA and FHLMC with respect to such certificates rely solely on the assets and credit of those entities. The mortgage loans underlying GNMA certificates are partially or fully guaranteed by the Federal Housing Administration or the Veterans Administration, while the mortgage loans underlying FNMA certificates and FHLMC certificates are conventional mortgage loans which are, in some cases, insured by private mortgage insurance companies.

    Agency Pass-Through Certificates may be issued in a single class with respect to a given pool of mortgage loans or in multiple classes. Holders of single-class pass-through certificates are entitled to receive their proportionate share of all principal payments and prepayments on the underlying mortgage loans together with interest on the unpaid principal at a stated pass-through rate. Holders of each class in an issue of multiple-class pass-through certificates are entitled to receive a specified portion of all principal payments and prepayments and/or interest at a stated pass-through rate on the underlying mortgage loans. A class of pass-through certificates which entitles the holder to receive all of the interest and none of the principal on the underlying mortgage loans is referred to as an "interest-only" class, while a class which entitles the holder to receive all of the principal payments and prepayments and none of the interest on the underlying mortgage loans is referred to as a "principal-only" class. Agency Pass-Through Certificates may be based on a pool of fixed-rate mortgage loans or on a pool of adjustable-rate mortgage loans, the interest rates on which change periodically based on changes in a specified index rate. In the latter case, the pass-through rate of interest on the Agency Pass-Through Certificates changes with changes in the rates borne by the underlying mortgage loans.

    CMOs are debt obligations typically issued by a private special-purpose entity and collateralized by residential or commercial mortgage loans or Agency Pass-Through Certificates. The Funds will invest only in CMOs which are rated in one of the four highest rating categories by a nationally recognized statistical rating organization or which are of comparable quality in the judgment of the Adviser. Because CMOs are debt obligations of private entities, payments on CMOs generally are not obligations of or guaranteed by any governmental entity, and their ratings and creditworthiness typically depend on, among other factors, the legal insulation of the issuer and transaction from the consequences of a sponsoring entity's bankruptcy.

    CMOs generally are issued in multiple classes, with holders of each class entitled to receive specified portions of the principal payments and prepayments and/or of the interest payments on the underlying mortgage loans. These entitlements can be specified in a wide variety of ways, so that the payment characteristics of various classes may differ greatly from one another. Examples of the more common classes are provided in the Statement of Additional Information. The CMOs in which the Funds may invest include classes which are subordinated in right of payment to other classes, as long as they have the required rating referred to above.

    Residential mortgage loans generally can be prepaid in whole or in part by the borrowers at any time without any prepayment penalty. As a result, the rate at which mortgage loans in a given pool are prepaid (the "prepayment speed") is likely to increase if interest rates decline (due in part to prepayments associated with refinancings at lower rates) and to decrease if interest rates increase, particularly in the case of a pool of fixed-rate mortgage loans. Thus, the holder of an interest in a mortgage pool is likely to have to reinvest greater amounts of principal during periods of declining interest rates than during periods of increasing rates. However, the relationship between changes in interest rates and changes in prepayment speeds is not predictable with precision, nor is the likelihood of changes in interest rates which might lead to changes in prepayment speeds. In addition, changes in interest rates and prepayment speeds have differing effects on the return on different kinds of CMO classes. For these reasons, it is more difficult to predict the effect of changes in market interest rates on the return on mortgaged-backed securities than to predict the effect of such changes on the return of a conventional fixed-rate debt instrument, and the magnitude of such effects may be greater in some cases.

    The return on interest-only and principal-only mortgage-backed securities is particularly sensitive to changes in interest rates and prepayment speeds. When interest rates decline and prepayment speeds increase, the holder of an interest-only mortgage-backed security may not even recover its initial investment. Similarly, the return on an inverse floating rate CMO is likely to decline more sharply in periods of increasing interest rates than that of a fixed-rate security. For these reasons, interest-only, principal-only and inverse floating rate mortgage-backed securities generally have greater risk than more conventional classes of mortgage-backed securities. The limitations on each Fund's investments in interest-only, principal-only and inverse floating rate mortgage-backed securities are set forth above under "Investment Objectives and Policies."

    REPURCHASE AGREEMENTS
    A repurchase agreement involves the purchase by a Fund of securities with the agreement that after a stated period of time, the original seller will buy back the same securities ("collateral") at a predetermined price or yield. Repurchase agreements involve certain risks not associated with direct investments in securities. If the original seller defaults on its obligation to repurchase as a result of its bankruptcy or otherwise, the purchasing Fund will seek to sell the collateral, which could involve costs or delays. Although collateral (which may consist of any fixed income security which is an eligible investment for the Fund entering into the repurchase agreement) will at all times be maintained in an amount equal to the repurchase price under the agreement (including accrued interest), a Fund would suffer a loss if the proceeds from the sale of the collateral were less than the agreed-upon repurchase price. The Adviser will monitor the creditworthiness of the firms with which the Funds enter into repurchase agreements.

    WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS
    Each of the Funds may purchase securities on a when-issued or delayed-delivery basis. When such a transaction is negotiated, the purchase price is fixed at the time the purchase commitment is entered, but delivery of and payment for the securities take place at a later date. A Fund will not accrue income with respect to securities purchased on a when-issued or delayed-delivery basis prior to their stated delivery date. Pending delivery of the securities, each Fund will maintain in a segregated account cash or liquid high-grade securities in an amount sufficient to meet its purchase commitments.

    The purchase of securities on a when-issued or delayed-delivery basis exposes a Fund to risk because the securities may decrease in value prior to delivery. In addition, a Fund's purchase of securities on a when-issued or delayed-delivery basis while remaining substantially fully invested could increase the amount of the Fund's total assets that are subject to market risk, resulting in increased sensitivity of net asset value to changes in market prices. However, the Funds will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with their investment objectives, and not for the purpose of investment leverage. A seller's failure to deliver securities to a Fund could prevent the Fund from realizing a price or yield considered to be advantageous.

    LENDING OF PORTFOLIO SECURITIES
    In order to generate additional income, each of the Funds may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, the Funds will only enter into loan arrangements with broker-dealers, banks, or other institutions which the Adviser has determined are creditworthy under guidelines established by the Board of Directors. In these loan arrangements, the Funds will receive collateral in the form of cash, United States Government securities or other high-grade debt obligations equal to at least 100% of the value of the securities loaned. Collateral is marked to market daily. The Funds will pay a portion of the income earned on the lending transaction to the placing broker and may pay administrative and custodial fees (including fees to an affiliate of the Adviser) in connection with these loans.

    OPTIONS TRANSACTIONS
    Each of the Funds may, in order to reduce risk, invest in exchange traded put and call options on interest rate futures contracts and on interest rate indices. Such investments will be made solely as a hedge against adverse changes resulting from market conditions in the values of securities held by the Funds or which they intend to purchase and where the transactions are deemed appropriate to reduce risks inherent in the Funds' portfolios or contemplated investments.

    None of the Funds will invest more than 5% of the value of its total assets in purchased options, provided that options which are "in the money" at the time of purchase may be excluded from this 5% limitation. A call option is "in the money" if the exercise price is lower than the current market price of the underlying contract or index, and a put option is "in the money" if the exercise price is higher than the current market price. A Fund's loss exposure in purchasing an option is limited to the sum of the premium paid (purchase price of the option) and the commission or other transaction expenses associated with acquiring the option.

    An interest rate futures contract provides for the future sale by one party and purchase by the other party of a certain amount of a specific financial instrument (debt security) at a specified price, date, time and place. An option on an interest rate futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to purchase (in the case of a call option) or sell (in the case of a put option) an interest rate futures contract at a specified exercise price at any time prior to the expiration date of the option. In order to hedge its portfolio against anticipated changes in interest rates, a Fund might purchase a put option on an interest rate futures contract if interest rates were expected to rise, or might purchase a call option on an interest rate futures contract if rates were expected to decline.

    Options on interest rate indices are similar to options on interest rate futures contracts except that, rather than the right to take or make delivery of a specific financial instrument at a specified price, an option on an interest rate index gives the holder the right to receive, upon exercise of the option, a defined amount of cash if the closing value of the interest rate index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. Put and call options on interest rate indices thus may be used in a fashion similar to that of options on interest rate futures contracts to hedge the value of a portfolio of debt securities against anticipated changes in interest rates.

    The use of options on interest rate futures contracts and on interest rate indices involves certain risks. These include the risk that changes in interest rates on the hedged instruments may not correlate to changes in interest rates on the instrument or index upon which the hedge is based, and the risk of limited liquidity in the event that a Fund seeks to close out an options position before expiration by entering into an offsetting transaction.

    PORTFOLIO TRANSACTIONS
    Portfolio transactions in the over-the-counter market will be effected with market makers or issuers, unless better overall price and execution are available through a brokerage transaction. It is anticipated that most portfolio transactions involving debt securities will be executed on a principal basis. Also, with respect to the placement of portfolio transactions with securities firms, subject to the overall policy to seek to place portfolio transactions as efficiently as possible and at the best price, research services and placement of orders by securities firms for a Fund's shares may be taken into account as a factor in placing portfolio transactions for the Fund.

    PORTFOLIO TURNOVER
    Although the Funds do not intend generally to trade for short-term profits, they may dispose of a security without regard to the time it has been held when such action appears advisable to the Adviser. The portfolio turnover rate for a Fund may vary from year to year and may be affected by cash requirements for redemptions of shares. High portfolio turnover rates generally would result in higher transaction costs and could result in additional tax consequences to a Fund's shareholders.

    INVESTMENT RESTRICTIONS
    The fundamental and nonfundamental investment restrictions of the Funds are set forth in full in the Statement of Additional Information. The fundamental restrictions include the following:

    * None of the Funds will borrow money, except from banks for temporary or emergency purposes. The amount of such borrowing may not exceed 10% of the borrowing Fund's total assets. None of the Funds will borrow money for leverage purposes. For the purpose of this investment restriction, the use of options and futures transactions and the purchase of securities on a when-issued or delayed-delivery basis shall not be deemed the borrowing of money. If a Fund engages in borrowing, its share price may be subject to greater fluctuation, and the interest expense associated with the borrowing may reduce the Fund's net income.

    * None of the Funds will mortgage, pledge or hypothecate its assets, except in an amount not exceeding 15% of the value of its total assets to secure temporary or emergency borrowing.

    *   None of the Funds will make short sales of securities.

    * None of the Funds will purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

    A fundamental policy or restriction, including those stated above, cannot be changed without an affirmative vote of the holders of a "majority" of the outstanding shares of the applicable Fund, as defined in the 1940 Act.

    As a nonfundamental policy, none of the Funds will invest more than 15% of its net assets in all forms of illiquid investments, as determined pursuant to applicable Securities and Exchange Commission rules and interpretations.
    Section 4(2) commercial paper and Rule 144A securities may be determined to be "liquid" under guidelines adopted by the Board of Directors. Investing in Rule 144A securities could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

    INFORMATION CONCERNING COMPENSATION PAID TO FIRST TRUST NATIONAL ASSOCIATION AND ITS AFFILIATES
    First Trust National Association ("First Trust") may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 ("ERISA") which invest in the Funds. This section sets forth information concerning compensation that First Trust and its affiliates may receive from the Funds.

    First Trust, as custodian for the assets of the Funds, receives the custodian fees specified herein under the caption "Management -- Custodian."

    First Bank National Association, which is under common ownership with First Trust, acts as investment adviser to the Funds and receives the advisory fees specified under the caption "Management -- Investment Adviser."

    First Trust also may act as securities lending agent in connection with the Funds' securities lending transactions and receive, as compensation for such services, fees equal to 40% of the Funds' income from such securities lending transactions.


FIRST AMERICAN INVESTMENT FUNDS, INC.
Oaks, Pennsylvania 19456

INVESTMENT ADVISER
FIRST BANK NATIONAL ASSOCIATION
601 Second Avenue South
Minneapolis, Minnesota 55402

CUSTODIAN
FIRST TRUST NATIONAL ASSOCIATION
180 East Fifth Street
St. Paul, Minnesota 55101

DISTRIBUTOR
SEI FINANCIAL SERVICES COMPANY
Oaks, Pennsylvania 19456

ADMINISTRATOR
SEI FINANCIAL MANAGEMENT
CORPORATION
Oaks, Pennsylvania 19456

TRANSFER AGENT
DST SYSTEMS, INC.
1004 Baltimore
Kansas City, Missouri 64105

INDEPENDENT AUDITORS
KPMG PEAT MARWICK LLP
90 South Seventh Street
Minneapolis, Minnesota 55402

COUNSEL
DORSEY & WHITNEY LLP
220 South Sixth Street
Minneapolis, Minnesota 55402



FAIF-1501 (1/97) I





FIRST AMERICAN INVESTMENT FUNDS, INC.

TAX FREE INCOME FUNDS
RETAIL CLASS

INTERMEDIATE TAX                                          COLORADO INTERMEDIATE
FREE FUND                                                 TAX FREE FUND

MINNESOTA INSURED
INTERMEDIATE TAX FREE FUND


                                   PROSPECTUS

                                                                JANUARY 31, 1997

[LOGO] FIRST AMERICAN FUNDS
       THE POWER OF DISCIPLINED INVESTING


TABLE OF CONTENTS

                                    PAGE

SUMMARY                               4
FEES AND EXPENSES                     6
Class A Share Fees and Expenses       6
Information Concerning Fees and
Expenses                              7
FINANCIAL HIGHLIGHTS                  8
THE FUNDS                            10
INVESTMENT OBJECTIVES AND
POLICIES                             10
Intermediate Tax Free Fund           11
Minnesota Insured Intermediate
Tax Free Fund and Colorado
Intermediate Tax Free Fund           12
Risks to Consider                    14
MANAGEMENT                           17
Investment Adviser                   17
Portfolio Managers                   18
Custodian                            19
Administrator                        19
Transfer Agent                       19
DISTRIBUTOR                          19
INVESTING IN THE FUNDS               20
Share Purchases                      20
Minimum Investment Required          21
Class A Share Price and
Sales Charge                         22
Systematic Exchange Program          25
Systematic Investment Program        25
Exchanging Securities for
Fund Shares                          25
Certificates and Confirmations       25
Dividends and Distributions          26
Exchange Privilege                   26
REDEEMING SHARES                     28
By Telephone                         28
By Mail                              29
By Systematic Withdrawal Program     29
Redemption Before Purchase
Instruments Clear                    30
Accounts with Low Balances           30
DETERMINING THE PRICE OF SHARES      30
Determining Net Asset Value          31
INCOME TAXES                         31
Federal Income Taxation              31
Minnesota Income Taxation            33
Colorado Income Taxation             34
Other State and Local Taxation       35
TAX-EXEMPT VS. TAXABLE INCOME        35
FUND SHARES                          36
CALCULATION OF PERFORMANCE DATA      36
SPECIAL INVESTMENT METHODS           38
Municipal Bonds and Other
Municipal Obligations                38
Insurance for Minnesota Insured
Intermediate Tax Free Fund           40
Temporary Taxable Investments        41
Repurchase Agreements                42
Inverse Floating Rate
Obligations                          42
When-Issued and Delayed-Delivery
Transactions                         43
Lending of Portfolio Securities      43
Options Transactions                 44
Portfolio Transactions               45
Portfolio Turnover                   45
Investment Restrictions              45


FIRST AMERICAN INVESTMENT FUNDS, INC.
Oaks, Pennsylvania 19456


RETAIL CLASS PROSPECTUS

    The shares described in this Prospectus represent interests in First American Investment Funds, Inc., which consists of mutual funds with several different investment portfolios and objectives. This Prospectus relates to the Class A Shares of the following funds (the "Funds"):


    *  INTERMEDIATE TAX FREE FUND        *  COLORADO INTERMEDIATE TAX FREE FUND
    *  MINNESOTA INSURED INTERMEDIATE
       TAX FREE FUND

    SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, INCLUDING FIRST BANK NATIONAL ASSOCIATION AND ANY OF ITS AFFILIATES, NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, DUE TO FLUCTUATIONS IN EACH FUND'S NET ASSET VALUE.

    This Prospectus concisely sets forth information about the Funds that a prospective investor should know before investing. It should be read and retained for future reference.

    A Statement of Additional Information dated January 31, 1997 for the Funds has been filed with the Securities and Exchange Commission and is incorporated in its entirety by reference in this Prospectus. To obtain copies of the Statement of Additional Information at no charge, or to obtain other information or make inquiries about the Funds, call (800) 637-2548 or write SEI Financial Services Company, Oaks, Pennsylvania 19456.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRE- SENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The date of this Prospectus is January 31, 1997.


SUMMARY

    First American Investment Funds, Inc. ("FAIF") is an open-end investment company which offers shares in several different mutual funds. This Prospectus provides information with respect to the Class A Shares of the following funds (the "Funds"):

    INTERMEDIATE TAX FREE FUND has an objective of providing current income that is exempt from federal income tax to the extent consistent with preservation of capital. Under normal market conditions, this Fund invests at least 80% of its net assets in municipal obligations, the interest on which is exempt from federal income tax. No more than 20% of the securities owned by this Fund will generate income that is subject to the federal alternative minimum tax. Under normal market conditions, the weighted average maturity of the securities held by this Fund will range from 3 to 10 years.

    MINNESOTA INSURED INTERMEDIATE TAX FREE FUND has an objective of providing current income which is exempt from both federal income tax and Minnesota state income tax to the extent consistent with preservation of capital. Under normal market conditions, this Fund invests at least 80% of its net assets in municipal obligations, the interest on which is exempt from federal and Minnesota income tax. No more than 20% of the securities owned by this Fund will generate income that is subject to the federal or the Minnesota alternative minimum tax. At least 65% of the tax-exempt obligations held by this Fund will consist of insured bonds, escrow secured bonds and defeased bonds. Under normal market conditions, the weighted average maturity of the securities held by this Fund will range from 3 to 10 years.

    COLORADO INTERMEDIATE TAX FREE FUND has an objective of providing current income which is exempt from both federal income tax and Colorado state income tax to the extent consistent with preservation of capital. Under normal market conditions, this Fund invests at least 80% of its net assets in municipal obligations, the interest on which is exempt from federal and Colorado income tax. No more than 20% of the securities owned by this Fund will generate income that is subject to the federal alternative minimum tax. Under normal market conditions, the weighted average maturity of the securities held by this Fund will range from 3 to 10 years.

    INVESTMENT ADVISER First Bank National Association (the "Adviser") serves as investment adviser to each of the Funds. See "Management."

    DISTRIBUTOR; ADMINISTRATOR SEI Financial Services Company (the "Distributor") serves as the distributor of the Funds' shares. SEI Financial Management Corporation (the "Administrator") serves as the administrator of the Funds. See "Management" and "Distributor."

    OFFERING PRICES Class A Shares of the Funds are sold at net asset value plus a maximum sales charge of 3.00%. These sales charges are reduced on purchases of $50,000 or more. Purchases of $1 million or more of Class A Shares are not subject to an initial sales charge, but a contingent deferred sales charge of 1.00% will be imposed on such purchases in the event of redemption within 24 months following the purchase. Class A Shares of the Funds otherwise are redeemed at net asset value without any additional charge. Class A Shares of each Fund are subject to a shareholder servicing fee computed at an annual rate of 0.25% of the average daily net assets of that class. See "Investing in the Funds -- Class A Share Price and Sales Charge."

    MINIMUM INITIAL AND SUBSEQUENT INVESTMENTS The minimum initial investment is $1,000 ($250 for IRAs) for each Fund. Subsequent investments must be $100 or more. Regular investment in the Funds is simplified through the Systematic Investment Program through which monthly purchases of $100 or more are possible. See "Investing in the Funds -- Minimum Investment Required" and "-- Systematic Investment Program."

    EXCHANGES Shares of any Fund may be exchanged for the same class of shares of other funds in the First American family at the shares' respective net asset values with no additional charge. See "Investing in the Funds -- Exchange Privilege."

    REDEMPTIONS Shares of each Fund may be redeemed at any time at their net asset value next determined after receipt of a redemption request by the Funds' transfer agent, less any applicable contingent deferred sales charge. Each Fund may, upon 60 days written notice, redeem an account if the account's net asset value falls below $500. See "Investing in the Funds" and "Redeeming Shares."

    RISKS TO CONSIDER Each of the Funds is subject to (i) interest rate risk (the risk that increases in market interest rates will cause declines in the value of debt securities held by a Fund); (ii) credit risk (the risk that the issuers of debt securities held by a Fund default in making required payments); and (iii) call or prepayment risk (the risk that a borrower may exercise the right to prepay a debt obligation before its stated maturity, requiring a Fund to reinvest the prepayment at a lower interest rate).

    In addition, the value of municipal obligations held by the Funds may be adversely affected by local political and economic conditions and developments in the states and political subdivisions which issue the obligations. Investors should note in this regard that Minnesota Insured Intermediate Tax Free Fund and Colorado Intermediate Tax Free Fund invest in municipal obligations of issuers located only in Minnesota and Colorado, respectively. The Funds also may, in order to attempt to reduce risk, invest in exchange traded put and call options on interest rate futures contracts and on interest rate indices. See "Investment Objectives and Policies -- Risks to Consider" and "Special Investment Methods."

    SHAREHOLDER INQUIRIES Any questions or communications regarding the Funds or a shareholder account should be directed to the Distributor by calling (800) 637-2548, or to the financial institution which holds shares on an investor's behalf.


FEES AND EXPENSES

CLASS A SHARE FEES AND EXPENSES

                                                           MINNESOTA
                                                            INSURED         COLORADO
                                         INTERMEDIATE    INTERMEDIATE     INTERMEDIATE
                                           TAX FREE        TAX FREE         TAX FREE
                                             FUND            FUND             FUND
SHAREHOLDER TRANSACTION EXPENSES
Maximum sales load imposed on
purchases (as a percentage of offering
price)(1)                                    3.00%            3.00%           3.00%
Maximum sales load imposed on
reinvested dividends                         None             None            None
Deferred sales load                          None             None            None
Redemption fees                              None             None            None
Exchange fees                                None             None            None
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Investment advisory fees
(after voluntary fee waivers and
reimbursements)(2)                           0.48%            0.47%           0.47%
Rule 12b-1 fees(2)                           None             None            None
Other expenses (after voluntary fee
waivers and reimbursements)(2)               0.22%            0.23%           0.23%
Total fund operating expenses
(after voluntary fee waivers and
reimbursements)(2)                           0.70%            0.70%           0.70%
EXAMPLE(3)
Youwould pay the following expenses on a $1,000 investment, assuming (i) the maximum applicable sales charge for all funds; (ii) a
5% annual return; and (iii) redemption at the end of each time period:
1 year                                      $  37            $  37           $  37
3 years                                     $  52            $  52           $  52
5 years                                     $  68            $  68           $  68
10 years                                    $ 114            $ 114           $ 114

(1) The rules of the Securities and Exchange Commission require that the maximum sales charge be reflected in the above table. However, certain investors may qualify for reduced sales charges. Purchases of $1 million or more of Class A Shares are not subject to an initial sales charge, but a contingent deferred sales charge of 1.00% will be imposed on such purchases in the event of redemption within 24 months following the purchase. See "Investing in the Funds -- Class A Share Price and Sales Charge."

(2) The Adviser, the Distributor and the Administrator intend to waive a portion of their fees and/or reimburse expenses on a voluntary basis, and the amounts shown reflect these waivers and reimbursements as of the date of this Prospectus. Each of these persons intends to maintain such waivers and reimbursements in effect for the current fiscal year but reserves the right to discontinue such waivers and reimbursements at any time in its sole discretion. Absent any fee waivers, investment advisory fees for each Fund as an annualized percentage of average daily net assets would be 0.70%; Rule 12b-1 fees calculated on such basis would be 0.25%; and total fund operating expenses calculated on such basis would be 1.17% for Intermediate Tax Free Fund, 1.18% for Minnesota Insured Intermediate Tax Free and 1.18% for Colorado Intermediate Tax Free Fund. Other expenses includes an administration fee.

(3) Absent the fee waivers and reimbursements referred to in (2) above, the dollar amounts for the 1, 3, 5 and 10-year periods would be as follows:
    Intermediate Tax Free Fund, $42, $66, $92 and $168; Minnesota Insured Intermediate Tax Free Fund, $42, $66, $93 and $169; and Colorado Intermediate Tax Free Fund, $42, $66, $93 and $169.

    INFORMATION CONCERNING FEES AND EXPENSES
    The purpose of the preceding tables is to assist the investor in understanding the various costs and expenses that an investor in a Fund may bear directly or indirectly. THE EXAMPLES CONTAINED IN THE TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The information set forth in the foregoing tables and examples relates only to the Class A Shares of the Funds. The Funds also offer Class C Shares which are subject to the same expenses except that they bear no sales loads or shareholder servicing fees.

    The examples in the above tables are based on projected annual Fund operating expenses after voluntary fee waivers and expense reimbursements by the Adviser, the Distributor and the Administrator. Although these persons intend to maintain such waivers in effect for the current fiscal year, any such waivers are voluntary and may be discontinued at any time. Prior to fee waivers, investment advisory fees accrue at the annual rate as a percentage of average daily net assets of 0.70% for each of the Funds.

    The Class A Shares of each Fund pay shareholder servicing fees to the Distributor in an amount equaling 0.25% per year of each such class's average daily net assets (which fees currently are being waived). The Distributor also receives the sales charge for distributing the Funds' Class A Shares. For additional information, see "Distributor."

    Other expenses include fees paid by each Fund to the Administrator for providing various services necessary to operate the Funds. These include shareholder servicing and certain accounting and other services. The Administrator provides these services for a fee calculated at an annual rate of 0.12% of average daily net assets of each Fund subject to a minimum of $50,000 per Fund per fiscal year; provided, that to the extent that the aggregate net assets of all First American funds exceed $8 billion, the percentage stated above is reduced to 0.105%. Other expenses of the Funds also includes the cost of maintaining shareholder records, furnishing shareholder statements and reports, and other services. Investment advisory fees, administrative fees and other expenses are reflected in the Funds' daily dividends and are not charged to individual shareholder accounts.


FINANCIAL HIGHLIGHTS

    The following audited financial highlights should be read in conjunction with the Funds' financial statements, the related notes thereto and the independent auditors' report of KPMG Peat Marwick LLP appearing in FAIF's annual report to shareholders for the year ended September 30, 1996. Further information about the Funds' performance is contained in such annual report to shareholders, which may be obtained without charge by calling (800) 637-2548 or by writing SEI Financial Services Company, Oaks, Pennsylvania 19456.

For the periods ended September 30,
For a share outstanding throughout the period


                                               REALIZED AND
                                                UNREALIZED      DIVIDENDS
               NET ASSET VALUE       NET         GAINS OR       FROM NET
                BEGINNING OF     INVESTMENT     (LOSSES) ON    INVESTMENT
                   PERIOD          INCOME       INVESTMENTS      INCOME

INTERMEDIATE TAX FREE FUND
Class A
1996               $10.72           $0.46         $ 0.01         $(0.46)
1995                10.28            0.49           0.43          (0.48)
1994                10.92            0.44          (0.57)         (0.44)
1993                10.56            0.47           0.42          (0.47)
1992                10.34            0.53           0.22          (0.53)
1991(1)             10.04            0.50           0.31          (0.50)
1990(2)             10.08            0.56          (0.04)         (0.56)
1989(2)             10.19            0.56          (0.11)         (0.56)
1988(2)(3)          10.03            0.47           0.16          (0.47)
MINNESOTA INSURED INTERMEDIATE TAX FREE FUND
Class A
1996               $ 9.92           $0.45         $ 0.02         $(0.45)
1995                 9.58            0.46           0.33          (0.45)
1994(4)             10.00            0.25          (0.42)         (0.25)
COLORADO INTERMEDIATE TAX FREE FUND
Class A
1996               $10.51           $0.49         $(0.04)        $(0.49)
1995                10.15            0.49           0.36          (0.49)
1994(5)             10.00            0.21           0.16          (0.22)

*Total return excludes sales charges.

+Returns, excluding sales charges, are for the period indicated and have not been annualized.

(1) On September 3, 1991, the Board of Directors of FAIF approved a change in FAIF's fiscal year end from October 31 to September 30, effective September 30, 1991. All ratios for the period have been annualized.

(2) For the period ended October 31.


                       [WIDE TABLE CONTINUED FROM ABOVE]


                                                                                                      RATIO OF
                                                                                    RATIO OF NET     EXPENSES TO
                                                                       RATIO OF      INVESTMENT      AVERAGE NET
         DISTRIBUTIONS    NET ASSET                NET ASSETS END    EXPENSES TO      INCOME TO        ASSETS        PORTFOLIO
         FROM CAPITAL     VALUE END      TOTAL       OF PERIOD       AVERAGE NET     AVERAGE NET     (EXCLUDING      TURNOVER
            GAINS         OF PERIOD     RETURN*        (000)           ASSETS          ASSETS          WAIVERS)        RATE
           $(0.07)         $10.66        4.45%         $2,618           0.66%           4.35%           1.17%          53%
            --              10.72        9.15             983           0.67            4.71            1.30            68
            (0.07)          10.28       (1.25)          1,128           0.59            4.13            2.78            52
            (0.06)          10.92        8.66           2,969           0.71            4.31            5.09            27
            --              10.56        7.23             725           0.99            4.83           16.09            23
            (0.01)          10.34        8.15+            637           0.99            5.35           15.48            15
            --              10.04        5.31             537           1.08            5.58           13.85             4
            --              10.08        4.57             491           1.09            5.57           19.55             4
            --              10.19        6.73+            425           0.84            5.87           13.60             0

           $(0.03)         $ 9.91        4.80%         $3,916           0.70%           4.52%           1.18%          19%
            --               9.92        8.46           2,219           0.70            4.74            1.25            38
            --               9.58       (1.68)+         1,508           0.67            4.57            1.84            22

           $(0.05)         $10.42        4.39%         $2,861           0.70%           4.69%           1.18%          20%
            --              10.51        8.57           2,189           0.70            4.83            1.27            19
            --              10.15        3.66+            693           0.69            4.51            4.96             4

(3) Commenced operations on December 22, 1987. All ratios for the period have been annualized.

(4) Commenced operations on February 25, 1994. All ratios for the period have been annualized.

(5) Commenced operations on April 4, 1994. All ratios for the period have been annualized.


THE FUNDS

    FAIF is an open-end management investment company which offers shares in several different mutual funds (collectively, the "FAIF Funds"), each of which evidences an interest in a separate and distinct investment portfolio. Shareholders may purchase shares in each FAIF Fund through several separate classes which provide for variations in distribution costs, shareholder servicing fees, voting rights and dividends. Except for these differences among classes, each share of each FAIF Fund represents an undivided proportionate interest in that fund. FAIF is incorporated under the laws of the State of Maryland, and its principal offices are located at Oaks, Pennsylvania 19456.

    This Prospectus relates only to the Class A Shares of the Funds named on the cover hereof. Information regarding the Class C Shares of these Funds and regarding the Class A, Class B and Class C Shares of the other FAIF Funds is contained in separate prospectuses that may be obtained from FAIF's Distributor, SEI Financial Services Company, Oaks, Pennsylvania 19456, or by calling (800) 637-2548. The Board of Directors of FAIF may authorize additional series or classes of common stock in the future.


INVESTMENT OBJECTIVES AND POLICIES

    This section describes the investment objectives and policies of the Funds. There is no assurance that any of these objectives will be achieved. The Funds' investment objectives are not fundamental and therefore may be changed without a vote of shareholders. Such changes could result in a Fund having investment objectives different from those which shareholders considered appropriate at the time of their investment in a Fund. Shareholders will receive written notification at least 30 days prior to any change in a Fund's investment objectives. Intermediate Tax Free Fund is a diversified investment company, as defined in the Investment Company Act of 1940 (the "1940 Act"). Minnesota Insured Intermediate Tax Free Fund and Colorado Intermediate Tax Free Fund are nondiversified investment companies under the 1940 Act.

    If a percentage limitation on investments by a Fund stated below or in the Statement of Additional Information is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in asset values will not be deemed to violate the limitation except in the case of the limitation on illiquid investments. A Fund which is limited to investing in securities with specified ratings is not required to sell a security if its rating is reduced or discontinued after purchase, but the Fund may consider doing so. However, in no event will more than 5% of any Fund's net assets be invested in non-investment grade securities. Descriptions of the rating categories of Standard & Poor's Corporation ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's") are contained in the Statement of Additional Information.

    This section also contains information concerning certain investment risks borne by Fund shareholders under the heading "-- Risks to Consider." Further information concerning the securities in which the Funds may invest and related matters is set forth under "Special Investment Methods."

    INTERMEDIATE TAX FREE FUND

    OBJECTIVE. Intermediate Tax Free Fund has an objective of providing current income which is exempt from federal income tax to the extent consistent with preservation of capital.

    INVESTMENT POLICIES. Under normal market conditions, Intermediate Tax Free Fund invests at least 80% of its net assets in municipal bonds and other municipal obligations, the interest on which is, in the opinion of bond counsel to the issuer, exempt from federal income tax. No more than 20% of the securities owned by the Fund will generate income that is an item of tax preference for the purpose of the federal alternative minimum tax. Municipal obligations generating income subject to taxation under the federal alternative minimum tax rules will not be counted as tax exempt obligations for purposes of the 80% test. See "Income Taxes." The types of municipal bonds and other municipal obligations in which the Fund may invest are described under "Special Investment Methods -- Municipal Bonds and Other Municipal Obligations."

    Under normal market conditions, the weighted average maturity of the securities held by Intermediate Tax Free Fund will range from 3 to 10 years.

    Intermediate Tax Free Fund may purchase obligations which are rated no lower than BBB by Standard & Poor's or Baa by Moody's, or which have been assigned an equivalent rating by another nationally recognized statistical rating organization, or which are of comparable quality in the judgment of the Adviser. The Fund also may purchase municipal notes which are rated no lower than SP-1 by Standard & Poor's or MIG/VMIG-1 by Moody's or which have been assigned an equivalent rating by another nationally recognized statistical rating organization. Unrated securities will not exceed 10% in the aggregate of the value of the total assets of the Fund.

    While the assets of Intermediate Tax Free Fund ordinarily will be invested in municipal obligations, on occasion the Fund may temporarily hold short-term securities, other than municipal obligations, the income from which is taxable. Temporary taxable investments would be held solely for the purpose of managing exceptional in-flows and out-flows of cash or for temporary defensive purposes to preserve existing portfolio values. Under normal circumstances, the Fund may not invest more than 20% of its assets in investments other than municipal obligations. However, in periods of adverse markets when a temporary defensive position to protect capital is deemed advisable and practicable, the Fund may have more than 20% of its assets in temporary taxable investments or cash. The types of investments which are permitted for these purposes are described under "Special Investment Methods -- Temporary Taxable Investments."

    The Fund also may temporarily invest in shares of investment companies which invest primarily in short-term municipal obligations with maturities not exceeding 13 months. Investments of these types are also subject to the advisory fee. Income from these investments is normally exempt from federal income tax. Where the income from these investments is exempt from federal income tax, the investments will be counted as tax exempt obligations for purposes of the 80% test described above.

    The Fund also may (i) in order to attempt to reduce risk, invest in exchange traded put and call options on interest rate futures contracts and on interest rate indices; (ii) purchase securities on a when-issued or delayed-delivery basis; and (iii) engage in the lending of portfolio securities. In addition, the Fund may invest up to 5% of its net assets in inverse floating rate municipal obligations. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."

    The requirement, described above, that Intermediate Tax Free Fund invest at least 80% of its net assets in tax free obligations under normal market conditions is a fundamental policy, which cannot be changed without shareholder vote. Under normal market conditions, the Fund will invest at least 65% of its total assets in municipal obligations which are municipal bonds. See "Special Investment Methods -- Municipal Bonds and Other Municipal Obligations."

    MINNESOTA INSURED INTERMEDIATE TAX FREE FUND AND
    COLORADO INTERMEDIATE TAX FREE FUND

    OBJECTIVES. Minnesota Insured Intermediate Tax Free Fund has an objective of providing current income which is exempt from both federal income tax and Minnesota state income tax to the extent consistent with preservation of capital. Colorado Intermediate Tax Free Fund has an objective of providing current income which is exempt from both federal income tax and Colorado state income tax to the extent consistent with preservation of capital.

    INVESTMENT POLICIES. Under normal market conditions, each of these Funds invests at least 80% of its net assets in municipal bonds and other municipal obligations of the state referred to in its title, the interest on which is, in the opinion of bond counsel to the issuer, exempt from federal income tax and that state's income tax. No more than 20% of the securities owned by either of these Funds will generate income that is an item of tax preference for the purpose of the federal alternative minimum tax and, in the case of Minnesota Insured Intermediate Tax Free Fund, for the purpose of the Minnesota alternative minimum tax. Municipal obligations generating income subject to taxation under the federal alternative minimum tax rules or, in the case of Minnesota Insured Intermediate Tax Free Fund, under the Minnesota alternative minimum tax rules, will not be counted as tax exempt obligations for purposes of the 80% test. See "Income Taxes." The types of municipal bonds and other municipal obligations in which these Funds may invest are described under "Special Investment Methods -- Municipal Bonds and Other Municipal Obligations."

    Under normal market conditions, the weighted average maturity of the securities held by each of these Funds will range from 3 to 10 years.

    Each of these Funds may purchase obligations which are rated (without regard to insurance) no lower than BBB by Standard & Poor's or Baa by Moody's, or which have been assigned an equivalent rating by another nationally recognized statistical rating organization, or which are of comparable quality in the judgment of the Adviser. Each of these Funds also may purchase municipal notes which are rated no lower than SP-1 by Standard & Poor's or MIG/VMIG-1 by Moody's or which have been assigned an equivalent rating by another nationally recognized statistical rating organization. Unrated securities will not exceed 10% in the aggregate of the value of the total assets of either of these Funds.

    While the assets of each of these Funds ordinarily will be invested in municipal obligations, on occasion either Fund may temporarily hold short-term securities, other than municipal obligations, the income from which is taxable. Temporary taxable investments would be held solely for the purpose of managing exceptional in-flows and out-flows of cash or for temporary defensive purposes to preserve existing portfolio values. Under normal circumstances, a Fund may not invest more than 20% of its assets in investments other than municipal obligations. However, in periods of adverse markets when a temporary defensive position to protect capital is deemed advisable and practicable, a Fund may have more than 20% of its assets in temporary taxable investments or cash. The types of investments which are permitted for these purposes are described under "Special Investment Methods -- Temporary Taxable Investments."

    Each of these Funds also may temporarily invest in shares of investment companies which invest primarily in short-term municipal obligations with maturities not exceeding 13 months. Investments of these types are also subject to the advisory fee. Income from these investments is normally exempt from federal income tax but may not be exempt from the applicable state tax. Where the income from these investments is exempt from both federal income tax and the applicable state tax, the investments will be counted as tax exempt obligations for purposes of the 80% test described above.

    Each of these Funds also may (i) in order to attempt to reduce risk, invest in exchange traded put and call options on interest rate futures contracts and on interest rate indices; (ii) purchase securities on a when-issued or delayed-delivery basis; (iii) engage in the lending of portfolio securities; and (iv) invest up to 5% of its net assets in inverse floating rate municipal obligations. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."

    As a nonfundamental policy, at least 65% of the tax-exempt obligations in the investment portfolio of Minnesota Insured Intermediate Tax Free Fund will consist of: (i) obligations that at all times are fully insured as to the scheduled payment of all installments of interest and principal; and
    (ii) obligations which have an AAA rating by Standard & Poor's or an Aaa rating by Moody's or which have been assigned an equivalent rating by another nationally recognized statistical rating organization, where the payment of interest and principal is guaranteed by the United States Government or an agency or instrumentality of the United States Government, or where the payment of interest and principal is secured by an escrow account consisting of obligations guaranteed by the United States Government or its agencies or instrumentalities ("escrow secured bonds" or "defeased bonds"), without having to purchase additional insurance therefor. This policy may not be eliminated except upon 30 days advance notice to shareholders of Minnesota Insured Intermediate Tax Free Fund. In addition, pending the investment or reinvestment of its assets in longer-term tax-exempt obligations, this Fund may invest in short-term tax-exempt obligations, without obtaining insurance, provided such instruments carry an AAA or A-1 rating by Standard & Poor's or an Aaa or SP-1 rating by Moody's or which have been assigned an equivalent rating by another nationally recognized statistical rating organization. Bond insurance does not guarantee the market value of the securities held in this Fund's portfolio. For further information concerning the insurance applicable to this Fund's investments, see "Special Investment Methods -- Insurance for Minnesota Insured Intermediate Tax Free Fund."

    The tax-exempt obligations held by Colorado Intermediate Tax Free Fund need not be insured.

    RISKS TO CONSIDER
    An investment in any of the Funds involves certain risks. These include the following:

    INTEREST RATE RISK. Interest rate risk is the risk that the value of a fixed-rate debt security will decline due to changes in market interest rates. Because the Funds invest in fixed-rate debt securities, they are subject to interest rate risk. In general, when interest rates rise, the value of a fixed-rate debt security declines. Conversely, when interest rates decline, the value of a fixed-rate debt security generally increases. Thus, shareholders in the Funds bear the risk that increases in market interest rates will cause the value of their Fund's portfolio investments to decline.

    In general, the value of fixed-rate debt securities with longer maturities is more sensitive to changes in market interest rates than the value of such securities with shorter maturities. Thus, the net asset value of a Fund which invests in securities with longer weighted average maturities should be expected to have greater volatility in periods of changing market interest rates than that of a Fund which invests in securities with shorter weighted average maturities.

    Although the Adviser may engage in transactions intended to hedge the value of the Funds' portfolios against changes in market interest rates, there is no assurance that such hedging transactions will be undertaken or will fulfill their purpose. See "Special Investment Methods -- Options Transactions."

    CREDIT RISK. Credit risk is the risk that the issuer of a debt security will fail to make payments on the security when due. Because the Funds invest in debt securities, they are subject to credit risk.

    As described under "Special Investment Methods -- Municipal Bonds and Other Municipal Obligations," the revenue bonds and municipal lease obligations in which the Funds invest may entail greater credit risk than the general obligation bonds in which they invest. This is the case because revenue bonds and municipal lease obligations generally are not backed by the faith, credit or general taxing power of the issuing governmental entity. In addition, as described under that section, municipal lease obligations also are subject to nonappropriation risk, which is a type of nonpayment risk. Investors also should note that even general obligation bonds of the states and their political subdivisions are not free from the risk of default.

    The ratings and certain other requirements which apply to the Funds' permitted investments, as described elsewhere in this Prospectus, are intended to limit the amount of credit risk undertaken by the Funds. Nevertheless, shareholders in the Funds bear the risk that payment defaults could cause the value of their Fund's portfolio investments to decline. Investors also should note that the Funds can invest in municipal obligations rated as low as BBB by Standard & Poor's or Baa by Moody's, or which have been assigned an equivalent rating by another nationally recognized statistical rating organization, or which are of comparable quality in the judgment of the Adviser. Although these rating categories are investment grade, obligations with these ratings are viewed as having speculative characteristics and carry a somewhat higher risk of default than obligations rated in the higher investment grade categories.

    Although the bond insurance carried by Minnesota Insured Intermediate Tax Free Fund is intended to mitigate credit risk, its effectiveness depends on the creditworthiness of the bond insurers. See "Special Investment Methods -- Insurance for Minnesota Insured Intermediate Tax Free Fund."

    CALL RISK. Many municipal bonds may be redeemed at the option of the issuer ("called") at a specified price prior to their stated maturity date. In general, it is advantageous for an issuer to call its bonds if they can be refinanced through the issuance of new bonds which bear a lower interest rate than that of the called bonds. Call risk is the risk that bonds will be called during a period of declining market interest rates so that such refinancings may take place.

    If a bond held by a Fund is called during a period of declining interest rates, the Fund probably will have to reinvest the proceeds received by it at a lower interest rate than that borne by the called bond, thus resulting in a decrease in the Fund's income. To the extent that the Funds invest in callable bonds, Fund shareholders bear the risk that reductions in income will result from the call of bonds.

    STATE AND LOCAL POLITICAL AND ECONOMIC CONDITIONS. The value of municipal obligations owned by the Funds may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers. Other factors that could affect tax-exempt obligations include a change in the local, state or national economy, demographic factors, ecological or environmental concerns, statutory limitations on the issuer's ability to increase taxes and other developments generally affecting the revenues of issuers (for example, legislation or court decisions reducing state aid to local governments or mandating additional services).

    Intermediate Tax Free Fund cannot invest 25% or more of its total assets in obligations of issuers located in the same state (for this purpose, the location of an "issuer" shall be deemed to be the location of the entity the revenues of which are the primary source of payment or the location of the project or facility which may be the subject of the obligation). See "Special Investment Methods -- Investment Restrictions." Minnesota Insured Intermediate Tax Free Fund and Colorado Intermediate Tax Free Fund each will invest primarily in municipal obligations issued by the state and its political subdivisions named in its title. For this reason, the municipal obligations held by these two Funds will be particularly affected by local conditions in those states. A more detailed description of the factors affecting Minnesota and Colorado issuers of municipal obligations is set forth in the Statement of Additional Information.

    OTHER. Investors also should review "Special Investment Methods" for information concerning risks associated with certain investment techniques which may be utilized by the Funds. In addition, investors in Minnesota Insured Intermediate Tax Free Fund should note that the 1995 Minnesota Legislature enacted a statement of intent specifying certain circumstances under which interest on the Minnesota municipal obligations held by the Fund might become taxable for Minnesota state income tax purposes. See "Income Taxes -- Minnesota Income Taxation."


MANAGEMENT

    The Board of Directors of FAIF has the primary responsibility for overseeing the overall management and electing the officers of FAIF. Subject to the overall direction and supervision of the Board of Directors, the Adviser acts as investment adviser for and manages the investment portfolios of FAIF.

    INVESTMENT ADVISER
    First Bank National Association, 601 Second Avenue South, Minneapolis, Minnesota 55480, acts as the Funds' investment adviser through its First Asset Management group. The Adviser has acted as an investment adviser to FAIF since its inception in 1987 and has acted as investment adviser to First American Funds, Inc. since 1982 and to First American Strategy Funds, Inc. since 1996. As of December 31, 1996, the Adviser was managing accounts with an aggregate value of approximately $35 billion, including mutual fund assets in excess of $12 billion. First Bank System, Inc., 601 Second Avenue South, Minneapolis, Minnesota 55480, is the holding company for the Adviser.

    Each of the Funds has agreed to pay the Adviser monthly fees calculated on an annual basis equal to 0.70% of its average daily net assets. The Adviser may, at its option, waive any or all of its fees, or reimburse expenses, with respect to any Fund from time to time. Any such waiver or reimbursement is voluntary and may be discontinued at any time. The Adviser also may absorb or reimburse expenses of the Funds from time to time, in its discretion, while retaining the ability to be reimbursed by the Funds for such amounts prior to the end of the fiscal year. This practice would have the effect of lowering a Fund's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are absorbed or reimbursed, as the case may be.

    The Glass-Steagall Act generally prohibits banks from engaging in the business of underwriting, selling or distributing securities and from being affiliated with companies principally engaged in those activities. In addition, administrative and judicial interpretations of the Glass-Steagall Act prohibit bank holding companies and their bank and nonbank subsidiaries from organizing, sponsoring or controlling registered open-end investment companies that are continuously engaged in distributing their shares. Bank holding companies and their bank and nonbank subsidiaries may serve, however, as investment advisers to registered investment companies, subject to a number of terms and conditions.

    Although the scope of the prohibitions and limitations imposed by the Glass-Steagall Act has not been fully defined by the courts or the appropriate regulatory agencies, the Funds have received an opinion from their counsel that the Adviser is not prohibited from performing the investment advisory services described above, and that FBS Investment Services, Inc. ("ISI"), a wholly owned broker-dealer subsidiary of the Adviser, is not prohibited from serving as a Participating Institution as described herein. In the event of changes in federal or state statutes or regulations or judicial and administrative interpretations or decisions pertaining to permissible activities of bank holding companies and their bank and nonbank subsidiaries, the Adviser and ISI might be prohibited from continuing these arrangements. In that event, it is expected that the Board of Directors would make other arrangements and that shareholders would not suffer adverse financial consequences.

    PORTFOLIO MANAGERS

    RICHARD W. STANLEY is portfolio co-manager for each of the Funds. Dick entered the investment business via investment sales with Smith Barney & Co. in 1958. He then moved to Heritage Investment Advisers as head of fixed income investment in 1973. He joined the Adviser in early 1986 as Vice President and Manager of Fixed Income/Personal Trust. Dick received his master's in business administration degree from Cornell University in 1958 and received his Chartered Financial Analyst certification in 1977.

    CHRISTOPHER L. DRAHN is portfolio co-manager for Intermediate Tax Free Fund and Minnesota Insured Intermediate Tax Free Fund. Chris joined the fixed income department of the Adviser in 1985, having previously served in its securities lending and corporate trust areas. He received his master's degree in business administration from the University of Minnesota and is a Chartered Financial Analyst.

    TERRY MALTARICH is portfolio co-manager for Colorado Intermediate Tax Free Fund. Terry joined the Adviser in 1994 after 20 years of investment experience with Colorado Capital Advisors (which was combined into the Adviser) and Great West Life Insurance Company. He received his bachelor's degree from Miami University.

    CUSTODIAN
    The custodian of the Funds' assets is First Trust National Association (the "Custodian"), First Trust Center, 180 East Fifth Street, St. Paul, Minnesota 55101. The Custodian is a subsidiary of First Bank System, Inc., which also controls the Adviser.

    As compensation for its services to the Funds, the Custodian is paid monthly fees calculated on an annual basis equal to 0.03% of the applicable Fund's average daily net assets. In addition, the Custodian is reimbursed for its out-of-pocket expenses incurred while providing its services to the Funds.

    ADMINISTRATOR
    The administrator for the Funds is SEI Financial Management Corporation, Oaks, Pennsylvania 19456. The Administrator, a wholly-owned subsidiary of SEI Investments Company, provides the Funds with certain administrative services necessary to operate the Funds. These services include shareholder servicing and certain accounting and other services. The Administrator provides these services for a fee calculated at an annual rate of 0.12% of each Fund's average daily net assets, subject to a minimum administrative fee during each fiscal year of $50,000 per Fund; provided, that to the extent that the aggregate net assets of all First American funds exceed $8 billion, the percentage stated above is reduced to 0.105%. From time to time, the Administrator may voluntarily waive its fees or reimburse expenses with respect to any of the Funds. Any such waivers or reimbursements may be made at the Administrator's discretion and may be terminated at any time.

    TRANSFER AGENT
    DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Funds. The address of the Transfer Agent is 1004 Baltimore, Kansas City, Missouri 64105. The Transfer Agent is not affiliated with the Distributor, the Administrator or the Adviser.


DISTRIBUTOR

    SEI Financial Services Company is the principal distributor for shares of the Funds and of the other FAIF Funds. The Distributor is a Pennsylvania corporation and is the principal distributor for a number of investment companies. The Distributor is a wholly-owned subsidiary of SEI Investments Company, and is located at Oaks, Pennsylvania 19456. The Distributor is not affiliated with the Adviser, First Bank System, Inc., the Custodian or their respective affiliates.

    Shares of the Funds are distributed through the Distributor and securities firms, financial institutions (including, without limitation, banks) and other industry professionals (the "Participating Institutions") which enter into sales agreements with the Distributor to perform share distribution or shareholder support services.

    FAIF has adopted a Plan of Distribution for the Class A Shares pursuant to Rule 12b-1 under the 1940 Act (the "Class A Distribution Plan"). The Class A Distribution Plan authorizes the Distributor to retain the sales charge paid upon purchase of Class A Shares, except that portion which is reallowed to Participating Institutions. See "Investing in the Funds -- Class A Share Price and Sales Charge." Each Fund also pays the Distributor a shareholder servicing fee monthly at an annual rate of 0.25% of the Fund's Class A Shares' average daily net assets. The shareholder servicing fee is intended to compensate the Distributor for ongoing servicing and/or maintenance of shareholder accounts and may be used by the Distributor to provide compensation to institutions through which shareholders hold their shares for ongoing servicing and/or maintenance of shareholder accounts. The shareholder servicing fee may be used to provide compensation for shareholder services provided by "one-stop" mutual fund networks through which the Funds are made available. In addition, the Distributor and the Adviser and its affiliates may provide compensation for services provided by such networks from their own resources. From time to time, the Distributor may voluntarily waive its fees with respect to the Class A Shares of any of the Funds. Any such waivers may be made at the Distributor's discretion and may be terminated at any time.

    The Class A Distribution Plan recognizes that the Adviser, the Administrator, the Distributor, and any Participating Institution may in their discretion use their own assets to pay for certain additional costs of distributing Fund shares. Any arrangement to pay such additional costs may be commenced or discontinued by any of these persons at any time. In addition, while there is no sales charge on purchases of Class A Shares of $1 million and more, the Adviser may pay amounts to broker-dealers from its own assets with respect to such sales. ISI, a subsidiary of the Adviser, is a Participating Institution.


INVESTING IN THE FUNDS

    SHARE PURCHASES
    Shares of the Funds are sold at their net asset value, next determined after an order is received, plus any applicable sales charge, on days on which the New York Stock Exchange is open for business. Shares may be purchased as described below. The Funds reserve the right to reject any purchase request.

    THROUGH A FINANCIAL INSTITUTION. Shares may be purchased through a financial institution which has a sales agreement with the Distributor. An investor may call his or her financial institution to place an order. Purchase orders must be received by the financial institution by the time specified by the institution to be assured same day processing, and purchase orders must be transmitted to and received by the Funds by 3:00 p.m. Central time in order for shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly.

    BY MAIL. An investor may place an order to purchase shares of the Funds directly through the Transfer Agent. Orders by mail will be executed upon receipt of payment by the Transfer Agent. If an investor's check does not clear, the purchase will be cancelled and the investor could be liable for any losses or fees incurred. Third-party checks, credit cards, credit card checks and cash will not be accepted. When purchases are made by check, the proceeds of redemptions of the shares purchased are not available until the Transfer Agent is reasonably certain that the purchase payment has cleared, which could take up to ten calendar days from the purchase date. In order to purchase shares by mail, an investor must:

    *   complete and sign the new account form;

    *   enclose a check made payable to (Fund name); and

    * mail both to DST Systems, Inc., P.O. Box 419382, Kansas City, Missouri 64141-6382.

    After an account is established, an investor can purchase shares by mail by enclosing a check and mailing it to DST Systems, Inc. at the above address.

    BY WIRE. To purchase shares of a Fund by wire, call (800) 637-2548 before 3:00 p.m. Central time. All information needed will be taken over the telephone, and the order will be considered placed when the Custodian receives payment by wire. If the Custodian does not receive the wire by 3:00 p.m. Central time, the order will be executed the next business day. Federal funds should be wired as follows: First Bank National Association, Minneapolis, Minnesota, ABA Number 091000022; For Credit to: DST Systems, Account Number 160234580266; For Further Credit To: (Investor Name and Fund
    Name). Shares cannot be purchased by Federal Reserve wire on days on which the New York Stock Exchange is closed and on federal holidays upon which wire transfers are restricted.

    MINIMUM INVESTMENT REQUIRED
    The minimum initial investment for each Fund is $1,000 unless the investment is in a retirement plan, in which case the minimum investment is $250. The minimum subsequent investment is $100. The Funds reserve the right to waive the minimum investment requirement for employees of First Bank National Association, First Trust National Association and First Bank System, Inc. and their respective affiliates.

    CLASS A SHARE PRICE AND SALES CHARGE

    WHAT CLASS A SHARES COST. Class A Shares of each Fund are offered on a continuous basis at their next determined offering price, which is net asset value, plus a sales charge as set forth below:

                                                                        MAXIMUM AMOUNT
                                                                        OF SALES CHARGE
                                    SALES CHARGE AS   SALES CHARGE AS    REALLOWED TO
                                     PERCENTAGE OF     PERCENTAGE OF     PARTICIPATING
                                    OFFERING PRICE    NET ASSET VALUE    INSTITUTIONS
Less than $50,000                        3.00%             3.09%             2.70%
$50,000 but less than $100,000           2.50%             2.56%             2.25%
$100,000 but less than $250,000          2.00%             2.04%             1.80%
$250,000 but less than $500,000          1.50%             1.52%             1.35%
$500,000 but less than $1,000,000        1.00%             1.01%             0.80%
$1,000,000 and over                      0.00%             0.00%             0.00%

    There is no initial sales charge on purchases of Class A Shares of $1 million or more. However, Participating Institutions will receive a commission of 1.00% on such sales. Redemptions of Class A Shares purchased at net asset value within 24 months of purchase will be subject to a contingent deferred sales charge of 1.00% (unless a Participating Institution waived its commission on the initial purchase). Class A Shares that are redeemed will not be subject to this contingent deferred sales charge to the extent that the value of the shares represents capital appreciation of Fund assets or reinvestment of dividends or capital gain distributions.

    Net asset value is determined at 3:00 p.m. Central time Monday through Friday except on (i) days on which there are not sufficient changes in the value of a Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; and (iii) on the following federal holidays: New Year's Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. In addition, net asset value will not be calculated on Good Friday.

    DEALER CONCESSION. A dealer will normally receive up to 90% of the applicable sales charge. Any portion of the sales charge which is not paid to a dealer will be retained by the Distributor. In addition, the Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs which will be paid by the Distributor from the sales charge it receives or from any other source available to it. Under any such program, the Distributor will provide promotional incentives, in the form of cash or other compensation including merchandise, airline vouchers, trips and vacation packages, to all dealers selling shares of the Funds. Promotional incentives of these kinds will be offered uniformly to all dealers and predicated upon the amount of shares of the Funds sold by the dealer. Whenever 90% or more of a sales charge is paid to a dealer, that dealer may be deemed to be an underwriter as defined in the Securities Act of 1933.

    The sales charge for shares sold other than through registered broker/dealers will be retained by the Distributor. The Distributor may pay fees to financial institutions out of the sales charge in exchange for sales and/or administrative services performed on behalf of the institution's customers in connection with the initiation of customer accounts and purchases of Fund shares.

    REDUCING THE CLASS A SALES CHARGE. The sales charge can be reduced on the purchase of Class A Shares through (i) quantity discounts and accumulated purchases, or (ii) signing a 13-month letter of intent:

    * Quantity Discounts and Accumulated Purchases: As shown in the table above, larger purchases of Class A Shares reduce the percentage sales charge paid. Each Fund will combine purchases made on the same day by an investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.

        The sales charge discount applies to the total current market value of any Fund, plus the current market value of any other FAIF Fund and any other mutual funds having a sales charge and distributed as part of the First American family of funds. Prior purchases and concurrent purchases of Class A Shares of any FAIF Fund will be considered in determining the sales charge reduction. In order for an investor to receive the sales charge reduction on Class A Shares, the Transfer Agent must be notified by the investor in writing or by his or her financial institution at the time the purchase is made that Fund shares are already owned or that purchases are being combined.

    * Letter of Intent: If an investor intends to purchase at least $50,000 of Class A Shares in a Fund and other FAIF Funds over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the Custodian to hold a percentage equal to the particular FAIF Fund's maximum sales charge rate of the total amount intended to be purchased in escrow (in shares) for all FAIF Funds until the purchase is completed.

        The amount held in escrow for all FAIF Funds will be applied to the investor's account at the end of the 13-month period after deduction of the sales load applicable to the dollar value of shares actually purchased. In this event, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales charge.

        A letter of intent will not obligate the investor to purchase shares, but if he or she does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. This letter may be dated as of a prior date to include any purchases made within the past 90 days.

    SALES OF CLASS A SHARES AT NET ASSET VALUE. Purchases of a Fund's Class A Shares by the Adviser, the Sub-Adviser or any of their affiliates, or any of their or FAIF's officers, directors, employees, retirees, sales representatives and partners, registered representatives of any broker/dealer authorized to sell Fund shares, and full-time employees of FAIF's general counsel, and members of their immediate families (i.e., parent, child, spouse, sibling, step or adopted relationships, and UTMA accounts naming qualifying persons), may be made at net asset value without a sales charge. A Fund's Class A Shares also may be purchased at net asset value without a sales charge by fee-based registered investment advisers, financial planners and registered broker/dealers who are purchasing shares on behalf of their customers and by purchasers through "one-stop" mutual fund networks through which the Funds are made available. In addition, Class A Shares may be purchased at net asset value without a sales charge by qualified defined contribution plans participating in the First American 401(k) Plan Program.

    If Class A Shares of a Fund have been redeemed, the shareholder has a one-time right, within 30 days, to reinvest the redemption proceeds in Class A Shares of any FAIF fund at the next-determined net asset value without any sales charge. The Transfer Agent must be notified by the shareholder in writing or by his or her financial institution of the reinvestment in order to eliminate a sales charge. If the shareholder redeems his or her shares of a Fund, there may be tax consequences.

    In addition, purchases of Class A Shares of a Fund that are funded by proceeds received upon the redemption (within 60 days of the purchase of Fund shares) of shares of any unrelated open-end investment company that charges a sales load and rollovers from retirement plans that utilize the Funds as investment options may be made at net asset value. To make such a purchase at net asset value, an investor or the investor's broker must, at the time of purchase, submit a written request to the Transfer Agent that the purchase be processed at net asset value pursuant to this privilege, accompanied by a photocopy of the confirmation (or similar evidence) showing the redemption from the unrelated fund. The redemption of the shares of the non-related fund is, for federal income tax purposes, a sale upon which a gain or loss may be realized.

    SYSTEMATIC EXCHANGE PROGRAM
    Shares of a Fund may also be purchased through automatic monthly deductions from a shareholder's account in the same class of shares of Prime Obligations Fund of First American Funds, Inc. Under a systematic exchange program, a shareholder enters an agreement to purchase a specified class of shares of one or more Funds over a specified period of time, and initially purchases Prime Obligations Fund shares of the same class in an amount equal to the total amount of the investment. On a monthly basis a specified dollar amount of shares of Prime Obligations Fund is exchanged for shares of the same class of the Funds specified. The systematic exchange program of investing a fixed dollar amount at regular intervals over time has the effect of reducing the average cost per share of the Funds. This effect also can be achieved through the systematic investment program described below. Because purchases of Class A Shares are subject to an initial sales charge, it may be beneficial for an investor to execute a Letter of Intent in connection with the systematic exchange program. A shareholder may apply for participation in this program through his or her financial institution or by calling (800) 637-2548.

    SYSTEMATIC INVESTMENT PROGRAM
    Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Fund shares at the net asset value next determined after an order is received, plus any applicable sales charge. A shareholder may apply for participation in this program through his or her financial institution or call (800) 637-2548.

    EXCHANGING SECURITIES FOR FUND SHARES
    A Fund may accept securities in exchange for Fund shares. A Fund will allow such exchanges only upon the prior approval by the Fund and a determination by the Fund and the Adviser that the securities to be exchanged are acceptable. Securities accepted by a Fund will be valued in the same manner that a Fund values its assets. The basis of the exchange will depend upon the net asset value of Fund shares on the day the securities are valued.

    CERTIFICATES AND CONFIRMATIONS
    The Transfer Agent maintains a share account for each shareholder. Share certificates will not be issued by the Funds.

    Confirmations of each purchase and redemption are sent to each shareholder. In addition, monthly confirmations are sent to report all transactions and dividends paid during that month for the Funds.

    DIVIDENDS AND DISTRIBUTIONS
    Dividends with respect to each Fund are declared and paid monthly to all shareholders of record on the record date. Distributions of any net realized long-term capital gains will be made at least once every 12 months. Dividends and distributions are automatically reinvested in additional shares of the Fund paying the dividend on payment dates at the ex-dividend date net asset value without a sales charge, unless shareholders request cash payments on the new account form or by writing to the Fund.

    All shareholders on the record date are entitled to the dividend. If shares are purchased before a record date for a dividend or a distribution of capital gains, a shareholder will pay the full price for the shares and will receive some portion of the purchase price back as a taxable dividend or distribution (to the extent, if any, that the dividend or distribution is otherwise taxable to holders of Fund shares). If shares are redeemed or exchanged before the record date for a dividend or distribution or are purchased after the record date, those shares are not entitled to the dividend or distribution.

    The amount of dividends payable on Class A Shares generally will be less than the dividends payable on Class C Shares because of the shareholder servicing expenses charged to Class A Shares.

    EXCHANGE PRIVILEGE
    Shareholders may exchange Class A Shares of a Fund for currently available Class A Shares of the other FAIF Funds or of other funds in the First American family. Class A Shares of the Funds, whether acquired by direct purchase, reinvestment of dividends on such shares, or otherwise, may be exchanged for Class A Shares of other funds without the payment of any sales charge (i.e., at net asset value). Exchanges of shares among the First American family of funds must meet any applicable minimum investment of the fund for which shares are being exchanged.

    The ability to exchange shares of the Funds does not constitute an offering or recommendation of shares of one fund by another fund. This privilege is available to shareholders resident in any state in which the fund shares being acquired may be sold. An investor who is considering acquiring shares in another First American fund pursuant to the exchange privilege should obtain and carefully read a prospectus of the fund to be acquired. Exchanges may be accomplished by a written request, or by telephone if a preauthorized exchange authorization is on file with the Transfer Agent, shareholder servicing agent, or financial institution.

    Written exchange requests must be signed exactly as shown on the authorization form, and the signatures may be required to be guaranteed as for a redemption of shares by an entity described below under "Redeeming Shares -- Directly From the Funds -- Signatures." Neither the Funds, the Distributor, the Transfer Agent, any shareholder servicing agent, or any financial institution will be responsible for further verification of the authenticity of the exchange instructions.

    Telephone exchange instructions made by an investor may be carried out only if a telephone authorization form completed by the investor is on file with the Transfer Agent, shareholder servicing agent, or financial institution. Shares may be exchanged between two First American funds by telephone only if both funds have identical shareholder registrations.

    Telephone exchange instructions may be recorded and will be binding upon the shareholder. Telephone instructions must be received by the Transfer Agent before 3:00 p.m. Central time, or by a shareholder's shareholder servicing agent or financial institution by the time specified by it, in order for shares to be exchanged the same day. Neither the Transfer Agent nor any Fund will be responsible for the authenticity of exchange instructions received by telephone if it reasonably believes those instructions to be genuine. The Funds and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine, and they may be liable for losses resulting from unauthorized or fraudulent telephone instructions if they do not employ these procedures.

    Shareholders of the Funds may have difficulty in making exchanges by telephone through brokers and other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact his or her broker or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail to DST Systems, Inc., 1004 Baltimore, Kansas City, Missouri 64105.

    Shareholders who become eligible to purchase Class C Shares may exchange Class A Shares for Class C Shares. An example of such an exchange would be a situation in which an individual holder of Class A Shares subsequently opens a custody or agency account with a financial institution which invests in Class C Shares.

    The terms of any exchange privilege may be modified or terminated by the Funds at any time. There are currently no additional fees or charges for the exchange service. The Funds do not contemplate establishing such fees or charges, but they reserve the right to do so. Shareholders will be notified of any modification or termination of the exchange privilege and of the imposition of any additional fees or changes.


REDEEMING SHARES

    Each Fund redeems shares at their net asset value next determined after the Transfer Agent receives the redemption request, reduced by any applicable contingent deferred sales charge. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests can be made as described below and must be received in proper form.

    BY TELEPHONE
    A shareholder may redeem shares of a Fund, if he or she elects the privilege on the initial shareholder application, by calling his or her financial institution to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from the financial institution. Redemption requests must be received by the financial institution by the time specified by the institution in order for shares to be redeemed at that day's net asset value, and redemption requests must be transmitted to and received by the Funds by 3:00 p.m. Central time in order for shares to be redeemed at that day's net asset value. Pursuant to instructions received from the financial institution, redemptions will be made by check or by wire transfer. It is the financial institution's responsibility to transmit redemption requests promptly.

    Shareholders who did not purchase their shares of a Fund through a financial institution may redeem their shares by telephoning (800) 637-2548. At the shareholder's request, redemption proceeds will be paid by check mailed to the shareholder's address of record or wire transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System, normally within one business day, but in no event more than seven days after the request. Wire instructions must be previously established on the account or provided in writing. The minimum amount for a wire transfer is $1,000. If at any time the Funds determine it necessary to terminate or modify this method of redemption, shareholders will be promptly notified.

    In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If this should occur, another method of redemption should be considered. Neither the Transfer Agent nor any Fund will be responsible for any loss, liability, cost or expense for acting upon wire transfer instructions or telephone instructions that it reasonably believes to be genuine. These procedures may include taping of telephone conversations. To ensure authenticity of redemption or exchange instructions received by telephone, the Transfer Agent examines each shareholder request by verifying the account number and/or taxpayer identification number at the time such request is made. The Transfer Agent subsequently sends confirmations of both exchange sales and exchange purchases to the shareholder for verification. If reasonable procedures are not employed, the Transfer Agent and the Funds may be liable for any losses due to unauthorized or fraudulent telephone transactions.

    BY MAIL
    Any shareholder may redeem Fund shares by sending a written request to the Transfer Agent, shareholder servicing agent, or financial institution. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested to be redeemed, and should be signed exactly as the shares are registered. Shareholders should call the Fund, shareholder servicing agent or financial institution for assistance in redeeming by mail. A check for redemption proceeds normally is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

    Shareholders requesting a redemption of $5,000 or more, a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record, must have signatures on written redemption requests guaranteed by:

    * a trust company or commercial bank the deposits of which are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

    * a member firm of the New York, American, Boston, Midwest, or Pacific Stock Exchanges or of the National Association of Securities Dealers;

    * a savings bank or savings and loan association the deposits of which are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

    * any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

    The Funds do not accept signatures guaranteed by a notary public.

    The Funds and the Transfer Agent have adopted standards for accepting signature guarantees from the above institutions. The Funds may elect in the future to limit eligible signature guarantees to institutions that are members of a signature guarantee program. The Funds and the Transfer Agent reserve the right to amend these standards at any time without notice.

    BY SYSTEMATIC WITHDRAWAL PROGRAM
    Shareholders whose account value is at least $5,000 may elect to participate in the Systematic Withdrawal Program. Under this program, Fund shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. A shareholder may apply to participate in this program through his or her financial institution. It is generally not in a shareholder's best interest to participate in the Systematic Withdrawal Program at the same time that the shareholder is purchasing additional shares if a sales charge must be paid in connection with such purchases.

    REDEMPTION BEFORE PURCHASE INSTRUMENTS CLEAR
    When shares are purchased by check or with funds transmitted through the Automated Clearing House, the proceeds of redemptions of those shares are not available until the Transfer Agent is reasonably certain that the purchase payment has cleared, which could take up to ten calendar days from the purchase date.

    ACCOUNTS WITH LOW BALANCES
    Due to the high cost of maintaining accounts with low balances, a Fund may redeem shares in any account, except retirement plans, and pay the proceeds, less any applicable contingent deferred sales charge, to the shareholder if the account balance falls below the required minimum value of $500. Shares will not be redeemed in this manner, however, if the balance falls below $500 because of changes in a Fund's net asset value. Before shares are redeemed to close an account, the shareholder will be notified in writing and allowed 60 days to purchase additional shares to meet the minimum account requirement.


DETERMINING THE PRICE OF SHARES

    Class A Shares of the Funds are sold at net asset value plus a sales charge. Shares are redeemed at net asset value less any applicable contingent deferred sales charge. See "Investing in the Funds -- Class A Share Price and Sales Charge."

    The net asset value per share is determined as of the earlier of the close of the New York Stock Exchange or 3:00 p.m. Central time on each day the New York Stock Exchange is open for business, provided that net asset value need not be determined on days when no Fund shares are tendered for redemption and no order for that Fund's shares is received and on days on which changes in the value of portfolio securities will not materially affect the current net asset value of the Fund's shares. The price per share for purchases or redemptions is such value next computed after the Transfer Agent receives the purchase order or redemption request.

    It is the responsibility of Participating Institutions promptly to forward purchase and redemption orders to the Transfer Agent. In the case of redemptions and repurchases of shares owned by corporations, trusts or estates, the Transfer Agent or Fund may require additional documents to evidence appropriate authority in order to effect the redemption, and the applicable price will be that next determined following the receipt of the required documentation.

    DETERMINING NET ASSET VALUE
    The net asset value per share for each of the Funds is determined by dividing the value of the securities owned by the Fund plus any cash and other assets (including interest accrued and dividends declared but not collected), less all liabilities, by the number of Fund shares outstanding. For the purpose of determining the aggregate net assets of the Funds, cash and receivables will be valued at their face amounts. Interest will be recorded as accrued and dividends will be recorded on the ex-dividend date. Debt obligations exceeding 60 days to maturity which are actively traded are valued by an independent pricing service at the most recently quoted bid price. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Board of Directors.

    Portfolio securities underlying actively traded options are valued at their market price as determined above. The current market value of any exchange traded option held or written by a Fund is its last sales price on the exchange prior to the time when assets are valued, unless the bid price is higher or the asked price is lower, in which event the bid or asked price is used. In the absence of any sales that day, options will be valued at the current closing bid price.


INCOME TAXES

    FEDERAL INCOME TAXATION
    Each Fund is treated as a different entity for federal income tax purposes. Each of the Funds qualified during its last fiscal year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), and all of the Funds intend to so qualify in the future. If so qualified and provided certain distribution requirements are met, a Fund will not be liable for federal income taxes to the extent it distributes its income to its shareholders.

    Distributions of net interest income from tax-exempt obligations that are designated by each Fund as exempt-interest dividends are excludable from the gross income of the Fund's shareholders. A portion of such dividends may, however, be subject to the alternative minimum tax, as discussed below.

    Distributions paid from other interest income and from any net realized short-term capital gains will be taxable to shareholders as ordinary income, whether received in cash or in additional shares. Since none of the Funds' income will consist of dividends from domestic corporations, the dividends-received deduction for corporations will not be applicable to taxable distributions by the Funds. Distributions paid from long-term capital gains (and designated as such) will be taxable as long-term capital gains for federal income tax purposes, whether received in cash or shares, regardless of how long a shareholder has held the shares in a Fund. Long-term capital gains of individuals are currently taxed at a maximum rate of 28%.

    Gain or loss realized on the sale or exchange of shares in a Fund will be treated as capital gain or loss, provided that (as is usually the case) the shares represented a capital asset in the hands of the shareholder. Such gain or loss will be long-term gain or loss if the shares were held for more than one year.

    For federal income tax purposes, an alternative minimum tax ("AMT") is imposed on taxpayers to the extent that such tax, if any, exceeds a taxpayer's regular income tax liability (with certain adjustments). Liability for AMT will depend on each shareholder's tax situation.

    Exempt-interest dividends attributable to interest income on certain tax-exempt obligations issued after August 7, 1986, to finance certain private activities will be treated as an item of tax preference that is included in alternative minimum taxable income for purposes of computing the federal AMT for all taxpayers and the federal environmental tax on corporations. Each Fund may invest up to 20% of its total assets in obligations the interest on which is treated as an item of tax preference for federal income tax purposes. Also, a portion of all other tax-exempt interest received by a corporation, including exempt-interest dividends, will be included in adjusted current earnings and in earnings and profits for purposes of determining the federal corporate alternative minimum tax, the environmental tax imposed on corporations under Section 59A of the Code, and the branch profits tax imposed on foreign corporations under Section 884 of the Code. Each shareholder is advised to consult his or her tax adviser with respect to the possible effects of such tax preference items.

    The Tax Reform Act of 1986 imposed new requirements on certain tax-exempt bonds which, if not satisfied, could result in loss of tax exemption for interest on such bonds, even retroactively to the date of issuance of the bonds. Proposals may be introduced before Congress in the future, the purpose of which will be to further restrict or eliminate the federal income tax exemption for tax-exempt bonds held by the Funds. The Funds will avoid investment in bonds which, in the opinion of the Adviser, pose a material risk of the loss of tax exemption. Further, if a bond in a Fund's portfolio lost its exempt status, the Fund would make every effort to dispose of that investment on terms that are not detrimental to the Fund.

    In certain instances, the portion of Social Security benefits received by a shareholder that is subject to federal income tax may be affected by the amount of exempt-interest dividends received by the shareholder from the Funds.

    Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Funds will not be deductible for federal income purposes.

    A Fund may be required to "back-up" withhold 31% of any dividend, distribution, or redemption payment made to a shareholder who fails to furnish the Fund with the shareholder's Social Security number or other taxpayer identification number or to certify that he or she is not subject to back-up withholding.

    Information concerning distributions will be mailed to shareholders annually. Shareholders are required for information purposes to report exempt-interest dividends and other tax-exempt interest on their tax returns.

    MINNESOTA INCOME TAXATION
    Minnesota taxable net income is based generally on federal taxable income. The portion of exempt-interest dividends paid by Minnesota Insured Intermediate Tax Free Fund that is derived from interest on tax-exempt obligations issued by the state of Minnesota, its political subdivisions and instrumentalities, is excluded from the Minnesota taxable net income of individuals, estates and trusts, provided that the portion of the exempt-interest dividends from such Minnesota sources paid to all shareholders represents 95 percent or more of the exempt-interest dividends paid by the respective Fund. The remaining portion of such dividends, and dividends that are not exempt-interest dividends or capital gain dividends, are included in the Minnesota taxable net income of individuals, estates and trusts, except for dividends directly attributable to interest on obligations of the United States Government, its territories and possessions. Exempt-interest dividends are not excluded from the Minnesota taxable income of corporations and financial institutions. Dividends qualifying for federal income tax purposes as capital gain dividends are to be treated by shareholders as long-term capital gains. Minnesota has repealed the favorable treatment of long-term capital gains, while retaining restrictions on the deductibility of capital losses. As under federal law, the portion of Social Security benefits subject to Minnesota income tax may be affected by the amount of exempt-interest dividends received by the shareholders. Exempt-interest dividends attributable to interest on certain private activity bonds issued after August 7, 1986 will be included in Minnesota alternative minimum taxable income of individuals, estates and trusts for purposes of computing Minnesota's alternative minimum tax. Dividends generally will not qualify for the dividends-received deduction for corporations and financial institutions.

    The 1995 Minnesota Legislature has enacted a statement of intent that interest on obligations of Minnesota governmental units and Indian tribes be included in net income of individuals, estates and trusts for Minnesota income tax purposes if a court determines that Minnesota's exemption of such interest unlawfully discriminates against interstate commerce because interest on obligations of governmental issuers located in other states is so included. This provision applies to taxable years that begin during or after the calendar year in which any such court decision becomes final, irrespective of the date on which the obligations were issued. Minnesota Insured Intermediate Tax Free Fund is not aware of any decision in which a court has held that a state's exemption of interest on its own bonds or those of its political subdivisions or Indian tribes, but not of interest on the bonds of other states or their political subdivisions or Indian tribes, unlawfully discriminates against interstate commerce or otherwise contravenes the United States Constitution. Nevertheless, the Fund cannot predict the likelihood that interest on the Minnesota bonds held by the Fund would become taxable under this Minnesota statutory provision.

    COLORADO INCOME TAXATION
    To the extent that dividends paid by Colorado Intermediate Tax Free Fund are derived from interest on tax-exempt obligations issued by the state of Colorado, its political subdivisions and instrumentalities, such dividends will also be exempt from Colorado income taxes for individuals, trusts, estates, and corporations. The remaining portion of such dividends, and dividends that are not exempt-interest dividends or capital gain dividends, are included in the Colorado taxable income of individuals, trusts, estates, and corporations, except for dividends directly attributable to interest on obligations of the United States Government. Dividends qualifying for federal income tax purposes as capital gain dividends are to be treated by shareholders as long-term capital gains under Colorado law. However, Colorado has repealed the favorable treatment of long-term capital gains, while retaining restrictions on the deductibility of capital losses.

    Dividends paid by Colorado Intermediate Tax Free Fund that are derived from interest on tax-exempt obligations issued by the state of Colorado, its political subdivisions and instrumentalities (including tax-exempt obligations treated for federal purposes as private activity bonds) will not be treated as items of tax preference for purposes of the alternative minimum tax that Colorado imposes on individuals, trusts and estates.

    As under federal law, the portion of Social Security benefits subject to Colorado income tax may be affected by the amount of exempt-interest dividends received by the shareholders.

    OTHER STATE AND LOCAL TAXATION
    Except to the extent described above under "-- Minnesota Income Taxation" and "-- Colorado Income Taxation," distributions by all the Funds may be subject to state and local taxation even if they are exempt from federal income taxes. Shareholders are urged to consult their own tax advisers regarding state and local taxation.


TAX-EXEMPT VS. TAXABLE INCOME

    The tables below show the approximate yields that taxable securities must earn to equal yields that are (i) exempt from federal income taxes; (ii) exempt from both federal and Minnesota income taxes; and (iii) exempt from both federal and Colorado income taxes, under selected income tax brackets scheduled to be in effect in 1997. The effective combined rates reflect the deduction of state income taxes from federal income. The 34.1%, 36.9%, 41.4%, and 44.7% combined federal/Minnesota rates assume that the investor is subject to an 8.5% marginal Minnesota income tax rate and a marginal federal income tax rate of 28%, 31%, 36% and 39.6%, respectively. The 31.6%, 34.5%, 39.2% and 42.6% combined federal/Colorado rates assume that the investor is subject to a 5% Colorado income tax rate and a marginal federal income tax rate of 28%, 31%, 36% and 39.6%, respectively. The combined rates do not reflect federal rules concerning the phase-out of personal exemptions and limitations on the allowance of itemized deductions for certain high-income taxpayers. The tables are based upon yields that are derived solely from tax-exempt income. To the extent that a Fund's yield is derived from taxable income, the Fund's tax equivalent yield will be less than set forth in the tables. The tax-free yields used in these tables should not be considered as representations of any particular rates of return and are for purposes of illustration only.

                                                  TAX-EQUIVALENT YIELDS

                                                          COMBINED FEDERAL AND                 COMBINED FEDERAL AND
                     FEDERAL TAX BRACKETS                MINNESOTA TAX BRACKETS                COLORADO TAX BRACKETS
 TAX-FREE
   YIELDS        28%      31%      36%    39.6%      34.1%    36.9%    41.4%    44.7%      31.6%   34.5%    39.2%    42.6%
3.0%           4.17%    4.35%    4.69%    4.97%      4.55%    4.75%    5.12%    5.42%      4.39%   4.58%    4.93%    5.23%
3.5%           4.86%    5.07%    5.47%    5.79%      5.31%    5.55%    5.97%    6.33%      5.12%   5.34%    5.76%    6.10%
4.0%           5.56%    5.80%    6.25%    6.62%      6.07%    6.34%    6.83%    7.23%      5.85%   6.11%    6.58%    6.97%
4.5%           6.25%    6.52%    7.03%    7.45%      6.83%    7.13%    7.68%    8.14%      6.58%   6.87%    7.40%    7.84%
5.0%           6.94%    7.25%    7.81%    8.28%      7.59%    7.92%    8.53%    9.04%      7.31%   7.63%    8.22%    8.71%
5.5%           7.64%    7.97%    8.59%    9.11%      8.35%    8.72%    9.39%    9.95%      8.04%   8.40%    9.05%    9.59%
6.0%           8.33%    8.70%    9.38%    9.93%      9.10%    9.51%   10.24%   10.85%      8.77%   9.16%    9.87%   10.46%
6.5%           9.03%    9.42%   10.16%   10.76%      9.86%   10.30%   11.09%   11.75%      9.50%   9.92%   10.69%   11.32%


FUND SHARES

    Each share of a Fund is fully paid, nonassessable, and transferable. Shares may be issued as either full or fractional shares. Fractional shares have pro rata the same rights and privileges as full shares. Shares of the Funds have no preemptive or conversion rights.

    Each share of a Fund has one vote. On some issues, such as the election of directors, all shares of all FAIF Funds vote together as one series. The shares do not have cumulative voting rights. Consequently, the holders of more than 50% of the shares voting for the election of directors are able to elect all of the directors if they choose to do so. On issues affecting only a particular Fund or Class, the shares of that Fund or Class will vote as a separate series. Examples of such issues would be proposals to alter a fundamental investment restriction pertaining to a Fund or to approve, disapprove or alter a distribution plan pertaining to a Class.

    Under the laws of the State of Maryland and FAIF's Articles of Incorporation, FAIF is not required to hold shareholder meetings unless they
    (i) are required by the 1940 Act, or (ii) are requested in writing by the holders of 25% or more of the outstanding shares of FAIF.


CALCULATION OF PERFORMANCE DATA

    From time to time, any of the Funds may advertise information regarding its performance. Each Fund may publish its "yield," its "tax equivalent yield," its "cumulative total return," its "average annual total return," its "distribution rate" and its "tax equivalent distribution rate." Distribution rates and tax equivalent distribution rates may only be used in connection with sales literature and shareholder communications preceded or accompanied by a Prospectus. Each of these performance figures is based upon historical results and is not intended to indicate future performance, and, except for "distribution rate" and "tax equivalent distribution rate," is standardized in accordance with Securities and Exchange Commission ("SEC") regulations.

    "Yield" for the Funds is computed by dividing the net investment income per share (as defined in applicable SEC regulations) earned during a 30-day period (which period will be stated in the advertisement) by the maximum offering price per share on the last day of the period. Yield is an annualized figure, in that it assumes that the same level of net investment income is generated over a one year period. The yield formula annualizes net investment income by providing for semi-annual compounding.

    "Tax equivalent yield" is that yield which a taxable investment must generate in order to equal a Fund's yield for an investor in a stated federal or combined federal/state income tax bracket (normally assumed to be the maximum tax rate or combined rate). Tax equivalent yield is computed by dividing that portion of the yield which is tax-exempt by one minus the stated income tax rate, and adding the resulting amount to that portion, if any, of the yield which is not tax-exempt.

    "Total return" is based on the overall dollar or percentage change in value of a hypothetical investment in a Fund assuming reinvestment of dividend distributions and deduction of all charges and expenses, including the maximum sales charge imposed on Class A Shares. "Cumulative total return" reflects a Fund's performance over a stated period of time. "Average annual total return" reflects the hypothetical annually compounded rate that would have produced the same cumulative total return if performance had been constant over the entire period. Because average annual returns tend to smooth out variations in a Fund's performance, they are not the same as actual year-by-year results. As a supplement to total return computations, a Fund may also publish "total investment return" computations which do not assume deduction of the maximum sales charge imposed on Class A Shares.

    "Distribution rate" is determined by dividing the income dividends per share for a stated period by the maximum offering price per share on the last day of the period. "Tax equivalent distribution rate" is computed by dividing the portion of the distribution rate (determined as described above) which is tax-exempt by one minus the stated federal or combined federal/state income tax rate, and adding to the resulting amount that portion, if any, of the distribution rate which is not tax-exempt. All distribution rates published for the Funds are measures of the level of income dividends distributed during a specified period. Thus, these rates differ from yield (which measures income actually earned by a Fund) and total return (which measures actual income, plus realized and unrealized gains or losses of a Fund's investments). Consequently, distribution rates alone should not be considered complete measures of performance.

    The performance of the Class A Shares of a Fund will normally be lower than for the Class C Shares because Class C Shares are not subject to the sales charges and shareholder servicing expenses applicable to Class A Shares.

    In reports or other communications to shareholders and in advertising material, the performance of each Fund may be compared to recognized unmanaged indices or averages of the performance of similar securities and to composites of such indices and averages. Also, the performance of each Fund may be compared to that of other funds of similar size and objectives as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar independent mutual fund rating services, and each Fund may include in such reports, communications and advertising material evaluations published by nationally recognized independent ranking services and publications. For further information regarding the Funds' performance, see "Fund Performance" in the Statement of Additional Information.


SPECIAL INVESTMENT METHODS

    This section provides additional information concerning the securities in which the Funds may invest and related topics. Further information concerning these matters is contained in the Statement of Additional Information.

    MUNICIPAL BONDS AND OTHER MUNICIPAL OBLIGATIONS
    As described under "Investment Objectives and Policies," each of the Funds invests principally in municipal bonds and other municipal obligations. These bonds and other obligations are issued by the states and by their local and special-purpose political subdivisions. The term "municipal bond" as used in this Prospectus includes short-term municipal notes issued by the states and their political subdivisions.

    MUNICIPAL BONDS. The two general classifications of municipal bonds are "general obligation" bonds and "revenue" bonds. General obligation bonds are secured by the governmental issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. They are usually paid from general revenues of the issuing governmental entity. Revenue bonds, on the other hand, are usually payable only out of a specific revenue source rather than from general revenues. Revenue bonds ordinarily are not backed by the faith, credit or general taxing power of the issuing governmental entity.

    The principal and interest on revenue bonds for private facilities are typically paid out of rents or other specified payments made to the issuing governmental entity by a private company which uses or operates the facilities. Examples of these types of obligations are industrial revenue bonds and pollution control revenue bonds. Industrial revenue bonds are issued by governmental entities to provide financing aid to community facilities such as hospitals, hotels, business or residential complexes, convention halls and sport complexes. Pollution control revenue bonds are issued to finance air, water and solids pollution control systems for privately operated industrial or commercial facilities.

    Revenue bonds for private facilities usually do not represent a pledge of the credit, general revenues or taxing powers of the issuing governmental entity. Instead, the private company operating the facility is the sole source of payment of the obligation. Sometimes, the funds for payment of revenue bonds come solely from revenue generated by operation of the facility. Revenue bonds which are not backed by the credit of the issuing governmental entity frequently provide a higher rate of return than other municipal obligations, but they entail greater risk than obligations which are guaranteed by a governmental unit with taxing power. Federal income tax laws place substantial limitations on industrial revenue bonds, and particularly certain specified private activity bonds issued after August 7, 1986. In the future, legislation could be introduced in Congress which could further restrict or eliminate the income tax exemption for interest on debt obligations in which the Funds may invest.

    MUNICIPAL LEASES. Each Fund also may purchase participation interests in municipal leases. Participation interests in municipal leases are undivided interests in a lease, installment purchase contract or conditional sale contract entered into by a state or local governmental unit to acquire equipment or facilities. Municipal leases frequently have special risks which generally are not associated with general obligation bonds or revenue bonds.

    Municipal leases and installment purchase or conditional sale contracts (which usually provide for title to the leased asset to pass to the governmental issuer upon payment of all amounts due under the contract) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of municipal debt. The debt-issuance limitations are deemed to be inapplicable because of the inclusion in many leases and contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body on a yearly or other periodic basis. Although these kinds of obligations are secured by the leased equipment or facilities, the disposition of the pledged property in the event of non-appropriation or foreclosure might, in some cases, prove difficult and time-consuming. In addition, disposition upon non-appropriation or foreclosure might not result in recovery by a Fund of the full principal amount represented by an obligation.

    In light of these concerns, each Fund has adopted and follows procedures for determining whether municipal lease obligations purchased by the Fund are liquid and for monitoring the liquidity of municipal lease securities held in the Fund's portfolio. These procedures require that a number of factors be used in evaluating the liquidity of a municipal lease security, including the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security and the number of other potential purchasers, the willingness of dealers to undertake to make a market in the security, the nature of the marketplace in which the security trades, and other factors which the Adviser may deem relevant. As described below under "-- Investment Restrictions," each Fund is subject to limitations on the percentage of illiquid securities it can hold.

    INSURANCE FOR MINNESOTA INSURED INTERMEDIATE TAX FREE FUND
    At least 65% of the tax-exempt obligations in the investment portfolio of Minnesota Insured Intermediate Tax Free Fund will consist of insured securities, escrow secured bonds or defeased bonds. The "insured securities" in this Fund's investment portfolio are insured as to the scheduled payment of all installments of principal and interest as they fall due. The purpose of this insurance is to minimize credit risk to this Fund and its shareholders associated with defaults in tax-exempt obligations owned by the Fund. However, insurance does not guarantee the market value of the securities in this Fund's investment portfolio, which will continue to fluctuate in response to changes in market interest rates. See "Investment Objectives and Policies -- Risks to Consider -- Interest Rate Risk." Therefore, the amount received upon redemption of shares of this Fund may be more or less than the original cost of the shares less any applicable sales charge paid in connection with the acquisition of such shares.

    Generally, except as noted above, each insured municipal obligation held by Minnesota Insured Intermediate Tax Free Fund will be covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. "Original Issuance Insurance" is purchased by the issuer of a municipal obligation or by a third party at the time of original issuance of the obligation, while "Secondary Market Insurance" may be purchased by a third party (including Minnesota Insured Intermediate Tax Free Fund) subsequent to the original issuance of a municipal obligation. "Portfolio Insurance" is insurance purchased by Minnesota Insured Intermediate Tax Free Fund to cover municipal obligations while they are held in the Fund's portfolio. Premiums for Portfolio Insurance will be paid from the Fund's assets and will reduce the current yield on its investment portfolio by the amount of the premiums. The Fund's investment manager estimates that annual premiums for Portfolio Insurance would be less than .01% of the Fund's average daily net assets.

    Because Portfolio Insurance coverage would terminate upon the sale of an insured security by Minnesota Insured Intermediate Tax Free Fund, this kind of insurance would not have an effect on the resale value of the security. Therefore, the Fund generally will retain any such securities covered only by Portfolio Insurance which are in default or in significant risk of default and will place a value on the insurance equal to the difference between the market value of the defaulted security and the market value of similar securities which are not in default. Both Original Issue Insurance and Secondary Market Insurance are non-cancelable and continue in force as long as the insured security is outstanding and the applicable insurer remains in business.

    Minnesota Insured Intermediate Tax Free Fund may acquire securities that are already covered by Original Issue Insurance or Secondary Market Insurance without having to acquire additional insurance thereon, provided that the claims paying ability of the insurer is rated AAA or SP-1 by Standard & Poor's or Aaa or MIG-1 by Moody's or has been assigned an equivalent rating by another nationally recognized statistical rating organization. One of the purposes of these kinds of insurance is to enable the securities covered thereby to be sold as AAA or Aaa rated insured securities at a market price higher than might be obtained if the securities were not insured. Therefore, these kinds of insurance may be considered to represent an element of the market value of the securities insured. However, the exact effect, if any, on market value cannot be estimated.

    Secondary Market Insurance may be purchased by Minnesota Insured Intermediate Tax Free Fund if, in the opinion of the Fund's investment manager, the market value or net proceeds of a sale of the covered security by the Fund would exceed the current value of the security without insurance, plus the cost of the insurance. When the Fund purchases Secondary Market Insurance, the single premium is added to the cost basis of the security and is not considered an item of expense of the Fund. Any excess of a security's market value as an AAA or Aaa rated security over its market value without the insurance, including the single premium cost thereof, would inure to the Fund in determining the net capital gain or loss realized by the Fund upon the sale of the security.

    The investment policy of this Fund requiring insurance on investments applies only to tax-exempt obligations held by the Fund and will not affect the Fund's ability to hold its assets in cash or to invest in escrow secured and defeased bonds or in certain short-term tax-exempt obligations as described elsewhere herein, or its ability to invest in uninsured taxable obligations for temporary or liquidity purposes or on a defensive basis in accordance with the investment policies and restrictions of the Fund.

    Minnesota Insured Intermediate Tax Free Fund is authorized to obtain Portfolio Insurance from insurers that have obtained a claims-paying ability rating of AAA or SP-1 from Standard & Poor's or Aaa or MIG-1 from Moody's or an equivalent rating from another nationally recognized statistical rating organization. Such insurers may include AMBAC Indemnity Corporation ("AMBAC"), Municipal Bond Investors Assurance Corp. ("MBIA"), Financial Guaranty Insurance Company ("FGIC"), Financial Security Assurance, Inc. ("FSA"), or other companies meeting these criteria. For more information concerning Portfolio Insurance, see the Statement of Additional Information.

    TEMPORARY TAXABLE INVESTMENTS
    Each of the Funds may make temporary taxable investments as described under "Investment Objectives and Policies." Temporary taxable investments will include only the following types of obligations maturing within 13 months from the date of purchase: (i) obligations of the United States Government, its agencies and instrumentalities; (ii) commercial paper rated not less than A-1 by Standard & Poor's or P-1 by Moody's or which has been assigned an equivalent rating by another nationally recognized statistical rating organization; (iii) other short-term debt securities issued or guaranteed by corporations having outstanding debt rated not less than BBB by Standard & Poor's or Baa by Moody's or which have been assigned an equivalent rating by another nationally recognized statistical rating organization; (iv) certificates of deposit of domestic commercial banks subject to regulation by the United States Government or any of its agencies or instrumentalities, with assets of $500 million or more based on the most recent published reports; and (v) repurchase agreements with domestic banks or securities dealers involving any of the securities which the Fund is permitted to hold. See "-- Repurchase Agreements" below.

    REPURCHASE AGREEMENTS
    The temporary taxable investments which each Fund may make include repurchase agreements. A repurchase agreement involves the purchase by a Fund of securities with the agreement that after a stated period of time, the original seller will buy back the same securities ("collateral") at a predetermined price or yield. Repurchase agreements involve certain risks not associated with direct investments in securities. If the original seller defaults on its obligation to repurchase as a result of its bankruptcy or otherwise, the purchasing Fund will seek to sell the collateral, which could involve costs or delays. Although collateral (which may consist of any fixed income security which is an eligible investment for the Fund entering into the repurchase agreement) will at all times be maintained in an amount equal to the repurchase price under the agreement (including accrued interest), a Fund would suffer a loss if the proceeds from the sale of the collateral were less than the agreed-upon repurchase price. The Adviser will monitor the creditworthiness of the firms with which the Funds enter into repurchase agreements.

    INVERSE FLOATING RATE OBLIGATIONS
    Each of the Funds may invest up to 5% of its net assets in inverse floating rate municipal obligations. An inverse floating rate obligation entitles the holder to receive interest at a rate which changes in the opposite direction from, and in the same magnitude as or in a multiple of, changes in a specified index rate. Although an inverse floating rate municipal obligation would tend to increase portfolio income during a period of generally decreasing market interest rates, its income and value would tend to decline during a period of generally increasing market interest rates. In addition, its decline in value may be greater than for a fixed-rate municipal obligation, particularly if the interest rate borne by the floating rate municipal obligation is adjusted by a multiple of changes in the specified index rate. For these reasons, inverse floating rate municipal obligations have more risk than more conventional fixed-rate and floating rate municipal obligations.

    WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS
    Each of the Funds may purchase securities on a when-issued or delayed-delivery basis. When such a transaction is negotiated, the purchase price is fixed at the time the purchase commitment is entered, but delivery of and payment for the securities take place at a later date. A Fund will not accrue income with respect to securities purchased on a when-issued or delayed-delivery basis prior to their stated delivery date. Pending delivery of the securities, each Fund will maintain in a segregated account cash or liquid high-grade securities in an amount sufficient to meet its purchase commitments.

    The purchase of securities on a when-issued or delayed-delivery basis exposes a Fund to risk because the securities may decrease in value prior to delivery. In addition, a Fund's purchase of securities on a when-issued or delayed-delivery basis while remaining substantially fully invested could increase the amount of the Fund's total assets that are subject to market risk, resulting in increased sensitivity of net asset value to changes in market prices. However, the Funds will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with their investment objectives, and not for the purpose of investment leverage. A seller's failure to deliver securities to a Fund could prevent the Fund from realizing a price or yield considered to be advantageous.

    LENDING OF PORTFOLIO SECURITIES
    In order to generate additional income, each of the Funds may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. If the Funds engage in securities lending, distributions paid to shareholders from the resulting income will not be excludable from shareholders' gross income for income tax purposes. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, the Funds will only enter into loan arrangements with broker-dealers, banks, or other institutions which the Adviser has determined are creditworthy under guidelines established by the Board of Directors. In these loan arrangements, the Funds will receive collateral in the form of cash, United States Government securities or other high-grade debt obligations equal to at least 100% of the value of the securities loaned. Collateral is marked to market daily. The Funds will pay a portion of the income earned on the lending transaction to the placing broker and may pay administrative and custodial fees (including fees to an affiliate of the Adviser) in connection with these loans.

    OPTIONS TRANSACTIONS
    Each of the Funds may, in order to reduce risk, invest in exchange traded put and call options on interest rate futures contracts and on interest rate indices. Such investments will be made solely as a hedge against adverse changes resulting from market conditions in the values of securities held by the Funds or which they intend to purchase and where the transactions are deemed appropriate to reduce risks inherent in the Funds' portfolios or contemplated investments.

    None of the Funds will invest more than 5% of the value of its total assets in purchased options, provided that options which are "in the money" at the time of purchase may be excluded from this 5% limitation. A call option is "in the money" if the exercise price is lower than the current market price of the underlying contract or index, and a put option is "in the money" if the exercise price is higher than the current market price. A Fund's loss exposure in purchasing an option is limited to the sum of the premium paid (purchase price of the option) and the commission or other transaction expenses associated with acquiring the option.

    An interest rate futures contract provides for the future sale by one party and purchase by the other party of a certain amount of a specific financial instrument (debt security) at a specified price, date, time and place. An option on an interest rate futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to purchase (in the case of a call option) or sell (in the case of a put option) an interest rate futures contract at a specified exercise price at any time prior to the expiration date of the option. In order to hedge its portfolio against anticipated changes in interest rates, a Fund might purchase a put option on an interest rate futures contract if interest rates were expected to rise, or might purchase a call option on an interest rate futures contract if rates were expected to decline.

    Options on interest rate indices are similar to options on interest rate futures contracts except that, rather than the right to take or make delivery of a specific financial instrument at a specified price, an option on an interest rate index gives the holder the right to receive, upon exercise of the option, a defined amount of cash if the closing value of the interest rate index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. Put and call options on interest rate indices thus may be used in a fashion similar to that of options on interest rate futures contracts to hedge the value of a portfolio of debt securities against anticipated changes in interest rates.

    The use of options on interest rate futures contracts and on interest rate indices involves certain risks. These include the risk that changes in interest rates on the hedged instruments may not correlate to changes in interest rates on the instrument or index upon which the hedge is based, and the risk of limited liquidity in the event that a Fund seeks to close out an options position before expiration by entering into an offsetting transaction.

    PORTFOLIO TRANSACTIONS
    Portfolio transactions in the over-the-counter market will be effected with market makers or issuers, unless better overall price and execution are available through a brokerage transaction. It is anticipated that most portfolio transactions involving debt securities will be executed on a principal basis. Also, with respect to the placement of portfolio transactions with securities firms, subject to the overall policy to seek to place portfolio transactions as efficiently as possible and at the best price, research services and placement of orders by securities firms for a Fund's shares may be taken into account as a factor in placing portfolio transactions for the Fund.

    PORTFOLIO TURNOVER
    Although the Funds do not intend generally to trade for short-term profits, they may dispose of a security without regard to the time it has been held when such action appears advisable to the Adviser. The portfolio turnover rate for a Fund may vary from year to year and may be affected by cash requirements for redemptions of shares. High portfolio turnover rates generally would result in higher transaction costs and could result in additional tax consequences to a Fund's shareholders.

    INVESTMENT RESTRICTIONS
    The fundamental and nonfundamental investment restrictions of the Funds are set forth in full in the Statement of Additional Information. The fundamental restrictions include the following:

    * None of the Funds will borrow money, except from banks for temporary or emergency purposes. The amount of such borrowing may not exceed 10% of the borrowing Fund's total assets. None of the Funds will borrow money for leverage purposes. For the purpose of this investment restriction, the use of options and futures transactions and the purchase of securities on a when-issued or delayed-delivery basis shall not be deemed the borrowing of money. If a Fund engages in borrowing, its share price may be subject to greater fluctuation, and the interest expense associated with the borrowing may reduce the Fund's net income.

    * None of the Funds will mortgage, pledge or hypothecate its assets, except in an amount not exceeding 15% of the value of its total assets to secure temporary or emergency borrowing.

    *   None of the Funds will make short sales of securities.

    * None of the Funds will purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

    * Intermediate Tax Free Fund will not invest 25% or more of the value of its total assets in obligations of issuers located in the same state (for this purpose, the location of an "issuer" shall be deemed to be the location of the entity the revenues of which are the primary source of payment or the location of the project or facility which may be the subject of the obligation). None of the Funds will invest 25% or more of the value of its total assets in revenue bonds or notes, payment for which comes from revenues from any one type of activity (for this purpose, the term "type of activity" shall include without limitation
        (i) sewage treatment and disposal; (ii) gas provision; (iii) electric power provision; (iv) water provision; (v) mass transportation systems;
        (vi) housing; (vii) hospitals; (viii) nursing homes; (ix) street development and repair; (x) toll roads; (xi) airport facilities; and
        (xii) educational facilities), except that, in circumstances in which other appropriate available investments may be in limited supply, such Funds may invest without limitation in gas provision, electric power provision, water provision, housing and hospital obligations. This restriction does not apply to general obligation bonds or notes or, in the case of Intermediate Tax Free Fund, to pollution control revenue bonds. However, in the case of the latter Fund, it is anticipated that normally (unless there are unusually favorable interest and market factors) less than 25% of such Fund's total assets will be invested in pollution control bonds. This restriction does not apply to securities of the United States Government or its agencies and instrumentalities or repurchase agreements relating thereto.

    A fundamental policy or restriction, including those stated above, cannot be changed without an affirmative vote of the holders of a "majority" of the outstanding shares of the applicable Fund, as defined in the 1940 Act.

    As a nonfundamental policy, none of the Funds will invest more than 15% of its net assets in all forms of illiquid investments, as determined pursuant to applicable Securities and Exchange Commission rules and interpretations.
    Section 4(2) commercial paper and Rule 144A securities may be determined to be "liquid" under guidelines adopted by the Board of Directors. Investing in Rule 144A securities could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.




FIRST AMERICAN INVESTMENT FUNDS, INC.
Oaks, Pennsylvania 19456

INVESTMENT ADVISER
FIRST BANK NATIONAL ASSOCIATION
601 Second Avenue South
Minneapolis, Minnesota 55402

CUSTODIAN
FIRST TRUST NATIONAL ASSOCIATION
180 East Fifth Street
St. Paul, Minnesota 55101

DISTRIBUTOR
SEI FINANCIAL SERVICES COMPANY
Oaks, Pennsylvania 19456

ADMINISTRATOR
SEI FINANCIAL MANAGEMENT
CORPORATION
Oaks, Pennsylvania 19456

TRANSFER AGENT
DST SYSTEMS, INC.
1004 Baltimore
Kansas City, Missouri 64105

INDEPENDENT AUDITORS
KPMG PEAT MARWICK LLP
90 South Seventh Street
Minneapolis, Minnesota 55402

COUNSEL
DORSEY & WHITNEY LLP
220 South Sixth Street
Minneapolis, Minnesota 55402




FAIF-1002(1/97) R






FIRST AMERICAN INVESTMENT FUNDS, INC.

TAX FREE INCOME FUNDS
INSTITUTIONAL CLASS

INTERMEDIATE TAX FREE FUND                   COLORADO INTERMEDIATE TAX FREE FUND

MINNESOTA INSURED INTERMEDIATE
TAX FREE FUND


                                   PROSPECTUS

                                                                JANUARY 31, 1997

[LOGO] FIRST AMERICAN FUNDS
       THE POWER OF DISCIPLINED INVESTING



TABLE OF CONTENTS

                                         PAGE

SUMMARY                                    4
FEES AND EXPENSES                          6
Class C Share Fees and Expenses            6
Information Concerning Fees and
Expenses                                   7
FINANCIAL HIGHLIGHTS                       8
THE FUNDS                                 10
INVESTMENT OBJECTIVES AND POLICIES        10
Intermediate Tax Free Fund                11
Minnesota Insured Intermediate Tax
Free Fund and Colorado Intermediate
Tax Free Fund                             12
Risks to Consider                         14
MANAGEMENT                                17
Investment Adviser                        17
Portfolio Managers                        18
Custodian                                 18
Administrator                             19
Transfer Agent                            19
DISTRIBUTOR                               19
PURCHASES AND REDEMPTIONS OF SHARES       20
Share Purchases and Redemptions           20
What Shares Cost                          20
Exchanging Securities for Fund
Shares                                    21
Certificates and Confirmations            21
Dividends and Distributions               22
Exchange Privilege                        22
INCOME TAXES                              23
TAX-EXEMPT VS. TAXABLE INCOME             26
FUND SHARES                               27
CALCULATION OF PERFORMANCE DATA           28
SPECIAL INVESTMENT METHODS                29
Municipal Bonds and Other Municipal
Obligations                               29
Insurance for Minnesota Insured
Intermediate Tax Free Fund                31
Temporary Taxable Investments             33
Repurchase Agreements                     33
Inverse Floating Rate Obligations         34
When-Issued and Delayed-Delivery
Transactions                              34
Lending of Portfolio Securities           35
Options Transactions                      35
Portfolio Transactions                    36
Portfolio Turnover                        36
Investment Restrictions                   37


FIRST AMERICAN INVESTMENT FUNDS, INC.
Oaks, Pennsylvania 19456

INSTITUTIONAL CLASS PROSPECTUS

    The shares described in this Prospectus represent interests in First American Investment Funds, Inc., which consists of mutual funds with several different investment portfolios and objectives. This Prospectus relates to the Class C Shares of the following funds (the "Funds"):

    *  INTERMEDIATE TAX FREE FUND        *  COLORADO INTERMEDIATE TAX FREE FUND
    *  MINNESOTA INSURED INTERMEDIATE
       TAX FREE FUND


    Class C Shares of the Funds are offered through banks and certain other institutions for the investment of their own funds and funds for which they act in a fiduciary, agency or custodial capacity.

    SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, INCLUDING FIRST BANK NATIONAL ASSOCIATION AND ANY OF ITS AFFILIATES, NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, DUE TO FLUCTUATIONS IN EACH FUND'S NET ASSET VALUE.

    This Prospectus concisely sets forth information about the Funds that a prospective investor should know before investing. It should be read and retained for future reference.

    A Statement of Additional Information dated January 31, 1997 for the Funds has been filed with the Securities and Exchange Commission and is incorporated in its entirety by reference in this Prospectus. To obtain copies of the Statement of Additional Information at no charge, or to obtain other information or make inquiries about the Funds, call (800) 637-2548 or write SEI Financial Services Company, Oaks, Pennsylvania 19456.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The date of this Prospectus is January 31, 1997.


SUMMARY

    First American Investment Funds, Inc. ("FAIF") is an open-end investment company which offers shares in several different mutual funds. This Prospectus provides information with respect to the Class C Shares of the following funds (the "Funds"):

    INTERMEDIATE TAX FREE FUND has an objective of providing current income that is exempt from federal income tax to the extent consistent with preservation of capital. Under normal market conditions, this Fund invests at least 80% of its net assets in municipal obligations, the interest on which is exempt from federal income tax. No more than 20% of the securities owned by this Fund will generate income that is subject to the federal alternative minimum tax. Under normal market conditions, the weighted average maturity of the securities held by this Fund will range from 3 to 10 years.

    MINNESOTA INSURED INTERMEDIATE TAX FREE FUND has an objective of providing current income which is exempt from both federal income tax and Minnesota state income tax to the extent consistent with preservation of capital. Under normal market conditions, this Fund invests at least 80% of its net assets in municipal obligations, the interest on which is exempt from federal and Minnesota income tax. No more than 20% of the securities owned by this Fund will generate income that is subject to the federal or the Minnesota alternative minimum tax. At least 65% of the tax-exempt obligations held by this Fund will consist of insured bonds, escrow secured bonds and defeased bonds. Under normal market conditions, the weighted average maturity of the securities held by this Fund will range from 3 to 10 years.

    COLORADO INTERMEDIATE TAX FREE FUND has an objective of providing current income which is exempt from both federal income tax and Colorado state income tax to the extent consistent with preservation of capital. Under normal market conditions, this Fund invests at least 80% of its net assets in municipal obligations, the interest on which is exempt from federal and Colorado income tax. No more than 20% of the securities owned by this Fund will generate income that is subject to the federal alternative minimum tax. Under normal market conditions, the weighted average maturity of the securities held by this Fund will range from 3 to 10 years.

    INVESTMENT ADVISER First Bank National Association (the "Adviser") serves as investment adviser to each of the Funds. See "Management."

    DISTRIBUTOR; ADMINISTRATOR SEI Financial Services Company (the "Distributor") serves as the distributor of the Funds' shares. SEI Financial Management Corporation (the "Administrator") serves as the administrator of the Funds. See "Management" and "Distributor."

    ELIGIBLE INVESTORS; OFFERING PRICES Class C Shares are offered through banks and certain other institutions for the investment of their own funds and funds for which they act in a fiduciary, agency or custodial capacity. Class C Shares are sold at net asset value without any front-end or deferred sales charges. See "Purchases and Redemptions of Shares."

    EXCHANGES Class C Shares of any Fund may be exchanged for Class C Shares of other funds in the First American family at the shares' respective net asset values with no additional charge. See "Purchases and Redemptions of Shares -- Exchange Privilege."

    REDEMPTIONS Shares of each Fund may be redeemed at any time at their net asset value next determined after receipt of a redemption request by the Funds' transfer agent, with no additional charge. See "Purchases and Redemptions of Shares."

    RISKS TO CONSIDER Each of the Funds is subject to (i) interest rate risk (the risk that increases in market interest rates will cause declines in the value of debt securities held by a Fund); (ii) credit risk (the risk that the issuers of debt securities held by a Fund default in making required payments); and (iii) call or prepayment risk (the risk that a borrower may exercise the right to prepay a debt obligation before its stated maturity, requiring a Fund to reinvest the prepayment at a lower interest rate).

    In addition, the value of municipal obligations held by the Funds may be adversely affected by local political and economic conditions and developments in the states and political subdivisions which issue the obligations. Investors should note in this regard that Minnesota Insured Intermediate Tax Free Fund and Colorado Intermediate Tax Free Fund invest in municipal obligations of issuers located only in Minnesota and Colorado, respectively. The Funds also may, in order to attempt to reduce risk, invest in exchange traded put and call options on interest rate futures contracts and on interest rate indices. See "Investment Objectives and Policies -- Risks to Consider" and "Special Investment Methods."

    SHAREHOLDER INQUIRIES Any questions or communications regarding the Funds or a shareholder account should be directed to the Distributor by calling (800) 637-2548, or to the financial institution which holds shares on an investor's behalf.


FEES AND EXPENSES

CLASS C SHARE FEES AND EXPENSES

                                                           MINNESOTA        COLORADO
                                                            INSURED       INTERMEDIATE
                                        INTERMEDIATE      INTERMEDIATE       TAX FREE
                                       TAX FREE FUND     TAX FREE FUND         FUND
SHAREHOLDER TRANSACTION EXPENSES

Maximum sales load imposed on
purchases                                     None              None           None

Maximum sales load imposed on
reinvested dividends                          None              None           None

Deferred sales load                           None              None           None

Redemption fees                               None              None           None

Exchange fees                                 None              None           None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Investment advisory fees
(after voluntary fee waivers and
reimbursements)(1)                            0.48%             0.47%          0.47%

Rule 12b-1 fees                               None              None           None

Other expenses (after voluntary
fee waivers)(1)                               0.22%             0.23%          0.23%

Total fund operating expenses
(after voluntary fee waivers and
reimbursements)(1)                            0.70%             0.70%          0.70%

EXAMPLE(2)

You would pay the following expenses on a $1,000 investment, assuming (i) a 5% annual return, and (ii) redemption at the end of each time period:

 1 year                                      $   7             $   7          $   7

 3 years                                     $  22             $  22          $  22

 5 years                                     $  39             $  39          $  39

10 years                                     $  87             $  87          $  87

(1) The Adviser and the Administrator intend to waive a portion of their fees and/or reimburse expenses on a voluntary basis, and the amounts shown reflect these waivers and reimbursements as of the date of this Prospectus. Each of these persons intends to maintain such waivers and reimbursements in effect for the current fiscal year but reserves the right to discontinue such waivers and reimbursements at any time in its sole discretion. Absent any fee waivers, investment advisory fees for each Fund as an annualized percentage of average daily net assets would be 0.70%; and total fund operating expenses calculated on such basis would be 0.92% for Intermediate Tax Free Fund, 0.93% for Minnesota Insured Intermediate Tax Free and 0.93% for Colorado Intermediate Tax Free Fund. Other expenses includes an administration fee.

(2) Absent the fee waivers and reimbursements referred to in (1) above, the dollar amounts for the 1, 3, 5 and 10-year periods would be as follows:
    Intermediate Tax Free Fund, $9, $29, $51 and $113; Minnesota Insured Intermediate Tax Free Fund, $9, $30, $51 and $114; and Colorado Intermediate Tax Free Fund, $9, $30, $51 and $114.

    INFORMATION CONCERNING FEES AND EXPENSES
    The purpose of the preceding tables is to assist the investor in understanding the various costs and expenses that an investor in a Fund may bear directly or indirectly. THE EXAMPLES CONTAINED IN THE TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The information set forth in the foregoing tables and examples relates only to the Class C Shares of the Funds. The Funds also offer Class A Shares which are subject to the same expenses and, in addition, to a front-end or contingent deferred sales load and certain shareholder servicing expenses.

    The examples in the above tables are based on projected annual Fund operating expenses after voluntary fee waivers and expense reimbursements by the Adviser and the Administrator. Although these persons intend to maintain such waivers in effect for the current fiscal year, any such waivers are voluntary and may be discontinued at any time. Prior to fee waivers, investment advisory fees accrue at the annual rate as a percentage of average daily net assets of 0.70% for each of the Funds.

    Other expenses include fees paid by each Fund to the Administrator for providing various services necessary to operate the Funds. These include shareholder servicing and certain accounting and other services. The Administrator provides these services for a fee calculated at an annual rate of 0.12% of average daily net assets of each Fund subject to a minimum of $50,000 per Fund per fiscal year; provided, that to the extent that the aggregate net assets of all First American funds exceed $8 billion, the percentage stated above is reduced to 0.105%. Other expenses of the Funds also includes the cost of maintaining shareholder records, furnishing shareholder statements and reports, and other services. Investment advisory fees, administrative fees and other expenses are reflected in the Funds' daily dividends and are not charged to individual shareholder accounts.


FINANCIAL HIGHLIGHTS

    The following audited financial highlights should be read in conjunction with the Funds' financial statements, the related notes thereto and the independent auditors' report of KPMG Peat Marwick LLP appearing in FAIF's annual report to shareholders for the year ended September 30, 1996. Further information about the Funds' performance is contained in such annual report to shareholders, which may be obtained without charge by calling (800) 637-2548 or by writing SEI Financial Services Company, Oaks, Pennsylvania, 19456.

For the periods ended September 30,
For a share outstanding throughout this period

                                                                     REALIZED AND
                                                                       UNREALIZED      DIVIDENDS
                                  NET ASSET VALUE             NET        GAINS OR       FROM NET
                                     BEGINNING OF      INVESTMENT     (LOSSES) ON     INVESTMENT
                                           PERIOD          INCOME     INVESTMENTS         INCOME
INTERMEDIATE TAX FREE FUND
Class C
1996                                       $10.72           $0.46         $ 0.00         $(0.46)
1995                                        10.28            0.49           0.43          (0.48)
1994(1)                                     10.89            0.29          (0.61)         (0.29)

MINNESOTA INSURED INTERMEDIATE TAX FREE FUND
Class C
1996                                       $ 9.92           $0.45         $ 0.02         $(0.45)
1995                                         9.59            0.45           0.33          (0.45)
1994(2)                                     10.00            0.25          (0.41)         (0.25)

COLORADO INTERMEDIATE TAX FREE FUND
Class C
1996                                       $10.51           $0.49         $(0.04)        $(0.49)
1995                                        10.16            0.48           0.36          (0.49)
1994(3)                                     10.00            0.22           0.16          (0.22)

+Returns are for the period indicated and have not been annualized.

(1) This class of shares has been offered since February 4, 1994 (the Fund itself having commenced operations on December 22, 1987). All ratios for the period have been annualized.


                       [WIDE TABLE CONTINUED FROM ABOVE]


                                                                                                          RATIO OF
                                                                                          RATIO OF NET   EXPENSES TO
                                                                            RATIO OF       INVESTMENT    AVERAGE NET
            DISTRIBUTIONS    NET ASSET                   NET ASSETS END   EXPENSES TO       INCOME TO       ASSETS       PORTFOLIO
             FROM CAPITAL   VALUE END                      OF PERIOD      AVERAGE NET      AVERAGE NET    (EXCLUDING     TURNOVER
                GAINS       OF PERIOD     TOTAL RETURN       (000)           ASSETS          ASSETS         WAIVERS)       RATE
              $(0.07)        $10.65            4.35%         $66,994          0.66%           4.35%          0.92%          53%
                  --          10.72            9.15           46,025          0.67            4.73           1.05           68
                  --          10.28           (2.91)+          6,168           0.45            4.48           2.20           52

              $(0.03)        $ 9.91            4.80%         $93,394          0.70%           4.53%          0.93%          19%
                  --           9.92            8.34           61,693          0.70            4.76           1.00           38
                  --           9.59           (1.58)+         20,272           0.67            4.57           1.59           22

              $(0.05)        $10.42            4.39%         $48,927          0.70%           4.69%          0.93%          20%
                  --          10.51            8.47           50,071          0.70            4.84           1.02           19
                  --          10.16            3.76 +          7,281          0.69            4.51           4.71            4

(2) Commenced operations on February 25, 1994. All ratios for the period have been annualized.

(3) Commenced operations on April 4, 1994. All ratios for the period have been annualized.


THE FUNDS

    FAIF is an open-end management investment company which offers shares in several different mutual funds (collectively, the "FAIF Funds"), each of which evidences an interest in a separate and distinct investment portfolio. Shareholders may purchase shares in each FAIF Fund through several separate classes which provide for variations in distribution costs, shareholder servicing fees, voting rights and dividends. Except for these differences among classes, each share of each FAIF Fund represents an undivided proportionate interest in that fund. FAIF is incorporated under the laws of the State of Maryland, and its principal offices are located at Oaks, Pennsylvania 19456.

    This Prospectus relates only to the Class C Shares of the Funds named on the cover hereof. Information regarding the Class A Shares of these Funds and regarding the Class A, Class B and Class C Shares of the other FAIF Funds is contained in separate prospectuses that may be obtained from FAIF's Distributor, SEI Financial Services Company, Oaks, Pennsylvania, 19456, or by calling (800) 637-2548. The Board of Directors of FAIF may authorize additional series or classes of common stock in the future.


INVESTMENT OBJECTIVES AND POLICIES

    This section describes the investment objectives and policies of the Funds. There is no assurance that any of these objectives will be achieved. The Funds' investment objectives are not fundamental and therefore may be changed without a vote of shareholders. Such changes could result in a Fund having investment objectives different from those which shareholders considered appropriate at the time of their investment in a Fund. Shareholders will receive written notification at least 30 days prior to any change in a Fund's investment objectives. Intermediate Tax Free Fund is a diversified investment company, as defined in the Investment Company Act of 1940 (the "1940 Act"). Minnesota Insured Intermediate Tax Free Fund and Colorado Intermediate Tax Free Fund are nondiversified investment companies under the 1940 Act.

    If a percentage limitation on investments by a Fund stated below or in the Statement of Additional Information is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in asset values will not be deemed to violate the limitation except in the case of the limitation on illiquid investments. A Fund which is limited to investing in securities with specified ratings is not required to sell a security if its rating is reduced or discontinued after purchase, but the Fund may consider doing so. However, in no event will more than 5% of any Fund's net assets be invested in non-investment grade securities. Descriptions of the rating categories of Standard & Poor's Corporation ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's") are contained in the Statement of Additional Information.

    This section also contains information concerning certain investment risks borne by Fund shareholders under the heading "-- Risks to Consider." Further information concerning the securities in which the Funds may invest and related matters is set forth under "Special Investment Methods."

    INTERMEDIATE TAX FREE FUND

    OBJECTIVE. Intermediate Tax Free Fund has an objective of providing current income which is exempt from federal income tax to the extent consistent with preservation of capital.

    INVESTMENT POLICIES. Under normal market conditions, Intermediate Tax Free Fund invests at least 80% of its net assets in municipal bonds and other municipal obligations, the interest on which is, in the opinion of bond counsel to the issuer, exempt from federal income tax. No more than 20% of the securities owned by the Fund will generate income that is an item of tax preference for the purpose of the federal alternative minimum tax. Municipal obligations generating income subject to taxation under the federal alternative minimum tax rules will not be counted as tax exempt obligations for purposes of the 80% test. See "Income Taxes." The types of municipal bonds and other municipal obligations in which the Fund may invest are described under "Special Investment Methods -- Municipal Bonds and Other Municipal Obligations."

    Under normal market conditions, the weighted average maturity of the securities held by Intermediate Tax Free Fund will range from 3 to 10 years.

    Intermediate Tax Free Fund may purchase obligations which are rated no lower than BBB by Standard & Poor's or Baa by Moody's, or which have been assigned an equivalent rating by another nationally recognized statistical rating organization, or which are of comparable quality in the judgment of the Adviser. The Fund also may purchase municipal notes which are rated no lower than SP-1 by Standard & Poor's or MIG/VMIG-1 by Moody's or which have been assigned an equivalent rating by another nationally recognized statistical rating organization. Unrated securities will not exceed 10% in the aggregate of the value of the total assets of the Fund.

    While the assets of Intermediate Tax Free Fund ordinarily will be invested in municipal obligations, on occasion the Fund may temporarily hold short-term securities, other than municipal obligations, the income from which is taxable. Temporary taxable investments would be held solely for the purpose of managing exceptional in-flows and out-flows of cash or for temporary defensive purposes to preserve existing portfolio values. Under normal circumstances, the Fund may not invest more than 20% of its assets in investments other than municipal obligations. However, in periods of adverse markets when a temporary defensive position to protect capital is deemed advisable and practicable, the Fund may have more than 20% of its assets in temporary taxable investments or cash. The types of investments which are permitted for these purposes are described under "Special Investment Methods -- Temporary Taxable Investments."

    The Fund also may temporarily invest in shares of investment companies which invest primarily in short-term municipal obligations with maturities not exceeding 13 months. Investments of these types are also subject to the advisory fee. Income from these investments is normally exempt from federal income tax. Where the income from these investments is exempt from federal income tax, the investments will be counted as tax exempt obligations for purposes of the 80% test described above.

    The Fund also may (i) in order to attempt to reduce risk, invest in exchange traded put and call options on interest rate futures contracts and on interest rate indices; (ii) purchase securities on a when-issued or delayed-delivery basis; and (iii) engage in the lending of portfolio securities. In addition, the Fund may invest up to 5% of its net assets in inverse floating rate municipal obligations. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."

    The requirement, described above, that Intermediate Tax Free Fund invest at least 80% of its net assets in tax free obligations under normal market conditions is a fundamental policy, which cannot be changed without shareholder vote. Under normal market conditions, that Fund will invest at least 65% of its total assets in municipal obligations which are municipal bonds. See "Special Investment Methods -- Municipal Bonds and Other Municipal Obligations."

    MINNESOTA INSURED INTERMEDIATE TAX FREE FUND AND
    COLORADO INTERMEDIATE TAX FREE FUND

    OBJECTIVES. Minnesota Insured Intermediate Tax Free Fund has an objective of providing current income which is exempt from both federal income tax and Minnesota state income tax to the extent consistent with preservation of capital. Colorado Intermediate Tax Free Fund has an objective of providing current income which is exempt from both federal income tax and Colorado state income tax to the extent consistent with preservation of capital.

    INVESTMENT POLICIES. Under normal market conditions, each of these Funds invests at least 80% of its net assets in municipal bonds and other municipal obligations of the state referred to in its title, the interest on which is, in the opinion of bond counsel to the issuer, exempt from federal income tax and that state's income tax. No more than 20% of the securities owned by either of these Funds will generate income that is an item of tax preference for the purpose of the federal alternative minimum tax and, in the case of Minnesota Insured Intermediate Tax Free Fund, for the purpose of the Minnesota alternative minimum tax. Municipal obligations generating income subject to taxation under the federal alternative minimum tax rules or, in the case of Minnesota Insured Intermediate Tax Free Fund, under the Minnesota alternative minimum tax rules, will not be counted as tax exempt obligations for purposes of the 80% test. See "Income Taxes." The types of municipal bonds and other municipal obligations in which these Funds may invest are described under "Special Investment Methods -- Municipal Bonds and Other Municipal Obligations."

    Under normal market conditions, the weighted average maturity of the securities held by each of these Funds will range from 3 to 10 years.

    Each of these Funds may purchase obligations which are rated (without regard to insurance) no lower than BBB by Standard & Poor's or Baa by Moody's, or which have been assigned an equivalent rating by another nationally recognized statistical rating organization, or which are of comparable quality in the judgment of the Adviser. Each of these Funds also may purchase municipal notes which are rated no lower than SP-1 by Standard & Poor's or MIG/VMIG-1 by Moody's or which have been assigned an equivalent rating by another nationally recognized statistical rating organization. Unrated securities will not exceed 10% in the aggregate of the value of the total assets of either of these Funds.

    While the assets of each of these Funds ordinarily will be invested in municipal obligations, on occasion either Fund may temporarily hold short-term securities, other than municipal obligations, the income from which is taxable. Temporary taxable investments would be held solely for the purpose of managing exceptional in-flows and out-flows of cash or for temporary defensive purposes to preserve existing portfolio values. Under normal circumstances, a Fund may not invest more than 20% of its assets in investments other than municipal obligations. However, in periods of adverse markets when a temporary defensive position to protect capital is deemed advisable and practicable, a Fund may have more than 20% of its assets in temporary taxable investments or cash. The types of investments which are permitted for these purposes are described under "Special Investment Methods -- Temporary Taxable Investments."

    Each of these Funds also may temporarily invest in shares of investment companies which invest primarily in short-term municipal obligations with maturities not exceeding 13 months. Investments of these types are also subject to the advisory fee. Income from these investments is normally exempt from federal income tax but may not be exempt from the applicable state tax. Where the income from these investments is exempt from both federal income tax and the applicable state tax, the investments will be counted as tax exempt obligations for purposes of the 80% test described above.

    Each of these Funds also may (i) in order to attempt to reduce risk, invest in exchange traded put and call options on interest rate futures contracts and on interest rate indices; (ii) purchase securities on a when-issued or delayed-delivery basis; (iii) engage in the lending of portfolio securities; and (iv) invest up to 5% of its net assets in inverse floating rate municipal obligations. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."

    As a nonfundamental policy, at least 65% of the tax-exempt obligations in the investment portfolio of Minnesota Insured Intermediate Tax Free Fund will consist of: (i) obligations that at all times are fully insured as to the scheduled payment of all installments of interest and principal; and
    (ii) obligations which have an AAA rating by Standard & Poor's or an Aaa rating by Moody's or which have been assigned an equivalent rating by another nationally recognized statistical rating organization, where the payment of interest and principal is guaranteed by the United States Government or an agency or instrumentality of the United States Government, or where the payment of interest and principal is secured by an escrow account consisting of obligations guaranteed by the United States Government or its agencies or instrumentalities ("escrow secured bonds" or "defeased bonds"), without having to purchase additional insurance therefor. This policy may not be eliminated except upon 30 days advance notice to shareholders of Minnesota Insured Intermediate Tax Free Fund. In addition, pending the investment or reinvestment of its assets in longer-term tax-exempt obligations, this Fund may invest in short-term tax-exempt obligations, without obtaining insurance, provided such instruments carry an AAA or A-1 rating by Standard & Poor's or an Aaa or SP-1 rating by Moody's or which have been assigned an equivalent rating by another nationally recognized statistical rating organization. Bond insurance does not guarantee the market value of the securities held in this Fund's portfolio. For further information concerning the insurance applicable to this Fund's investments, see "Special Investment Methods -- Insurance for Minnesota Insured Intermediate Tax Free Fund."

    The tax-exempt obligations held by Colorado Intermediate Tax Free Fund need not be insured.

    RISKS TO CONSIDER

    An investment in any of the Funds involves certain risks. These include the following:

    INTEREST RATE RISK. Interest rate risk is the risk that the value of a fixed-rate debt security will decline due to changes in market interest rates. Because the Funds invest in fixed-rate debt securities, they are subject to interest rate risk. In general, when interest rates rise, the value of a fixed-rate debt security declines. Conversely, when interest rates decline, the value of a fixed-rate debt security generally increases. Thus, shareholders in the Funds bear the risk that increases in market interest rates will cause the value of their Fund's portfolio investments to decline.

    In general, the value of fixed-rate debt securities with longer maturities is more sensitive to changes in market interest rates than the value of such securities with shorter maturities. Thus, the net asset value of a Fund which invests in securities with longer weighted average maturities should be expected to have greater volatility in periods of changing market interest rates than that of a Fund which invests in securities with shorter weighted average maturities.

    Although the Adviser may engage in transactions intended to hedge the value of the Funds' portfolios against changes in market interest rates, there is no assurance that such hedging transactions will be undertaken or will fulfill their purpose. See "Special Investment Methods -- Options Transactions."

    CREDIT RISK. Credit risk is the risk that the issuer of a debt security will fail to make payments on the security when due. Because the Funds invest in debt securities, they are subject to credit risk.

    As described under "Special Investment Methods -- Municipal Bonds and Other Municipal Obligations," the revenue bonds and municipal lease obligations in which the Funds invest may entail greater credit risk than the general obligation bonds in which they invest. This is the case because revenue bonds and municipal lease obligations generally are not backed by the faith, credit or general taxing power of the issuing governmental entity. In addition, as described under that section, municipal lease obligations also are subject to nonappropriation risk, which is a type of nonpayment risk. Investors also should note that even general obligation bonds of the states and their political subdivisions are not free from the risk of default.

    The ratings and certain other requirements which apply to the Funds' permitted investments, as described elsewhere in this Prospectus, are intended to limit the amount of credit risk undertaken by the Funds. Nevertheless, shareholders in the Funds bear the risk that payment defaults could cause the value of their Fund's portfolio investments to decline. Investors also should note that the Funds can invest in municipal obligations rated as low as BBB by Standard & Poor's or Baa by Moody's, or which have been assigned an equivalent rating by another nationally recognized statistical rating organization, or which are of comparable quality in the judgment of the Adviser. Although these rating categories are investment grade, obligations with these ratings are viewed as having speculative characteristics and carry a somewhat higher risk of default than obligations rated in the higher investment grade categories.

    Although the bond insurance carried by Minnesota Insured Intermediate Tax Free Fund is intended to mitigate credit risk, its effectiveness depends on the creditworthiness of the bond insurers. See "Special Investment Methods -- Insurance for Minnesota Insured Intermediate Tax Free Fund."

    CALL RISK. Many municipal bonds may be redeemed at the option of the issuer ("called") at a specified price prior to their stated maturity date. In general, it is advantageous for an issuer to call its bonds if they can be refinanced through the issuance of new bonds which bear a lower interest rate than that of the called bonds. Call risk is the risk that bonds will be called during a period of declining market interest rates so that such refinancings may take place.

    If a bond held by a Fund is called during a period of declining interest rates, the Fund probably will have to reinvest the proceeds received by it at a lower interest rate than that borne by the called bond, thus resulting in a decrease in the Fund's income. To the extent that the Funds invest in callable bonds, Fund shareholders bear the risk that reductions in income will result from the call of bonds.

    STATE AND LOCAL POLITICAL AND ECONOMIC CONDITIONS. The value of municipal obligations owned by the Funds may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers. Other factors that could affect tax-exempt obligations include a change in the local, state or national economy, demographic factors, ecological or environmental concerns, statutory limitations on the issuer's ability to increase taxes and other developments generally affecting the revenues of issuers (for example, legislation or court decisions reducing state aid to local governments or mandating additional services).

    Intermediate Tax Free Fund cannot invest 25% or more of its total assets in obligations of issuers located in the same state (for this purpose, the location of an "issuer" shall be deemed to be the location of the entity the revenues of which are the primary source of payment or the location of the project or facility which may be the subject of the obligation). See "Special Investment Methods -- Investment Restrictions." Minnesota Insured Intermediate Tax Free Fund and Colorado Intermediate Tax Free Fund each will invest primarily in municipal obligations issued by the state and its political subdivisions named in its title. For this reason, the municipal obligations held by these two Funds will be particularly affected by local conditions in those states. A more detailed description of the factors affecting Minnesota and Colorado issuers of municipal obligations is set forth in the Statement of Additional Information.

    OTHER. Investors also should review "Special Investment Methods" for information concerning risks associated with certain investment techniques which may be utilized by the Funds. In addition, investors in Minnesota Insured Intermediate Tax Free Fund should note that the 1995 Minnesota Legislature enacted a statement of intent specifying certain circumstances under which interest on the Minnesota municipal obligations held by the Fund might become taxable for Minnesota state income tax purposes. See "Income Taxes - Minnesota Income Taxation."


MANAGEMENT

    The Board of Directors of FAIF has the primary responsibility for overseeing the overall management and electing the officers of FAIF. Subject to the overall direction and supervision of the Board of Directors, the Adviser acts as investment adviser for and manages the investment portfolios of FAIF.

    INVESTMENT ADVISER
    First Bank National Association, 601 Second Avenue South, Minneapolis, Minnesota 55480, acts as the Funds' investment adviser through its First Asset Management group. The Adviser has acted as an investment adviser to FAIF since its inception in 1987 and has acted as investment adviser to First American Funds, Inc. since 1982 and to First American Strategy Funds, Inc. since 1996. As of December 31, 1996, the Adviser was managing accounts with an aggregate value of approximately $35 billion, including mutual fund assets in excess of $12 billion. First Bank System, Inc., 601 Second Avenue South, Minneapolis, Minnesota 55480, is the holding company for the Adviser.

    Each of the Funds has agreed to pay the Adviser monthly fees calculated on an annual basis equal to 0.70% of its average daily net assets. The Adviser may, at its option, waive any or all of its fees, or reimburse expenses, with respect to any Fund from time to time. Any such waiver or reimbursement is voluntary and may be discontinued at any time. The Adviser also may absorb or reimburse expenses of the Funds from time to time, in its discretion, while retaining the ability to be reimbursed by the Funds for such amounts prior to the end of the fiscal year. This practice would have the effect of lowering a Fund's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are absorbed or reimbursed, as the case may be.

    The Glass-Steagall Act generally prohibits banks from engaging in the business of underwriting, selling or distributing securities and from being affiliated with companies principally engaged in those activities. In addition, administrative and judicial interpretations of the Glass-Steagall Act prohibit bank holding companies and their bank and nonbank subsidiaries from organizing, sponsoring or controlling registered open-end investment companies that are continuously engaged in distributing their shares. Bank holding companies and their bank and nonbank subsidiaries may serve, however, as investment advisers to registered investment companies, subject to a number of terms and conditions.

    Although the scope of the prohibitions and limitations imposed by the Glass-Steagall Act has not been fully defined by the courts or the appropriate regulatory agencies, the Funds have received an opinion from their counsel that the Adviser is not prohibited from performing the investment advisory services described above. In the event of changes in federal or state statutes or regulations or judicial and administrative interpretations or decisions pertaining to permissible activities of bank holding companies and their bank and nonbank subsidiaries, the Adviser might be prohibited from continuing these arrangements. In that event, it is expected that the Board of Directors would make other arrangements and that shareholders would not suffer adverse financial consequences.

    PORTFOLIO MANAGERS

    RICHARD W. STANLEY is portfolio co-manager for each of the Funds. Dick entered the investment business via investment sales with Smith Barney & Co. in 1958. He then moved to Heritage Investment Advisers as head of fixed income investment in 1973. He joined the Adviser in early 1986 as Vice President and Manager of Fixed Income/Personal Trust. Dick received his master's in business administration degree from Cornell University in 1958 and received his Chartered Financial Analyst certification in 1977.

    CHRISTOPHER L. DRAHN is portfolio co-manager for Intermediate Tax Free Fund and Minnesota Insured Intermediate Tax Free Fund. Chris joined the fixed income department of the Adviser in 1985, having previously served in its securities lending and corporate trust areas. He received his master's degree in business administration from the University of Minnesota and is a Chartered Financial Analyst.

    TERRY MALTARICH is portfolio co-manager for Colorado Intermediate Tax Free Fund. Terry joined the Adviser in 1994 after 20 years of investment experience with Colorado Capital Advisors (which was combined into the Adviser) and Great West Life Insurance Company. He received his bachelor's degree from Miami University.

    CUSTODIAN
    The custodian of the Funds' assets is First Trust National Association (the "Custodian"), First Trust Center, 180 East Fifth Street, St. Paul, Minnesota 55101. The Custodian is a subsidiary of First Bank System, Inc., which also controls the Adviser.

    As compensation for its services to the Funds, the Custodian is paid monthly fees calculated on an annual basis equal to 0.03% of the applicable Fund's average daily net assets. In addition, the Custodian is reimbursed for its out-of-pocket expenses incurred while providing its services to the Funds.

    ADMINISTRATOR
    The administrator for the Funds is SEI Financial Management Corporation, Oaks, Pennsylvania 19456. The Administrator, a wholly-owned subsidiary of SEI Investments Company, provides the Funds with certain administrative services necessary to operate the Funds. These services include shareholder servicing and certain accounting and other services. The Administrator provides these services for a fee calculated at an annual rate of 0.12% of each Fund's average daily net assets, subject to a minimum administrative fee during each fiscal year of $50,000 per Fund; provided, that to the extent that the aggregate net assets of all First American funds exceed $8 billion, the percentage stated above is reduced to 0.105%. From time to time, the Administrator may voluntarily waive its fees or reimburse expenses with respect to any of the Funds. Any such waivers or reimbursements may be made at the Administrator's discretion and may be terminated at any time.

    TRANSFER AGENT
    DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Funds. The address of the Transfer Agent is 1004 Baltimore, Kansas City, Missouri 64105. The Transfer Agent is not affiliated with the Distributor, the Administrator or the Adviser.


DISTRIBUTOR

    SEI Financial Services Company is the principal distributor for shares of the Funds and of the other FAIF Funds. The Distributor is a Pennsylvania corporation and is the principal distributor for a number of investment companies. The Distributor is a wholly-owned subsidiary of SEI Investments Company and is located at Oaks, Pennsylvania, 19456. The Distributor is not affiliated with the Adviser, First Bank System, Inc., the Custodian or their respective affiliates.

    The Distributor, the Administrator and the Adviser may in their discretion use their own assets to pay for certain costs of distributing Fund shares. They also may discontinue any payment of such costs at any time. In addition, the Distributor and the Adviser and its affiliates may provide compensation from their own resources for shareholder services provided by third parties, including "one-stop" mutual fund networks through which the Funds are made available.


PURCHASES AND REDEMPTIONS OF SHARES

    SHARE PURCHASES AND REDEMPTIONS
    Shares of the Funds are sold and redeemed on days on which the New York Stock Exchange is open for business ("Business Days").

    Payment for shares can be made only by wire transfer. Wire transfers of federal funds for share purchases should be sent to First Bank National Association, Minneapolis, Minnesota, ABA Number 091000022; For Credit to:
    DST Systems: Account Number 160234580266; For Further Credit To: (Investor Name and Fund Name). Shares cannot be purchased by Federal Reserve wire on days on which the New York Stock Exchange is closed and on Federal holidays upon which wire transfers are restricted. Purchase orders will be effective and eligible to receive dividends declared the same day if the Transfer Agent receives an order before 3:00 p.m. Central time and the Custodian receives Federal funds before the close of business that day. Otherwise, the purchase order will be effective the next Business Day. The net asset value per share is calculated as of 3:00 p.m. Central time each Business Day. The Funds reserve the right to reject a purchase order.

    The Funds are required to redeem for cash all full and fractional shares of the Funds. Redemption orders may be made any time before 3:00 p.m. Central time in order to receive that day's redemption price. For redemption orders received before 3:00 p.m. Central time, payment will ordinarily be made the next business day by transfer of Federal funds, but payment may be made up to 7 days later.

    WHAT SHARES COST
    Class C Shares of the Funds are sold and redeemed at net asset value. The net asset value per share is determined as of the earlier of the close of the New York Stock Exchange or 3:00 p.m. Central time on each day the New York Stock Exchange is open for business, provided that net asset value need not be determined on days when no Fund shares are tendered for redemption and no order for that Fund's shares is received and on days on which changes in the value of portfolio securities will not materially affect the current net asset value of the Fund's shares. The price per share for purchases or redemptions is such value next computed after the Transfer Agent receives the purchase order or redemption request. In the case of redemptions and repurchases of shares owned by corporations, trusts or estates, the Transfer Agent may require additional documents to evidence appropriate authority in order to effect the redemption, and the applicable price will be that next determined following the receipt of the required documentation.

    DETERMINING NET ASSET VALUE. The net asset value per share for each of the Funds is determined by dividing the value of the securities owned by the Fund plus any cash and other assets (including interest accrued and dividends declared but not collected), less all liabilities, by the number of Fund shares outstanding. For the purpose of determining the aggregate net assets of the Funds, cash and receivables will be valued at their face amounts. Interest will be recorded as accrued and dividends will be recorded on the ex-dividend date. Debt obligations exceeding 60 days to maturity which are actively traded are valued by an independent pricing service at the most recently quoted bid price. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Board of Directors.

    Portfolio securities underlying actively traded options are valued at their market price as determined above. The current market value of any exchange traded option held or written by a Fund is its last sales price on the exchange prior to the time when assets are valued, unless the bid price is higher or the asked price is lower, in which event the bid or asked price is used. In the absence of any sales that day, options will be valued at the current closing bid price.

    Although the methodology and procedures for determining net asset value are identical for all classes of shares, the net asset value per share of different classes of shares of the same Fund may differ because of the shareholder servicing expenses charged to Class A Shares.

    EXCHANGING SECURITIES FOR FUND SHARES
    A Fund may accept securities in exchange for Fund shares. A Fund will allow such exchanges only upon the prior approval by the Fund and a determination by the Fund and the Adviser that the securities to be exchanged are acceptable. Securities accepted by a Fund will be valued in the same manner that a Fund values its assets. The basis of the exchange will depend upon the net asset value of Fund shares on the day the securities are valued.

    CERTIFICATES AND CONFIRMATIONS
    The Transfer Agent maintains a share account for each shareholder. Share certificates will not be issued by the Funds.

    Confirmations of each purchase and redemption are sent to each shareholder. In addition, monthly confirmations are sent to report all transactions and dividends paid during that month for the Funds.

    DIVIDENDS AND DISTRIBUTIONS
    Dividends with respect to each Fund are declared and paid monthly to all shareholders of record on the record date. Distributions of any net realized long-term capital gains will be made at least once every 12 months. Dividends and distributions are automatically reinvested in additional shares of the Fund paying the dividend on payment dates at the ex-dividend date net asset value without a sales charge, unless shareholders request cash payments on the new account form or by writing to the Fund.

    All shareholders on the record date are entitled to the dividend. If shares are purchased before a record date for a dividend or a distribution of capital gains, a shareholder will pay the full price for the shares and will receive some portion of the purchase price back as a taxable dividend or distribution (to the extent, if any, that the dividend or distribution is otherwise taxable to holders of Fund shares). If shares are redeemed or exchanged before the record date for a dividend or distribution or are purchased after the record date, those shares are not entitled to the dividend or distribution.

    The amount of dividends payable on Class C Shares generally will be more than the dividends payable on Class A Shares because of the shareholder servicing expenses charged to Class A Shares.

    EXCHANGE PRIVILEGE
    Shareholders may exchange Class C Shares of a Fund for currently available Class C Shares of the other FAIF Funds or of other funds in the First American family at net asset value. Exchanges of shares among the First American family of funds must meet any applicable minimum investment of the fund for which shares are being exchanged.

    The ability to exchange shares of the Funds does not constitute an offering or recommendation of shares of one fund by another fund. This privilege is available to shareholders resident in any state in which the fund shares being acquired may be sold. An investor who is considering acquiring shares in another First American fund pursuant to the exchange privilege should obtain and carefully read a prospectus of the fund to be acquired. Exchanges may be accomplished by a written request, or by telephone if a preauthorized exchange authorization is on file with the Transfer Agent, shareholder servicing agent, or financial institution. Neither the Transfer Agent nor any Fund will be responsible for the authenticity of exchange instructions received by telephone if it reasonably believes those instructions to be genuine. The Funds and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine, and they may be liable for losses resulting from unauthorized or fraudulent telephone instructions if they do not employ these procedures. These procedures may include taping of telephone conversations.

    Shares of a class in which an investor is no longer eligible to participate may be exchanged for shares of a class in which that investor is eligible to participate. An example of this kind of exchange would be a situation in which Class C Shares of a Fund held by a financial institution in a trust or agency capacity for one or more individual beneficiaries are exchanged for Class A Shares of that Fund and distributed to the individual beneficiaries.


INCOME TAXES

    FEDERAL INCOME TAXATION
    Each Fund is treated as a different entity for federal income tax purposes. Each of the Funds qualified during its last fiscal year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), and all of the Funds intend to so qualify in the future. If so qualified and provided certain distribution requirements are met, a Fund will not be liable for federal income taxes to the extent it distributes its income to its shareholders.

    Distributions of net interest income from tax-exempt obligations that are designated by each Fund as exempt-interest dividends are excludable from the gross income of the Fund's shareholders. A portion of such dividends may, however, be subject to the alternative minimum tax, as discussed below.

    Distributions paid from other interest income and from any net realized short-term capital gains will be taxable to shareholders as ordinary income, whether received in cash or in additional shares. Since none of the Funds' income will consist of dividends from domestic corporations, the dividends-received deduction for corporations will not be applicable to taxable distributions by the Funds. Distributions paid from long-term capital gains (and designated as such) will be taxable as long-term capital gains for federal income tax purposes, whether received in cash or shares, regardless of how long a shareholder has held the shares in a Fund. Shareholders not subject to federal income taxation will not be taxed on distributions by a Fund.

    Gain or loss realized on the sale or exchange of shares in a Fund will be treated as capital gain or loss, provided that (as is usually the case) the shares represented a capital asset in the hands of the shareholder. Such gain or loss will be long-term gain or loss if the shares were held for more than one year.

    For federal income tax purposes, an alternative minimum tax ("AMT") is imposed on taxpayers to the extent that such tax, if any, exceeds a taxpayer's regular income tax liability (with certain adjustments). Liability for AMT will depend on each shareholder's tax situation.

    Exempt-interest dividends attributable to interest income on certain tax-exempt obligations issued after August 7, 1986, to finance certain private activities will be treated as an item of tax preference that is included in alternative minimum taxable income for purposes of computing the federal AMT for all taxpayers and the federal environmental tax on corporations. Each Fund may invest up to 20% of its total assets in obligations the interest on which is treated as an item of tax preference for federal income tax purposes. Also, a portion of all other tax-exempt interest received by a corporation, including exempt-interest dividends, will be included in adjusted current earnings and in earnings and profits for purposes of determining the federal corporate alternative minimum tax, the environmental tax imposed on corporations under Section 59A of the Code, and the branch profits tax imposed on foreign corporations under Section 884 of the Code.

    The Tax Reform Act of 1986 imposed new requirements on certain tax-exempt bonds which, if not satisfied, could result in loss of tax exemption for interest on such bonds, even retroactively to the date of issuance of the bonds. Proposals may be introduced before Congress in the future, the purpose of which will be to further restrict or eliminate the federal income tax exemption for tax-exempt bonds held by the Funds. The Funds will avoid investment in bonds which, in the opinion of the Adviser, pose a material risk of the loss of tax exemption. Further, if a bond in a Fund's portfolio lost its exempt status, the Fund would make every effort to dispose of that investment on terms that are not detrimental to the Fund.

    In certain instances, the portion of Social Security benefits received by a shareholder that is subject to federal income tax may be affected by the amount of exempt-interest dividends received by the shareholder from the Funds.

    Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Funds will not be deductible for federal income purposes.

    Information concerning distributions will be mailed to shareholders annually. Shareholders who are subject to federal income tax are required for information purposes to report exempt-interest dividends and other tax-exempt interest on their tax returns.

    MINNESOTA INCOME TAXATION
    Minnesota taxable net income is based generally on federal taxable income. The portion of exempt-interest dividends paid by Minnesota Insured Intermediate Tax Free Fund that is derived from interest on tax-exempt obligations issued by the state of Minnesota, its political subdivisions and instrumentalities, is excluded from the Minnesota taxable net income of individuals, estates and trusts, provided that the portion of the exempt-interest dividends from such Minnesota sources paid to all shareholders represents 95 percent or more of the exempt-interest dividends paid by the respective Fund. The remaining portion of such dividends, and dividends that are not exempt-interest dividends or capital gain dividends, are included in the Minnesota taxable net income of individuals, estates and trusts, except for dividends directly attributable to interest on obligations of the United States Government, its territories and possessions. Exempt-interest dividends are not excluded from the Minnesota taxable income of corporations and financial institutions. Dividends qualifying for federal income tax purposes as capital gain dividends are to be treated by shareholders as long-term capital gains. Minnesota has repealed the favorable treatment of long-term capital gains, while retaining restrictions on the deductibility of capital losses. As under federal law, the portion of Social Security benefits subject to Minnesota income tax may be affected by the amount of exempt-interest dividends received by the shareholders. Exempt-interest dividends attributable to interest on certain private activity bonds issued after August 7, 1986 will be included in Minnesota alternative minimum taxable income of individuals, estates and trusts for purposes of computing Minnesota's alternative minimum tax. Dividends generally will not qualify for the dividends-received deduction for corporations and financial institutions.

    The 1995 Minnesota Legislature has enacted a statement of intent that interest on obligations of Minnesota governmental units and Indian tribes be included in net income of individuals, estates and trusts for Minnesota income tax purposes if a court determines that Minnesota's exemption of such interest unlawfully discriminates against interstate commerce because interest on obligations of governmental issuers located in other states is so included. This provision applies to taxable years that begin during or after the calendar year in which any such court decision becomes final, irrespective of the date on which the obligations were issued. Minnesota Insured Intermediate Tax Free Fund is not aware of any decision in which a court has held that a state's exemption of interest on its own bonds or those of its political subdivisions or Indian tribes, but not of interest on the bonds of other states or their political subdivisions or Indian tribes, unlawfully discriminates against interstate commerce or otherwise contravenes the United States Constitution. Nevertheless, the Fund cannot predict the likelihood that interest on the Minnesota bonds held by the Fund would become taxable under this Minnesota statutory provision.

    COLORADO INCOME TAXATION
    To the extent that dividends paid by Colorado Intermediate Tax Free Fund are derived from interest on tax-exempt obligations issued by the state of Colorado, its political subdivisions and instrumentalities, such dividends will also be exempt from Colorado income taxes for individuals, trusts, estates, and corporations. The remaining portion of such dividends, and dividends that are not exempt-interest dividends or capital gain dividends, are included in the Colorado taxable income of individuals, trusts, estates, and corporations, except for dividends directly attributable to interest on obligations of the United States Government. Dividends qualifying for federal income tax purposes as capital gain dividends are to be treated by shareholders as long-term capital gains under Colorado law. However, Colorado has repealed the favorable treatment of long-term capital gains, while retaining restrictions on the deductibility of capital losses.

    Dividends paid by Colorado Intermediate Tax Free Fund that are derived from interest on tax-exempt obligations issued by the state of Colorado, its political subdivisions and instrumentalities (including tax-exempt obligations treated for federal purposes as private activity bonds) will not be treated as items of tax preference for purposes of the alternative minimum tax that Colorado imposes on individuals, trusts and estates.

    As under federal law, the portion of Social Security benefits subject to Colorado income tax may be affected by the amount of exempt-interest dividends received by the shareholders.

    OTHER STATE AND LOCAL TAXATION
    Except to the extent described above under "-- Minnesota Income Taxation" and "-- Colorado Income Taxation," distributions by all the Funds may be subject to state and local taxation even if they are exempt from federal income taxes. Shareholders are urged to consult their own tax advisers regarding state and local taxation.


TAX-EXEMPT VS. TAXABLE INCOME

    The tables below show the approximate yields that taxable securities must earn to equal yields that are (i) exempt from federal income taxes; (ii) exempt from both federal and Minnesota income taxes; and (iii) exempt from both federal and Colorado income taxes, under selected income tax brackets scheduled to be in effect in 1997. The effective combined rates reflect the deduction of state income taxes from federal income. The 34.1%, 36.9%, 41.4%, and 44.7% combined federal/Minnesota rates assume that the investor is subject to an 8.5% marginal Minnesota income tax rate and a marginal federal income tax rate of 28%, 31%, 36% and 39.6%, respectively. The 31.6%, 34.5%, 39.2% and 42.6% combined federal/Colorado rates assume that the investor is subject to a 5% Colorado income tax rate and a marginal federal income tax rate of 28%, 31%, 36% and 39.6%, respectively. The combined rates do not reflect federal rules concerning the phase-out of personal exemptions and limitations on the allowance of itemized deductions for certain high-income taxpayers. The tables are based upon yields that are derived solely from tax-exempt income. To the extent that a Fund's yield is derived from taxable income, the Fund's tax equivalent yield will be less than set forth in the tables. The tax-free yields used in these tables should not be considered as representations of any particular rates of return and are for purposes of illustration only.


                                                       TAX-EQUIVALENT YIELDS

                                                         COMBINED FEDERAL AND                  COMBINED FEDERAL AND
                    FEDERAL TAX BRACKETS                MINNESOTA TAX BRACKETS                 COLORADO TAX BRACKETS
TAX-FREE
  YIELDS        28%     31%      36%     39.6%      34.1%    36.9%    41.4%    44.7%      31.6%    34.5%    39.2%    42.6%
3.0%           4.17%   4.35%    4.69%    4.97%      4.55%    4.75%    5.12%    5.42%      4.39%    4.58%    4.93%    5.23%
3.5%           4.86%   5.07%    5.47%    5.79%      5.31%    5.55%    5.97%    6.33%      5.12%    5.34%    5.76%    6.10%
4.0%           5.56%   5.80%    6.25%    6.62%      6.07%    6.34%    6.83%    7.23%      5.85%    6.11%    6.58%    6.97%
4.5%           6.25%   6.52%    7.03%    7.45%      6.83%    7.13%    7.68%    8.14%      6.58%    6.87%    7.40%    7.84%
5.0%           6.94%   7.25%    7.81%    8.28%      7.59%    7.92%    8.53%    9.04%      7.31%    7.63%    8.22%    8.71%
5.5%           7.64%   7.97%    8.59%    9.11%      8.35%    8.72%    9.39%    9.95%      8.04%    8.40%    9.05%    9.59%
6.0%           8.33%   8.70%    9.38%    9.93%      9.10%    9.51%   10.24%   10.85%      8.77%    9.16%    9.87%   10.46%
6.5%           9.03%   9.42%   10.16%   10.76%      9.86%   10.30%   11.09%   11.75%      9.50%    9.92%   10.69%   11.32%


FUND SHARES

    Each share of a Fund is fully paid, nonassessable, and transferable. Shares may be issued as either full or fractional shares. Fractional shares have pro rata the same rights and privileges as full shares. Shares of the Funds have no preemptive or conversion rights.

    Each share of a Fund has one vote. On some issues, such as the election of directors, all shares of all FAIF Funds vote together as one series. The shares do not have cumulative voting rights. Consequently, the holders of more than 50% of the shares voting for the election of directors are able to elect all of the directors if they choose to do so. On issues affecting only a particular Fund or Class, the shares of that Fund or Class will vote as a separate series. Examples of such issues would be proposals to alter a fundamental investment restriction pertaining to a Fund or to approve, disapprove or alter a distribution plan pertaining to a Class.

    Under the laws of the State of Maryland and FAIF's Articles of Incorporation, FAIF is not required to hold shareholder meetings unless they
    (i) are required by the 1940 Act, or (ii) are requested in writing by the holders of 25% or more of the outstanding shares of FAIF.


CALCULATION OF PERFORMANCE DATA

    From time to time, any of the Funds may advertise information regarding its performance. Each Fund may publish its "yield," its "tax equivalent yield," its "cumulative total return," its "average annual total return," its "distribution rate" and its "tax equivalent distribution rate." Distribution rates and tax equivalent distribution rates may only be used in connection with sales literature and shareholder communications preceded or accompanied by a Prospectus. Each of these performance figures is based upon historical results and is not intended to indicate future performance, and, except for "distribution rate" and "tax equivalent distribution rate," is standardized in accordance with Securities and Exchange Commission ("SEC") regulations.

    "Yield" for the Funds is computed by dividing the net investment income per share (as defined in applicable SEC regulations) earned during a 30-day period (which period will be stated in the advertisement) by the maximum offering price per share on the last day of the period. Yield is an annualized figure, in that it assumes that the same level of net investment income is generated over a one year period. The yield formula annualizes net investment income by providing for semi-annual compounding.

    "Tax equivalent yield" is that yield which a taxable investment must generate in order to equal a Fund's yield for an investor in a stated federal or combined federal/state income tax bracket (normally assumed to be the maximum tax rate or combined rate). Tax equivalent yield is computed by dividing that portion of the yield which is tax-exempt by one minus the stated income tax rate, and adding the resulting amount to that portion, if any, of the yield which is not tax-exempt.

    "Total return" is based on the overall dollar or percentage change in value of a hypothetical investment in a Fund assuming reinvestment of dividend distributions and deduction of all charges and expenses, including the maximum sales charge imposed on Class A Shares or the contingent deferred sales charge imposed on Class B Shares. "Cumulative total return" reflects a Fund's performance over a stated period of time. "Average annual total return" reflects the hypothetical annually compounded rate that would have produced the same cumulative total return if performance had been constant over the entire period. Because average annual returns tend to smooth out variations in a Fund's performance, they are not the same as actual year-by-year results. As a supplement to total return computations, a Fund may also publish "total investment return" computations which do not assume deduction of the maximum sales charge imposed on Class A Shares.

    "Distribution rate" is determined by dividing the income dividends per share for a stated period by the maximum offering price per share on the last day of the period. "Tax equivalent distribution rate" is computed by dividing the portion of the distribution rate (determined as described above) which is tax-exempt by one minus the stated federal or combined federal/state income tax rate, and adding to the resulting amount that portion, if any, of the distribution rate which is not tax-exempt. All distribution rates published for the Funds are measures of the level of income dividends distributed during a specified period. Thus, these rates differ from yield (which measures income actually earned by a Fund) and total return (which measures actual income, plus realized and unrealized gains or losses of a Fund's investments). Consequently, distribution rates alone should not be considered complete measures of performance.

    The performance of the Class C Shares of a Fund will normally be higher than for the Class A Shares because Class C Shares are not subject to the sales charges and shareholder servicing expenses applicable to Class A Shares.

    In reports or other communications to shareholders and in advertising material, the performance of each Fund may be compared to recognized unmanaged indices or averages of the performance of similar securities and to composites of such indices and averages. Also, the performance of each Fund may be compared to that of other funds of similar size and objectives as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar independent mutual fund rating services, and each Fund may include in such reports, communications and advertising material evaluations published by nationally recognized independent ranking services and publications. For further information regarding the Funds' performance, see "Fund Performance" in the Statement of Additional Information.


SPECIAL INVESTMENT METHODS

    This section provides additional information concerning the securities in which the Funds may invest and related topics. Further information concerning these matters is contained in the Statement of Additional Information.

    MUNICIPAL BONDS AND OTHER MUNICIPAL OBLIGATIONS
    As described under "Investment Objectives and Policies," each of the Funds invests principally in municipal bonds and other municipal obligations. These bonds and other obligations are issued by the states and by their local and special-purpose political subdivisions. The term "municipal bond" as used in this Prospectus includes short-term municipal notes issued by the states and their political subdivisions.

    MUNICIPAL BONDS. The two general classifications of municipal bonds are "general obligation" bonds and "revenue" bonds. General obligation bonds are secured by the governmental issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. They are usually paid from general revenues of the issuing governmental entity. Revenue bonds, on the other hand, are usually payable only out of a specific revenue source rather than from general revenues. Revenue bonds ordinarily are not backed by the faith, credit or general taxing power of the issuing governmental entity. The principal and interest on revenue bonds for private facilities are typically paid out of rents or other specified payments made to the issuing governmental entity by a private company which uses or operates the facilities. Examples of these types of obligations are industrial revenue bonds and pollution control revenue bonds. Industrial revenue bonds are issued by governmental entities to provide financing aid to community facilities such as hospitals, hotels, business or residential complexes, convention halls and sport complexes. Pollution control revenue bonds are issued to finance air, water and solids pollution control systems for privately operated industrial or commercial facilities.

    Revenue bonds for private facilities usually do not represent a pledge of the credit, general revenues or taxing powers of the issuing governmental entity. Instead, the private company operating the facility is the sole source of payment of the obligation. Sometimes, the funds for payment of revenue bonds come solely from revenue generated by operation of the facility. Revenue bonds which are not backed by the credit of the issuing governmental entity frequently provide a higher rate of return than other municipal obligations, but they entail greater risk than obligations which are guaranteed by a governmental unit with taxing power. Federal income tax laws place substantial limitations on industrial revenue bonds, and particularly certain specified private activity bonds issued after August 7, 1986. In the future, legislation could be introduced in Congress which could further restrict or eliminate the income tax exemption for interest on debt obligations in which the Funds may invest.

    MUNICIPAL LEASES. Each Fund also may purchase participation interests in municipal leases. Participation interests in municipal leases are undivided interests in a lease, installment purchase contract or conditional sale contract entered into by a state or local governmental unit to acquire equipment or facilities. Municipal leases frequently have special risks which generally are not associated with general obligation bonds or revenue bonds.

    Municipal leases and installment purchase or conditional sale contracts (which usually provide for title to the leased asset to pass to the governmental issuer upon payment of all amounts due under the contract) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of municipal debt. The debt-issuance limitations are deemed to be inapplicable because of the inclusion in many leases and contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body on a yearly or other periodic basis. Although these kinds of obligations are secured by the leased equipment or facilities, the disposition of the pledged property in the event of non-appropriation or foreclosure might, in some cases, prove difficult and time-consuming. In addition, disposition upon non-appropriation or foreclosure might not result in recovery by a Fund of the full principal amount represented by an obligation.

    In light of these concerns, each Fund has adopted and follows procedures for determining whether municipal lease obligations purchased by the Fund are liquid and for monitoring the liquidity of municipal lease securities held in the Fund's portfolio. These procedures require that a number of factors be used in evaluating the liquidity of a municipal lease security, including the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security and the number of other potential purchasers, the willingness of dealers to undertake to make a market in the security, the nature of the marketplace in which the security trades, and other factors which the Adviser may deem relevant. As described below under "-- Investment Restrictions," each Fund is subject to limitations on the percentage of illiquid securities it can hold.

    INSURANCE FOR MINNESOTA INSURED INTERMEDIATE TAX FREE FUND
    At least 65% of the tax-exempt obligations in the investment portfolio of Minnesota Insured Intermediate Tax Free Fund will consist of insured securities, escrow secured bonds or defeased bonds. The "insured securities" in this Fund's investment portfolio are insured as to the scheduled payment of all installments of principal and interest as they fall due. The purpose of this insurance is to minimize credit risk to this Fund and its shareholders associated with defaults in tax-exempt obligations owned by the Fund. However, insurance does not guarantee the market value of the securities in this Fund's investment portfolio, which will continue to fluctuate in response to changes in market interest rates. See "Investment Objectives and Policies -- Risks to Consider -- Interest Rate Risk." Therefore, the amount received upon redemption of shares of this Fund may be more or less than the original cost of the shares less any applicable sales charge paid in connection with the acquisition of such shares.

    Generally, except as noted above, each insured municipal obligation held by Minnesota Insured Intermediate Tax Free Fund will be covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. "Original Issuance Insurance" is purchased by the issuer of a municipal obligation or by a third party at the time of original issuance of the obligation, while "Secondary Market Insurance" may be purchased by a third party (including Minnesota Insured Intermediate Tax Free Fund) subsequent to the original issuance of a municipal obligation. "Portfolio Insurance" is insurance purchased by Minnesota Insured Intermediate Tax Free Fund to cover municipal obligations while they are held in the Fund's portfolio. Premiums for Portfolio Insurance will be paid from the Fund's assets and will reduce the current yield on its investment portfolio by the amount of the premiums. The Fund's investment manager estimates that annual premiums for Portfolio Insurance would be less than .01% of the Fund's average daily net assets.

    Because Portfolio Insurance coverage would terminate upon the sale of an insured security by Minnesota Insured Intermediate Tax Free Fund, this kind of insurance would not have an effect on the resale value of the security. Therefore, the Fund generally will retain any such securities covered only by Portfolio Insurance which are in default or in significant risk of default and will place a value on the insurance equal to the difference between the market value of the defaulted security and the market value of similar securities which are not in default. Both Original Issue Insurance and Secondary Market Insurance are non-cancelable and continue in force as long as the insured security is outstanding and the applicable insurer remains in business.

    Minnesota Insured Intermediate Tax Free Fund may acquire securities that are already covered by Original Issue Insurance or Secondary Market Insurance without having to acquire additional insurance thereon, provided that the claims paying ability of the insurer is rated AAA or SP-1 by Standard & Poor's or Aaa or MIG-1 by Moody's or has been assigned an equivalent rating by another nationally recognized statistical rating organization. One of the purposes of these kinds of insurance is to enable the securities covered thereby to be sold as AAA or Aaa rated insured securities at a market price higher than might be obtained if the securities were not insured. Therefore, these kinds of insurance may be considered to represent an element of the market value of the securities insured. However, the exact effect, if any, on market value cannot be estimated.

    Secondary Market Insurance may be purchased by Minnesota Insured Intermediate Tax Free Fund if, in the opinion of the Fund's investment manager, the market value or net proceeds of a sale of the covered security by the Fund would exceed the current value of the security without insurance, plus the cost of the insurance. When the Fund purchases Secondary Market Insurance, the single premium is added to the cost basis of the security and is not considered an item of expense of the Fund. Any excess of a security's market value as an AAA or Aaa rated security over its market value without the insurance, including the single premium cost thereof, would inure to the Fund in determining the net capital gain or loss realized by the Fund upon the sale of the security.

    The investment policy of this Fund requiring insurance on investments applies only to tax-exempt obligations held by the Fund and will not affect the Fund's ability to hold its assets in cash or to invest in escrow secured and defeased bonds or in certain short-term tax-exempt obligations as described elsewhere herein, or its ability to invest in uninsured taxable obligations for temporary or liquidity purposes or on a defensive basis in accordance with the investment policies and restrictions of the Fund.

    Minnesota Insured Intermediate Tax Free Fund is authorized to obtain Portfolio Insurance from insurers that have obtained a claims-paying ability rating of AAA or SP-1 from Standard & Poor's or Aaa or MIG-1 from Moody's or an equivalent rating from another nationally recognized statistical rating organization. Such insurers may include AMBAC Indemnity Corporation ("AMBAC"), Municipal Bond Investors Assurance Corp. ("MBIA"), Financial Guaranty Insurance Company ("FGIC"), Financial Security Assurance, Inc. ("FSA"), or other companies meeting these criteria. For more information concerning Portfolio Insurance, see the Statement of Additional Information.

    TEMPORARY TAXABLE INVESTMENTS
    Each of the Funds may make temporary taxable investments as described under "Investment Objectives and Policies." Temporary taxable investments will include only the following types of obligations maturing within 13 months from the date of purchase: (i) obligations of the United States Government, its agencies and instrumentalities; (ii) commercial paper rated not less than A-1 by Standard & Poor's or P-1 by Moody's or which has been assigned an equivalent rating by another nationally recognized statistical rating organization; (iii) other short-term debt securities issued or guaranteed by corporations having outstanding debt rated not less than BBB by Standard & Poor's or Baa by Moody's or which have been assigned an equivalent rating by another nationally recognized statistical rating organization; (iv) certificates of deposit of domestic commercial banks subject to regulation by the United States Government or any of its agencies or instrumentalities, with assets of $500 million or more based on the most recent published reports; and (v) repurchase agreements with domestic banks or securities dealers involving any of the securities which the Fund is permitted to hold. See "-- Repurchase Agreements" below.

    REPURCHASE AGREEMENTS
    The temporary taxable investments which each Fund may make include repurchase agreements. A repurchase agreement involves the purchase by a Fund of securities with the agreement that after a stated period of time, the original seller will buy back the same securities ("collateral") at a predetermined price or yield. Repurchase agreements involve certain risks not associated with direct investments in securities. If the original seller defaults on its obligation to repurchase as a result of its bankruptcy or otherwise, the purchasing Fund will seek to sell the collateral, which could involve costs or delays. Although collateral (which may consist of any fixed income security which is an eligible investment for the Fund entering into the repurchase agreement) will at all times be maintained in an amount equal to the repurchase price under the agreement (including accrued interest), a Fund would suffer a loss if the proceeds from the sale of the collateral were less than the agreed-upon repurchase price. The Adviser will monitor the creditworthiness of the firms with which the Funds enter into repurchase agreements.

    INVERSE FLOATING RATE OBLIGATIONS
    Each of the Funds may invest up to 5% of its net assets in inverse floating rate municipal obligations. An inverse floating rate obligation entitles the holder to receive interest at a rate which changes in the opposite direction from, and in the same magnitude as or in a multiple of, changes in a specified index rate. Although an inverse floating rate municipal obligation would tend to increase portfolio income during a period of generally decreasing market interest rates, its income and value would tend to decline during a period of generally increasing market interest rates. In addition, its decline in value may be greater than for a fixed-rate municipal obligation, particularly if the interest rate borne by the floating rate municipal obligation is adjusted by a multiple of changes in the specified index rate. For these reasons, inverse floating rate municipal obligations have more risk than more conventional fixed-rate and floating rate municipal obligations.

    WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS
    Each of the Funds may purchase securities on a when-issued or delayed-delivery basis. When such a transaction is negotiated, the purchase price is fixed at the time the purchase commitment is entered, but delivery of and payment for the securities take place at a later date. A Fund will not accrue income with respect to securities purchased on a when-issued or delayed-delivery basis prior to their stated delivery date. Pending delivery of the securities, each Fund will maintain in a segregated account cash or liquid high-grade securities in an amount sufficient to meet its purchase commitments.

    The purchase of securities on a when-issued or delayed-delivery basis exposes a Fund to risk because the securities may decrease in value prior to delivery. In addition, a Fund's purchase of securities on a when-issued or delayed-delivery basis while remaining substantially fully invested could increase the amount of the Fund's total assets that are subject to market risk, resulting in increased sensitivity of net asset value to changes in market prices. However, the Funds will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with their investment objectives, and not for the purpose of investment leverage. A seller's failure to deliver securities to a Fund could prevent the Fund from realizing a price or yield considered to be advantageous.

    LENDING OF PORTFOLIO SECURITIES
    In order to generate additional income, each of the Funds may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. If the Funds engage in securities lending, distributions paid to shareholders from the resulting income will not be excludable from shareholders' gross income for income tax purposes. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, the Funds will only enter into loan arrangements with broker-dealers, banks, or other institutions which the Adviser has determined are creditworthy under guidelines established by the Board of Directors. In these loan arrangements, the Funds will receive collateral in the form of cash, United States Government securities or other high-grade debt obligations equal to at least 100% of the value of the securities loaned. Collateral is marked to market daily. The Funds will pay a portion of the income earned on the lending transaction to the placing broker and may pay administrative and custodial fees (including fees to an affiliate of the Adviser) in connection with these loans.

    OPTIONS TRANSACTIONS
    Each of the Funds may, in order to reduce risk, invest in exchange traded put and call options on interest rate futures contracts and on interest rate indices. Such investments will be made solely as a hedge against adverse changes resulting from market conditions in the values of securities held by the Funds or which they intend to purchase and where the transactions are deemed appropriate to reduce risks inherent in the Funds' portfolios or contemplated investments.

    None of the Funds will invest more than 5% of the value of its total assets in purchased options, provided that options which are "in the money" at the time of purchase may be excluded from this 5% limitation. A call option is "in the money" if the exercise price is lower than the current market price of the underlying contract or index, and a put option is "in the money" if the exercise price is higher than the current market price. A Fund's loss exposure in purchasing an option is limited to the sum of the premium paid (purchase price of the option) and the commission or other transaction expenses associated with acquiring the option.

    An interest rate futures contract provides for the future sale by one party and purchase by the other party of a certain amount of a specific financial instrument (debt security) at a specified price, date, time and place. An option on an interest rate futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to purchase (in the case of a call option) or sell (in the case of a put option) an interest rate futures contract at a specified exercise price at any time prior to the expiration date of the option. In order to hedge its portfolio against anticipated changes in interest rates, a Fund might purchase a put option on an interest rate futures contract if interest rates were expected to rise, or might purchase a call option on an interest rate futures contract if rates were expected to decline.

    Options on interest rate indices are similar to options on interest rate futures contracts except that, rather than the right to take or make delivery of a specific financial instrument at a specified price, an option on an interest rate index gives the holder the right to receive, upon exercise of the option, a defined amount of cash if the closing value of the interest rate index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. Put and call options on interest rate indices thus may be used in a fashion similar to that of options on interest rate futures contracts to hedge the value of a portfolio of debt securities against anticipated changes in interest rates.

    The use of options on interest rate futures contracts and on interest rate indices involves certain risks. These include the risk that changes in interest rates on the hedged instruments may not correlate to changes in interest rates on the instrument or index upon which the hedge is based, and the risk of limited liquidity in the event that a Fund seeks to close out an options position before expiration by entering into an offsetting transaction.

    PORTFOLIO TRANSACTIONS
    Portfolio transactions in the over-the-counter market will be effected with market makers or issuers, unless better overall price and execution are available through a brokerage transaction. It is anticipated that most portfolio transactions involving debt securities will be executed on a principal basis. Also, with respect to the placement of portfolio transactions with securities firms, subject to the overall policy to seek to place portfolio transactions as efficiently as possible and at the best price, research services and placement of orders by securities firms for a Fund's shares may be taken into account as a factor in placing portfolio transactions for the Fund.

    PORTFOLIO TURNOVER
    Although the Funds do not intend generally to trade for short-term profits, they may dispose of a security without regard to the time it has been held when such action appears advisable to the Adviser. The portfolio turnover rate for a Fund may vary from year to year and may be affected by cash requirements for redemptions of shares. High portfolio turnover rates generally would result in higher transaction costs and could result in additional tax consequences to a Fund's shareholders.

    INVESTMENT RESTRICTIONS
    The fundamental and nonfundamental investment restrictions of the Funds are set forth in full in the Statement of Additional Information. The fundamental restrictions include the following:

    * None of the Funds will borrow money, except from banks for temporary or emergency purposes. The amount of such borrowing may not exceed 10% of the borrowing Fund's total assets. None of the Funds will borrow money for leverage purposes. For the purpose of this investment restriction, the use of options and futures transactions and the purchase of securities on a when-issued or delayed-delivery basis shall not be deemed the borrowing of money. If a Fund engages in borrowing, its share price may be subject to greater fluctuation, and the interest expense associated with the borrowing may reduce the Fund's net income.

    * None of the Funds will mortgage, pledge or hypothecate its assets, except in an amount not exceeding 15% of the value of its total assets to secure temporary or emergency borrowing.

    *   None of the Funds will make short sales of securities.

    * None of the Funds will purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

    * Intermediate Tax Free Fund will not invest 25% or more of the value of its total assets in obligations of issuers located in the same state (for this purpose, the location of an "issuer" shall be deemed to be the location of the entity the revenues of which are the primary source of payment or the location of the project or facility which may be the subject of the obligation). None of the Funds will invest 25% or more of the value of its total assets in revenue bonds or notes, payment for which comes from revenues from any one type of activity (for this purpose, the term "type of activity" shall include without limitation
        (i) sewage treatment and disposal; (ii) gas provision; (iii) electric power provision; (iv) water provision; (v) mass transportation systems;
        (vi) housing; (vii) hospitals; (viii) nursing homes; (ix) street development and repair; (x) toll roads; (xi) airport facilities; and
        (xii) educational facilities), except that, in circumstances in which other appropriate available investments may be in limited supply, such Funds may invest without limitation in gas provision, electric power provision, water provision, housing and hospital obligations. This restriction does not apply to general obligation bonds or notes or, in the case of Intermediate Tax Free Fund, to pollution control revenue bonds. However, in the case of the latter Fund, it is anticipated that normally (unless there are unusually favorable interest and market factors) less than 25% of such Fund's total assets will be invested in pollution control bonds. This restriction does not apply to securities of the United States Government or its agencies and instrumentalities or repurchase agreements relating thereto.

    A fundamental policy or restriction, including those stated above, cannot be changed without an affirmative vote of the holders of a "majority" of the outstanding shares of the applicable Fund, as defined in the 1940 Act.

    As a nonfundamental policy, none of the Funds will invest more than 15% of its net assets in all forms of illiquid investments, as determined pursuant to applicable Securities and Exchange Commission rules and interpretations.
    Section 4(2) commercial paper and Rule 144A securities may be determined to be "liquid" under guidelines adopted by the Board of Directors. Investing in Rule 144A securities could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.


FIRST AMERICAN INVESTMENT FUNDS, INC.
Oaks, Pennsylvania 19456

INVESTMENT ADVISER
FIRST BANK NATIONAL ASSOCIATION
601 Second Avenue South
Minneapolis, Minnesota 55402

CUSTODIAN
FIRST TRUST NATIONAL ASSOCIATION
180 East Fifth Street
St. Paul, Minnesota 55101

DISTRIBUTOR
SEI FINANCIAL SERVICES COMPANY
Oaks, Pennsylvania 19456

ADMINISTRATOR
SEI FINANCIAL MANAGEMENT
CORPORATION
Oaks, Pennsylvania 19456

TRANSFER AGENT
DST SYSTEMS, INC.
1004 Baltimore
Kansas City, Missouri 64105

INDEPENDENT AUDITORS
KPMG PEAT MARWICK LLP
90 South Seventh Street
Minneapolis, Minnesota 55402

COUNSEL
DORSEY & WHITNEY LLP
220 South Sixth Street
Minneapolis, Minnesota 55402


FAIF-1502(1/97)I





                      FIRST AMERICAN INVESTMENT FUNDS, INC.

                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED JANUARY 31, 1997


         STOCK FUND                 HEALTH SCIENCES FUND
         EQUITY INDEX FUND          REAL ESTATE SECURITIES FUND
         BALANCED FUND              INTERNATIONAL FUND
         ASSET ALLOCATION FUND      LIMITED TERM INCOME FUND
         EQUITY INCOME FUND         INTERMEDIATE TERM INCOME FUND
         DIVERSIFIED GROWTH FUND    FIXED INCOME FUND
         EMERGING GROWTH FUND       INTERMEDIATE GOVERNMENT BOND FUND
         REGIONAL EQUITY FUND       INTERMEDIATE TAX FREE FUND
         SPECIAL EQUITY FUND        MINNESOTA INSURED INTERMEDIATE TAX FREE FUND
         TECHNOLOGY FUND            COLORADO INTERMEDIATE TAX FREE FUND

         This Statement of Additional Information relates to the Class A, Class B and Class C Shares of the funds named above (the "Funds"), each of which is a series of First American Investment Funds, Inc. ("FAIF"). This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Funds' current Prospectuses dated January 31, 1997. This Statement of Additional Information is incorporated into the Funds' Prospectuses by reference. To obtain copies of a Prospectus, write or call the Funds' distributor SEI Financial Services Company, Oaks, Pennsylvania 19456, telephone:
(800) 637-2548. Please retain this Statement of Additional Information for future reference.

                                TABLE OF CONTENTS


                                                 PAGE
                                                 ----
GENERAL INFORMATION...........................    2

ADDITIONAL INFORMATION CONCERNING
 FUND INVESTMENTS.............................    3
   Short-Term Investments.....................    3
   Repurchase Agreements......................    3
   When-Issued and Delayed-Delivery
      Transactions............................    3
   Lending of Portfolio Securities............    4
   Options Transactions.......................    4
   Futures and Options on Futures.............    5
   Foreign Securities.........................    5
   Foreign Currency Transactions..............    6
   Mortgage-Backed Securities.................    7
   Debt Obligations Rated Less Than
      Investment Grade........................    8
   U.S. Treasury Inflation-Protection
      Securities..............................    9
   Special Factors Affecting Minnesota
      Insured Intermediate Tax Free
      Fund....................................   10
   Special Factors Affecting Colorado
      Intermediate Tax Free Fund..............   11
   Insurance for Minnesota Insured
      Intermediate Tax Free Fund..............   14
   CFTC Information...........................   15

INVESTMENT RESTRICTIONS.......................   16

DIRECTORS AND EXECUTIVE OFFICERS..............   19
   Directors..................................   19
   Executive Officers.........................   19
   Compensation...............................   21

INVESTMENT ADVISORY AND OTHER
  SERVICES....................................   22
   Investment Advisory Agreement..............   22
   Sub-Advisory Agreement for
      International Fund......................   23
   Administration Agreement...................   24
   Distributor and Distribution Plans.........   24
   Custodian; Transfer Agent; Counsel;
      Accountants.............................   26

PORTFOLIO TRANSACTIONS AND ALLOCATION
   OF BROKERAGE...............................   27

CAPITAL STOCK.................................   30

NET ASSET VALUE AND PUBLIC OFFERING
   PRICE......................................   36

FUND PERFORMANCE..............................   39
   SEC Standardized Performance Figures.......   39
   Non-Standard Distribution Rates............   42
   Certain Performance Comparisons............   44

TAXATION......................................   46

RATINGS.......................................   49

FINANCIAL STATEMENTS..........................   53


                               GENERAL INFORMATION

         First American Investment Funds, Inc. ("FAIF") was incorporated in the State of Maryland on August 20, 1987 under the name "SECURAL Mutual Funds, Inc." The Board of Directors and shareholders, at meetings held January 10, 1991, and April 2, 1991, respectively, approved amendments to the Articles of Incorporation providing that the name "SECURAL Mutual Funds, Inc." be changed to "First American Investment Funds, Inc."

         FAIF is organized as a series fund and currently issues its shares in 20 series. Each series of shares represents a separate investment portfolio with its own investment objective and policies (in essence, a separate mutual fund). The series of FAIF to which this Statement of Additional Information relates are named on the cover hereof. These series are referred to in this Statement of Additional Information as the "Funds."

         Shareholders may purchase shares of each Fund through three separate classes, Class A, Class B (except for the tax free Funds) and Class C, which provide for variations in distribution costs, shareholder servicing fees, voting rights and dividends. To the extent permitted by the Investment Company Act of 1940, the Funds may also provide for variations in other costs among the classes although they have no present intention to do so. In addition, a sales load is imposed on the sale of Class A and Class B Shares of the Funds. Except for differences among the classes pertaining to distribution costs and shareholder servicing fees, each share of each Fund represents an equal proportionate interest in that Fund. Class A and Class B Shares sometimes are referred to together as the "Retail Class Shares," and Class C Shares sometimes are referred to as the "Institutional Class Shares."

         FAIF has prepared and will provide Prospectuses relating to the Retail Class Shares and Prospectuses relating to the Institutional Class Shares of the Funds. These Prospectuses can be obtained by calling or writing SEI Financial Services Company at the address and telephone number set forth on the cover of this Statement of Additional Information. This Statement of Additional Information relates both to the Retail Class Prospectuses and to the Institutional Class Prospectuses for the Funds. It should be read in conjunction with the applicable Prospectus.

         The Articles of Incorporation and Bylaws of FAIF provide that meetings of shareholders be held as determined by the Board of Directors and as required by the 1940 Act. Maryland corporation law requires a meeting of shareholders to be held upon the written request of shareholders holding 10% or more of the voting shares of FAIF, with the cost of preparing and mailing the notice of such meeting payable by the requesting shareholders. The 1940 Act requires a shareholder vote for all amendments to fundamental investment policies and restrictions, for approval of all investment advisory contracts and amendments thereto, and for all amendments to Rule 12b-1 distribution plans.


               ADDITIONAL INFORMATION CONCERNING FUND INVESTMENTS

         The investment objectives, policies and restrictions of the Funds are set forth in their respective Prospectuses. Additional information concerning the investments which may be made by the Funds is set forth under this caption. Additional information concerning the Funds' investment restrictions is set forth below under the caption "Investment Restrictions."

SHORT-TERM INVESTMENTS

         Most of the Funds can invest in a variety of short-term instruments which are specified in the respective Prospectuses. Short-term investments and repurchase agreements may be entered into on a joint basis by the Funds and other funds advised by the Adviser to the extent permitted by Securities and Exchange Commission exemptive order relief obtained by them. A brief description of certain kinds of short-term instruments follows:

         COMMERCIAL PAPER. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return. Subject to the limitations described in the Prospectuses, the Funds may purchase commercial paper consisting of issues rated at the time of purchase within the two highest rating categories by Standard & Poor's Corporation ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's"), or which have been assigned an equivalent rating by another nationally recognized statistical rating organization. The Funds also may invest in commercial paper that is not rated but that is determined by the Adviser to be of comparable quality to instruments that are so rated. For a description of the rating categories of Standard & Poor's and Moody's, see "Ratings" herein.

         BANKERS ACCEPTANCES. Bankers acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity.

         VARIABLE AMOUNT MASTER DEMAND NOTES. Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. The Adviser or Sub-Adviser will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand.

REPURCHASE AGREEMENTS

         The Funds may invest in repurchase agreements to the extent specified in their respective Prospectuses. The Funds' custodian will hold the securities underlying any repurchase agreement, or the securities will be part of the Federal Reserve/Treasury Book Entry System. The market value of the collateral underlying the repurchase agreement will be determined on each business day. If at any time the market value of the collateral falls below the repurchase price under the repurchase agreement (including any accrued interest), the appropriate Fund will promptly receive additional collateral (so the total collateral is an amount at least equal to the repurchase price plus accrued interest).

WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS

         When a Fund agrees to purchase securities on a when-issued or delayed-delivery basis, the Custodian will set aside cash or liquid securities equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside securities to satisfy the purchase commitment, and in that case, a Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitments. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside securities to cover such purchase commitments than when it sets aside cash. In addition, because a Fund will set aside cash or liquid securities to satisfy its purchase commitments in the manner described above, its liquidity and the ability of the Adviser to manage it might be affected in the event its commitments to purchase when-issued or delayed-delivery securities ever exceeded 25% of the value of its assets. Under normal market conditions, however, a Fund's commitments to purchase when-issued or delayed-delivery securities will not exceed 25% of the value of its assets.

LENDING OF PORTFOLIO SECURITIES

         When a Fund lends portfolio securities, it must receive 100% collateral as described in the Prospectuses. This collateral must be valued daily by the Adviser or Sub-Adviser and, if the market value of the loaned securities increases, the borrower must furnish additional collateral to the lending Fund. During the time portfolio securities are on loan, the borrower pays the lending Fund any dividends or interest paid on the securities. Loans are subject to termination by the lending Fund or the borrower at any time. While a Fund does not have the right to vote securities on loan, it would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

         First Trust National Association, the Funds' custodian and an affiliate of their Adviser, may act as securities lending agent for the Funds and receive separate compensation for such services, subject to compliance with conditions contained in a Securities and Exchange Commission exemptive order permitting First Trust to provide such services and receive such compensation.

OPTIONS TRANSACTIONS

         OPTIONS ON SECURITIES. To the extent specified in the Prospectuses, Funds may purchase put and call options on securities and may write covered call options on securities which they own or have the right to acquire. A Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, a Fund would reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. In similar fashion, Fund may purchase call options to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire unexercised.

         The writer (seller) of a call option has no control over when the underlying securities must be sold; the writer may be assigned an exercise notice at any time prior to the termination of the option. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. The writer of a call option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option on the same security as the option previously written. If a Fund was unable to effect a closing purchase transaction in a secondary market, it would not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

         OPTIONS ON STOCK INDICES. Options on stock indices are similar to options on individual stocks except that, rather than the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing value of the stock index upon which the option is based is greater than, in the case of a call, or lesser than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the "multiplier"). The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike stock options, all settlements for stock index options are in cash, and gain or loss depends on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in individual stocks. The multiplier for an index option performs a function similar to the unit of trading for a stock option. It determines the total dollar value per contract of each point in the difference between the underlying stock index. A multiplier of 100 means that a one-point difference will yield $100. Options on different stock indices may have different multipliers.

         OPTIONS ON INTEREST RATE INDICES. An option on an interest rate index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing value of the interest rate index upon which the option is based is greater than, in the case of a call, or lesser than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the "multiplier"). The writer of the option is obligated, for the premium received, to make delivery of this amount. Unlike interest rate futures options contracts, settlements for interest rate index options are always in cash. Gain or loss depends on price movements in the interest rate movements with respect to specific financial instruments. As with stock index options, the multiplier for interest rate index options determines the total dollar value per contract of each point in the difference between the exercise price of an option and the current value of the underlying interest rate index. Options on different interest rate indices may have different multipliers.

FUTURES AND OPTIONS ON FUTURES

         As discussed in the Prospectuses, certain of the Funds may enter into futures contracts and may purchase options on futures contracts of various types. These investment techniques are designed primarily to hedge against anticipated future changes in market conditions or foreign exchange rates which otherwise might adversely affect the value of securities which a Fund holds or intends to purchase. The types of futures and options on futures which particular Funds may utilize are described in the applicable Prospectuses.

         At the same time a futures contract is purchased or sold, a Fund generally must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1-1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Fund would provide or receive cash that reflects any decline or increase in the contract's value. Futures transactions also involve brokerage costs and require a Fund to segregate liquid assets, such as cash, United States Government securities or other liquid high grade debt obligations, to cover its performance under such contracts.

         A Fund may lose the expected benefit of futures transactions if interest rates, securities prices or foreign exchange rates move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities and foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, foreign exchange rate and/or market risk and giving rise to additional risks. Because of the low margin requirements in the futures markets, they may be subject to market forces, including speculative activity, which do not affect the cash markets. There also is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

FOREIGN SECURITIES

         As described in the applicable Prospectuses, under normal market conditions International Fund invests principally in foreign securities, and certain other Funds may invest lesser proportions of their assets in securities of foreign issuers which are either listed on a United States securities exchange or represented by American Depositary Receipts.

         Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges. Foreign markets also have different clearance and settlement procedures, and in some markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of International Fund is uninvested. In addition, settlement problems could cause International Fund to miss attractive investment opportunities or to incur losses due to an inability to sell or deliver securities in a timely fashion. In the event of a default by an issuer of foreign securities, it may be more difficult for a Fund to obtain or to enforce a judgment against the issuer.

FOREIGN CURRENCY TRANSACTIONS

         As described in the applicable Prospectuses, International Fund may engage in a variety of foreign currency transactions in connection with its investment activities. These include forward foreign currency exchange contracts, foreign currency futures, and foreign currency options.

         FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. International Fund will not enter into such forward contracts or maintain a net exposure in such contracts where the Fund would be obligated to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency. The Fund will comply with applicable Securities and Exchange Commission announcements requiring it to segregate assets to cover the Fund's commitments with respect to such contracts. At the present time, these announcements generally require a fund with a long position in a forward foreign currency contract to establish with its custodian a segregated account containing cash or liquid high grade debt securities equal to the purchase price of the contract, and require a fund with a short position in a forward foreign currency contract to establish with its custodian a segregated account containing cash or liquid high grade debt securities that, when added to any margin deposit, equal the market value of the currency underlying the forward contract. These requirements will not apply where a forward contract is used in connection with the settlement of investment purchases or sales or where the position has been "covered" by entering into an offsetting position. The Fund generally will not enter into a forward contract with a term longer than one year.

         FOREIGN CURRENCY FUTURES TRANSACTIONS. Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and may be traded on boards of trade and commodities exchanges or directly with a dealer which makes a market in such contracts and options. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts. As part of its financial futures transactions, International Fund may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, the Fund may be able to achieve many of the same objectives as through forward foreign currency exchange contracts more effectively and possibly at a lower cost.

         FOREIGN CURRENCY OPTIONS. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options at any time prior to expiration.
         A foreign currency call option rises in value if the underlying currency appreciates. Conversely, a foreign currency put option rises in value if the underlying currency depreciates. While purchasing a foreign currency option may protect International Fund against an adverse movement in the value of a foreign currency, it would not limit the gain which might result from a favorable movement in the value of the currency. For example, if the Fund were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. In such an event, however, the amount of the Fund's gain would be offset in part by the premium paid for the option. Similarly, if the Fund entered into a contract to purchase a security denominated in a foreign currency and purchased a foreign currency call to hedge against a rise in the value of the currency between the date of purchase and the settlement date, the Fund would not need to exercise its call if the currency instead depreciated in value. In such a case, the Fund could acquire the amount of foreign currency needed for settlement in the spot market at a lower price than the exercise price of the option.

MORTGAGE-BACKED SECURITIES

         As described in the applicable Prospectuses, Limited Term Income Fund, Intermediate Term Income Fund, Fixed Income Fund and Balanced Fund also invest in mortgage-backed securities. Each of these Funds will invest only in mortgage-backed securities which are Agency Pass-Through Certificates or collateralized mortgage obligations ("CMOs"), as defined and described in those Prospectuses.

         Agency Pass-Through Certificates are issued or guaranteed by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), or the Federal Home Loan Mortgage Corporation ("FHLMC"). GNMA is a wholly-owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The guarantee of GNMA with respect to GNMA certificates is backed by the full faith and credit of the United States, and GNMA is authorized to borrow from the United States Treasury in an amount which is at any time sufficient to enable GNMA, with no limitation as to amount, to perform its guarantee.

         FNMA is a federally chartered and privately owned corporation organized and existing under federal law. Although the Secretary of the Treasury of the United States has discretionary authority to lend funds to FNMA, neither the United States nor any agency thereof is obligated to finance FNMA's operations or to assist FBMA in any other manner.

         FHLMC is a federally chartered corporation organized and existing under federal law, the common stock of which is owned by the Federal Home Loan Banks. Neither the United States nor any agency thereof is obligated to finance FNMA's operations or to assist FBMA in any other manner.

         The residential mortgage loans evidenced by Agency Pass-Through Certificates and upon which CMOs are based generally are secured by first mortgages on one- to four-family residential dwellings. Such mortgage loans generally have final maturities ranging from 15 to 30 years and provide for monthly payments in amounts sufficient to amortize their original principal amounts by the maturity dates. Thus, each monthly payment on such mortgage loans generally includes both an interest component and a principal component, so that the holder of the mortgage loans receives both interest and a partial return of principal in each monthly payment. In general, such mortgage loans can be prepaid by the borrowers at any time without any prepayment penalty. In addition, many such mortgage loans contain a "due-on-sale" clause requiring the loans to be repaid in full upon the sale of the property securing the loans. Because residential mortgage loans generally provide for monthly amortization and may be prepaid in full at any time, the weighted average maturity of a pool of residential mortgage loans is likely to be substantially shorter than its stated final maturity date. The rate at which a pool of residential mortgage loans is prepaid may be influenced by many factors and is not predictable with precisions.

         As stated in the applicable Prospectuses, CMOs generally are issued in multiple classes, with holders of each class entitled to receive specified portions of the principal payments and prepayments and/or of the interest payments on the underlying mortgage loans. These entitlements can be specified in a wide variety of ways, so that the payment characteristics of various classes may differ greatly from one another. For example:

     * In a sequential-pay CMO structure, one class is entitled to receive all principal payments and prepayments on the underlying mortgage loans (and interest on unpaid principal) until the principal of the class is repaid in full, while the remaining classes receive only interest; when the first class is repaid in full, a second class becomes entitled to receive all principal payments and prepayments on the underlying mortgage loans until the class is repaid in full, and so forth.

     * A planned amortization class ("PAC") of CMOs is entitled to receive principal on a stated schedule to the extent that it is available from the underlying mortgage loans, thus providing a greater (but not absolute) degree of certainty as to the schedule upon which principal will be repaid.

     * An accrual class of CMOs provides for interest to accrue and be added to principal (but not be paid currently) until specified payments have been made on prior classes, at which time the principal of the accrual class (including the accrued interest which was added to principal) and interest thereon begins to be paid from payments on the underlying mortgage loans.

     * As discussed above with respect to Agency Pass-Through Certificates, an interest-only class of CMOs entitles the holder to receive all of the interest and none of the principal on the underlying mortgage loans, while a principal-only class of CMOs entitles the holder to receive all of the principal payments and prepayments and none of the interest on the underlying mortgage loans.

     * A floating rate class of CMOs entitles the holder to receive interest at a rate which changes in the same direction and magnitude as changes in a specified index rate. An inverse floating rate class of CMOs entitles the holder to receive interest at a rate which changes in the opposite direction from, and in the same magnitude as or in a multiple of, changes in a specified index rate. Floating rate and inverse floating rate classes also may be subject to "caps" and "floors" on adjustments to the interest rates which they bear.

     * A subordinated class of CMOs is subordinated in right of payment to one or more other classes. Such a subordinated class provides some or all of the credit support for the classes that are senior to it by absorbing losses on the underlying mortgage loans before the senior classes absorb any losses. A subordinated class which is subordinated to one or more classes but senior to one or more other classes is sometimes referred to as a "mezzanine" class. A subordinated class generally carries a lower rating than the classes that are senior to it, but may still carry an investment grade rating.

DEBT OBLIGATIONS RATED LESS THAN INVESTMENT GRADE

         As described in the applicable Prospectuses, the "equity securities" in which certain Funds may invest include corporate debt obligations which are convertible into common stock. These convertible debt obligations may include obligations rated as low as CCC by Standard & Poor's or Caa by Moody's or which have been assigned an equivalent rating by another nationally recognized statistical rating organization. Debt obligations rated BB, B or CCC by Standard & Poor's or Ba, B or Caa by Moody's are considered to be less than "investment grade" and are sometimes referred to as "junk bonds." The limitations on investments by these Funds in less than investment grade convertible debt obligations are set forth in the applicable Prospectuses.

         Purchases of less than investment grade corporate debt obligations generally involve greater risks than purchases of higher rated obligations. Less than investment grade debt obligations are especially subject to adverse changes in general economic conditions and to changes in the financial condition of their issuers. During periods of economic downturn or rising interest rates, issuers of such obligations may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default.

         Yields on less than investment grade debt obligations will fluctuate over time. The prices of such obligations have been found to be less sensitive to interest rate changes than higher rated obligations, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of less than investment grade debt obligations.

         In addition, the secondary trading market for less than investment grade debt obligations may be less developed than the market for investment grade obligations. This may make it more difficult for Equity Income Fund to value and dispose of such obligations. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of less than investment grade obligations, especially in a thin secondary trading market.

         Certain risks also are associated with the use of credit ratings as a method for evaluating less than investment grade debt obligations. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of such obligations. In addition, credit rating agencies may not timely change credit ratings to reflect current events. Thus, the success of a Fund's use of less than investment grade convertible debt obligations may be more dependent on the Adviser's own credit analysis than is the case with investment grade obligations.

U.S. TREASURY INFLATION-PROTECTION SECURITIES

         Intermediate Government Bond Fund and, to the extent they may invest in fixed-income securities, the other Funds, may invest in U.S. Treasury inflation-protection securities, which are a new type of marketable book-entry security issued by the United States Department of Treasury ("Treasury ") with a nominal return linked to the inflation rate in prices. Inflation-protection securities will be auctioned and issued on a quarterly basis beginning in 1997. Initially, they will be issued as 10- year notes, with other maturities added thereafter. The index used to measure inflation will be the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers ("CPI-U").

         The value of the principal will be adjusted for inflation, and every six months the security will pay interest, which will be an amount equal to a fixed percentage of the inflation-adjusted value of the principal. The final payment of principal of the security will not be less than the original par amount of the security at issuance.

         The principal of the inflation-protection security will be indexed to the non-seasonally adjusted CPI-U. To calculate the inflation-adjusted principal value for a particular valuation date, the value of the principal at issuance is multiplied by the index ratio applicable to that valuation date. The index ratio for any date is the ratio of the reference CPI applicable to such date to the reference CPI applicable to the original issue date. Semiannual coupon interest is determined by multiplying the inflation-adjusted principal amount by one-half of the stated rate of interest on each interest payment date.

         Inflation-adjusted principal or the original par amount, whichever is larger, will be paid on the maturity date as specified in the applicable offering announcement. If at maturity the inflation-adjusted principal is less than the original principal value of the security, an additional amount will be paid at maturity so that the additional amount plus the inflation-adjusted principal equals the original principal amount. Some inflation-protection securities may be stripped into principal and interest components. In the case of a stripped security, the holder of the stripped principal component would receive this additional amount. The final interest payment, however, will be based on the final inflation-adjusted principal value, not the original par amount.

         The reference CPI for the first day of any calendar month is the CPI-U for the third preceding calendar month. (For example, the reference CPI for December 1 is the CPI-U reported for September of the same year, which is released in October.) The reference CPI for any other day of the month is calculated by a linear interpolation between the reference CPI applicable to the first day of the month and the reference CPI applicable to the first day of the following month.

         Any revisions the Bureau of Labor Statistics (or successor agency) makes to any CPI-U number that has been previously released will not be used in calculations of the value of outstanding inflation- protection securities. In the case that the CPI-U for a particular month is not reported by the last day of the following month, the Treasury will announce an index number based on the last year-over-year CPI-U inflation rate available. Any calculations of the Treasury's payment obligations on the inflation-protection security that need that month's CPI-U number will be based on the index number that the Treasury has announced. If the CPI-U is rebased to a different year, the Treasury will continue to use the CPI-U series based on the base reference period in effect when the security was first issued as long as that series continues to be published. If the CPI-U is discontinued during the period the inflation-protection security is outstanding, the Treasury will, in consultation with the Bureau of Labor Statistics (or successor agency), determine an appropriate substitute index and methodology for linking the discontinued series with the new price index series. Determinations of the Secretary of the Treasury in this regard are final.

         Inflation-protection securities will be held and transferred in either of two book-entry systems: the commercial book-entry system (TRADES) and TREASURY DIRECT. The securities will be maintained and transferred at their original par amount, i.e., not at their inflation-adjusted value. STRIPS components will be maintained and transferred in TRADES at their value based on the original par amount of the fully constituted security.

SPECIAL FACTORS AFFECTING MINNESOTA INSURED INTERMEDIATE TAX FREE FUND

         As described in the Prospectuses relating to Minnesota Insured Intermediate Tax Free Fund, except during temporary defensive periods, this Fund will invest most of its total assets in Minnesota municipal obligations. This Fund therefore is susceptible to political, economic and regulatory factors affecting issuers of Minnesota municipal obligations. The following information provides only a brief summary of the complex factors affecting the financial situation in Minnesota. This information is derived from sources that are generally available to investors and is based in part on information obtained from various state and local agencies in Minnesota. It should be noted that the creditworthiness of obligations issued by local Minnesota issuers may be unrelated to the creditworthiness of obligations issued by the State of Minnesota, and that there is no obligation on the part of Minnesota to make payment on such local obligations in the event of default.

         MINNESOTA FISCAL CONDITION. Minnesota's constitutionally prescribed fiscal period is a biennium, and Minnesota operates on a biennial budget basis. Legislative appropriations for each biennium are prepared and adopted during the final legislative session of the immediately preceding biennium. Prior to each fiscal year of a biennium, Minnesota's Department of Finance allots a portion of the applicable biennial appropriation to each agency or other entity for which an appropriation has been made. An agency or other entity may not expend moneys in excess of its allotment. If revenues are insufficient to balance total available resources and expenditures, Minnesota's Commissioner of Finance, with the approval of the Governor, is required to reduce allotments to the extent necessary to balance expenditures and forecasted available resources for the then current biennium. The Governor may prefer legislative action when a large reduction in expenditures appears necessary, and if Minnesota's legislature is not in session the Governor is empowered to convene a special session.

         Frequently in recent years, legislation has been required to eliminate projected budget deficits by raising additional revenue, reducing expenditures, including aids to political subdivisions and higher education, reducing the State's budget reserve, imposing a sales tax on purchases by local governmental units, and making other budgetary adjustments. The Minnesota Department of Finance November 1996 Forecast projects that, under current law, the State will complete its current biennium June 30, 1997 with a $522 million surplus, plus a $350 million cash flow account balance, a $261 million budget reserve, and $186 million in other dedicated accounts. Total General Fund expenditures and transfers for the biennium are projected to be $18.8 billion. The Forecast for the biennium ending June 30, 1999 shows a General Fund surplus of $1.4 billion, after funding a $350 million cash flow account, a $261 million budget reserve, and $186 million in other dedicated cash flows, if current law is not changes. Under current law spending caps, State expenditures for education finance (K-12), human services, and corrections in the biennium ending June 30, 1999 may not be sufficient to maintain program levels of the previous biennium. The State is party to a variety of civil actions that could adversely affect the State's General Fund. In addition, substantial portions of State and local revenues are derived from federal expenditures, and reductions in federal aid to the State and its political subdivisions and other federal spending cuts may have substantial adverse effects on the economic and fiscal condition of the State and its local governmental units. Risks are inherent in making revenue and expenditure forecasts. Economic or fiscal conditions less favorable than those reflected in State budget forecasts and planning estimates may create additional budgetary pressures.

         State grants and aids represent a large percentage of the total revenues of cities, towns, counties and school districts in Minnesota. Even with respect to bonds that are revenue obligations of the issuer and not general obligations of Minnesota, there can be no assurance that the fiscal problems referred to above will not adversely affect the market value or marketability of the bonds or the ability of the respective obligors to pay interest on and principal of the bonds.

         MINNESOTA ECONOMY. Minnesota relies heavily on a progressive individual income tax and a retail sales tax for revenue, which results in a fiscal system unusually sensitive to economic conditions. In 1993, the structure of Minnesota's economy closely paralleled the structure of the United States economy as a whole. State employment in ten major sectors was distributed in approximately the same proportions as national employment.

         During the period from 1980 to 1990, overall employment growth in Minnesota lagged behind national employment growth, in large part due to declining agricultural employment. The rate of non- farm employment growth in Minnesota exceeded the rate of national growth, however, in the period of 1990 to 1995, although Minnesota's rate of employment growth has slowed significantly since mid-1995. Since 1980, Minnesota per capita income generally has remained above the national average. During 1994, 1995, and 1996, the State's monthly unemployment rate has been less than the national unemployment rate.

         There can be no assurance that Minnesota's economy and fiscal condition will not materially change in the future or that future difficulties will not occur. Economic difficulties and the resultant impact on state and local government finances may adversely affect the market value of obligations in the portfolio of Minnesota Insured Intermediate Tax Free Fund or the ability of respective obligors to make timely payment of the principal and interest on such obligations.

SPECIAL FACTORS AFFECTING COLORADO INTERMEDIATE TAX FREE FUND

         As described in the Prospectuses relating to Colorado Intermediate Tax Free Fund, except during temporary defensive periods, this Fund will invest most of its total assets in Colorado municipal obligations. Colorado Intermediate Tax Free Fund therefore is susceptible to political, economic and regulatory factors affecting issuers of Colorado municipal obligations. The following information provides only a brief summary of the complex factors affecting the financial situation in Colorado. This information is derived from sources that are generally available to investors and is based in part on information obtained from various state and local agencies in Colorado. It should be noted that the creditworthiness of obligations issued by local Colorado issuers may be unrelated to the creditworthiness of obligations issued by the State of Colorado, and that there is no obligation on the part of the State of Colorado to make payment on such local obligations in the event of default.

         COLORADO FISCAL CONDITION. The Colorado Constitution allocates to the General Assembly legislative responsibility for appropriating State moneys to pay the expenses of State government. The fiscal year of the State is the 12-month period commencing July 1 and ending June 30. During the fiscal year for which appropriations have been made, the General Assembly may increase or decrease appropriations through supplementary appropriations.

         State general fund tax collections for fiscal year 1995-96 increased 6.8% over fiscal year 1994-95 to reach $4,268.7 million. The current estimate for fiscal year 1996-97 is $4,546.6 million, or an increase of 6.5%. State cash funds, which consist of a variety of program revenues, totalled $1,893.5 million for fiscal year 1995-96, and are projected to increase 3.8% for fiscal year 1996-97 to $1,971.6 million.

         The State Constitution requires that expenditures for any fiscal year not exceed revenues for such fiscal year. In addition, Article X, Section 20, of the State Constitution (see "-- State Constitutional Amendment" below) limits increases in expenditures of state general funds and cash revenues from year to year to the sum of State inflation plus the percentage change in population (adjusted for revenue changes approved by voters). Expenditures in fiscal year 1996-97 are limited to an increase of no more than 6.6% over 1995-96 expenditures. The 6.6% increase factor is equal to the sum of 1995 inflation of 4.3% and population growth of 2.3%. Based upon total general fund tax collections and state cash revenues for fiscal year 1994-95 of $6,124.3 million, expenditures for 1996-97 will be limited to $6,528.5 million.

         STATE CONSTITUTIONAL AMENDMENT. Section 20, Article X of the Colorado Constitution ("Amendment One") contains limitations on the ability of "Districts," which are defined as Colorado State and local governments, to increase taxes and issue debt obligations, as well as limitations on spending and revenue generation. The amendment does not apply to "Enterprises," which are defined as government-owned businesses that are authorized to issue their own revenue bonds and that receive under 10% of annual revenues in grants from all state and local governments combined.

         Amendment One limits the ability of Districts to increase taxes by providing that advance voter approval is required for "any new tax, tax rate increase, mill levy above that for the prior year, valuation for assessment ratio increase for a property class, or extension of an expiring tax, or a tax policy change directly causing a net tax revenue gain to any district." An additional limitation is placed on the maximum annual percentage increase in property tax revenue.

         Amendment One also imposes limitations on government borrowing. The amendment provides that Districts must have advance voter approval for the "creation of any multiple-fiscal year direct or indirect district debt or other financial obligation whatsoever without adequate present cash reserves pledged irrevocably and held for payments in all future fiscal years," except for refinancing District bonded debt at a lower interest rate or adding new employees to existing District pension plans. Prior to the adoption of Amendment One, voter approval was generally required only for the creation of general obligation debt.

         Spending limitations applicable to the State and separately to local governments are also included in Amendment One. The amendment provides that the maximum annual percentage change in each local District's Fiscal Year Spending shall equal inflation in the prior calendar year plus annual local growth, adjusted for revenue changes approved by voters after 1991 and certain other allowed adjustments. "Fiscal Year Spending" is defined as all District expenditures and reserve increases except refunds made in the current or next fiscal year, gifts, federal funds, collections for another government, pension contributions by employees and pension fund earnings, reserve transfers or expenditures, damage awards and property sales. If revenue from sources not excluded from Fiscal Year Spending exceeds the spending limit for a fiscal year, Amendment One provides that the excess must be refunded to taxpayers in the next fiscal year unless voters approve a revenue change as an offset.

         Elections required under Amendment One are limited to the State general election (the first Tuesday after the first Monday in November in even numbered years), an election held on the first Tuesday in November in odd numbered years, or the regular biennial election of the local government.

         While it is too early to determine what impacts Amendment One will ultimately have on the financial operations of Colorado state and local governments, these constraints on budgetary and debt management flexibility may create credit concerns. Furthermore, the language of Amendment One is not clear as to certain matters, including (a) whether property tax rates can be increased without voter approval to support outstanding or refunding general obligation bonds, (b) whether new lease rental bonds and certificates of participation constitute multiple-year financial obligations within the context of the amendment, and (c) the precise definition of exempt Enterprises. A number of Colorado courts have rendered decisions regarding various provisions of Amendment One since its passage. However, there are still many uncertainties as to the appropriate construction of certain provisions of Amendment One. In view of the fact that no appellate court has ruled on Amendment One comprehensively, there can still be no assurance as to the appropriate construction of certain provisions of Amendment One.

         COLORADO ECONOMY. Since 1960, the Colorado economy has moved generally with the cycles of the national economy, while experiencing greater growth than the national economy during upturns and more gradual declines during downturns. During this period, structural changes have transformed both the United States and the State economies. At the national level, the number of basic industry jobs (mining, manufacturing and construction) declined substantially as a percentage of the total private industry work force -- 44.6% in 1960 to 20.7% in 1994, while at the State level, the number of basic industry jobs declined from 26.5% in 1960 to 17.3% in 1994. The difference in the rate of decline can be attributed to the State's industrial mix, which excludes many industries such as automobile, steel and textile manufacturing that experienced the steepest national declines.

         The sustained economic growth Colorado achieved during the 1960s and 1970s was curtailed by the national recession in 1974 and 1975, reflecting the State's general movement with the United States' economy. The recession produced marked declines in employment and income growth in the State, although at rates lower than the national economy.

         The Colorado economy rebounded strongly in the late 1970s. As a result of energy price increases in 1979 and 1980, job expansion in oil and mineral extraction industries accelerated. Expansion in the oil industry resulted in growth in related services and employment which stimulated, in part, substantial increases in nonresidential construction in the Denver metropolitan area.

         During the second half of 1985, the performance of Colorado's economy was adversely affected primarily because three sectors of the local economy suffered setbacks at the same time. First, the energy sector contracted during each of the preceding five years due, in part, to price decreases of imported oil resulting in less domestic oil production. Domestic exploration, and, in some cases, production, had become unprofitable. This trend was reflected in cutbacks in both oil and gas and mineral extraction industry employment. Second, a major high technology manufacturer (Storage Technology Corporation) laid off nearly 5,000 workers during 1984 and 1985. The high-technology industry generally declined due to overexpansion which produced keen price competition. Third, after years of healthy growth, excess supply in both residential and nonresidential construction sectors decreased employment in the construction sector. In the nonresidential sector, this over-building occurred partially as a result of the downturn in oil industry employment, which reduced demand for office space. In the residential sector, the excess supply of housing resulted from a sharp reduction in in-migration and over-building.

         The Colorado economy began to recover and showed positive signs of growth in 1987, which became more evident in the following years. More recently, the national recession and the restructuring of the defense industry have affected the State economy. However, at the end of 1993, the State economy appeared somewhat healthier than the national economy, based on a number of economic indicators. During 1995, 83,000 new non-agricultural wage and salary jobs were added to the state's economy, representing a state job growth rate of 4.7%, compared to a 2.3% job growth rate nationally during this same period of time. Colorado's job growth is projected at 3.4% during 1996. Colorado's unemployment rate remained at 4.2% during 1994 and 1995, and is expected to drop to 3.4% in 1996. Colorado's 1995 unemployment rate was below the national unemployment rate of 5.6% during the same time period.

         Total personal income in Colorado during 1996 is projected to reach $94.1 billion, an increase of 7.1% compared to 1995. During 1995, total United States personal income was estimated to have increased 6.1%. Preliminary estimates for Colorado personal income predict an annual growth rate of 6.7% for 1997.

         Total population in Colorado increased by 85,400 during 1995, resulting in a growth rate of 2.3%. The preliminary estimate for total population increase for 1996 is 69,500 or 1.9%.

INSURANCE FOR MINNESOTA INSURED INTERMEDIATE TAX FREE FUND

         Minnesota Insured Fund is authorized to obtain Portfolio Insurance from insurers that have obtained a claims-paying ability of "AAA" (or a short-term rating of "SP-1") from Standard & Poor's or "Aaa" (or a short-term rating of "MIG-1") from Moody's or an equivalent rating from another nationally recognized statistical rating organization. Such insurers may include AMBAC Indemnity Corporation ("AMBAC"), Municipal Bond Investors Assurance Corp. ("MBIA"), Financial Guaranty Insurance Company ("FGIC"), Financial Security Assurance, Inc. ("FSA"), or other companies meeting the foregoing criteria.

         Any Portfolio Insurance policy obtained by Minnesota Insured Fund would be effective only so long as Minnesota Insured Fund is in existence, the insurer is still in business and the municipal obligations described in the policy continue to be held by Minnesota Insured Fund. In the event of a sale of any municipal obligation by Minnesota Insured Fund or payment thereof prior to maturity, a Portfolio Insurance policy would terminate as to such municipal obligation on the settlement date of the sale or the redemption date.

         Under a Portfolio Insurance policy, the insurer would unconditionally guarantee to Minnesota Insured Fund the timely payment of principal and interest on the municipal obligations as such payments become due but are not paid by the issuer, except that in the event of any acceleration of the due date of the principal by reason of mandatory or optional redemption or acceleration resulting from default or otherwise, other than any advancement of maturity pursuant to a mandatory sinking fund payment, the payments guaranteed will be made in such amounts and at such times as payments of principal would have been due and there had not been any such acceleration. Such a policy would not insure against loss of any prepayment premium that may at any time be payable with respect to any municipal obligation. It also would not insure against loss relating to: (i) optional or mandatory redemptions (other than mandatory sinking fund redemptions); (ii) any payments to be made on an accelerated basis; (iii) payments of the purchase price of municipal obligations upon tender by an owner thereof; or (iv) any preference relating to (i) through (iii) above. It also would not insure against nonpayment of principal of or interest on the municipal obligations resulting from the insolvency, negligence or any other act or omission of the paying agent for the municipal obligations.

         AMBAC is a Wisconsin-domiciled stock insurance corporation regulated by the Office of the Commissioner of Insurance of the State of Wisconsin and licensed to do business in 50 states, the District of Columbia and the Commonwealth of Puerto Rico, with statutory capital (unaudited) of approximately $1.418 billion as of September 30, 1996. Statutory capital consists of AMBAC's statutory contingency reserve and policyholders' surplus. Copies of AMBAC's financial statements prepared in accordance with statutory accounting standards are available from AMBAC. The address of AMBAC's administrative offices is One State Street Plaza, 17th Floor, New York, New York 10004.

         MBIA is a limited liability corporation domiciled in the State of New York and licensed to do business in all 50 states, the District of Columbia and the Commonwealth of Puerto Rico. As of December 31, 1995, MBIA had total capital and surplus of $1.2 billion (unaudited) determined in accordance with statutory accounting principles prescribed or permitted by insurance regulatory authorities. Copies of MBIA's year end financial statements are available from MBIA. The address of MBIA is 113 King Street, Armonk, New York 10504.

         FGIC is a monoline financial guaranty insurer domiciled in the State of New York and subject to regulation by the State of New York Insurance Department. As of September 30, 1996, the total capital and surplus of FGIC was approximately $1,097.6 million. FGIC prepares financial statements on the basis of both statutory accounting principles and generally accepted accounting principles. Copies of such financial statements may be obtained by writing to FGIC at 115 Broadway, New York, New York 10006, Attention: Communications Department.

         FSA is a monoline insurance company incorporated in 1984 under the laws of the State of New York. FSA is licensed to engage in financial guaranty insurance business in all 50 states, the District of Columbia and Puerto Rico. As of September 30, 1996 the total policyholders' surplus and contingency reserves and the total unearned premium reserve, respectively, of FSA and its consolidated subsidiaries were, in accordance with statutory accounting principles, approximately $664.8 million (unaudited) and $405.8 million (unaudited), and the total shareholders' equity and total unearned premium reserve, respectively, of FSA and its consolidated subsidiaries were, in accordance with generally accepted accounting principles, approximately $795.2 million (unaudited) and $358.2 million (unaudited). Copies of FSA's financial statements may be obtained by writing to FSA at 350 Park Avenue, New York, New York 10022, Attention: Communications Department.

         The information relating to AMBAC, MBIA, FGIC and FSA set forth above has been obtained from publicly available sources. No representation is made as to the accuracy or adequacy of such information.

CFTC INFORMATION

         The Commodity Futures Trading Commission (the "CFTC"), a federal agency, regulates trading activity pursuant to the Commodity Exchange Act, as amended. The CFTC requires the registration of "commodity pool operators," which are defined as any person engaged in a business which is of the nature of an investment trust, syndicate or a similar form of enterprise, and who, in connection therewith, solicits, accepts or receives from others funds, securities or property for the purpose of trading in any commodity for future delivery on or subject to the rules of any contract market. The CFTC has adopted Rule 4.5, which provides an exclusion from the definition of commodity pool operator for any registered investment company which (i) will use commodity futures or commodity options contracts solely for bona fide hedging purposes (provided, however, that in the alternative, with respect to each long position in a commodity future or commodity option contract, an investment company may meet certain other tests set forth in Rule 4.5); (ii) will not enter into commodity futures and commodity options contracts for which the aggregate initial margin and premiums exceed 5% of its assets; (iii) will not be marketed to the public as a commodity pool or as a vehicle for investing in commodity interests; (iv) will disclose to its investors the purposes of and limitations on its commodity interest trading; and (v) will submit to special calls of the CFTC for information. Any investment company desiring to claim this exclusion must file a notice of eligibility with both the CFTC and the National Futures Association. FAIF has made such notice filings with respect to those Funds which may invest in commodity futures or commodity options contracts.


                             INVESTMENT RESTRICTIONS

         In addition to the investment objectives and policies set forth in the Prospectuses and under the caption "Additional Information Concerning Fund Investments" above, each of the Funds is subject to the investment restrictions set forth below. The investment restrictions set forth in paragraphs 1 through 9 below are fundamental and cannot be changed with respect to a Fund without approval by the holders of a majority of the outstanding shares of that Fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), i.e., by the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

         None of the Funds will:

     1. Except for Intermediate Tax Free Fund, Minnesota Insured Intermediate Tax Free Fund, and Colorado Intermediate Tax Free Fund (collectively, the "Tax Free Funds") and for Technology Fund and Health Sciences Fund, invest in any securities if, as a result, 25% or more of the value of its total assets would be invested in the securities of issuers conducting their principal business activities in any one industry, except that Real Estate Securities Fund will invest without restriction in issuers principally engaged in the real estate industry. Intermediate Tax Free Fund will not invest 25% or more of the value of its total assets in obligations of issuers located in the same state (for this purpose, the location of an "issuer" shall be deemed to be the location of the entity the revenues of which are the primary source of payment of the location of the project or facility which may be the subject of the obligation). None of the Tax Free Funds will invest 25% or more of the value of its total assets in revenue bonds or notes, payment for which comes from revenues from any one type of activity (for this purpose, the term "type of activity" shall include without limitation (i) sewage treatment and disposal; (ii) gas provision; (iii) electric power provision; (iv) water provision; (v) mass transportation systems; (vi) housing; (vii) hospitals; (viii) nursing homes; (ix) street development and repair; (x) toll roads; (xi) airport facilities; and (xii) educational facilities), except that, in circumstances in which other appropriate available investments may be in limited supply, such Funds may invest without limitation in gas provision, electric power provision, water provision, housing and hospital obligations. This restriction does not apply to general obligation bonds or notes or, in the case of Intermediate Tax Free Fund, to pollution control revenue bonds. However, in the case of the latter Fund, it it anticipated that normally (unless there are unusually favorable interest and market factors) less than 25% of such Fund's total assets will be invested in pollution control bonds. This restriction does not apply to securities of the United States Government or its agencies and instrumentalities or repurchase agreements relating thereto.

     2. Issue any senior securities (as defined in the 1940 Act), other than as set forth in restriction number 3 below and except to the extent that using options or purchasing securities on a when- issued basis may be deemed to constitute issuing a senior security.

     3. Borrow money, except from banks for temporary or emergency purposes. The amount of such borrowing may not exceed 10% of the borrowing Fund's total assets, except for Asset Allocation Fund, which may borrow in amounts not to exceed 33-1/3% of its total assets. None of the Funds will borrow money for leverage purposes. For the purpose of this investment restriction, the use of options and futures transactions and the purchase of securities on a when-issued or delayed-delivery basis shall not be deemed the borrowing of money. (As a non-fundamental policy, no Fund will make additional investments while its borrowings exceed 5% of total assets.)

     4. Mortgage, pledge or hypothecate its assets, except in an amount not exceeding 15% of the value of its total assets to secure temporary or emergency borrowing.

     5.  Make short sales of securities.

     6. Purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions and except, in the case of Emerging Growth Fund, Technology Fund, and International Fund, as may be necessary to make margin payments in connection with foreign currency futures and other derivative transactions.

     7. Purchase or sell physical commodities (including, by way of example and not by way of limitation, grains, oilseeds, livestock, meat, food, fiber, metals, petroleum, petroleum-based products or natural gas) or futures or options contracts with respect to physical commodities. This restriction shall not restrict any Fund from purchasing or selling any financial contracts or instruments which may be deemed commodities (including, by way of example and not by way of limitation, options, futures and options on futures with respect, in each case, to interest rates, currencies, stock indices, bond indices or interest rate indices) or any security which is collateralized or otherwise backed by physical commodities.

     8. Purchase or sell real estate or real estate mortgage loans, except that the Funds may invest in securities secured by real estate or interests therein or issued by companies that invest in or hold real estate or interests therein, and except that Intermediate Government Bond Fund, Intermediate Tax Free Fund, Fixed Income Fund, Intermediate Term Income Fund, Limited Term Income Fund, Balanced Fund, Asset Allocation Fund, Minnesota Insured Intermediate Tax Free Fund, Colorado Intermediate Tax Free Fund, Emerging Growth Fund, Technology Fund, Health Sciences Fund, Real Estate Securities Fund, and International Fund may invest in mortgage-backed securities.

     9. Act as an underwriter of securities of other issuers, except to the extent a Fund may be deemed to be an underwriter, under Federal securities laws, in connection with the disposition of portfolio securities.

     10. Lend any of their assets, except portfolio securities representing up to one-third of the value of their total assets.

          The following restrictions are non-fundamental and may be changed by FAIF's Board of Directors without shareholder vote. None of the Funds will:


     11. Invest more than 15% of its net assets in all forms of illiquid investments, as determined pursuant to applicable Securities and Exchange Commission rules and interpretations.

     12. Invest in any securities, if as a result more than 5% of the value of its total assets is invested in the securities of any issuers (other than, in the case of Real Estate Securities Fund, publicly traded real estate investment trusts) which, with their predecessors, have a record of less than three years continuous operation. (Securities of any of such issuers will not be deemed to fall within this limitation if they are guraranteed by an entity which has been in continuous operation for more than three years.)

     13. Invest for the purpose of exercising control or management.

     14. Purchase or sell real estate limited partnership interests (other than, in the case of Real Estate Securities Fund, publicly traded real estate limited partnership interests), or oil, gas or other mineral leases, rights or royalty contracts, except that the Funds may purchase or sell securities of companies which invest in or hold the foregoing.

     15. Purchase securities of any other registered investment company (as defined in the 1940 Act), except, subject to 1940 Act limitations, (a) the Tax Free Funds may purchase shares of open-end investment companies investing primarily in municipal obligations with remaining maturities of 13 months or less; (b) International Fund may purchase shares of open-end investment companies which invest in permitted investments for such Fund; (c) each of Stock Fund, Equity Index Fund, Balanced Fund, Asset Allocation Fund, Equity Income Fund, Diversified Growth Fund, Emerging Growth Fund, Regional Equity Fund, Special Equity Fund, Technology Fund, Health Sciences Fund, Real Estate Securities Fund, International Fund, Limited Term Income Fund, Intermediate Term Income Fund, Fixed Income Fund and Intermediate Government Bond Fund may, as part of its investment in cash items, invest in securities of other mutual funds which invest primarily in debt obligations with remaining maturities of 13 months or less; and (d) all Funds may purchase securities as part of a merger, consolidation, reorganization or acquisition of assets. Further, so long as its shares are registered for sale in the state of California, Intermediate Tax Free Fund will invest in securities of other open-end investment companies primarily for the purpose of investing short-term cash on a temporary basis; in addition, the Fund will waive its advisory fee on any portion of its assets invested in other open-end investment companies.

     16. Invest in foreign securities, except that (a) Limited Term Income Fund, Intermediate Term Income Fund, and Fixed Income Fund each may invest up to 15% of its total assets in foreign securities payable in United States Dollars; (b) Stock Fund, Balanced Fund, Equity Income Fund, Diversified Growth Fund, Emerging Growth Fund, Special Equity Fund, Technology Fund, Health Sciences Fund and Real Estate Securities Fund each may invest may invest up to 25% of its total assets in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts; and (c) International Fund may invest in foreign securities without limitation.

     17. Except for International Fund, invest in warrants; provided, that the other Funds except for the Tax Free Funds may invest in warrants in an amount not exceeding 5% of a Fund's net assets. No more than 2% of this 5% may be warrants which are not listed on the New York Stock Exchange.

         For determining compliance with its investment restriction relating to industry concentration, each Fund classifies asset-backed securities in its portfolio in separate industries based upon a combination of the industry of the issuer or sponsor and the type of collateral. The industry of the issuer or sponsor and the type of collateral will be determined by the Adviser. For example, an asset-backed security known as "Money Store 94D A2" would be classified as follows: the issuer or sponsor of the security is The Money Store, a personal finance company, and the collateral underlying the security is automobile receivables. Therefore, the industry classification would be Personal Finance Companies -- Automobile. Similarly, an asset-backed security known as "Midlantic Automobile Grantor Trust 1992-1 B" would be classified as follows: the issuer or sponsor of the security is Midlantic National Bank, a banking organization, and the collateral underlying the security is automobile receivables. Therefore, the industry classification would be Banks -- Automobile. Thus, an issuer or sponsor may be included in more than one "industry" classification, as may a particular type of collateral.


                        DIRECTORS AND EXECUTIVE OFFICERS

         The directors and executive officers of FAIF are listed below, together with their business addresses and their principal occupations during the past five years. Directors who are "interested persons" (as that term is defined in the 1940 Act) of FAIF are identified with an asterisk.

DIRECTORS

         Robert J. Dayton, 5140 Norwest Center, Minneapolis, Minnesota 55402:
Director of FAIF since September 1994 and of First American Funds, Inc. ("FAF") since December 1994 and of First American Strategy Funds, Inc. ("FASF") since June 1996; Chairman (1989-1993) and Chief Executive Officer (1993-present), Okabena Company (private family investment office). Age: 54.

         Andrew M. Hunter III, 537 Harrington Road, Wayzata, Minnesota 55391:
Director of FAIF, FAF and FASF since January 1997; Chairman of Hunter, Keith Industries, a diversified manufacturing and services management company, since 1975. Age: 49.

         Leonard W. Kedrowski, 16 Dellwood Avenue, Dellwood, Minnesota 55110:
Director of FAIF and FAF since November 1993 and of FASF since June 1996; President and owner of Executive Management Consulting, Inc., a management consulting firm; Vice President, Chief Financial Officer, Treasurer, Secretary and Director of Anderson Corporation, a large privately-held manufacturer of wood windows, from 1983 to October 1992. Age: 55.

         * Robert L. Spies, 4715 Twin Lakes Avenue, Brooklyn Center, Minnesota 55429: Director of FAIF, FAF and FASF since January 31, 1997; employed by First Bank System, Inc. and subsidiaries from 1957 to January 31, 1997, most recently as Vice President, First Bank National Association. Since his retirement from First Bank National Association, Mr. Spies has continued to provide consulting services to the Bank. Age: 62.

         Joseph D. Strauss, 8617 Edenbrook Crossing, # 443, Brooklyn Park, Minnesota 55443: Director of FAF since 1984 and of FAIF since April 1991 and of FASF since June 1996; Chairman of FAF's and FAIF's Boards since 1993 and of FASF's Board since 1996; President of FAF and FAIF from June 1989 to November 1989; Owner and President, Strauss Management Company, since 1993; Owner and President, Community Resource Partnerships, Inc., a community business retention survey company, since 1992; attorney-at-law. Age: 56.

         Virginia L. Stringer, 712 Linwood Avenue, St. Paul, Minnesota 55105:
Director of FAIF since August 1987 and of FAF since April 1991 and of FASF since June 1996; Owner and President, Strategic Management Resources, Inc. since 1993; formerly President and Director of The Inventure Group, a management consulting and training company, President of Scott's, Inc., a transportation company, and Vice President of Human Resources of The Pillsbury Company. Age: 52.

         Gae B. Veit, P.O. Box 6, Loretto, Minnesota 55357: Director of FAIF and FAF since December 1993 and of FASF since June 1996; owner and CEO of Shingobee Builders, Inc., a general contractor. Age: 53.

EXECUTIVE OFFICERS

         David Lee, SEI Investments Company, Oaks, Pennsylvania 19456: President of FAIF and FAF since April 1994 and of FASF since June 1996; Senior Vice President and Assistant Secretary of FAF and FAIF beginning June 1, 1993; Senior Vice President of SEI Financial Services Company (the " Distributor") since 1991; President, GW Sierra Trust Funds prior to 1991. Age: 44.

         Carmen V. Romeo, SEI Investments Company, Oaks, Pennsylvania 19456:
Treasurer and Assistant Secretary of FAIF and FAF since November 1992 and of FASF since June 1996; Director, Executive Vice President, Chief Financial Officer and Treasurer of SEI Corporation ("SEI"), SEI Financial Management Corporation (the "Administrator") and the Distributor since 1981. Age: 52.

         Kevin P. Robins, SEI Investments Company, Oaks, Pennsylvania 19456:
Vice President and Assistant Secretary of FAIF and FAF since April 1994 and of FASF since June 1996; Vice President, Assistant Secretary and General Counsel of the Administrator and the Distributor. Age: 36.

         Kathryn Stanton, SEI Investments Company, Oaks, Pennsylvania 19456:
Vice President and Assistant Secretary of FAIF and FAF since April 1994 and of FASF since June 1996; Vice President and Assistant Secretary of the Administrator and the Distributor since April 1994; Associate, Morgan, Lewis & Bockius, from 1989 to 1994. Age: 37.

         Sandra K. Orlow, SEI Investments Company, Oaks, Pennsylvania 19456:
Vice President and Assistant Secretary of FAIF and FAF since 1992 and of FASF since June 1996; Vice President and Assistant Secretary of SEI, the Administrator and the Distributor since 1983. Age: 40.

         Marc Cahn, SEI Investments Company, Oaks, Pennsylvania 19456: Vice President and Assistant Secretary of FAIF. FAF and FASF since June 1996; Vice President and Assistant Secretary of the Administrator and Distributor since May 1996; Associate General Counsel, Barclays Bank PLC, from 1994 to 1996; ERISA Counsel, First Fidelity Bancorporation, prior to 1994. Age: 39.

         Barbara A. Nugent, SEI Investments Company, Oaks, Pennsylvania 19456:
Vice President and Assistant Secretary of FAIF, FAF and FASF since June 1996; Vice President and Assistant Secretary of the Administrator and Distributor since April 1996; Associate, Drinker, Biddle & Reath, from 1994 to 1996; Assistant Vice President/Administration (1992 to 1993) and Operations (1988 to
1992), Delaware Service Company, Inc. Age: 39.

         Joseph Lydon, SEI Investments Company, Oaks, Pennsylvania 19456: Vice President of FAIF and FAF since June 1995 and of FASF since June 1996; Director of Business Administration of the Administrator and Distributor since April 1995; Vice President, Fund Group and Adviser, Dreman Value Management, L.P. and President, Dreman Financial Services, Inc., from 1989 to 1995. Age: 36.

         Stephen G. Meyer, SEI Investments Company, Oaks, Pennsylvania 19456:
Controller of FAIF and FAF since March 1995 and of FASF since June 1996; Director of Internal Audit and Risk Management of SEI from 1992 to 1995; Senior Associate, Coopers & Lybrand, from 1990 to 1992. Age: 31.

         Michael J. Radmer, 220 South Sixth Street, Minneapolis, Minnesota 55402: Secretary of FAIF since April 1991 and of FAF since 1981 and of FASF since June 1996; Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm and general counsel of FAIF and FAF. Age: 51.

COMPENSATION

         The First American Family of Funds, which includes FAIF, FAF and FASF, currently pays only to directors of the funds who are not paid employees or affiliates of the funds a fee of $15,000 per year ($22,500 in the case of the Chair) plus $2,500 ($3,750 in the case of the Chair) per meeting of the Board attended and $800 per committee meeting attended ($1,600 in the case of a committee chair) and reimburses travel expenses of directors and officers to attend Board meetings. Legal fees and expenses are also paid to Dorsey & Whitney LLP, the law firm of which Michael J. Radmer, secretary of FAIF, FAF and FASF, is a partner. The following table sets forth information concerning aggregate compensation paid to each director of FAIF (i) by FAIF (column 2), and (ii) by FAIF, FAF and FASF collectively (column 5) during the fiscal year ended September 30, 1996. No executive officer or affiliated person of FAIF had aggregate compensation from FAIF in excess of $60,000 during such fiscal year:


                (1)                   (2)                  (3)                   (4)                   (5)
                                                                                               Total Compensation
                                   Aggregate      Pension or Retirement       Estimated        From Registrant and
              Name of            Compensation      Benefits Accrued as     Annual Benefits        Fund Complex
         Person, Position       From Registrant   Part of Fund Expenses    Upon Retirement      Paid to Directors
         ----------------       ---------------   ---------------------    ---------------      -----------------

Robert J. Dayton, Director         $11,729                - 0 -                 - 0 -               $32,850

Andrew M. Hunter III, Director *     - 0 -                - 0 -                 - 0 -                 - 0 -

Leonard W. Kedrowski, Director     $12,176                - 0 -                 - 0 -               $34,150

Robert L. Spies, Director *          - 0 -                - 0 -                 - 0 -                 - 0 -

Joseph D. Strauss, Director        $20,082                - 0 -                 - 0 -               $56,375

Virginia L. Stringer, Director     $12,620                - 0 -                 - 0 -               $35,350

Gae B. Veit, Director              $12,466                - 0 -                 - 0 -               $34,950


* Not a director during the fiscal year ended September 30, 1996.


                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISORY AGREEMENT

         First Bank National Association (the "Adviser"), 601 Second Avenue South, Minneapolis, Minnesota 55480, serves as the investment adviser and manager of the Funds through its First Asset Management group. The Adviser is a national banking association that has professionally managed accounts for individuals, insurance companies, foundations, commingled accounts, trust funds, and others for over 75 years. The Adviser is a subsidiary of First Bank System, Inc. ("FBS"), 601 Second Avenue South, Minneapolis, Minnesota 55480, which is a regional, multi-state bank holding company headquartered in Minneapolis, Minnesota. FBS is comprised of 13 banks and several trust and nonbank subsidiaries, with 362 banking locations and 18 nonbank offices primarily in Minnesota, Colorado, Illinois, Iowa, Kansas, Montana, Nebraska, North Dakota, South Dakota, Wisconsin and Wyoming. Through its subsidiaries, FBS provides consumer banking, commercial lending, financing of import/export trade, foreign exchange and investment services as well as mortgage banking, trust, commercial and agricultural finance, data processing, leasing and brokerage services.

         Pursuant to an Investment Advisory Agreement dated April 2, 1991 (the "Advisory Agreement"), the Funds engage the Adviser to act as investment adviser for and to manage the investment of the assets of the Funds. Each Fund other than International Fund pays the Adviser monthly fees calculated on an annual basis equal to 0.70% of of its average daily net assets. International Fund pays the Adviser monthly fees calculated on an annual basis equal to 1.25% of of its average daily net assets.

         Prior to August 1994, the Advisory Agreement provided for Intermediate Government Bond Fund, Intermediate Tax Free Fund and Fixed Income Fund to pay an advisory fee calculated on an annual basis as a percentage of average daily net assets of 0.50% on the first $100 million of net assets, 0.40% on the next $150 million of net assets and 0.30% on net assets of over $250 million, and for Stock Fund and Special Equity Fund to pay an advisory fee calculated on such basis of 0.70% on the first $100 of net assets, 0.60% on the next $150 million of net assets, 0.50% on the next $250 million of net assets and 0.40% on net assets of over $500 million. Prior to March 28, 1994, Diversified Growth Fund and Equity Income Fund were advised by Boulevard Bank National Association pursuant to an investment advisory agreement which provided for such Funds to pay annual advisory fees equal to 0.75% of their respective average daily net assets. The Advisory Agreement requires the Adviser to provide FAIF with all necessary office space, personnel and facilities necessary and incident to the Adviser's performance of its services thereunder. The Adviser is responsible for the payment of all compensation to personnel of FAIF and the officers and directors of FAIF, if any, who are affiliated with the Adviser or any of its affiliates.

         In addition to the investment advisory fee, each Fund pays all its expenses that are not expressly assumed by the Adviser or any other organization with which the Fund may enter into an agreement for the performance of services. Each Fund is liable for such nonrecurring expenses as may arise, including litigation to which the Fund may be a party, and it may have an obligation to indemnify its directors and officers with respect to such litigation.

         The following table sets forth total advisory fees before waivers and after waivers for each of the Funds for the fiscal years ended September 30, 1994, September 30, 1995, and September 30, 1996:

                                 YEAR ENDED                     YEAR ENDED                    YEAR ENDED
                             SEPTEMBER 30, 1994             SEPTEMBER 30, 1995            SEPTEMBER 30, 1996
                        ----------------------------   ---------------------------   ----------------------------
                         ADVISORY FEE  ADVISORY FEE     ADVISORY FEE ADVISORY FEE     ADVISORY FEE  ADVISORY FEE
                        BEFORE WAIVERS AFTER WAIVERS   BEFORE WAIVERS AFTER WAIVER   BEFORE WAIVERS AFTER WAIVERS
                        -------------- -------------   -------------- ------------   -------------- -------------
Stock Fund..............   $925,957      $629,919       $1,704,596   $1,377,513       $2,987,619   $2,624,360
Equity Index Fund.......  1,076,404       108,274        1,276,975      223,149        2,033,763      452,121
Balanced Fund...........    888,066       559,105        1,174,571      959,016        1,935,552    1,680,465
Asset Allocation Fund...    374,173       214,891          299,411      210,895          369,105      239,383
Equity Income Fund......    141,151        44,517          289,812      165,042          447,530      316,928
Diversified Growth Fund     169,473        72,518          574,300      367,357        1,327,317    1,072,105
Emerging Growth Fund ...     13,599         4,028          153,171       76,396          415,300      374,771
Regional Equity Fund....    579,368       398,939          994,725      870,505        2,009,755    1,952,912
Special Equity Fund.....    737,795       515,305        1,240,586    1,158,848        1,583,474    1,583,474
Technology Fund.........     11,299         4,118          121,419       51,186          345,213      291,109
Health Sciences Fund....          *             *                *            *           48,383      (19,192)
Real Estate Securities Fund       *             *            8,078            0           82,152       (1,797)
International Fund......    187,599       147,778          868,706      824,596        1,473,242    1,473,242
Limited Term Income Fund    673,117       303,024          748,504      379,177          771,402      493,749
Intermediate Term Income
     Fund...............    444,603       193,338          572,967      393,264          692,483      510,735
Fixed Income Fund.......    338,471       201,828        1,394,513      945,687        2,619,764    1,980,027
Intermediate Government
     Bond Fund..........     36,960        (3,017)         565,522      367,513          861,440      640,855
Intermediate Tax Free Fund   19,253        (5,438)         205,854       93,837          412,479      260,272
Minnesota Insured Inter-
     mediate Tax Free Fund   42,710        17,871          377,450      227,989          562,547      378,439
Colorado Intermediate Tax
     Free Fund..........      6,400         4,762          284,161      158,606          362,608      243,815



*     Fund was not in operation during this fiscal year.

SUB-ADVISORY AGREEMENT FOR INTERNATIONAL FUND

         Marvin & Palmer Associates, Inc., 1201 North Market Street, Suite 2300, Wilmington, Delaware 19801, is Sub-Adviser for International Fund under an agreement with the Adviser (the "Sub-Advisory Agreement"). The Sub-Adviser, a privately-held company, was founded in 1986 by David F. Marvin and Stanley Palmer. The Sub-Adviser is engaged in the management of global, non-United States and emerging markets equity portfolios for institutional accounts. At September 30, 1996, the Sub-Adviser managed a total of $3.3 billion in investments for 51 institutional investors. Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the investment and reinvestment of International Fund's assets and the placement of brokerage transactions in connection therewith. Under the Sub-Advisory Agreement, the Sub-Adviser is required, among other things, to report to the Adviser or the Board regularly at such times and in such detail as the Adviser or the Board may from time to time request in order to permit the Adviser and the Board to determine the adherence of International Fund to its investment objectives, policies and restrictions. The Sub-Advisory Agreement also requires the Sub-Adviser to provide all office space, personnel and facilities necessary and incident to the Sub-Adviser's performance of its services under the Sub-Advisory Agreement. The Sub-Adviser also acts as sub-adviser to the Evergreen Emerging Markets Growth Equity Fund.

         For its services under the Sub-Advisory Agreement, the Sub-Adviser is paid a monthly fee by the Adviser calculated on an annual basis equal to 0.75% of the first $100 million of International Fund's average daily net asets, 0.70% of the second $100 million of International Fund's average daily net assets, 0.65% of the third $100 million of International Fund's average daily net assets, and 0.60% of International Fund's average daily net assets in excess of $300 million.


ADMINISTRATION AGREEMENT

         SEI Financial Management Corporation (the "Administrator") serves as administrator for the Funds pursuant to an Administration Agreement between it and the Funds. The Administrator is a wholly-owned subsidiary of SEI Investments Company, which also owns the Funds' distributor. See "-- Distributor and Distribution Plans" below. Under the Administration Agreement, the Administrator provides administrative personnel and services to the Funds for a fee as described in the Funds' Prospectuses. These services include, among others, regulatory reporting, fund and portfolio accounting, shareholder reporting services, and compliance monitering services. Prior to June 10, 1994, Federated Administrative Services served as administrator for Diversified Growth Fund and Equity Income Fund.

         The following table sets forth total administrative fees, after waivers, paid by each of the Funds for the fiscal years ended September 30, 1994, September 30, 1995, and September 30, 1996:

                                                       YEAR ENDED            YEAR ENDED           YEAR ENDED
                                                     SEPT. 30, 1994        SEPT. 30, 1995        SEPT. 30, 1996
                                                     --------------        --------------        --------------
Stock Fund........................................       $251,561              $294,658              $507,743
Equity Index Fund.................................        268,851               225,545               345,460
Balanced Fund.....................................        237,891               200,402               328,792
Asset Allocation Fund.............................         96,642                55,478                62,753
Equity Income Fund................................          9,212                55,267                76,098
Diversified Growth Fund...........................          2,204               101,760               225,373
Emerging Growth Fund..............................        (3,515)                50,000                70,492
Regional Equity Fund..............................        154,447               168,525               341,361
Special Equity Fund...............................        198,455               210,800               269,161
Technology Fund...................................        (5,962)                50,000                61,764
Health Sciences Fund..............................              *                     *                33,059
Real Estate Securities Fund.......................              *                12,603                50,010
International Fund................................         26,814                89,791               140,215
Limited Term Income Fund..........................        175,230               126,380               135,704
Intermediate Term Income Fund.....................        114,428                98,013               117,703
Fixed Income Fund.................................        110,363               233,555               445,300
Intermediate Government Bond Fund.................         11,943               100,551               146,381
Intermediate Tax Free Fund........................          9,527                50,199                70,107
Minnesota Insured Intermediate Tax Free
      Fund........................................        (2,482)                68,304                95,590
Colorado Intermediate Tax Free Fund...............       (11,236)                56,486                61,659



*     Fund was not in operation during this fiscal year.

DISTRIBUTOR AND DISTRIBUTION PLANS

         SEI Financial Services Company (the "Distributor") serves as the distributor for the Class A, Class B and Class C Shares of the Funds. The Distributor is a wholly-owned subsidiary of SEI Investments Company, which also owns the Funds' Administrator. See "--Administration Agreement" above.

         The Distributor serves as distributor for the Class A and Class C Shares pursuant to a Distribution Agreement dated February 10, 1994 (the "Class A/Class C Distribution Agreement") between itself and the Funds, and as distributor for the Class B Shares pursuant to a Distribution and Service Agreement dated August 1, 1994, as amended September 14, 1994 (the "Class B Distribution and Service Agreement") between itself and the Funds. These agreements are referred to collectively as the "Distribution Agreements."

         Under the Distribution Agreements, the Distributor has agreed to perform all distribution services and functions of the Funds to the extent such services and functions are not provided to the Funds pursuant to another agreement. The Distribution Agreements provide that shares of the Funds are distributed through the Distributor and, with respect to Class A and Class B Shares, through securities firms, financial institutions (including, without limitation, banks) and other industry professionals (the "Participating Institutions") which enter into sales agreements with the Distributor to perform share distribution or shareholder support services.

         The Distributor receives no compensation for distribution of the Class C Shares. With respect to the Class A Shares, the Distributor receives all of the front-end sales charges paid upon purchase of the Funds' shares except for a portion (as disclosed in the Prospectuses) which may be re-allowed to Participating Institutions. The Class A Shares of each Fund also pay a shareholder servicing fee to the Distributor monthly at the annual rate of 0.25% of each Fund's Class A average daily net assets, which fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class A Shares of the kinds described in the Retail Class Prospectuses.

         The Class B Shares of each Fund which offers Class B Shares pay to the Distributor a sales support fee at an annual rate of 0.75% of the average daily net assets of the Class B Shares of such Fund, which fee may be used by the Distributor to provide compensation for sales support and distribution activities with respect to the Class B Shares. This fee is calculated and paid each month based on average daily net assets of Class B of each Fund for that month. In addition to this fee, the Distributor is paid a shareholder servicing fee at an annual rate of 0.25% of the average daily net assets of each Fund's Class B Shares pursuant to a service plan (the "Class B Service Plan"), which fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class B Shares of a Fund of the kinds described in the Retail Class Prospectuses. Although Class B Shares are sold without a front-end sales charge, the Distributor pays a total of 4.25% of the amount invested (including a pre-paid service fee of 0.25% of the amount invested) to dealers who sell Class B Shares (excluding exchanges from other Class B Shares in the First American family). The servicing fee payable under the Class B Service Plan is prepaid as described above.

         The Distribution Agreements provide that they will continue in effect for a period of more than one year from the date of their execution only so long as such continuance is specifically approved at least annually by the vote of a majority of the Board members of FAIF and by the vote of the majority of those Board members of FAIF who are not interested persons of FAIF and who have no direct or indirect financial interest in the operation of FAIF's Rule 12b-1 Plans of Distribution or in any agreement related to such Plans.

         FAIF has adopted Plans of Distribution with respect to the Class A and Class B Shares of the Funds, respectively, pursuant to Rule 12b-1 under the 1940 Act (collectively, the "Plans"). Rule 12b-1 provides in substance that a mutual fund may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of shares, except pursuant to a plan adopted under the Rule. The Plans authorize the Distributor to retain the sales charges paid upon purchase of Class A and Class B Shares. Each of the Plans is a "compensation-type" plan under which the Distributor is entitled to receive the distribution fee regardless of whether its actual distribution expenses are more or less than the amount of the fee. The Class B Plan authorizes the Distributor to retain the contingent deferred sales charge applied on redemptions of Class B Shares, except that portion which is reallowed to Participating Institutions. The Plans recognize that the Distributor, any Participating Institution, the Administrator, and the Adviser, in their discretion, may from time to time use their own assets to pay for certain additional costs of distributing Class A and Class B Shares. Any such arrangements to pay such additional costs may be commenced or discontinued by the Distributor, any Participating Institution, the Administrator, or the Adviser at any time.

         The following table sets forth the total Rule 12b-1 fees, after waivers, paid by each of the Funds for the fiscal years ended September 30, 1994, September 30, 1995, and September 30, 1996, with respect to the Class A Shares and the Class B Shares of the Funds. As noted above, no distribution fees are paid with respect to Class C Shares of the Funds.

                                            YEAR ENDED              YEAR ENDED              YEAR ENDED
                                          SEPT. 30, 1994          SEPT. 30, 1995          SEPT. 30, 1996
                                          --------------          --------------          --------------
                                         CLASS A   CLASS B      CLASS A    CLASS B      CLASS A     CLASS B
                                         SHARES    SHARES       SHARES     SHARES       SHARES      SHARES
                                         ------    ------       ------     ------       ------      ------
Stock Fund............................   $4,910       $204     $20,690     $24,481     $44,423    $148,550
Equity Index Fund.....................      466         13       2,789       3,291      10,536      43,676
Balanced Fund.........................    8,099        140      28,075      11,450      43,620      83,213
Asset Allocation Fund.................      470          9       1,533       2,220       3,495      14,607
Equity Income Fund....................        0          1       3,108       3,382       5,787      24,127
Diversified Growth Fund...............        0         11       3,503       2,020      10,113      36,952
Emerging Growth Fund..................        0         16         331         965       2,147       4,985
Regional Equity Fund..................    5,763         81      21,635      22,185      52,806     182,709
Special Equity Fund...................    4,077        177      18,403      23,203      32,527      79,817
Technology Fund.......................        0          2         960       4,739       5,967      31,470
Health Sciences Fund..................        *          *           *           *         554       1,001
Real Estate Securities Fund...........        *          *           0           0         397       1,660
International Fund....................        0         16       1,099       1,229       3,203       6,605
Limited Term Income Fund..............        0          1           0           *           0           *
Intermediate Term Income Fund.........        0          *           0           *           0           *
Fixed Income Fund.....................        0         59      11,797      24,078      20,620     134,380
Intermediate Government Bond Fund.....        0          *           0           *           0           *
Intermediate Tax Free Fund............        0          *           0           *           0           *
Minnesota Insured Intermediate Tax Free
     Fund.............................        0          *           0           *           0           *
Colorado Intermediate Tax Free Fund...        0          *           0           *           0           *


*     Fund or class was not in operation during this fiscal year.

         For the fiscal years ended September 30, 1994, September 30, 1995, and September 30, 1996, the Distributor received $701,251, $56,437 and $103,810, respectively, in sales charges.

CUSTODIAN; TRANSFER AGENT; COUNSEL; ACCOUNTANTS

         The custodian of the Funds' assets is First Trust National Association (the "Custodian"), First Trust Center, 180 East Fifth Street, St. Paul, Minnesota 55101. The Custodian is a subsidiary of First Bank System, Inc., which also owns the Adviser.

         The Custodian takes no part in determining the investment policies of the Funds or in deciding which securities are purchased or sold by the Funds. All of the instruments representing the investments of the Funds and all cash is held by the Custodian or, as described in the Prospectuses for International Fund, by a sub-custodian with respect to such Fund. The Custodian or such sub-custodian delivers securities against payment upon sale and pays for securities against delivery upon purchase. The Custodian also remits Fund assets in payment of Fund expenses, pursuant to instructions of FAIF's officers or resolutions of the Board of Directors.

         As compensation for its services to the Funds, the Custodian is paid a monthly fee calculated on an annual basis equal to 0.03% (0.25% in the case of International Fund) of such Fund's average daily net assets. Sub-custodian fees with respect to International Fund are paid by the Custodian out of its fees from such Fund. In addition, the Custodian is reimbursed for its out-of-pocket expenses incurred while providing its services to the Funds. The Custodian continues to serve so long as its appointment is approved at least annually by the Board of Directors including a majority of the directors who are not interested persons (as defined under the 1940 Act) of FAIF.

         DST Systems, Inc., 1004 Baltimore, Kansas City, Missouri 64105, is transfer agent and dividend disbursing agent for the shares of the Funds.

         Dorsey & Whitney LLP, 220 South Sixth Street, Minneapolis, Minnesota 55402, is independent General Counsel for the Funds.

         KPMG Peat Marwick LLP, 90 South Seventh Street, Minneapolis, Minnesota 55402, acts as the Funds' independent auditors, providing audit services including audits of the annual financial statements and assistance and consultation in connection with SEC filings.


               PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE

         Decisions with respect to placement of the Funds' portfolio transactions are made by the Adviser or, in the case of International Fund, the Sub-Adviser. The Funds' policy is to seek to place portfolio transactions with brokers or dealers who will execute transactions as efficiently as possible and at the most favorable price. The Adviser or Sub-Adviser may, however, select a broker or dealer to effect a particular transaction without communicating with all brokers or dealers who might be able to effect such transaction because of the volatility of the market and the desire of the Adviser or Sub- Adviser to accept a particular price for a security because the price offered by the broker or dealer meets guidelines for profit, yield or both. Many of the portfolio transactions involve payment of a brokerage commission by the appropriate Fund. In some cases, transactions are with dealers or issuers who act as principal for their own accounts and not as brokers. Transactions effected on a principal basis are made without the payment of brokerage commissions but at net prices, which usually include a spread or markup. In effecting transactions in over-the-counter securities, the Funds deal with market makers unless it appears that better price and execution are available elsewhere.

         While the Adviser does not deem it practicable and in the Funds' best interest to solicit competitive bids for commission rates on each transaction, consideration will regularly be given by the Adviser to posted commission rates as well as to other information concerning the level of commissions charged on comparable transactions by other qualified brokers. The following table sets forth the aggregate brokerage commissions paid by each of the Funds during the fiscal years ended September 30, 1994, September 30, 1995, and September 30, 1996:

                                                 YEAR ENDED              YEAR ENDED           YEAR ENDED
                                               SEPT. 30, 1994          SEPT. 30, 1995       SEPT, 30, 1996
                                               --------------          --------------       --------------
Stock Fund.....................................     $261,742               $549,774             $565,446
Equity Index Fund..............................       69,675                 48,310               85,568
Balanced Fund..................................      118,715                187,224              232,149
Asset Allocation Fund..........................       27,388                 26,353               22,647
Equity Income Fund.............................       34,709                 24,246               32,789
Diversified Growth Fund........................       67,325                 82,987              142,912
Emerging Growth Fund...........................        3,563                 20,076               18,305
Regional Equity Fund...........................       69,403                102,861              213,138
Special Equity Fund............................      438,181                545,209            1,192,448
Technology Fund................................        5,791                 21,126               31,789
Health Sciences Fund...........................            *                      *               11,932
Real Estate Securities Fund....................            *                 16,261               34,674
International Fund.............................      190,085                405,632              598,535
Limited Term Income Fund.......................            0                      0                    0
Intermediate Term Income Fund..................            0                      0                    0
Fixed Income Fund..............................            0                      0                    0
Intermediate Government Bond Fund..............            0                      0                    0
Intermediate Tax Free Fund.....................            0                      0                    0
Minnesota Insured Intermediate Tax
      Free Fund................................            0                      0                    0
Colorado Intermediate Tax Free Fund............            0                      0                    0


*     Fund was not in operation during this fiscal year.

         During the fiscal year ended September 30, 1996, Stock Fund and Diversified Growth Fund paid brokerage commissions to SEI Financial Services Company ("SFS") totalling $9,834 and $7,050, respectively, in connection with portfolio transactions transacted through SFS. SFS also acts as the Funds' Distributor and is under common control with the Funds' Administrator. These commissions represented 1.74% and 4.93% of the aggregate brokerage commissions paid by Stock Fund and Diversified Growth Fund, respectively, during the fiscal year. Transactions effected by Stock Fund and Diversified Growth Fund through SFS represented 1.83% and 2.82%, respectively, of the aggregate dollar amount of transactions involving the payment of commissions effected by these Funds during the fiscal year.

         At September 30, 1996, Equity Index Fund held equity securities of broker-dealers which are deemed to be "regular brokers or dealers" of the Funds under the 1940 Act (or of such broker-dealers' parent companies) in the following amounts: Bankers Trust New York, $432,438; Dean Witter Discover, $620,730; First Union, $1,254,900; Merrill Lynch & Company, $761,250; JP Morgan, $1,137,500; Morgan Stanley Group, $517,400; and Salomon Brothers, $328,500. In addition, at September 30, 1996, Fixed Income Fund held mortgage-backed securities of Goldman Sachs, which also is deemed a "principal broker or dealer," in the amount of $6,203,980.

         It is expected that International Fund will purchase most foreign equity securities in the over-the-counter markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on United States transactions. There generally is less governmental supervision and regulation of foreign stock exchanges than in the United States. Foreign securities settlements may in some instances be subject to delays and related administrative uncertainties.

         Foreign equity securities may be held in the form of American Depositary Receipts, or ADRs, European Depositary Receipts, or EDRs, or securities convertible into foreign equity securities. ADRs and EDRs may be listed on stock exchanges or traded in the over-the-counter markets in the United States or overseas. The foreign and domestic debt securities and money market instruments in which the Funds may invest are generally traded in the over-the-counter markets.

         Subject to the policy of seeking favorable price and execution for the transaction size and risk involved, in selecting brokers and dealers other than the Distributor and determining commissions paid to them, the Adviser and, in the case of International Fund, the Sub-Adviser may consider ability to provide supplemental performance, statistical and other research information as well as computer hardware and software for research purpose for consideration, analysis and evaluation by the staff of the Adviser or Sub-Adviser. In accordance with this policy, the Funds do not execute brokerage transactions solely on the basis of the lowest commission rate available for a particular transaction. Subject to the requirements of favorable price and efficient execution, placement of orders by securities firms for the purchase of shares of the Funds may be taken into account as a factor in the allocation of portfolio transactions.

         Research services that may be received by the Adviser or Sub-Adviser would include advice, both directly and in writing, as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities, as well as analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts. The research services may allow the Adviser or Sub-Adviser to supplement its own investment research activities and enable the Adviser or Sub-Adviser to obtain the views and information of individuals and research staffs of many different securities firms prior to making investment decisions for the Funds. To the extent portfolio transactions are effected with brokers and dealers who furnish research services, the Adviser or Sub-Adviser would receive a benefit, which is not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Funds from these transactions. Research services furnished by brokers and dealers used by the Funds for portfolio transactions may be utilized by the Adviser or Sub-Adviser in connection with investment services for other accounts and, likewise, research services provided by brokers and dealers used for transactions of other accounts may be utilized by the Adviser or Sub-Adviser in performing services for the Funds. The Adviser and Sub-Adviser determine the reasonableness of the commissions paid in relation to their view of the value of the brokerage and research services provided, considered in terms of the particular transactions and their overall responsibilities with respect to all accounts as to which they exercise investment discretion.

         The Adviser and Sub-Adviser have not entered into any formal or informal agreements with any broker or dealer, and do not maintain any "formula" that must be followed in connection with the placement of Fund portfolio transactions in exchange for research services provided to the Adviser or Sub-Adviser, except as noted below. The Adviser and Sub-Adviser may, from time to time, maintain an informal list of brokers and dealers that will be used as a general guide in the placement of Fund business in order to encourage certain brokers and dealers to provide the Adviser and Sub-Adviser with research services, which the Adviser or Sub-Adviser anticipates will be useful to it. Any list, if maintained, would be merely a general guide, which would be used only after the primary criteria for the selection of brokers and dealers (discussed above) had been met, and, accordingly, substantial deviations from the list could occur. The Adviser or Sub-Adviser would authorize the Funds to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker or dealer would have charged only if the Adviser or Sub-Adviser determined in good faith that the amount of such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the overall responsibilities of the Adviser or Sub-Adviser with respect to the Funds.

         The Funds do not effect any brokerage transactions in their portfolio securities with any broker or dealer affiliated directly or indirectly with the Adviser or the Distributor unless such transactions, including the frequency thereof, the receipt of commissions payable in connection therewith, and the selection of the affiliated broker or dealer effecting such transactions are not unfair or unreasonable to the shareholders of the Funds, as determined by the Board of Directors. Any transactions with an affiliated broker or dealer must be on terms that are both at least as favorable to the Funds as the Funds can obtain elsewhere and at least as favorable as such affiliated broker or dealer normally gives to others.

         When two or more clients of the Adviser or Sub-Adviser are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with a formula considered by the Adviser or Sub-Adviser to be equitable to each client. In some cases, this system could have a detrimental effect on the price or volume of the security as far as each client is concerned. In other cases, however, the ability of the clients to participate in volume transactions may produce better executions for each client.


                                  CAPITAL STOCK

         As of December 15, 1996, the directors and officers of FAIF as a group owned less than one percent of each class of each Fund's outstanding shares. As of that date, the Funds were aware that the following persons owned of record five percent or more of the outstanding shares of each class of stock of the Funds.

                                                                                PERCENTAGE OF OUTSTANDING SHARES
                                                                                --------------------------------
                                                                      CLASS A         CLASS B       CLASS C
                                                                      -------         -------       -------
STOCK FUND
     Var & Co.....................................................                                  68.24%
     P.O. Box 64482
     St. Paul, MN 55164

     First Trust NA as fiduciary for First Retirement.............                                  27.12%
     180 East Fifth Street
     St. Paul, MN 55101

EQUITY INDEX FUND
     Var & Co.....................................................                                  81.18%
     P.O. Box 64482
     St. Paul, MN 55164

     First Trust NA as fiduciary for First Retirement.............                                   7.49%
     180 East Fifth Street
     St. Paul, MN 55101

     First Trust NA fbo Waldorf Corporation.......................                                  11.17%
     P.O. Box 64010
     St. Paul, MN 55164

     First Bank NA Custodian of John T. Westrom IRA Rollover......     7.47%
     10112 Girard Avenue South
     Bloomington, MN 55431

BALANCED FUND
     Var & Co.....................................................                                  60.24%
     P.O. Box 64482
     St. Paul, MN 55164

     First Trust NA as fiduciary for First Retirement.............                                  35.22%
     180 East Fifth Street
     St. Paul, MN 55101

     Edward D. Jones and Co. fao Pennington's Inc. 401K Plan......     6.04%
     P.O. Box 2500
     Maryland Heights, MO 63043

ASSET ALLOCATION FUND
     Var & Co.....................................................                                  88.93%
     P.O. Box 64482
     St. Paul, MN 55164

     First Trust NA as fiduciary for First Retirement.............                                  11.07%
     180 East Fifth Street
     St. Paul, MN 55101

     David A. Baumgarten..........................................     7.05%
     1660 North Prospect Avenue, Apt. 2806
     Milwaukee, WI 53202

     Miller Fashions, Inc.........................................     6.32%
     601 Shoreacres Dr., Apt. 208
     Fairmont, MN 56031

     Peter G. Bailey and Maureen T. Bailey........................                    6.34%
     133 Arrowhead Lane
     Hayne City, FL 33844

EQUITY INCOME FUND
     Var & Co.....................................................                                  96.70%
     P.O. Box 64482
     St. Paul, MN 55164

     Kenmar B. Jauss and William C. Jauss.........................     7.11%
     246 Maple Avenue
     Wilmette, IL 60091

DIVERSIFIED GROWTH FUND
     Var & Co.....................................................                                  98.20%
     P.O. Box 64482
     St. Paul, MN 55164

EMERGING GROWTH FUND
     Var & Co.....................................................                                  92.12%
     P.O. Box 64482
     St. Paul, MN 55164

     First Trust NA as fiduciary for First Retirement.............                                   6.92%
     180 East Fifth Street
     St. Paul, MN 55101

     Bayban, A Paretnership.......................................    12.55%
     c/o First State Bank Bayport
     950 N. Highway 95
     Bayport, MN 55003

     First Bank Custodian fbo Albert P. Young IRA.................    10.04%
     P.O. Box 22
     Onamia, MN 56359

     The Northern Trust Co. fbo Paxon H. Offield..................     7.45%
     50 S. LaSalle St.
     Chicago, IL 60603

     Brian L. Johnson and Joan M. Johnson.........................     6.23%
     P.O. Box 400
     Spooner, WI 54801

REGIONAL EQUITY FUND
     Var & Co.....................................................                                  67.90%
     P.O. Box 64482
     St. Paul, MN 55164

     First Trust NA as fiduciary for First Retirement.............                                  17.68%
     180 East Fifth Street
     St. Paul, MN 55101

SPECIAL EQUITY FUND
     Var & Co.....................................................                                  87.74%
     P.O. Box 64482
     St. Paul, MN 55164

     First Trust NA as fiduciary for First Retirement.............                                  12.01%
     180 East Fifth Street
     St. Paul, MN 55101

     Jupiter & Co. c/o Investors Bank & Trust.....................     5.57%
     P.O. Box 1637
     Boston, MA 02205

REAL ESTATE SECURITIES FUND
     Var & Co.....................................................                                  98.60%
     P.O. Box 64482
     St. Paul, MN 55164

     Beth Ann Starek t/o/d Beverly E. Wilson......................    15.37%
     661 Cascade St.
     Lander, WY 82520

     First Bank Custodian fbo Andrew D. Gallegos IRA..............     9.75%
     6507 W. Riverside Terrace
     Casper, WY 82604

     Arthur Rafshol Revocable Trust c/o FBS Investment Services...     6.06%
     601 2nd Ave. S.
     Minneapolis, MN 55402

     Constance Rafshol c/o FBS Investment Services................     6.06%
     601 2nd Ave. S.
     Minneapolis, MN 55402

     First Bank NA Custodian of Eugene W. Krekelberg IRA..........     5.40%
     3784 Woodlawn Blvd
     Eveleth, MN 55734

     Kendall M. Anderson and Susan A. Anderson....................                   21.16%
     10487 Dupont Road
     Bloomington, MN 55431

     First Bank Custodian fbo Ann E. Brase IRA....................                    8.31%
     4911 Sinclair Ct.
     Lincoln, NE 68516

     First Bank Custodian fbo Andrew D. Gallegos IRA..............                    8.08%
     6507 W. Riverside Terrace
     Casper, WY 82604

     First Bank Custodian fbo Cleo E. Robare IRA..................                    5.98%
     Lincoln, NE 68505

     Colorado National Bank Custodian Sondra Green IRA............                    5.21%
     4505 S. Yosemite St., Unit 412
     Denver, CO 80237

TECHNOLOGY FUND
     Var & Co.....................................................                                  96.78%
     P.O. Box 64482
     St. Paul, MN 55164

HEALTH SCIENCES FUND
     Var & Co.....................................................                                  95.58%
     P.O. Box 64482
     St. Paul, MN 55164

     First Bank NA Custodian Marvin F. Moes IRA Rollover..........    15.02%
     10758 E. Pinewood Dr.
     Parker, CO 80134

     The LSI Corp. of America.....................................    11.35%
     2100 Xenium Lane
     Plymouth, MN 55441

     Jean Marie Grouard...........................................    11.20%
     710 Marquette Ave.
     Minneapolis, MN 55402

     Brian E. Palmer & Virginia P. Palmer, co-trustees............     9.16%
     Pillsbury Center S. 220 S. 6th St.
     Minneapolis, MN 55402

     Ruth B. Phillips.............................................     5.46%
     1407 7th St. NW
     Austin, MN 55912

     Lester B. Boelter & Viola G. Boelter.........................                    5.91%
     210 Lawrence Blvd. E., P.O. Box 231
     Wabasha, MN 55981

INTERNATIONAL FUND
     Var & Co.....................................................                                  91.25%
     P.O. Box 64482
     St. Paul, MN 55164

     First Trust NA as fiduciary for First Retirement.............                                   7.45%
     180 East Fifth Street
     St. Paul, MN 5510

     Mankato State University Foundation Inc......................    15.54%
     P.O. Box 8400, MSU 60
     Mankato, MN 56002-8400

     Brian L. Johnson and Joan M. Johnson.........................     6.97%
     P.O. Box 400
     Spooner, WI 54801

     Bayban, A Partnership........................................     5.76%
     c/o First State Bank Bayport
     950 N. Highway 95
     Bayport, MN 55003

     Guenther Patzeiberger........................................                    8.19%
     Cristobal Colon # 98
     Colon Echegaray Naucaipan
     Edo de Mexico 53310

LIMITED TERM INCOME FUND
     Var & Co.....................................................                                  86.54%
     P.O. Box 64482
     St. Paul, MN 55164

     First Trust NA as fiduciary for First Retirement.............                                  12.45%
     180 East Fifth Street
     St. Paul, MN 55101

     Fleet Wholesale Supply Co. et al. Retirement Plans...........    31.46%
     P.O. Box 5055
     Brainard, MN 56401

     Planned Parenthood of Minnesota..............................    10.18%
     1965 Ford Parkway
     St. Paul, MN 55116

INTERMEDIATE TERM INCOME FUND
     Var & Co.....................................................                                  87.27%
     P.O. Box 64482
     St. Paul, MN 55164

     First Trust NA as fiduciary for First Retirement.............                   11.55%
     180 East Fifth Street
     St. Paul, MN 55101

     First Bank NA Custodian of Fred L. Brucciani Rollover........     5.42%
     6808 Wooddale Avenue
     Edina, MN 55435


FIXED INCOME FUND
     Var & Co.....................................................                                  89.40%
     P.O. Box 64482
     St. Paul, MN 55164

     First Trust NA as fiduciary for First Retirement.............                                   8.92%
     180 East Fifth Street
     St. Paul, MN 55101

     Mankato State University Foundation Inc......................     6.32%
     P.O. Box 8400, MSU 60
     Mankato, MN 56002-8400

INTERMEDIATE GOVERNMENT BOND FUND
     Var & Co.....................................................                                  97.28%
     P.O. Box 64482
     St. Paul, MN 55164

     The Janice Gardner Foundation................................    14.32%
     11580 K-Tel Drive
     Minnetonka, MN 55343

     Gail B. Cox and Wilma M. Cox.................................     6.29%
     R.R. 2, Box 42
     Lawson, MO 64062

INTERMEDIATE TAX FREE FUND
     Var & Co.....................................................                                  96.55%
     P.O. Box 64482
     St. Paul, MN 55164

     Brian L. Johnson and Joan M. Johnson.........................    41.67%
     P.O. Box 400
     Spooner, WI 54801

     David E. Brainerd............................................    11.62%
     6 Oakbrook Dr., Unit K 306
     Oakbrook, IL 60521

MINNESOTA INSURED INTERMEDIATE TAX FREE FUND
     Var & Co.....................................................                                  98.74%
     P.O. Box 64482
     St. Paul, MN 55164

     Alfred P. Gale...............................................    21.86%
     2350 Highland Rd.
     Maple Plain, MN 55359

     Norwest Bank Minnesota Trustee for Clarence Holden...........    11.16%
     P.O. Box 1450 NW 8477
     Minneapolis, MN 55480

     Mildred J. Bague c/o First Trust NA..........................     5.52%
     P.O. Box CM-9551
     St. Paul, MN 55109

     Christine Simonson Irrevocable Trust.........................     5.36%
     2455 12th Street SE
     St. Cloud, MN 56304

COLORADO INTERMEDIATE TAX FREE FUND
     Var & Co.....................................................                                  96.10%
     P.O. Box 64482
     St. Paul, MN 55164

     Richard Lee Butler t/o/d Jamie L. Butler.....................     5.25%
     1260 S. Foothill Dr.
     Lakewood, CO 80228


                    NET ASSET VALUE AND PUBLIC OFFERING PRICE

         The method for determining the public offering price of the shares of a Fund is summarized in the Retail Class Prospectuses under the captions "Investing in the Funds" and "Determining the Price of Shares" and in the Institutional Class Prospectuses under the caption "Purchases and Redemptions of Shares." The net asset value of each Fund's shares is determined on each day during which the New York Stock Exchange (the "NYSE") is open for business. The NYSE is not open for business on the following holidays (or on the nearest Monday or Friday if the holiday falls on a weekend): New Year's Day, Washington's Birthday (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each year the NYSE may designate different dates for the observance of these holidays as well as designate other holidays for closing in the future. To the extent that the securities of a Fund are traded on days that the Fund is not open for business, such Fund's net asset value per share may be affected on days when investors may not purchase or redeem shares. This may occur, for example, where a Fund holds securities which are traded in foreign markets.

         On September 30, 1996, the net asset values per share for each class of shares of the Funds were calculated as follows:

                                                                                                   NET ASSET
                                                     NET ASSETS              SHARES             VALUE PER SHARE
                                                    (IN DOLLARS)    /      OUTSTANDING    =      (IN DOLLARS)
                                                    ------------           -----------           ------------
STOCK FUND
     Class A...................................       22,964,924    /       1,016,687     =           22.59
     Class B...................................       23,315,695    /       1,036,466     =           22.50
     Class C...................................      471,205,961    /      20,852,024     =           22.60

EQUITY INDEX FUND
     Class A...................................        6,221,031    /         401,729     =           15.49
     Class B...................................        8,252,085    /         534,890     =           15.43
     Class C...................................      348,538,291    /      22,523,322     =           15.47

BALANCED FUND
     Class A...................................       20,927,810    /       1,592,380     =           13.14
     Class B...................................       15,539,768    /       1,185,798     =           13.10
     Class C...................................      332,787,789    /      25,297,626     =           13.15

ASSET ALLOCATION FUND
     Class A...................................        1,841,038    /         149,106     =           12.35
     Class B...................................        2,299,828    /         187,059     =           12.29
     Class C...................................       54,781,450    /       4,438,357     =           12.34

EQUITY INCOME FUND
     Class A...................................        2,581,417    /         204,120     =           12.65
     Class B...................................        3,770,310    /         299,068     =           12.61
     Class C...................................       64,589,447    /       5,102,222     =           12.66

DIVERSIFIED GROWTH FUND
     Class A...................................        5,317,970    /         390,121     =           13.63
     Class B...................................        5,774,660    /         425,494     =           13.57
     Class C...................................      225,900,305    /      16,533,178     =           13.66

EMERGING GROWTH FUND
     Class A...................................        1,866,723    /         126,417     =           14.77
     Class B...................................          799,452    /          55,002     =           14.53
     Class C...................................       73,024,411    /       4,937,888     =           14.79

REGIONAL EQUITY FUND
     Class A...................................       25,325,203    /       1,429,605     =           17.71
     Class B...................................       27,671,229    /       1,583,535     =           17.47
     Class C...................................      259,137,595    /      14,596,599     =           17.75

SPECIAL EQUITY FUND
     Class A...................................       17,986,944    /         881,099     =           20.41
     Class B...................................       12,847,442    /         632,703     =           20.31
     Class C...................................      247,827,929    /      12,132,670     =           20.43

TECHNOLOGY FUND
     Class A...................................        4,798,551    /         249,274     =           19.25
     Class B...................................        4,881,501    /         259,003     =           18.85
     Class C...................................       64,601,535    /       3,349,509     =           19.29

HEALTH SCIENCES FUND
     Class A...................................          628,609    /          63,760     =            9.86
     Class B...................................          280,642    /          28,599     =            9.81
     Class C...................................       12,485,592    /       1,264,562     =            9.87

REAL ESTATE SECURITIES FUND
     Class A...................................          225,957    /          19,607     =           11.52
     Class B...................................          263,151    /          22,956     =           11.46
     Class C...................................       17,895,001    /       1,552,482     =           11.53

INTERNATIONAL FUND
     Class A...................................        1,964,324    /         191,084     =           10.28
     Class B...................................        1,174,308    /         115,860     =           10.14
     Class C...................................      135,238,312    /      13,122,945     =           10.31

LIMITED TERM INCOME FUND
     Class A...................................        7,626,870    /         769,841     =            9.91
     Class B...................................                *    /                     =
     Class C...................................       93,588,111    /       9,447,417     =            9.91

INTERMEDIATE TERM INCOME FUND
     Class A...................................        2,212,940    /         222,917     =            9.93
     Class B...................................                *    /                     =
     Class C...................................       98,701,854    /       9,942,822     =            9.93

FIXED INCOME FUND
     Class A...................................        8,331,489    /         773,634     =           10.77
     Class B...................................       16,092,140    /       1,501,772     =           10.72
     Class C...................................      391,211,135    /      36,360,388     =           10.76

INTERMEDIATE GOVERNMENT BOND FUND
     Class A...................................        3,319,386    /         361,319     =            9.19
     Class B...................................                *    /                     =
     Class C...................................      140,230,151    /      15,273,099     =            9.18

INTERMEDIATE TAX FREE FUND
     Class A...................................        2,617,934    /         245,627     =           10.66
     Class C...................................       66,994,445    /       6,289,564     =           10.65

MINNESOTA INSURED INTERMEDIATE TAX FREE FUND
     Class A...................................        3,915,868    /         395,308     =            9.91
     Class C...................................       93,393,746    /       9,427,149     =            9.91

COLORADO INTERMEDIATE TAX FREE FUND
     Class A...................................        2,861,607    /         274,680     =           10.42
     Class C...................................       48,926,833    /       4,696,789     =           10.42


*     Not in operation at September 30, 1996.


                                FUND PERFORMANCE

SEC STANDARDIZED PERFORMANCE FIGURES

     YIELD FOR THE FUNDS. Yield for the Funds is a measure of the net investment income per share (as defined) earned over a 30-day period expressed as a percentage of the maximum offering price of a Fund's shares at the end of the period. Based upon the 30-day period ended September 30, 1996, the yields for the Class A, Class B and Class C Shares of the Funds were as follows:

                                                               CLASS A           CLASS B          CLASS C
                                                               -------           -------          -------
Stock Fund................................................       1.36%             0.70%            1.66%
Equity Index Fund.........................................       1.59%             0.95%            1.91%
Balanced Fund.............................................       2.96%             2.37%            3.35%
Asset Allocation Fund.....................................       2.91%             2.31%            3.30%
Equity Income Fund........................................       3.14%             2.55%            3.53%
Diversified Growth Fund...................................       0.87%             0.18%            1.16%
Emerging Growth Fund......................................          0%                0%               0%
Regional Equity Fund......................................       0.21%                0%            0.47%
Special Equity Fund.......................................       0.54%                0%            0.81%
Technology Fund...........................................          0%                0%               0%
Health Sciences Fund......................................       0.13%                0%            0.31%
Real Estate Securities Fund...............................       5.91%             5.46%            6.42%
International Fund........................................          0%                0%               0%
Limited Term Income Fund..................................       5.62%                 *            5.73%
Intermediate Term Income Fund.............................       5.72%                 *            5.95%
Fixed Income Fund.........................................       5.70%             5.17%            6.18%
Intermediate Government Bond Fund.........................       5.61%                 *            5.79%
Intermediate Tax Free Fund................................       4.10%                 *            4.22%
Minnesota Insured Intermediate Tax Free Fund..............       4.28%                 *            4.41%
Colorado Intermediate Tax Free Fund.......................       4.36%                 *            4.49%


*     Not in operation at September 30, 1996.

Such yield figures were determined by dividing the net investment income per share earned during the specified 30-day period by the maximum offering price per share on the last day of the period, according to the following formula:

         Yield   =     2 [((a - b) / cd) + 1)^6 - 1]

         Where:   a  =   dividends and interest earned during the period
                  b  =   expenses accrued for the period (net of reimbursements)
                  c  =   average daily number of shares outstanding
                         during the period that were entitled to receive
                         dividends
                  d  =   maximum offering price per share on
                         the last day of the period

         TAX EQUIVALENT YIELD FOR TAX FREE FUNDS. Tax equivalent yield is the yield that a taxable investment must generate in order to equal a Fund's yield for an investor in a stated federal or combined federal/state income tax bracket. The tax equivalent yield for each tax free Fund named below is computed by dividing that portion of such Fund's yield (computed as described above) that is tax exempt by one minus the stated federal or combined federal/state income tax rate, and adding the resulting number to that portion, if any, of such Fund's yield that is not tax exempt. Based upon the maximum federal income tax rate of 39.6% and the combined maximum federal/state tax rates of 44.7% for Minnesota and 42.6% for Colorado, the tax equivalent yields for the tax free Funds named below for the 30-day period ended September 30, 1996, computed as described above, were as follows:

                                                              CLASS A  CLASS C
                                                              -------  -------

Intermediate Tax Free Fund................................      6.79%    6.99%
Minnesota Insured Intermediate Tax Free Fund..............      7.74%    7.97%
Colorado Intermediate Tax Free Fund.......................      7.60%    7.82%

         TOTAL RETURN. Total return measures both the net investment income generated by, and the effect of any realized or unrealized appreciation or depreciation of, the underlying investments in a Fund's portfolio. The Fund" average annual and cumulative total return figures are computed in accordance with the standardized methods prescribed by the Securities and Exchange Commission.

         AVERAGE ANNUAL TOTAL RETURN. Average annual total return figures are computed by determining the average annual compounded rates of return over the periods indicated in the advertisement, sales literature or shareholders' report, that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                  P(1 + T)^n  =  ERV

                  Where:   P       =   a hypothetical initial payment of $1,000
                           T       =   average annual total return
                           n       =   number of years
                           ERV     =   ending redeemable value at the end of the
                                       period of a hypothetical $1,000 payment
                                       made at the beginning of such period

This calculation (i) assumes all dividends and distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectuses, and (ii) deducts (a) the maximum sales charge from the hypothetical initial $1,000 investment (if applicable), and (b) all recurring fees, such as advisory fees, charged as expenses to all shareholder accounts.

         CUMULATIVE TOTAL RETURN. Cumulative total return is computed by finding the cumulative compounded rate of return over the period indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                  CTR         =    ((ERV - P) / P ) 10

                  Where:     CTR    = cumulative total return
                             ERV    = ending redeemable value at the end of, the
                                      period of a hypothetical $1,000 payment
                                      made at the beginning of such period; and
                             P      = initial payment of $1,000

This calculation (i) assumes all dividends and distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectuses, and (ii) deducts (a) the maximum sales charge from the hypothetical initial $1,000 investment (if applicable), and (b) all recurring fees, such as advisory fees, charged as expenses to all shareholder accounts.

         Based on the foregoing, the average annual and aggregate total returns for each class of the Funds from inception through September 30, 1996 were as follows. The performance for Class A and Class B Shares will normally be lower than for Class C Shares because Class A and Class B Shares are subject to sales and distribution charges and/or shareholder servicing fees not charged to Class C Shares.





                                                                     Average Annual
                         Cumulative           ------------------------------------------------------------------
                      Since Inception*        Since Inception*           One Year                Five Year
                     ------------------       ------------------     -------------------      ------------------
                     Without      With        Without     With       Without      With        Without     With
                      Sales       Sales        Sales      Sales       Sales       Sales        Sales      Sales
                      Charge      Charge       Charge     Charge      Charge      Charge       Charge     Charge
STOCK FUND
   Class A........... 222.32%     207.86%      14.27%     13.67%      23.90%      18.33%       16.01%     14.95%
   Class B...........  52.21%      48.21%      21.85%     20.33%      23.08%      18.08%           **         **
   Class C...........  58.67%                  19.01%                 24.32%                       **

EQUITY INDEX FUND
   Class A...........  72.16%      64.43%      15.39%     14.00%      19.75%      14.35%           **         **
   Class B...........  52.83%      48.83%      22.08%     20.57%      18.95%      13.95%           **         **
   Class C...........  55.25%                  18.04%                 19.98%                       **

BALANCED FUND
   Class A...........  58.53%      51.42%      12.91%     11.55%      15.61%      10.42%           **         **
   Class B...........  36.50%      32.50%      15.76%     14.15%      14.78%       9.78%           **         **
   Class C...........  39.20%                  13.28%                 15.89%                       **

ASSET ALLOCATION FUND
   Class A...........  47.30%      40.69%      10.75%      9.41%      12.09%       7.07%           **         **
   Class B...........  32.15%      28.15%      14.01%     12.37%      11.29%       6.29%           **         **
   Class C...........  33.35%                  11.46%                 12.37%                       **

EQUITY INCOME FUND
   ***Class A........  41.30%      34.99%      14.72%     12.66%      16.41%      11.17%           **         **
   Class B...........  36.20%      32.20%      15.64%     14.03%      15.66%      10.66%           **         **
   Class C...........  38.71%                  16.34%                 16.79%                       **

DIVERSIFIED GROWTH FUND
   ***Class A........  54.62%      47.65%      18.90%     16.74%      17.38%      12.13%           **         **
   Class B...........  55.85%      51.85%      23.21%     21.71%      16.41%      11.41%           **         **
   Class C...........  58.35%                  23.69%                 17.58%                       **

EMERGING GROWTH FUND
   Class A...........  54.41%      47.48%      19.06%     16.88%      13.21%       8.13%           **         **
   Class B...........  53.23%      49.23%      22.23%     20.72%      12.32%       7.32%           **         **
   Class C...........  54.77%                  19.17%                 13.39%                       **

REGIONAL EQUITY FUND
   Class A........... 100.99%      91.97%      20.20%     18.75%      10.97%       5.96%           **         **
   Class B...........  58.38%      54.38%      24.15%     22.66%      10.14%       5.14%           **         **
   Class C...........  59.63%                  19.29%                 11.27%                       **

SPECIAL EQUITY FUND
   Class A........... 258.58%     242.49%      15.66%     15.06%      25.23%      19.61%       18.06%     16.98%
   Class B...........  46.07%      42.07%      19.51%     17.96%      24.35%      19.35%           **         **
   Class C...........  52.09%                  17.13%                 25.61%                       **

TECHNOLOGY FUND
   Class A........... 120.60%     110.70%      37.40%     34.88%      18.60%      13.26%           **         **
   Class B........... 119.69%     115.69%      44.80%     43.56%      17.75%      12.75%           **         **
   Class C........... 121.06%                  37.51%                 18.85%                       **

HEALTH SCIENCES FUND
   Class A........... (1.32)%     (5.75)%     (1.98)%    (8.51)%          **          **           **         **
   Class B........... (1.86)%     (6.77)%     (2.78)%    (9.99)%          **          **           **         **
   Class C........... (1.20)%                 (1.79)%                     **                       **

REAL ESTATE SECURITIES FUND
   Class A...........  18.17%      12.84%      18.12%     12.80%      18.17%      12.84%           **         **
   Class B...........  17.00%      12.00%      16.95%     11.97%      17.00%      12.00%           **         **
   Class C...........  24.68%                  19.27%                 18.53%                       **

INTERNATIONAL FUND
   Class A...........   4.90%       0.18%       1.95%      0.07%       1.84%     (2.70)%           **         **
   Class B...........   0.73%     (3.24)%       0.34%    (1.54)%       1.02%     (3.95)%           **         **
   Class C...........   5.17%                   2.04%                  2.11%                       **

LIMITED TERM INCOME FUND
   Class A...........  19.55%      17.21%       4.82%      4.27%       5.93%       3.83%           **         **
   Class B...........      **          **          **         **          **          **           **         **
   Class C...........  14.29%                   5.16%                  5.93%                       **

INTERMEDIATE TERM INCOME FUND
   Class A...........  23.85%      19.20%       5.80%      4.74%       5.63%       1.65%           **         **
   Class B...........      **          **          **         **          **          **           **         **
   Class C...........  15.00%                   5.41%                  5.63%                       **

FIXED INCOME FUND
   Class A...........  99.27%      91.79%       8.17%      7.70%       4.64%       0.70%        7.05%      6.24%
   Class B...........  15.12%      11.12%       6.85%      5.08%       3.93%     (0.98)%           **         **
   Class C...........  14.57%                   5.26%                  4.90%                       **

INTERMEDIATE GOVERNMENT BOND FUND
   Class A...........  75.52%      70.24%       6.62%      6.25%       4.85%       1.68%        5.41%      4.77%
   Class B...........      **          **          **         **          **          **           **         **
   Class C...........  13.12%                   4.76%                  4.74%                       **

INTERMEDIATE TAX FREE FUND
   Class A...........  66.74%      61.72%       6.00%      5.63%       4.45%       1.33%        5.58%      4.93%
   Class C...........  10.59%                   3.87%                  4.35%                       **

MINNESOTA INSURED INTERMEDIATE TAX FREE FUND
   Class A...........  11.76%       8.40%       4.38%      3.16%       4.80%       1.63%           **         **
   Class C...........  11.75%                   4.38%                  4.80%                       **

COLORADO INTERMEDIATE TAX FREE FUND
   Class A...........  17.49%      13.96%       6.69%      5.39%       4.39%       1.21%           **         **
   Class C...........  17.49%                   6.69%                  4.39%                       **


* Inception dates are as follows: Stock Fund, Class A, December 22, 1987; Class B, August 15, 1994; Class C, February 4, 1994; Equity Index Fund, Class A, December 14, 1992; Class B, August 15, 1994; Class C, February 4, 1994; Balanced Fund, Class A, December 14, 1992; Class B, August 15, 1994; Class C, February 4, 1994; Asset Allocation Fund, Class A, December 14, 1992; Class B, August 15, 1994; Class C, February 4, 1994; Equity Income Fund, Class A, December 18, 1992; Class B, August 15, 1994; Class C, August 2, 1994; Diversified Growth Fund, Class A, December 18, 1992; Class B, August 15, 1994; Class C, August 2, 1994; Emerging Growth Fund, Class A, April 4, 1994; Class B, August 15, 1994; Class C, April 4, 1994; Regional Equity Fund, Class A, December 14, 1992; Class B, August 15, 1994; Class C, February 4, 1994; Special Equity Fund, Class A, December 22, 1987; Class B, August 15, 1994; Class C, February 4, 1994; Technology Fund, Class A, April 4, 1994; Class B, August 15, 1994; Class C, April 4, 1994; Health Sciences Fund, Class A, Class B and Class C, January 31, 1996; Real Estate Securities Fund, Class A, September 29, 1995; Class B, September 29, 1995; Class C, June 30, 1995; International Fund, Class A, April 7, 1994; Class B, August 15, 1994; Class C, April 4, 1994; Limited Term Income Fund, Class A, December 14, 1992; Class B, August 15, 1994 (closed January 31, 1995); Class C, February 4, 1994; Intermediate Term Income Fund, Class A, December 14, 1992; Class B, not in operation at September 30, 1996; Class C, February 4, 1994; Fixed Income Fund, Class A, December 22, 1987; Class B, August 15, 1994; Class C, February 4, 1994; Intermediate Government Bond Fund, Class A, December 22, 1987; Class B, not in operation at September 30, 1996; Class C, February 4, 1994; Intermediate Tax Free Fund, Class A, December 22, 1987; Class C, February 4, 1994; Minnesota Insured Intermediate Tax Free Fund, Class A, February 25, 1994; Class C, February 28, 1994; Colorado Intermediate Tax Free Fund, Class A, April 4, 1994; Class C, April 4, 1994.

**   Not in operation for entire period.

*** Performance is presented for the period beginning March 25, 1994, the date First Bank National Association became the Adviser. The per share income and capital changes for these Funds since inception can be found in the financial highlights section of the prospectus and annual report to shareholders. Total return figures from inception of these Funds are available upon request from the Funds' Distributor SEI Financial Services Company, Oaks, Pennsylvania 19456, telephone (800) 637-2548.

NON-STANDARD DISTRIBUTION RATES

         HISTORICAL DISTRIBUTION RATES. The Funds' historical annualized distribution rates are computed by dividing the income dividends of a Fund for a stated period by the maximum offering price on the last day of such period. For the one-year period ended September 30, 1996, the historical distribution rates of the Class A, Class B and Class C Shares of the Funds were as follows:

                                                               CLASS A           CLASS B          CLASS C
                                                               -------           -------          -------
Stock Fund................................................       1.55%             0.99%            1.85%
Equity Index Fund.........................................       1.68%             1.13%            1.98%
Balanced Fund.............................................       2.85%             2.34%            3.21%
Asset Allocation Fund.....................................       2.61%             2.08%            2.97%
Equity Income Fund........................................       2.97%             2.45%            3.34%
Diversified Growth Fund...................................       1.05%             0.58%            1.29%
Emerging Growth Fund......................................          0%                0%            0.09%
Regional Equity Fund......................................       0.22%             0.03%            0.32%
Special Equity Fund.......................................       0.94%             0.47%            1.17%
Technology Fund...........................................          0%                0%               0%
Health Sciences Fund......................................       0.08%             0.04%            0.11%
Real Estate Securities Fund...............................       5.63%             5.44%            6.10%
International Fund........................................       1.77%             1.57%            1.92%
Limited Term Income Fund..................................       5.76%                 *            5.87%
Intermediate Term Income Fund.............................       5.29%                 *            5.50%
Fixed Income Fund.........................................       5.41%             4.93%            5.87%
Intermediate Government Bond Fund.........................       5.70%                 *            5.88%
Intermediate Tax Free Fund................................       4.20%                 *            4.34%
Minnesota Insured Intermediate Tax Free Fund..............       4.38%                 *            4.52%
Colorado Intermediate Tax Free Fund.......................       4.58%                 *            4.72%


*     Not in operation at September 30, 1996.

         ANNUALIZED CURRENT DISTRIBUTION RATES. The Funds' annualized current distribution rates are computed by dividing a Fund's income dividends for a specified month (or three-month period, in the case of an equity Fund) by the number of days in that month (or three-month period, in the case of an equity
Fund) and multiplying by 365, and dividing the resulting figure by the maximum offering price on the last day of the specified period. The annualized current distribution rates for the one or three-month period (as appropriate) ended September 30, 1996 for Funds were as follows:

                                                               CLASS A           CLASS B          CLASS C
                                                               -------           -------          -------
Stock Fund................................................       1.20%             0.56%            1.49%
Equity Index Fund.........................................       1.79%             1.18%            2.12%
Balanced Fund.............................................       2.80%             2.26%            3.18%
Asset Allocation Fund.....................................       2.96%             2.40%            3.35%
Equity Income Fund........................................       2.24%             1.65%            2.59%
Diversified Growth Fund...................................          0%                0%               0%
Emerging Growth Fund......................................          0%                0%               0%
Regional Equity Fund......................................          0%                0%               0%
Special Equity Fund.......................................          0%                0%               0%
Technology Fund...........................................          0%                0%               0%
Health Sciences Fund......................................          0%                0%               0%
Real Estate Securities Fund...............................       5.70%             5.36%            6.16%
International Fund........................................          0%                0%               0%
Limited Term Income Fund..................................       5.90%                 *            6.02%
Intermediate Term Income Fund.............................       5.89%                 *            6.13%
Fixed Income Fund.........................................       5.52%             5.03%            5.99%
Intermediate Government Bond Fund.........................       5.65%                 *            5.83%
Intermediate Tax Free Fund................................       4.10%                 *            4.23%
Minnesota Insured Intermediate Tax Free Fund..............       4.29%                 *            4.42%
Colorado Intermediate Tax Free Fund.......................       4.42%                 *            4.55%


*     Not in operation at September 30, 1996.

         TAX EQUIVALENT DISTRIBUTION RATES. The tax equivalent distribution rate for the tax free Funds is computed by dividing that portion of such a Fund's annualized current distribution rate (computed as described above) which is tax-exempt by one minus the stated federal or combined federal/state income tax rate, and adding the resulting figure to that portion, if any, of the annualized current distribution rate which is not tax-exempt. Based upon the maximum federal or combined federal/state income tax rates set forth above under "-- SEC Standardized Performance Figures -- Tax Equivalent Yield for Tax Free Funds," the annualized current distribution rates for the month ended September 30, 1996, for each class of the tax free Funds were as follows:

                                                                    CLASS A                CLASS C
                                                                    -------                -------
Intermediate Tax Free Fund................................            6.79%                  7.00%
Minnesota Insured Intermediate Tax Free Fund..............            7.76%                  7.99%
Colorado Intermediate Tax Free Fund.......................            7.70%                  7.93%



CERTAIN PERFORMANCE COMPARISONS

         The Funds may compare their performance to that of certain published or otherwise widely disseminated indices or averages compiled by third parties. The Funds, and the indices and averages to which they may compare their performance, are as follows, among others:

         STOCK FUND may compare its performance to the STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS ("S&P 500"), which is a composite index of common stocks in industrial, transportation, and financial and public utility companies. The S&P 500 index assumes reinvestment of all dividends paid by stocks listed in its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in Standard & Poor's figures. Stock Fund also may compare its performance to the LIPPER GROWTH & INCOME AVERAGE, which is an average of funds which combine a growth of earnings orientation and an income requirement for level and/or rising dividends.

         EQUITY INDEX FUND may compare its performance to the S&P 500, which is described above, and to the LIPPER S&P 500 INDEX FUND AVERAGE.

         BALANCED FUND may compare its performance to the S&P 500, which is described above. Balanced Fund also may compare its performance to the LEHMAN GOVERNMENT/CORPORATE (TOTAL) INDEX, which is a market weighted index comprised of all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues; all publicly issued debt of U.S. Government agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. Government; and all publicly issued, fixed rate, nonconvertible investment grade dollar-denominated SEC-registered corporate debt. Balanced Fund also may compare its performance to the LIPPER BALANCED AVERAGE, which is an average of funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Balanced Fund also may compare its performance to a composite constructed from the S&P 500 and the Lehman Government/Corporate (Total) Index.

         ASSET ALLOCATION FUND may compare its performance to the S&P 500 and the LEHMAN GOVERNMENT/CORPORATE (TOTAL) INDEX, each of which is described above. Asset Allocation Fund also may compare its performance to the LIPPER FLEXIBLE PORTFOLIO AVERAGE, which is an average of funds which allocate investments across various asset classes, including domestic common stocks, bonds and money market instruments, with a focus on total return.

         EQUITY INCOME FUND may compare its performance to the S&P 500 and the LEHMAN GOVERNMENT/CORPORATE (TOTAL) INDEX, each of which is described above, and to a composite constructed from these two indices. Equity Income Fund also may compare its performance to the LIPPER EQUITY INCOME AVERAGE, which is an average of funds which seek relatively high current income and growth of income through investing 60% or more of their portfolios in equities.

         DIVERSIFIED GROWTH FUND may compare its performance to the S&P 500 and the LIPPER GROWTH & INCOME AVERAGE, each of which is described above.

         EMERGING GROWTH FUND may compare its performance to the RUSSELL 2000 INDEX, which is a broadly diversified index consisting of approximately 2,000 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks. Emerging Growth Fund also may compare its performance to the LIPPER SMALL COMPANY GROWTH AVERAGE, which is an average of funds which limit their investments to smaller capitalization companies.

         REGIONAL EQUITY FUND may compare its performance to the RUSSELL 2000 INDEX and the LIPPER SMALL COMPANY GROWTH AVERAGE, each of which is described above.

         SPECIAL EQUITY FUND may compare its performance to the S&P 400 MIDCAP AVERAGE, which is a capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market where the median market capitalization is approximately $700 million. Special Equity Fund also may compare its performance to the LIPPER MID-CAP AVERAGE, which is an average of funds which limit their investments to companies with average market capitalizations and/or revenues between $800 million and the average market capitalization of the Wilshire 4500 Index.

         TECHNOLOGY FUND may compare its performance to the LIPPER TECHNOLOGY AVERAGE, which is an average of funds which invest in technology-related equities.

         HEALTH SCIENCES FUND may compare its performance to that of the LIPPER HEALTH/BIOTECHNOLOGY AVERAGE, which is an average of funds which invest at least 65% of their equity portfolio in shares of companies engaged in health care, medicine and biotechnology.

         REAL ESTATE SECURITIES FUND may compare its performance to the NAREIT EQUITY REIT INDEX, which is a market weighted index based on the last closing price of the month for all tax-qualified Equity REITs listed on the New York Stock Exchange, the American Stock Exchange and the NASDAQ National Market System. Equity REITs are defined as REITs with 75% or more of their gross invested book assets invested directly or indirectly in the equity ownership of real estate. Only common shares issued by an Equity REIT are included in the index. Real Estate Securities Fund also may compare its performance to the LIPPER REAL ESTATE AVERAGE, which is an average of real estate-oriented funds.

         INTERNATIONAL FUND may compare its performance to that of the MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALIA AND FAR EAST ("EAFE") INDEX, which is an aggregate of 15 individual country indices that collectively represent many of the major markets of the world, excluding the United States and Canada. International Fund also may compare its performance to the LIPPER INTERNATIONAL AVERAGE, which is an average of funds which primarily invest in equity securities whose primary trading markets are outside the United States.

         LIMITED TERM INCOME FUND may compare its performance to the MERRILL LYNCH ONE-YEAR TREASURY INDEX, which is an unmanaged index of a one-year constant maturity Treasury bill. Limited Term Income Fund also may compare its performance to the LIPPER SHORT INVESTMENT GRADE DEBT AVERAGE, which is an average of funds which invest at least 65% of assets in investment grade debt issues with dollar-weighted average maturities of five years or less.

         INTERMEDIATE TERM INCOME FUND may compare its performance to the LEHMAN INTERMEDIATE GOVERNMENT/CORPORATE INDEX, which is a market weighted index comprised of all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues; all publicly issued debt of U.S. Government agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. Government; and all publicly issued, fixed rate, nonconvertible investment grade dollar-denominated SEC-registered corporate debt, in each case with maturities of up to ten years. Intermediate Term Income Fund also may compare its performance to the LIPPER SHORT-INTERMEDIATE INVESTMENT GRADE DEBT AVERAGE, which is an average of funds which invest at least 65% of assets in investment grade debt with dollar-weighted average maturities of one to five years.

         FIXED INCOME FUND may compare its performance to the LEHMAN GOVERNMENT/CORPORATE (TOTAL) INDEX, which is described above. Fixed Income Fund also may compare its performance to the LIPPER CORPORATE DEBT FUNDS A-RATED AVERAGE, which is an average of funds which invest 65% or more of assets in corporate debt issues rated "A" or better or government issues.

         INTERMEDIATE GOVERNMENT BOND FUND may compare its performance to the LEHMAN INTERMEDIATE GOVERNMENT INDEX, which is a market weighted index comprised of all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues, and all publicly issued debt of U.S. Government agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. Government, in each case with maturities of up to ten years. Intermediate Government Bond Fund also may compare its performance to the LIPPER SHORT-INTERMEDIATE U.S. GOVERNMENT AVERAGE, which is an average of funds which invest at least 65% of assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities with dollar-weighted average maturities of one to five years.

         INTERMEDIATE TAX FREE FUND may compare its performance to the LEHMAN 7-YEAR G.O. INDEX, which is an unmanaged index comprised of state and local general obligation issues with maturities between 6 and 8 years which were issued as part of a transaction of at least $50 million and which have a minimum credit rating of at least Baa. Intermediate Tax Free Fund also may compare its performance to the LIPPER INTERMEDIATE MUNICIPAL DEBT AVERAGE, which is an average of funds which invest in municipal debt issues with dollar-weighted average maturities of five to ten years.

         MINNESOTA INSURED INTERMEDIATE TAX FREE FUND may compare its performance to the LEHMAN 7- YEAR G.O. INDEX and the LIPPER INTERMEDIATE MUNICIPAL DEBT AVERAGE, each of which is described above.

         COLORADO INTERMEDIATE TAX FREE FUND may compare its performance to the LEHMAN 7-YEAR G.O. INDEX and the LIPPER INTERMEDIATE MUNICIPAL DEBT AVERAGE, each of which is described above.

         Each of the Funds also may compare its performance to the CONSUMER PRICE INDEX, which is a measure of the average change in prices over time in a fixed market basket of goods and services.


                                    TAXATION

         The tax status of the Funds and the distributions that the Funds will make to shareholders are summarized in the Prospectuses in the sections entitled "Federal Income Taxes" (or, in the Prospectuses for the Tax Free Funds, "Income Taxes"). Each Fund intends to fulfill the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as a regulated investment company. If so qualified, each Fund will not be liable for federal income taxes to the extent it distributes its taxable income to its shareholders.

         To qualify under Subchapter M for tax treatment as a regulated investment company, each Fund must, among other things: (1) derive at least 90% of its gross income from dividends, interest, and certain other types of payments related to its investment in stock or securities; (2) distribute to its shareholders at least 90% of its investment company taxable income (as that term is defined in the Code determined without regard to the deduction for dividends paid) and 90% of its net tax-exempt income; (3) derive less than 30% of its annual gross income from the sale or other disposition of stock, securities, options, futures, or forward contracts held for less than three months; and (4) diversify its holdings so that, at the end of each fiscal quarter of the Fund,
(a) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities and securities of other regulated investment companies, and other securities, with these other securities limited, with respect to any one issuer, to an amount no greater than 5% of the Fund's total assets and no greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the market value of the Fund's total assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies).

         Each Fund is subject to a nondeductible excise tax equal to 4% of the excess, if any, of the amount required to be distributed for each calendar year over the amount actually distributed. For this purpose, any amount on which the Fund is subject to corporate-level income tax is considered to have been distributed. In order to avoid the imposition of this excise tax, each Fund must declare and pay dividends representing 98% of its net investment income for that calendar year and 98% of its capital gains (both long-term and short-term) for the twelve-month period ending October 31 of the calendar year.

                  Any loss on the sale or exchange of shares of a Fund generally will be disallowed to the extent that a shareholder acquires or contracts to acquire shares of the same Fund within 30 days before or after such sale or exchange. Furthermore, if Fund shares with respect to which a long-term capital gain distribution has been made are held for less than six months, any loss on the sale or exchange of such shares will be treated as a long-term capital loss to the extent of such long-term capital gain distribution. Furthermore, if a shareholder of any of the Tax-Free Funds receives an exempt-interest dividend from such fund and then disposes of his or her shares in such fund within six months after acquiring them, any loss on the sale or exchange of such shares will be disallowed to the extent of the exempt-interest dividend.

         If one of the Tax-Free Funds disposes of a municipal obligation that it acquired after April 30, 1993 at a market discount, it must recognize any gain it realizes on the disposition as ordinary income (and not as capital gain) to the extent of the accrued market discount.

         For federal tax purposes, if a shareholder exchanges shares of a Fund for shares of any other FAIF Fund pursuant to the exchange privilege (see "Investing in the Funds -- Exchange Privilege" in the Prospectuses for Class A and Class B Shares, and "Purchases and Redemptions of Shares -- Exchange Privilege" in the Prospectuses for Class C Shares), such exchange will be considered a taxable sale of the shares being exchanged. Furthermore, if a shareholder of Retail Class Shares carries out the exchange within 90 days of purchasing shares in a fund on which he or she has incurred a sales charge, the sales charge cannot be taken into account in determining the shareholder's gain or loss on the sale of those shares to the extent that the sales charge that would have been applicable to the purchase of the later-acquired shares in the other fund is reduced because of the exchange privilege. However, the amount of any sales charge that may not be taken into account in determining the shareholder's gain or loss on the sale of the first-acquired shares may be taken into account in determining gain or loss on the eventual sale or exchange of the later-acquired shares.

         Dividends generally are taxable to shareholders at the time they are paid. However, dividends declared in October, November and December, made payable to shareholders of record in such a month and actually paid in January of the following year are treated as paid and are thereby taxable to shareholders as of December 31.

         If a Fund invests in U.S. Treasury inflation-protection securities, it will be required to treat as original issue discount any increase in the principal amount of the securities that occurs during the course of its taxable year. If a Fund purchases such inflation-protection securities that are issued in stripped form either as stripped bonds or coupons, it will be treated as if it had purchased a newly issued debt instrument having original issue discount. Generally, the original issue discount equals the difference between the "stated redemption price at maturity" of the obligation and its "issue price" as those terms are defined in the Code. A Fund holding an obligation with original issue discount is required to accrue as ordinary income a portion of such original issue discount even though it receives no cash currently as interest payment corresponding to the amount of the original issue discount. Because each Fund is required to distribute substantially all of its net investment income (including accrued original issue discount) in order to be taxed as a regulated investment company, it may be required to distribute an amount greater than the total cash income it actually receives. Accordingly, in order to make the required distributions, a Fund may be required to borrow or liquidate securities. The extent to which a Fund may liquidate securities at a gain may be limited by the requirement that less than 30% of the Fund's gross income (on an annual basis) consists of gains from the sale of securities held for less than three months.

         Under Code Section 1256, except for the transactions the Fund has identified as hedging transactions, each Fund is required for federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on futures contracts, options, and (in the case of International
Fund) forward currency contracts as of the end of the year as well as those actually realized during the year. Except for transactions in futures contracts, options, or forward currency contracts that are classified as part of a "mixed straddle," gain or loss recognized with respect to such contracts or options is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. In the case of a transaction classified as a "mixed straddle," the recognition of losses may be deferred to a later taxable year.

         Sales of forward currency contracts that are intended to hedge against a change in the value of securities or currencies held by a Fund may affect the holding period of such securities or currencies and, consequently, the nature of the gain or loss on such securities or currencies upon disposition.

         As stated above, the Code requires a regulated investment company to diversify its holdings. The Internal Revenue Service has not made its position clear regarding the treatment of futures contracts and options for purposes of the diversification test, and the extent to which a Fund can buy or sell futures contracts and options may be limited by this requirement.

         It is expected that any net gain realized from the closing out of futures contracts, options, or forward currency contracts will be considered gain from the sale of securities or currencies and therefore qualifying income for purposes of the 90% of gross income from qualified sources requirement, as discussed above. In order to avoid realizing excessive gains on securities or currencies held less than three months, each Fund may be required to defer the closing out of futures contracts, options, or forward currency contracts beyond the time when it would otherwise be advantageous to do so. It is expected that unrealized gains on futures contracts, options, or forward currency contracts, which have been open for less than three months as of the end of a Fund's fiscal year and which are recognized for tax purposes, will not be considered gains on securities or currencies held less than three months for purposes of the 30% test, as discussed above.

         Any realized gain or loss on closing out a futures contract, option, or forward currency contract such as a forward commitment for the purchase or sale of foreign currency will generally result in a recognized capital gain or loss for tax purposes. Code Section 988 may also apply to forward currency contracts. Under Section 988, each foreign currency gain or loss is generally computed separately and treated as ordinary income or loss. In the case of overlap between Sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. International Fund will attempt to monitor
Section 988 transactions to avoid an adverse tax impact.

         Each Fund will distribute to shareholders annually any net long-term capital gains that have been recognized for federal income tax purposes (including unrealized gains at the end of the Fund's fiscal year) on futures contract, option, or forward currency contract transactions. Such distributions will be combined with distributions of capital gains realized on the Fund's other investments.

         Pursuant to the Code, distributions of net investment income by a Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation, or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by a Fund to a foreign shareholder is `'effectively connected" with a U.S. trade or business of such shareholder, in which case the reporting and withholding requirements applicable to U.S. citizens or domestic corporations will apply. Distributions of net long-term capital gains are not subject to tax withholding but, in the case of a foreign shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. income tax at a rate of 30% if the individual is physically present in the U.S. for more than 182 days during the taxable year. Each Fund will report annually to its shareholders the amount of any withholding.

         The foregoing relates only to federal income taxation and is a general summary of the federal tax law in effect as of the date of this Statement of Additional Information.


                                     RATINGS

         A rating of a rating service represents that service's opinion as to the credit quality of the rated security. However, such ratings are general and cannot be considered absolute standards of quality or guarantees as to the creditworthiness of an issuer. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. Markets values of debt securities may change as a result of a variety of factors unrelated to credit quality, including changes in market interest rates.

         When a security has been rated by more than one service, the ratings may not coincide, and each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons. In general, the Funds are not required to dispose of a security if its rating declines after it is purchased, although they may consider doing so.

RATINGS OF CORPORATE DEBT OBLIGATIONS AND MUNICIPAL BONDS

         STANDARD & POOR'S CORPORATION

         AAA: Securities rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

         AA: Securities rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only to a small degree.

         A: Securities rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

         BBB: Securities rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Although such securities normally exhibit adequate protection standards, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for securities in this category than for those in higher rated categories.

Debt rated BB, B, CCC, CC, and C by Standard & Poor's is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         BB: Securities rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

         B: Securities rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

         CCC: Securities rated CCC have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

         MOODY'S INVESTORS SERVICE, INC.

         Aaa: Securities which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Securities which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade securities. They are rated lower than the best securities because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater magnitude, or there may be other elements present which make the long-term risks appear somewhat greater than in Aaa securities.

         A: Securities which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Securities which are rated Baa are considered as medium grade obligations, being neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics, and in fact have some speculative characteristics.

         Ba: An issue which is rated Ba is judged to have speculative elements; its future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes issues in this class.

         B: An issue which is rated B generally lacks characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: An issue which is rated Caa is of poor standing. Such an issue may be in default or there may be present elements of danger with respect to principal or interest.

Those securities in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa-1, A-1 and Baa-1. Other Aa, A and Baa securities comprise the balance of their respective groups. These rankings (1) designate the securities which offer the maximum in security within their quality groups, (2) designate securities which can be bought for possible upgrading in quality, and (3) additionally afford the investor an opportunity to gauge more precisely the relative attractiveness of offerings in the marketplace.

RATINGS OF PREFERRED STOCK

         STANDARD & POOR'S CORPORATION. Standard & Poor's ratings for preferred stock have the following definitions:

         AAA: An issue rated "AAA" has the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

         AA: A preferred stock issue rated "AA" also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."

         A: An issue rated "A" is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

         BBB: An issue rated "BBB" is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the category.

         MOODY'S INVESTORS SERVICE, INC. Moody's ratings for preferred stock include the following:

         aaa: An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

         aa: An issue which is rated "aa" is considered a high grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

         a: An issue which is rate "a" is considered to be an upper medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

         baa: An issue which is rated "baa" is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

RATINGS OF MUNICIPAL NOTES

         STANDARD & POOR'S CORPORATION

         SP-1: Very strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

         SP-2:  Satisfactory capacity to pay principal and interest.

         SP-3:  Speculative capacity to pay principal and interest.

None of the Funds will purchase SP-3 municipal notes.

         MOODY'S INVESTORS SERVICE, INC. Generally, Moody's ratings for state and municipal short-term obligations are designated Moody's Investment Grade ("MIG"); however, where an issue has a demand feature which makes the issue a variable rate demand obligation, the applicable Moody's rating is "VMIG."

         MIG 1/VMIG 1: This designation denotes the best quality. There is strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

         MIG 2/VMIG 2: This designation denotes high quality, with margins of protection ample although not so large as available in the preceding group.

         MIG 3/VMIG 3: This designation denotes favorable quality, with all security elements accounted for, but lacking the strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

None of the Funds will purchase MIG 3/VMIG 3 municipal notes.

RATINGS OF COMMERCIAL PAPER

         STANDARD & POOR'S CORPORATION. Commercial paper ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues assigned the A rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation 1, 2 and 3 to indicate the relative degree of safety. The "A-1" designation indicates that the degree of safety regarding timely payment is very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) symbol designation. None of the Funds will purchase commercial paper rated A-3 or lower.

         MOODY'S INVESTORS SERVICE, INC. Moody's commercial paper ratings are opinions as to the ability of the issuers to timely repay promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, and it does not represent that any specific instrument is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

         PRIME-1:  Superior capacity for repayment.

         PRIME-2:  Strong capacity for repayment.

         PRIME-3:  Acceptable capacity for repayment.

None of the Funds will purchase Prime-3 commercial paper.

BEST'S RATING SYSTEM FOR INSURANCE COMPANIES

         The objective of Best's Rating System is to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to the company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of the company.

         The quantitative evaluation is based on an analysis of the company's financial condition and operating performance utilizing a series of financial tests. These tests measure a company's performance in the three critical areas of Profitability, Leverage and Liquidity in comparison to the norms established by the A.M. Best Company. These norms are based on an evaluation of the actual performance of the insurance industry.

         Best's review also includes a qualitative evaluation of the adequacy and soundness of a company's reinsurance, the adequacy of its reserves and the experience of its management. In addition, various other factors of importance are considered such as the composition of the company's book of business and the quality and diversification of its assets.

         Upon completion of analysis, Best's Ratings are assigned to those companies that meet the qualifications for rating. The Best's Rating classifications are A+ (Superior); A & A- (Excellent); B+ (Very Good); B & B-
(Good); C+ (Fairly Good); and C & C- (Fair). Those not qualifying for a current Best's Rating are classified in the "Not Assigned" category that has ten classifications which identify why a company is not eligible for a Best's Rating. Care should be exercised in the use of Best's Ratings without further reference to additional Best's publications.


                              FINANCIAL STATEMENTS

         The financial statements of FAIF included in its Annual Report to Shareholders for the year ended September 30, 1996 are incorporated herein by reference. Such Annual Report to Shareholders accompanies this Statement of Additional Information.




                           PART C -- OTHER INFORMATION

ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS

       (a) Financial Statements for each series of the Registrant which is currently required to file such financial statements are incorporated by reference into the Statement of Additional Information under the heading "Financial Statements."


       (b)    Exhibits

              (1)   (a)    Articles of Incorporation, as amended and
                           supplemented through January 1995. (Incorporated by reference to Exhibit (1) to Post-Effective Amendment
                           No. 21.)

              (1)   (b)    Articles Supplementary filed June 16, 1995.
                           (Incorporated by reference to Exhibit (1)(b) to Post-Effective Amendment No. 24.)

              (2) Bylaws, as amended through March 6, 1995. (Incorporated by reference to Exhibit (2) to Post-Effective Amendment No. 24.)

              (3)   Not applicable.

              (4) Specimen form of Common Stock Certificate. (Incorporated by reference to Exhibit (4) to Post-Effective Amendment No. 21.)

              (5)   (a)    Investment Advisory Agreement dated April 2, 1991,
                           between Registrant and First Bank National
                           Association, as amended and supplemented through August 1994. (Incorporated by reference to Exhibit
                           (5)(a) to Post-Effective Amendment No. 21.)

              (5)   (b)    Amendment No. 5 to Exhibit A to Investment Advisory
                           Agreement. (Incorporated by reference to Exhibit
                           (5)(b) to Post-Effective Amendment No. 24.)

              (5)   (c)    Sub-Advisory Agreement relating to International Fund
                           between First Bank National Association and Marvin &
                           Palmer Associates, Inc. (Incorporated by reference to
                           Exhibit (5)(b) to Post-Effective Amendment No. 21.)

       *      (5)   (d)    Amendment No. 6 to Exhibit A to Investment Advisory
                           Agreement.

              (6)   (a)    Distribution Agreement [Class A and Class C]
                           dated February 10, 1994 between Registrant and SEI
                           Financial Services Company. (Incorporated by reference to Exhibit (6)(a) to Post-Effective
                           Amendment No. 21.)

              (6)   (b)    Distribution and Service Agreement [Class B]
                           dated August 1, 1994, as amended September 14, 1994 between Registrant and SEI Financial Services
                           Company. (Incorporated by reference to Exhibit (6)(b) to Post-Effective Amendment No. 21.)

              (6)   (c)    Form of Dealer Agreement. (Incorporated by reference
                           to Exhibit (6)(c) to Post-Effective Amendment No.
                           21.)

              (7)   Not applicable.

              (8)   (a)    Custodian Agreement dated September 20, 1993,
                           between Registrant and First Trust National
                           Association, as supplemented through August 1994.
                           (Incorporated by reference to Exhibit (8) to Post-Effective Amendment No. 18.)

              (8)   (b)    Compensation Agreement dated as of June 1, 1995,
                           pursuant to Custodian Agreement. (Incorporated by reference to Exhibit (8)(b) to Post-Effective
                           Amendment No. 24.)

       *      (8)   (c)    Compensation Agreement dated as of January 1, 1997,
                           pursuant to Custodian Agreement.

              (9)   (a)    Administration Agreement dated as of January 1,
                           1995 between Registrant and SEI Financial Management
                           Corporation. (Incorporated by reference to Exhibit
                           (9)(a) to Post-Effective Amendment No. 23.)

              (9)   (b)    Transfer Agency Agreement dated as of March 31,
                           1994, between Registrant and Supervised Service
                           Company, Inc. [superseded] (Incorporated by reference to Exhibit (9)(b) to Post-Effective Amendment No.
                           21.)

              (9)   (c)    Assignment of Transfer Agency Agreement to DST
                           Systems, Inc. [superseded] (Incorporated by reference to Exhibit (9)(c) to Post-Effective Amendment No.
                           24.)

       *      (9)   (d)    Form of Transfer Agency Agreement dated as of
                           October 1, 1996, between Registrant and DST Systems,
                           Inc.

             (10)   (a)    Opinion and Consent of D'Ancona & Pflaum dated
                           November 10, 1987. (Incorporated by reference to
                           Exhibit (10)(a) to Post-Effective Amendment No. 21.)

             (10)   (b)    Opinion and Consent of Dorsey & Whitney.
                           (Incorporated by reference to Exhibit (10)(a) to Post-Effective Amendment No. 15.)

       *     (11)   (a)    Consent of KPMG Peat Marwick LLP.

             (11)   (b)    Opinion and Consent of Dorsey & Whitney dated
                           November 25, 1991. (Incorporated by reference to
                           Exhibit (11)(b) to Post-Effective Amendment No. 21.)

             (12)   Not applicable.

             (13)   Not applicable.

       *     (14)   (a)    401(k) Prototype Basic Plan Document # 02
                           (1989 Restatement), including Amendment Nos. 1, 2, and 3 and sample Adoption Agreement.

       *     (14)   (b)    Defined Contribution Prototype Basic Plan
                           Document # 01 (1989 Restatement), including Amendment
                           Nos. 1 and 2 and sample Adoption Agreement.

       *     (14)   (c)    IRA Applications and Documentation.

             (15)   (a)    Form of Distribution Plan [Class A].
                           (Incorporated by reference to Exhibit (15)(a) to Post-Effective Amendment No. 21.)

             (15)   (b)    Class B Distribution Plan. (Incorporated by
                           reference to Exhibit (15)(b) to Post-Effective
                           Amendment No. 21.)

             (15)   (c)    Service Plan [Class B]. (Incorporated by
                           reference to Exhibit (15)(c)) to Post-Effective
                           Amendment No. 21.)

       *     (16)    Schedule for Computation of Performance Calculations.

       *     (17)    Financial Data Schedule meeting the requirements of
                     Rule 483.

             (18) Multiple Class Plan Pursuant to Rule 18f-3. (Incorporated by reference to Exhibit (18) to Post-Effective Amendment No. 23.)

             (19)   (a)    Powers of attorney of Directors Dayton,
                           Kedrowski, Strauss, Stringer and Veit. (Incorporated by reference to Exhibit (19) to Post-Effective
                           Amendment No. 26).

       *     (19)   (b)    Power of attorney of Director Hunter.

       *     (19)   (c)    Consent to being named and power of attorney of
                           director nominee Spies.


*     Filed herewith.


ITEM 25.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

              None.


ITEM 26.      NUMBER OF HOLDERS OF SECURITIES

         The following table sets forth the number of holders of shares of each series of Common Stock of the Registrant as of December 17, 1996:

                                                                    NUMBER OF RECORD HOLDERS
         FUND                                              CLASS A           CLASS B          CLASS C

         Stock Fund...................................       2,240           3,149               103
         Equity Index Fund............................         605             905                19
         Balanced Fund................................       1,872           1,632                11
         Asset Allocation Fund........................         184             255                 6
         Equity Income Fund...........................         223             403                18
         Diversified Growth Fund......................         552             860                49
         Emerging Growth Fund.........................         207             203                27
         Regional Equity Fund.........................       3,221           4,277                54
         Special Equity Fund..........................       2,029           1,820                28
         Technology Fund..............................         672             899                18
         International Fund...........................         272             276                42
         Real Estate Securities Fund..................          47              53                10
         Health Sciences Fund.........................          87             103                 7
         Limited Term Income Fund.....................         168               0                 7
         Intermediate Term Income Fund................         164               0                19
         Fixed Income Fund............................         566             858                87
         Intermediate Government Bond Fund............         178               0                14
         Intermediate Tax Free Fund...................          68               0                 7
         Minnesota Insured Intermediate Tax
               Free Fund..............................          97               0                11
         Colorado Intermediate Tax Free Fund..........         129               0                11



ITEM  27.     INDEMNIFICATION

         The first four paragraphs of Item 27 of Part C of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, dated November 27, 1987, are incorporated herein by reference.

         On February 18, 1988 the indemnification provisions of the Maryland General Corporation Law (the "Law") were amended to permit, among other things, corporations to indemnify directors and officers unless it is proved that the individual (1) acted in bad faith or with active and deliberate dishonesty, (2) actually received an improper personal benefit in money, property or services, or (3) in the case of a criminal proceeding, had reasonable cause to believe that his act or omission was unlawful. The Law was also amended to permit corporations to indemnify directors and officers for amounts paid in settlement of stockholders' derivative suits.

         The Registrant undertakes that no indemnification or advance will be made unless it is consistent with Sections 17(h) or 17(i) of the Investment Company Act of 1940, as now enacted or hereafter amended, and Securities and Exchange Commission rules, regulations, and releases (including, without limitation, Investment Company Act of 1940 Release No. 11330, September 2,
1980).

         Insofar as the indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933, as amended, and will be governed by the final adjudication of such issue.


ITEM 28.      BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         Information on the business of the Registrant's investment adviser, First Bank National Association (the "Adviser"), is described in the section of the Registrant's Statement of Additional Information, filed as part of this Registration Statement, entitled "Investment Advisory and Other Services." The directors and officers of the Adviser are listed below, together with their principal occupation or other positions of a substantial nature during the past two fiscal years.

                                                                            OTHER POSITIONS AND OFFICES
NAME                       POSITIONS AND OFFICES WITH ADVISER             AND PRINCIPAL BUSINESS ADDRESS

John F. Grundhofer      Chairman, President and Chief                  Chairman, President and Chief
                        Executive Officer                              Executive Officer of First Bank
                                                                       System, Inc. ("FBS").*

Richard A. Zona         Director and Vice Chairman--Finance            Vice Chairman--Finance of FBS*

Philip G. Heasley       Director and Vice Chairman                     Vice Chairman and Group Head of the
                                                                       Retail Product Group of FBS.*

Daniel C. Rohr          Director and Executive Vice President          Executive Vice President, Commercial
                                                                       Banking Group of FBS.*

J. Robert Hoffmann      Director, Executive Vice President             Executive Vice President and Chief
                        and Chief Credit Officer                       Credit Officer of FBS.*

Lee R. Mitau            Director, Executive Vice President,            Executive Vice President, General
                        General Counsel and Secretary                  Counsel and Secretary of FBS; prior to
                                                                       October 1995 partner in Dorsey &
                                                                       Whitney LLP*

Susan E. Lester         Director, Executive Vice President and         Executive Vice President and Chief
                        Chief Financial Officer                        Financial Officer of FBS; prior to
                                                                       December 1995 executive vice president
                                                                       and chief financial officer of Shawmut
                                                                       National Corporation.*

Larry S. Crawford       Executive Vice President and General           --*
                        Manager, Retail Banking Group

Robert J. Anderson      Executive Vice President                       --*

John M. Murphy, Jr.     Executive Vice President                       Executive Vice President of FBS;
                                                                       Chairman and Chief Investment
                                                                       Officer, First Trust National
                                                                       Association.*

Robert H. Sayre         Executive Vice President                       Executive Vice President, Human
                                                                       Resources of FBS.*


*   Address:  First Bank Place, 601 Second Avenue South,
              Minneapolis, Minnesota 55402.


ITEM 29.      PRINCIPAL UNDERWRITERS

         (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal under-writer, distributor or investment adviser:

         Registrant's distributor, SEI Financial Services Company ("SFS") acts as distributor for SEI Liquid Asset Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, Stepstone Funds, The Advisors' Inner Circle Fund, Pillar Funds, CUFund, STI Classic Funds, CoreFunds, Inc., First American Funds, Inc., The Arbor Fund, 1784 Funds, Marquis Funds, Morgan Grenfell Investment Trust, The PBHG Funds, Inc., Inventor Funds, Inc., The Achievement Funds Trust, Insurance Investment Products Trust, Bishop Street Funds, CrestFunds, Inc., STI Classic Variable Trust, ARK Funds, Monitor Funds, FMB Funds, Inc., SEI Asset Allocation Trust, Turner Funds, and First American Strategy Funds, Inc. pursuant to distribution agreements dated November 29, 1982, July 15, 1982, December 3, 1982, July 10, 1985, January 22, 1987, August 30, 1988, January 30, 1991,
November 14, 1991, February 28, 1992, May 1, 1992, May 29, 1992, October 30,
1992, November 1, 1992, January 28, 1993, June 1, 1993, August 17, 1993, January
3, 1994, August 1, 1994, December 27, 1994, December 30, 1994, January 27, 1995,
March 1, 1995, August 18, 1995, November 1, 1995, January 11, 1996, March 1,
1996, April 1, 1996, April 29, 1996, and October 1, 1996, respectively.

         SFS provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement, and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

         (b) Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, Pennsylvania 19456.


NAME                        POSITIONS AND OFFICES WITH UNDERWRITER          POSITIONS AND OFFICES WITH REGISTRANT
----                        --------------------------------------          -------------------------------------
Alfred P. West, Jr.         Director, Chairman & Chief                                    --
                            Executive Officer
Henry H. Greer              Director, President & Chief                                   --
                            Operating Officer
Carmen V. Romeo             Director, Executive                             Treasurer, Assistant Secretary
                            Vice President & Treasurer
Gilbert L. Beebower         Executive Vice President                                      --
Richard B. Lieb             Executive Vice President, President-Investment                --
                            Services Division
Leo J. Dolan, Jr.           Senior Vice President                                         --
Carl A. Guarino             Senior Vice President                                         --
Jerome Hickey               Senior Vice President                                         --
Larry Hutchinson            Senior Vice President                                         --
David G. Lee                Senior Vice President                           President
Steven Kramer               Senior Vice President                                         --
William Maddon              Senior Vice President                                         --
Jack May                    Senior Vice President                                         --
A. Keith McDowell           Senior Vice President                                         --
Dennis J. McGonigle         Senior Vice President                                         --
Hartland J. McKeown         Senior Vice President                                         --
Barbara J. Moore            Senior Vice President                                         --
James V. Morris             Senior Vice President                                         --
Steven Onofrio              Senior Vice President                                         --
Kevin P. Robins             Senior Vice President, General Counsel          Vice President & Assistant Secretary
                            & Secretary
Robert Wagner               Senior Vice President                                         --
Patrick K. Walsh            Senior Vice President                                         --
Kenneth Zimmer              Senior Vice President                                         --
Robert Aller                Vice President                                                --
Marc H. Cahn                Vice President & Assistant Secretary            Vice President & Assistant Secretary
Gordon W. Carpenter         Vice President                                                --
Todd Cipperman              Vice President & Assistant Secretary                          --
Robert Crudup               Vice President & Managing Director                            --
Ed Daly                     Vice President                                                --
Jeff Drennen                Vice President                                                --
Mick Duncan                 Vice President & Team Leader                                  --
Vic Galef                   Vice President & Managing Director                            --
Kathy Heilig                Vice President                                                --
Michael Kantor              Vice President                                                --
Samuel King                 Vice President                                                --
Kim Kirk                    Vice President & Managing Director                            --
Donald H. Korytowski        Vice President                                                --
John Krzeminski             Vice President & Managing Director                            --
Robert S. Ludwig            Vice President & Team Leader                                  --
Vicki Malloy                Vice President & Team Leader                                  --
Carolyn McLaurin            Vice President & Managing Director                            --
W. Kelso Morrill            Vice President                                                --
Barbara A. Nugent           Vice President & Assistant Secretary                          --
Sandra K. Orlow             Vice President & Assistant Secretary            Vice President & Assistant Secretary
Donald Pepin                Vice President & Managing Director                            --
Larry Pokora                Vice President                                                --
Kim Rainey                  Vice President                                                --
Paul Sachs                  Vice President                                                --
Mark Samuels                Vice President & Managing Director                            --
Steve Smith                 Vice President                                                --
Daniel Spaventa             Vice President                                                --
Kathryn L. Stanton          Vice President & Assistant Secretary            Vice President & Assistant Secretary
Wayne M. Withrow            Vice President & Managing Director                            --
William Zawaski             Vice President                                                --
James Dougherty             Director of Brokerage Services                                --




ITEM 30.      LOCATION OF ACCOUNTS AND RECORDS

                    LOCATION
                       OF                                                                              TYPE OF
REGULATION           RECORD      RECORD                                                                 FUND

270.31a-1(a)            2        General Ledger                                                          B
                        2        Cash Transaction Statement                                              D
                        2        Monthly Cash Summary Report                                             M
                        2        Purchases Report                                                        D
                        2        Sales Report                                                            D
                        2        Realized Gain/Loss Report                                               D
                        2        Securities Movement and Control List of Assets for Close of Business    B
270.31a-1(b)(1)         2        Daily Portfolio Transaction Detail                                      D
                        2        Daily Settled Purchase and Sales Journal                                D
                        2        Money Market Monthly Transaction Journal                                M
                        2        Money Market General Ledger Activity Journal                            M
270.31a-1(b)2(i)        2        General Ledger                                                          B
                        2        Money Market General Ledger Activity Journal                            M
                        2        Open Trades/Secs. Out for Transfer Report                               D
                        2        Securities Movement and Control List of Assets for Close of Business    B
                        2        Federal Reserve 3E Safe-Keeping Acct. Listing of Securities held
                                   by the Fund                                                           B
                        2        Div. Income Summary Report                                              D
                        2        Div. and Interest Receivable Report                                     D
                        2        Earned Income Report                                                    B
                        2        Money Market Daily Accrual Report                                       M
                        2        Money Market Daily Amortization Report                                  M
                        2        Statement of Condition                                                  B
270.31a-1(b)2(ii)       2        Fund Master Ledger                                                      D
                        2        Corporate Action Announcement Report                                    D
                        2        Purchases Report                                                        D
                        2        Sales Report                                                            D
270.31a-1(b)2(iii)      2        Brokerage Alloc/Commission Detail Report                                D
270.31a-1(b)2(iv)       1        Shareholder Master Fil -- CRT                                           B
                        1        Shareholder History File -- CRT                                         B
270.31a-1(b)3           2        Fund Master Ledger                                                      D
270.31a-1(b)4           1        Articles of Incorporation                                               B
                        1        Declaration of Trust                                                    B
                        1        By-Laws                                                                 B
                        1        Minute Books                                                            B
270.31a-1(b)5           1        Trade Tickets                                                           B
                        2        Purchase Report                                                         D
                        2        Sales Report                                                            D
270.31a-1(b)5           1        Trade Tickets                                                           B
                        2        Purchase Report                                                         D
                        2        Sales Report                                                            D
270.31a-1(b)6           1        Trade Tickets                                                           B
270.31a-1(b)7           2        Fund Master Ledger                                                      D
270.31a-1(b)8           2        Statement of Condition                                                  B
                        2        General Ledger                                                          B
                        2        Money Market General Ledger Activity Journal                            M
270.31a-1(b)9           2        Brokerage Alloc./Commission Detail Report                               D
                        1        Brokerage Commission Report                                             B
                        1        Reduction and Commission Report                                         D
                        1        Quarterly Brokerage Log                                                 B
270.31a-1(b)10          1        Custodian Blanket Authorization                                         B
                        1        Portfolio Manager Signoff                                               B
270.31a-1(b)11          1        Portfolio Manager Signoff                                               B
270.31a-1(b)12          2        All supporting documentation                                            B
270.31a-1(c)      Not applicable
270.31a-1(d)            1        Director Payments thru Fund Journal                                     B
                        1        Exchange Purchase Journal                                               B
                        1        Confirmed Payments Journal                                              B
                        1        Fiduciary Contribution Journal                                          B
                        1        Direct Payments Journal                                                 B
                        1        Direct Redemptions Journal                                              B
                        2        General Ledger                                                          B
                        1        Shareholder Master File -- CRT                                          B
                        1        Shareholder History File -- CRT                                         B
                        1        Daily Div. Close-out Journal                                            B
                        1        Asset Transfer/Rollover Journal                                         B
                        1        Redemption Check Register                                               B
                        1        Purchase Cancellations Journal                                          B
                        1        Redemption Cancellation Journal                                         B
                        1        Fail/Free Report                                                        B
                        1        Broker/Dealer Order Ticket                                              B
                        1        Inv. Services Order Breakdowns                                          B
                        1        EDGE Transaction Journal                                                B
                        1        Shareholder Receipt -- Retail                                           B
                        1        Account Application -- Retail                                           B
                        1        Additional Deposit Slip -- Retail                                       B
                        1        Trade Cancel Form                                                       B
                        1        Confirmation Statement                                                  B
                        1        Shareholder Statement                                                   B
                        1        Form U-4                                                                B
                        1        Fingerprint Card                                                        B
                        1        Form U-4 Status Report                                                  B
                        1        Form U-4 Score Report                                                   B
                        1        Form U-5                                                                B
270.31a-1(e)      Not applicable
270.31a-1(f)            2        General Ledger                                                          B
                        1        Portfolio Manager Signoff                                               B
                        1        Trade Tickets                                                           B
270.31a-2(a)(1)         2        Daily Portfolio Transaction Detail                                      D
                        2        Daily Settled Pur. and Sales Journal                                    D
                        2        Money Market Monthly Transaction Journal                                M
                        2        Money Market General Ledger Activity Journal                            M
                        2        Open Trades/Secs. Out for Transfer Report                               D
                        2        Securities Movement and Control List of Assets for Close of
                                   Business                                                              B
                        2        Fed. Reserve 3E Safe-Keeping Acct. Listing of Securities held
                                   by the Fund                                                           B
270.31a-2(a)(1)         2        Div. Income Summary Report                                              D
                        2        Div. and Interest Receivable Report                                     D
                        2        Earned Income Report                                                    B
                        2        Money Market Daily Accrual Report                                       M
                        2        Money Market Daily Amortization Report                                  M
                        2        Statement of Condition                                                  B
                        2        Fund Master Ledger                                                      D
                        2        Corporate Action Announcement Report                                    D
                        2        Brokerage Alloc./Commission Detail Report                               D
                        1        Shareholder Master File -- CRT                                          B
                        1        Shareholder History File -- CRT                                         B
                        1        Declaration of Trust                                                    B
                        1        By-laws                                                                 B
                        1        Minute Books                                                            B
270.31a-2(a)(2)         2        Purchases Report                                                        D
                        2        Sales Report                                                            D
                        2        General Ledger                                                          B
                        2        Money Market General Ledger Activity Journal                            M
                        2        Statement of Condition                                                  B
                        2        Fund Master Ledger                                                      D
                        2        Brokerage Alloc./Commission Detail Report                               D
                        1        Trade Tickets                                                           B
                        1        Brokerage Commission Report                                             B
                        1        Reduction and Commission Report                                         D
                        1        Quarterly Brokerage Log                                                 B
                        1        Custodian Blanket Authorization                                         B
                        1        Portfolio Manager Signoff                                               B
270.31a-2(a)(3)         1        Sales Literature File                                                   B
270.31a-2(b)      Not applicable
270.31a-2(c)            1        Director Payments thru Fund Journal                                     B
                        1        Exchange Purchase Journal                                               B
                        1        Confirmed Payments Journal                                              B
                        1        Fiduciary Contribution Journal                                          B
                        1        Direct Payments Journal                                                 B
                        1        Direct Redemptions Journal                                              B
                        2        General Ledger                                                          B
                        1        Shareholder Master File -- CRT                                          B
                        1        Shareholder History File -- CRT                                         B
                        1        Daily Div. Close-Out Journal                                            B
                        1        Asset Transfer/Rollover Journal                                         B
                        1        Redemption Check Register                                               B
                        1        Purchase Cancellations Journal                                          B
                        1        Redemption Cancellation Journal                                         B
                        1        Fail/Free Report                                                        B
                        1        Broker/Dealer Order Ticket                                              B
                        1        Inv. Services Order Breakdowns                                          B
                        1        EDGE Transaction Journal                                                B
                        1        Shareholder Receipt -- Retail                                           B
                        1        Account Application -- Retail                                           B
                        1        Additional Deposit Slip -- Retail                                       B
                        1        Trade Cancel Form                                                       B
270.31a-2(c)            1        Confirmation Statement                                                  B
                        1        Shareholder Statement                                                   B
                        1        Form U-4                                                                B
                        1        Fingerprint Card                                                        B
                        1        Form U-4 Status Report                                                  B
                        1        Form U-4 Score Report                                                   B
                        1        Form U-5                                                                B
270.31a-2(d)      Not applicable
270.31a-2(e)            2        General Ledger                                                          B
                        1        Portfolio Manager Signoff                                               B
                        1        Trade Tickets                                                           B
270.31a-2(f)(1)         1        Microfilm                                                               B
270.31a-2(f)(2)         1        Retention Plan                                                          B
270.31a-2(f)(3)   Not applicable
270.31a-3               1        Custodian Agreement                                                     B




(1) SEI Financial Management Corporation and SEI Financial Services Company Oaks, Pennsylvania 19456

(2)      First Trust National Association
         180 East Fifth Street
         St. Paul, Minnesota 55101

         B = Both         D = Debt Equity         M = Money Market


ITEM 31. MANAGEMENT SERVICES

         Not applicable.


ITEM 32. UNDERTAKINGS

         Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a Director(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to comply with the provisions of
Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

         Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.



                                   SIGNATURES

       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement No. 2-16905 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wayne, Commonwealth of Pennsylvania, on the 29th day of January, 1997.

                                   FIRST AMERICAN INVESTMENT FUNDS, INC.


ATTEST: /s/ Stephen G. Meyer          By: /s/ Kathryn L. Stanton
        ----------------------------      --------------------------------------
            Stephen G. Meyer                  Kathryn L. Stanton, Vice President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

           SIGNATURE                              TITLE                    DATE


 /s/ Stephen G. Meyer                    Controller (Principal              **
----------------------------------       Financial and Accounting
     Stephen G. Meyer                    Officer)


         *                               Director                           **
----------------------------------
Robert J. Dayton


         *                               Director                           **
----------------------------------
Andrew M. Hunter III


         *                               Director                           **
----------------------------------
Leonard W. Kedrowski


         *                               Director                           **
----------------------------------
Joseph D. Strauss


         *                               Director                           **
----------------------------------
Virginia L. Stringer


         *                               Director                           **
----------------------------------
Gae B. Veit


* By: /s/ Kathryn L. Stanton
----------------------------------
        Kathryn L. Stanton
        Attorney in Fact

**   January 29, 1997.